UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.           Schedule of Investments.

The schedules of investments for the nine-month period ended July 31, 2010 is set forth below.

Schedule of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Australia - 9.0%
24,729	Coca-Cola Amatil Ltd.	$256,767
6,020	Cochlear Ltd.	385,178
4,854	Commonwealth Bank of Australia	230,953
89,419	Fortescue Metals Group Ltd.*	347,261
77,234	Lihir Gold Ltd.	284,558
7,036	Newcrest Mining Ltd.	208,341
11,195	Orica Ltd.	255,384
26,584	Origin Energy Ltd.	371,566
10,446	Woolworths Ltd.	243,877
		2,583,885
	Austria - 0.0%
1,356	Bank of Austria ‘Escrow’*	0

	Bermuda - 1.0%
12,373	Seadrill Ltd.	287,256

	Canada - 18.8%
4,909	ATCO Ltd., Class I	240,982
3,532	Bank of Montreal	215,600
4,414	Canadian National Railway Co.	277,153
3,761	Canadian Pacific Railway Ltd.	224,174
19,746	CGI Group, Inc., Class A*	281,826
4,586	Enbridge, Inc.	222,810
10,846	Gildan Activewear, Inc.*	333,083
4,889	Goldcorp, Inc.	191,297
47,987	Ivanhoe Mines Ltd.*	845,171
2,846	Magna International, Inc., Class A	211,471
6,334	Metro, Inc., Class A	270,223
3,983	National Bank of Canada	228,125
2,382	Niko Resources Ltd.	256,436
3,972	Royal Bank of Canada	207,171
10,764	Shaw Communications, Inc., Class B	210,901
28,230	Silver Wheaton Corp.*	531,462
19,374	Sino-Forest Corp.*	297,772
7,510	SNC-Lavalin Group, Inc.	338,841
		5,384,498
	Cayman Islands - 0.8%
72,000	Li Ning Co. Ltd.	237,361

	China - 1.5%
406,000	Yangzijiang Shipbuilding Holdings Ltd.	433,011

	Finland - 1.1%
7,951	Metso Corp. Oyj	313,450

	France - 3.3%
1,774	PPR	237,241
3,527	Sodexo	222,144
3,396	Technip SA	226,082
7,039	Valeo SA*	251,407
		936,874
	Germany - 5.6%
4,322	Continental AG*	275,623
3,733	Fresenius Medical Care AG & Co. KGaA	204,771
125,667	Infineon Technologies AG*	847,900
5,645	Lanxess AG	270,969
		1,599,263
	Hong Kong - 9.3%
104,000	China Everbright Ltd.	271,203
106,000	China Overseas Land & Investment Ltd.	227,141
69,400	China Taiping Insurance Holdings Co. Ltd.*	234,151
61,000	Hang Lung Group Ltd.	358,204
64,000	Kingboard Chemical Holdings Ltd.	296,289
48,000	Li & Fung Ltd.	220,053
130,000	Lifestyle International Holdings Ltd.	270,199
64,500	MTR Corp. Ltd.	226,756
118,000	Tingyi (Cayman Islands) Holding Corp.	299,353
48,000	Wharf Holdings Ltd. (The)	262,704
		2,666,053
	Ireland - 0.7%
27,293	Kingspan Group PLC*	191,085

	Japan - 9.4%
12,000	Chugai Pharmaceutical Co. Ltd.	209,370
17,000	Elpida Memory, Inc.*	255,020
1,700	FANUC Ltd.	200,289
71,000	Isuzu Motors Ltd.	208,101
2,300	Nidec Corp.	215,243
24,000	Odakyu Electric Railway Co. Ltd.	218,509
2,700	Oriental Land Co. Ltd.	224,948
15,500	Sega Sammy Holdings, Inc.	227,152
1,500	SMC Corp.	198,015
11,300	SoftBank Corp.	337,070
4,100	Terumo Corp.	214,557
7,900	Toyoda Gosei Co. Ltd.	196,907
		2,705,181
	Netherlands - 0.6%
10,017	QIAGEN NV*	186,030

	Norway - 2.2%
29,820	DnB NOR ASA	370,461
16,220	Telenor ASA	250,378
		620,839
	Singapore - 4.2%
14,000	Jardine Cycle & Carriage Ltd.	368,651
89,000	Keppel Land Ltd.	264,470
89,000	SembCorp Marine Ltd.	261,851
70,000	Wilmar International Ltd.	322,313
		1,217,285
	Spain - 1.6%
3,810	Industria de Diseno Textil SA	251,906
8,105	Obrascon Huarte Lain SA	211,923
		463,829
	Switzerland - 5.5%
17,310	ABB Ltd.*	347,772
472	Banque Cantonale Vaudoise	209,778
425	Barry Callebaut AG*	267,491
1,593	Geberit AG	259,295
2,706	Schindler Holding AG	236,654

1,116	Syngenta AG	$245,333
		1,566,323
	United Kingdom - 25.3%
22,954	AMEC PLC	313,828
17,806	Antofagasta PLC	275,513
82,619	ARM Holdings PLC	424,657
9,950	Autonomy Corp. PLC*	256,335
107,134	Barclays PLC	558,380
27,846	Burberry Group PLC	366,975
41,010	Cairn Energy PLC*	299,806
33,356	Compass Group PLC	276,866
906,000	Genting Singapore PLC*	846,324
22,256	IMI PLC	248,691
20,341	Inmarsat PLC	234,779
11,698	InterContinental Hotels Group PLC	202,072
276,221	ITV PLC*	223,649
41,280	Meggitt PLC	193,429
7,099	Next PLC	239,032
140,652	Old Mutual PLC	266,092
24,668	Petrofac Ltd.	482,907
159,692	Rentokil Initial PLC*	255,846
7,533	SABMiller PLC	228,162
24,411	Serco Group PLC	211,603
7,633	Standard Chartered PLC	220,193
21,841	Travis Perkins PLC*	288,521
19,174	Weir Group PLC (The)	352,233
		7,265,893
	Total Investments (Cost $25,411,727)(a)-99.9%	28,658,116
	Other assets less liabilities-0.1%	22,267
	Net Assets-100.0%	$28,680,383

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $25,431,288. The net unrealized appreciation was $3,226,828 which consisted of aggregate gross unrealized appreciation of $3,613,680 and aggregate gross unrealized depreciation of $386,852.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares DWA Emerging Markets Technical Leaders Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 93.7%
	Brazil - 6.7%
11,585	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A ADR	$753,720
6,555	Cia de Bebidas das Americas ADR	715,937
31,371	Cia Paranaense de Energia ADR	687,653
14,458	Ultrapar Participacoes SA ADR	750,370
57,895	Vivo Participacoes SA ADR	1,548,112
		4,455,792
	Cayman Islands - 1.3%
2,757	New Oriental Education & Technology Group, Inc. ADR*	269,635
38,945	WuXi PharmaTech (Cayman), Inc. ADR*	584,175
		853,810
	Chile - 1.2%
33,447	Lan Airlines SA ADR	798,380

	China - 7.1%
106,000	China Life Insurance Co. Ltd., H-Shares	470,935
348,000	China National Building Material Co. Ltd., H-Shares	656,976
9,928	Ctrip.com International Ltd. ADR*	399,701
234,000	Jiangxi Copper Co. Ltd., H-Shares	519,505
1,041,000	Nine Dragons Paper Holdings Ltd.	1,512,154
66,720	Solarfun Power Holdings Co. Ltd. ADR*	631,171
64,000	Weichai Power Co. Ltd., H-Shares	529,116
		4,719,558
	Hong Kong - 1.3%
98,500	Hengan International Group Co. Ltd.	848,591

	India - 1.9%
4,437	HDFC Bank Ltd. ADR	730,241
14,426	ICICI Bank Ltd. ADR	561,316
		1,291,557
	Indonesia - 9.9%
208,000	Astra Agro Lestari Tbk PT	453,260
129,334	Astra International Tbk PT	732,775
470,500	Bank Central Asia Tbk PT	312,843
2,658,500	Bank CIMB Niaga Tbk PT*	329,768
2,426,000	Bank Negara Indonesia (Persero) Tbk PT	820,098
2,955,000	Holcim Indonesia Tbk PT*	784,280
339,500	Indocement Tunggal Prakarsa Tbk PT	641,174
1,208,500	Indofood Sukses Makmur Tbk PT	624,609
521,000	Semen Gresik (Persero) Tbk PT	538,554
225,500	Tambang Batubara Bukit Asam Tbk PT	420,836
387,500	United Tractors Tbk PT	872,562
		6,530,759
	Luxembourg - 1.5%
28,631	Ternium SA ADR	1,023,559

	Malaysia - 14.0%
418,500	Affin Holdings Bhd	401,265
286,200	AMMB Holdings Bhd	463,354
78,030	Berjaya Corp. Bhd	12,265
143,900	Hong Leong Financial Group Bhd	392,660
192,400	IJM Corp. Bhd	305,445
80,400	Kuala Lumpur Kepong Bhd	426,643
392,900	Lingkaran Trans Kota Holdings Bhd	394,012
218,100	Malaysia Airports Holdings Bhd	353,101
1,076,000	Malaysian Resources Corp. Bhd	571,657
555,500	Media Prima Bhd	378,948
494,100	Multi-Purpose Holdings Bhd	313,764
63,200	PPB Group Bhd	344,511
350,800	Proton Holdings Bhd*	507,287
206,500	RHB Capital Bhd	421,309
751,900	SapuraCrest Petroleum Bhd	541,292
351,400	Sunway City Bhd	415,361
454,400	Tan Chong Motor Holdings Bhd	668,529
2,615,400	TIME dotCom Bhd*	509,761
1,162,200	Titan Chemicals Corp.	807,438
262,200	Top Glove Corp. Bhd	547,315
504,800	WCT Bhd	449,099
		9,225,016
	Mexico - 9.5%
87,500	Coca-Cola Femsa SAB de CV, Series L	602,183
211,500	Corporacion GEO SAB de CV, Series B*	589,220
118,200	Fomento Economico Mexicano SAB de CV	576,289
60,200	Grupo Bimbo SAB de CV, Series A	454,884
230,800	Grupo FAMSA SAB de CV, Class A*	328,707
170,200	Grupo Financiero Banorte SAB de CV, Class O	661,753
313,500	Grupo Mexico SAB de CV, Series B	831,710
368,300	Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	445,856
104,400	Industrias CH SAB de CV, Series B*	372,214
29,585	Industrias Penoles SAB de CV	620,324
282,000	Mexichem SAB de CV	782,057
		6,265,197
	Peru - 2.8%
355,614	Alicorp SA	443,494
10,235	Credicorp Ltd.	1,000,164
18,003	Sociedad Minera Cerro Verde SAA	429,371
		1,873,029
	Philippines - 3.3%
4,789,000	Holcim Philippines, Inc.	720,190
3,927,400	JG Summit Holdings, Inc.	1,441,627
		2,161,817
	Russia - 2.4%
31,940	Mechel ADR	695,653
44,420	Wimm-Bill-Dann Foods OJSC ADR	877,295
		1,572,948
	Singapore - 1.0%
646,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	639,384

	South Africa - 8.3%
95,411	Aspen Pharmacare Holdings Ltd.*	1,064,651
33,872	Exxaro Resources Ltd.	561,148

53,644	JSE Ltd.	$521,471
15,630	Kumba Iron Ore Ltd.	791,793
22,637	Naspers Ltd., Class N	963,896
96,157	Northam Platinum Ltd.	579,275
36,780	Palabora Mining Co. Ltd.	516,163
37,571	Shoprite Holdings Ltd.	470,165
		5,468,562
	South Korea - 9.5%
6,239	CJ O Shopping Co. Ltd.*	611,731
16,490	Dongbu Insurance Co. Ltd.	512,928
4,784	Hyundai Motor Co.	602,511
6,936	Hyundai Steel Co.	600,925
30,110	Kia Motors Corp.	786,424
1,396	LG Household & Health Care Ltd.	439,541
5,292	OCI Materials Co. Ltd.	500,539
3,216	Samsung Engineering Co. Ltd.	335,715
3,559	Samsung SDI Co. Ltd.	511,405
26,529	Seoul Semiconductor Co. Ltd.	976,555
8,085	SFA Engineering Corp.	400,466
		6,278,740
	Thailand - 6.5%
2,842,800	Asian Property Development PCL	546,100
41,550	Banpu PCL	803,322
427,600	BEC World PCL	397,459
2,081,100	Charoen Pokphand Foods PCL	1,553,974
650,800	Hana Microelectronics PCL	559,557
144,400	Kasikornbank PCL	447,405
		4,307,817
	Turkey - 4.8%
163,853	Aygaz AS	723,281
119,372	Haci Omer Sabanci Holding AS	554,666
145,072	Koc Holding AS	572,970
145,043	Turkiye Garanti Bankasi AS	750,969
186,614	Yapi ve Kredi Bankasi AS*	567,336
		3,169,222
	United Kingdom - 0.7%
10,920	Anglo American PLC*	438,741

	Total Investments (Cost $58,733,626)(a)-93.7%	61,922,479
	Other assets less liabilities-6.3%	4,150,440
	Net Assets-100.0%	$66,072,919

Investment Abbreviations:

ADR         - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $58,838,476. The net unrealized appreciation was $3,084,003 which consisted of aggregate gross unrealized appreciation of $4,331,778 and aggregate gross unrealized depreciation of $1,247,775.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Dynamic Developed International Opportunities Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 98.5%
	Australia - 1.6%
12,394	Caltex Australia Ltd.	$115,226
90,814	Fairfax Media Ltd.	121,259
5,243	National Australia Bank Ltd.	119,273
39,715	OneSteel Ltd.	107,496
		463,254
	Austria - 3.7%
1,894	Andritz AG	118,748
3,327	Erste Group Bank AG	133,478
2,097	Flughafen Wien AG	120,958
39,745	Immofinanz AG*	130,744
4,222	RHI AG*	125,877
2,947	Semperit AG Holding	109,652
4,866	Strabag SE	111,764
2,517	Vienna Insurance Group AG Wiener Versicherung Gruppe	119,459
3,709	Voestalpine AG	118,628
		1,089,308
	Bahamas - 0.4%
4,335	Petrominerales Ltd.	122,564

	Belgium - 2.4%
45,156	Ageas	124,306
17,451	Agfa Gevaert NV*	105,491
644	Bekaert SA	140,029
1,462	Delhaize Group SA	107,939
242	D’ieteren SA	116,653
2,458	Omega Pharma SA	105,035
		699,453
	Bermuda - 1.7%
20,805	Catlin Group Ltd.	125,378
77,031	Golden Ocean Group Ltd.	115,294
15,009	Lancashire Holdings Ltd.	126,225
5,596	Seadrill Ltd.	129,919
		496,816
	Canada - 4.6%
2,442	ATCO Ltd., Class I	119,877
1,971	Bank of Montreal	120,313
5,817	Biovail Corp.	126,794
1,628	Canadian Imperial Bank of Commerce	111,595
7,342	CGI Group, Inc., Class A*	104,789
3,491	Encana Corp.	106,532
3,454	Quebecor, Inc., Class B	117,039
3,161	Rogers Communications, Inc., Class B	109,720
6,653	Sino-Forest Corp.*	102,255
2,843	Telus Corp.	112,290
1,609	Toronto-Dominion Bank (The)	114,291
25,173	Western Coal Corp.*	102,652
		1,348,147
	China - 2.0%
129,000	China Construction Bank Corp., H-Shares	109,474
88,000	Dongfeng Motor Group Co. Ltd., H-Shares	122,842
157,500	Fosun International	120,477
147,000	Industrial & Commercial Bank of China Ltd., H-Shares	112,256
117,000	Yangzijiang Shipbuilding Holdings Ltd.	124,784
		589,833
	Cyprus - 0.4%
39,503	Songa Offshore SE*	123,843

	Denmark - 1.6%
2,820	D/S Norden A/S	110,689
5,235	Danske Bank A/S*	123,288
4,940	Sydbank A/S*	123,078
980	Topdanmark A/S*	121,139
		478,194
	Finland - 2.2%
11,464	Amer Sports Oyj, Class A	127,099
11,120	Huhtamaki Oyj	138,352
9,807	Kemira Oyj	131,599
10,747	Pohjola Bank PLC	133,641
2,360	Wartsila Oyj	124,122
		654,813
	France - 5.5%
6,809	AXA SA	125,477
1,942	BNP Paribas	133,358
1,443	Casino Guichard-Perrachon SA	125,636
1,507	Cie Generale des Etablissements Michelin, Class B	114,776
6,168	CNP Assurances	127,285
4,215	Groupe Steria SCA	114,274
24,847	Natixis*	132,785
3,570	Rallye SA	126,437
5,826	Rhodia SA	120,227
1,691	SEB SA	126,058
3,742	Valeo SA*	133,650
2,439	Vinci SA	118,045
2,064	Wendel	116,661
		1,614,669
	Germany - 6.1%
6,381	Aareal Bank AG*	133,011
1,076	Allianz SE	124,901
2,731	Asian Bamboo AG	112,431
1,060	Axel Springer AG	127,049
2,180	Bayerische Motoren Werke (BMW) AG	117,325
1,889	Deutsche Bank AG	131,909
3,674	Deutsche Postbank AG*	117,125
968	Generali Deutschland Holding AG	115,404
2,511	Hannover Rueckversicherung AG	120,189
1,734	Hochtief AG	112,377
18,211	Infineon Technologies AG*	122,873
2,515	Lanxess AG	120,724
1,962	Rheinmetall AG	117,401
3,178	Stada Arzneimittel AG	103,155
5,637	Tognum AG	112,582
		1,788,456
	Greece - 0.4%
7,069	Public Power Corp. SA	112,448

	Hong Kong - 3.2%
106,000	Chaoda Modern Agriculture (Holdings) Ltd.	$113,980
61,000	Chinese Estates Holdings Ltd.	112,489
236,000	Guangdong Investment Ltd.	118,222
5,000	Jardine Strategic Holdings Ltd.	117,400
24,500	Kingboard Chemical Holdings Ltd.	113,423
373,000	PCCW Ltd.	114,800
40,000	Wheelock & Co. Ltd.	124,656
34,500	Yue Yuen Industrial (Holdings) Ltd.	111,958
		926,928
	Ireland - 2.0%
842,107	Anglo Irish Bank Corp. Ltd.*	0
4,689	DCC PLC	115,152
17,185	Dragon Oil PLC*	114,428
29,776	Glanbia PLC	127,626
11,918	Smurfit Kappa Group PLC*	122,863
4,570	Warner Chilcott PLC, Class A*	116,992
		597,061
	Italy - 5.0%
6,108	Assicurazioni Generali SpA	123,023
8,870	Autostrada Torino-Milano SpA	121,221
25,777	Banca Popolare di Milano Scarl	136,512
63,402	CIR-Compagnie Industriali Riunite SpA*	119,770
5,551	Danieli SpA	107,320
9,374	Indesit Co. SpA	111,194
3,816	Italmobiliare SpA	126,276
26,932	Mediolanum SpA	118,769
44,850	Piaggio & C. SpA	127,963
4,298	Societa’ Cattolica di Assicurazioni Scrl	114,564
13,369	Societa Iniziative Autostradali e Servizi SpA	127,755
95,185	Telecom Italia SpA	121,217
		1,455,584
	Japan - 21.4%
115	Accordia Golf Co. Ltd.	107,091
11,700	ADEKA Corp.	114,219
3,800	Aisin Seiki Co. Ltd.	105,897
5,900	Aoyama Trading Co. Ltd.	92,932
10,000	Asahi Glass Co. Ltd.	101,546
4,500	Canon Electronics, Inc.	109,358
8,598	Century Tokyo Leasing Corp.	102,986
18,000	Chiba Bank Ltd. (The)	109,670
16,000	Daicel Chemical Industries Ltd.	112,993
6,500	Elpida Memory, Inc.*	97,508
4,100	EXEDY Corp.	118,278
19,000	Fuji Heavy Industries Ltd.*	104,581
15,992	Fujitsu Ltd.	113,490
25,000	Fukuoka Financial Group, Inc.	103,854
20,000	Gunma Bank Ltd. (The)	107,085
5,400	Hitachi Chemical Co. Ltd.	107,302
28,000	Hitachi Ltd.*	113,732
64,000	IHI Corp.	112,255
12,900	ITOCHU Corp.	100,330
25,000	JFE Shoji Holdings, Inc.	102,412
17,000	Kagoshima Bank Ltd. (The)	105,931
12,000	Kinden Corp.	108,008
10,500	Konica Minolta Holdings, Inc.	110,258
5,194	K’s Holdings Corp.	114,057
5,900	Lintec Corp.	113,765
20,008	Marubeni Corp.	107,128
4,812	Mitsubishi Corp.	103,781
8,500	Mitsui & Co. Ltd.	108,678
38,000	Mitsui Mining & Smelting Co. Ltd.	103,485
64,000	Mizuho Financial Group, Inc.	104,131
11,980	Mochida Pharmaceutical Co. Ltd.	119,994
10,000	NHK Spring Co. Ltd.	91,622
9,000	Nippon Electric Glass Co. Ltd.	114,343
13,000	Nippon Kayaku Co. Ltd.	116,709
10,994	Nippon Shokubai Co. Ltd.	113,797
2,700	Nippon Telegraph & Telephone Corp.	111,851
38,000	Nishi-Nippon City Bank Ltd. (The)	110,501
3,200	Nitto Denko Corp.	110,556
1,430	ORIX Corp.	112,209
17,000	Rengo Co. Ltd.	109,658
15,000	Seino Holdings Co. Ltd.	100,565
62	Seven Bank Ltd.	113,755
33	Sony Financial Holdings, Inc.	119,380
6,100	Stanley Electric Co. Ltd.	105,374
10,100	Sumitomo Corp.	106,991
5,000	Takata Corp.	98,604
2,600	Takeda Pharmaceutical Co. Ltd.	118,959
22,984	Toagosei Co. Ltd.	101,579
5,800	Tokai Rika Co. Ltd.	98,184
8,500	Tokai Rubber Industries, Inc.	101,027
32,000	Toshiba TEC Corp.	116,317
27,000	Toyo Ink Manufacturing Co. Ltd.	104,062
4,200	Toyoda Gosei Co. Ltd.	104,685
6,700	TS Tech Co. Ltd.	105,379
5,900	Universal Entertainment Corp.*	103,689
1,660	Yamada Denki Co. Ltd.	111,867
11,000	Yamaguchi Financial Group, Inc.	102,816
17,000	Zeon Corp.	122,017
		6,263,231
	Jersey Island - 0.4%
61,401	Beazley PLC	115,392

	Netherlands - 3.5%
19,058	Aegon NV*	114,610
3,535	CSM NV	102,516
2,792	Heineken Holding NV	109,486
2,672	Koninklijke Boskalis Westminster NV	110,298
2,619	Koninklijke DSM NV	124,249
5,817	Mediq NV	107,348
13,777	Oce NV*	109,128
23,680	SNS REAAL NV*	130,373
17,631	TomTom NV*	106,166
		1,014,174
	Norway - 5.1%
6,941	Acergy SA	114,001
8,444	Aker Solutions ASA	109,490
17,416	Atea ASA	122,161
20,114	Austevoll Seafood ASA	124,527
12,844	Cermaq ASA*	117,373
3,893	Fred. Olsen Energy ASA	114,611
6,305	Kongsberg Gruppen ASA	125,616
141,670	Marine Harvest ASA	106,813
5,911	Norwegian Air Shuttle ASA*	98,788
11,113	Petroleum Geo-Services ASA*	99,725
6,730	Subsea 7, Inc.*	114,802
8,799	Telenor ASA	135,825
8,368	TGS Nopec Geophysical Co. ASA	110,847
		1,494,579

	Portugal - 0.4%
11,903	Semapa-Sociedade de Investimento e Gestao SGPS SA	$117,700

	Singapore - 2.0%
11,000	DBS Group Holdings Ltd.	116,509
29,000	Fraser and Neave Ltd.	117,105
18,000	Oversea-Chinese Banking Corp. Ltd.	119,554
38,000	SembCorp Industries Ltd.	117,951
8,000	United Overseas Bank Ltd.	116,862
		587,981
	Spain - 2.7%
5,191	Abengoa SA	136,305
10,180	Banco Bilbao Vizcaya Argentaria SA	137,068
24,657	Banco de Sabadell SA	140,185
2,834	Corp. Financiera Alba SA	116,671
26,094	Criteria Caixacorp SA	127,448
4,578	Obrascon Huarte Lain SA	119,702
		777,379
	Sweden - 3.6%
5,754	AarhusKarlshamn AB	121,371
17,310	Billerud AB	111,812
9,103	Boliden AB	108,094
4,678	Electrolux AB, Series B	104,175
4,191	Hoganas AB, Class B	115,648
7,021	NCC AB, Class B	124,207
8,833	Saab AB, Class B	114,601
4,445	Svenska Handelsbanken AB, Class A	127,391
7,204	Tele2 AB, Class B	127,544
		1,054,843
	Switzerland - 3.7%
8,308	Clariant AG*	109,582
2,880	Credit Suisse Group AG	130,588
375	Flughafen Zuerich AG	122,401
268	Forbo Holding AG	127,692
4,845	Foster Wheeler AG*	111,532
413	Helvetia Holding AG	127,502
3,854	Noble Corp.*	125,255
1,143	Sulzer AG	117,987
492	Zurich Financial Services AG	114,365
		1,086,904
	United Kingdom - 12.5%
82,965	Afren PLC*	118,822
19,414	Amlin PLC	129,157
2,479	AstraZeneca PLC	125,711
25,530	Barclays PLC	133,062
39,000	BBA Aviation PLC	119,713
233,043	Bradford & Bingley PLC*	0
56,284	BT Group PLC	125,344
124,866	Cable & Wireless Communications PLC	115,767
22,916	Carillion PLC	108,025
19,373	Dairy Crest Group PLC	117,022
19,865	Davis Service Group PLC (The)	116,354
122,506	Debenhams PLC*	117,992
59,843	DS Smith PLC	134,207
35,446	Filtrona PLC	132,785
34,918	International Personal Finance PLC	132,721
24,067	International Power PLC	134,935
15,402	Investec PLC	119,399
91,216	Legal & General Group PLC	127,925
32,947	Melrose PLC	120,379
17,825	Mondi PLC	125,760
38,296	Morgan Crucible Co. PLC	128,947
66,632	Rank Group PLC	124,075
57,415	Senior PLC	114,645
39,021	Stagecoach Group PLC	102,849
9,218	Travis Perkins PLC*	121,770
22,780	Tullett Prebon PLC	121,440
3,200	Vedanta Resources PLC	122,331
51,991	Vodafone Group PLC	121,117
40,613	William Hill PLC	106,155
10,814	WS Atkins PLC	120,837
265,247	Yell Group PLC*	99,738
		3,638,984
	United States - 0.4%
2,057	ACE Ltd.	109,186

	Total Common Stocks (Cost $27,505,218)	28,821,724

	Preferred Stocks - 1.4%
	Germany - 0.9%
1,267	Fuchs Petrolub AG	128,850
7,339	ProSiebenSat.1 Media AG	128,503
		257,353
	Italy - 0.5%
9,670	EXOR SpA	148,783

	Total Preferred Stocks (Cost $277,536)	406,136

	Warrants - 0.0%
	Hong Kong - 0.0%
3,500	Kingboard Chemical Holdings Ltd., expiring 10/31/12* (Cost $0)	1,392

	Total Investments (Cost $27,782,754)(a)-99.9%	29,229,252
	Other assets less liabilities-0.1%	15,089
	Net Assets-100.0%	$29,244,341

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $28,994,656. The net unrealized appreciation was $234,596 which consisted of aggregate gross unrealized appreciation of $2,934,833 and aggregate gross unrealized depreciation of $2,700,237.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Emerging Markets Infrastructure Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 0.5%
27,270	Leighton Holdings Ltd.	$727,995

	Bermuda - 1.2%
10,232,040	HKC Holdings Ltd.*	711,528
768,000	Shui On Construction and Materials Ltd.	955,377
		1,666,905
	Brazil - 11.2%
146,405	Cia Siderurgica Nacional SA ADR	2,458,140
124,725	Gerdau SA ADR	1,825,974
162,300	Iochpe-Maxion SA	1,789,751
109,700	Lupatech SA*	1,325,067
194,000	MMX Mineracao e Metalicos SA*	1,308,956
549,700	Paranapanema SA*	1,952,892
166,112	Vale SA ADR	4,617,914
57,000	Weg SA	587,415
		15,866,109
	Cayman Islands - 2.6%
4,827,000	Lonking Holdings Ltd.	3,667,461

	Chile - 2.1%
83,030	CAP SA	3,046,900

	China - 19.0%
1,074,000	Angang Steel Co. Ltd., H-Shares	1,620,944
856,000	Anhui Conch Cement Co. Ltd., H-Shares	2,992,814
833,000	China Communications Construction Co. Ltd., H-Shares	786,294
1,328,000	China Molybdenum Co. Ltd., H-Shares	826,003
1,188,000	China National Building Material Co. Ltd., H-Shares	2,242,780
1,950,000	Chongqing Iron & Steel Co. Ltd., H-Shares*	549,940
1,231,600	Dongfang Electric Corp. Ltd., H-Shares	4,234,646
1,478,000	First Tractor Co. Ltd., H-Shares	968,787
570,000	Guangzhou Shipyard International Co. Ltd., H-Shares	895,511
2,448,000	Harbin Power Equipment Co. Ltd., H-Shares	2,143,663
6,004,000	Hunan Non-Ferrous Metal Corp. Ltd., H-Shares*	1,932,933
1,372,000	Jiangxi Copper Co. Ltd., H-Shares	3,045,983
10,232,000	Shanghai Electric Group Co. Ltd., H-Shares*	4,809,385
		27,049,683
	Egypt - 0.5%
17,506	Orascom Construction Industries	733,895

	France - 5.1%
38,698	Alstom SA	2,024,695
1,056	Areva SA CI	501,876
96,960	Vinci SA	4,692,766
		7,219,337
	India - 4.4%
98,973	Larsen & Toubro Ltd. GDR	3,800,563
157,983	Sterlite Industries (India) Ltd. ADR	2,387,123
		6,187,686
	Indonesia - 3.6%
3,302,000	Aneka Tambang Tbk PT	774,901
795,000	Indocement Tunggal Prakarsa Tbk PT	1,501,425
1,878,000	International Nickel Indonesia Tbk PT	865,704
1,361,500	Semen Gresik (Persero) Tbk PT	1,407,373
253,500	United Tractors Tbk PT	570,824
		5,120,227
	Israel - 2.0%
199,665	Ormat Industries Ltd.	1,531,619
625,184	Shikun & Binui Ltd.	1,234,658
		2,766,277
	Malaysia - 3.9%
2,152,300	Dialog Group Bhd	730,740
1,885,300	Gamuda Bhd	1,967,682
958,300	IJM Corp. Bhd	1,521,350
1,540,500	WCT Bhd	1,370,517
		5,590,289
	Mexico - 1.0%
550,000	Empresas ICA SAB de CV*	1,388,643

	Poland - 1.9%
36,439	PBG SA	2,727,083

	Russia - 3.9%
145,543	LSR Group OJSC GDR*	1,324,441
21,654	Magnitogorsk Iron & Steel Works GDR	231,048
25,826	Mechel ADR	562,490
151,740	MMC Norilsk Nickel ADR	2,494,606
17,341	Novolipetsk Steel OJSC GDR	539,132
33,400	Severstal GDR*	394,454
		5,546,171
	Singapore - 3.6%
1,369,000	Hyflux Ltd.	3,252,451
2,103,000	Midas Holdings Ltd.	1,461,759
152,000	SembCorp Marine Ltd.	447,207
		5,161,417
	South Africa - 10.5%
94,296	African Rainbow Minerals Ltd.	2,208,348
9,807	Assore Ltd.	1,030,515
391,000	Aveng Ltd.	1,928,287
287,156	Group Five Ltd.	1,376,845
425,388	Pretoria Portland Cement Co. Ltd.	1,878,305
402,215	Raubex Group Ltd.	1,211,524
194,920	Reunert Ltd.	1,576,162
239,079	Wilson Bayly Holmes-Ovcon Ltd.	3,697,250
		14,907,236
	Spain - 0.3%
5,178	Acciona SA	456,292

	Sweden - 1.5%
131,580	Atlas Copco AB, Class A	2,149,396

	Switzerland - 5.6%
253,464	ABB Ltd.*	5,101,008

125,641	Foster Wheeler AG*	$2,892,256
		7,993,264
	Taiwan - 7.2%
2,001,325	China Steel Corp.	1,895,555
3,620,794	Chung Hung Steel Corp.*	1,485,900
1,601,000	CTCI Corp.	1,716,240
2,814,000	Taiwan Cement Corp.	2,616,980
2,807,505	Tung Ho Steel Enterprise Corp.	2,461,994
		10,176,669
	United States - 8.4%
73,815	Caterpillar, Inc.	5,148,596
33,603	Fluor Corp.	1,622,689
34,498	ITT Corp.	1,625,546
158,842	KBR, Inc.	3,554,884
		11,951,715
	Total Investments (Cost $130,626,328)(a)-100.0%	142,100,650
	Other assets less liabilities-0.0%	21,978
	Net Assets-100.0%	$142,122,628

Investment Abbreviations:

ADR	- American Depositary Receipt
CI	- Investment Certificate
GDR	- Global Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $130,916,413. The net unrealized appreciation was $11,184,237 which consisted of aggregate gross unrealized appreciation of $16,518,077 and aggregate gross unrealized depreciation of $5,333,840.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 42.3%
8,087	AGL Energy Ltd.	$108,128
55,277	Alumina Ltd.	77,561
32,682	Amcor Ltd.	194,080
48,602	AMP Ltd.	233,184
53,532	Australia & New Zealand Banking Group Ltd.	1,117,000
17,113	AXA Asia Pacific Holdings Ltd.	84,119
62,296	BHP Billiton Ltd.	2,262,506
93,821	BlueScope Steel Ltd.*	201,288
23,015	Boral Ltd.	88,338
23,358	Brambles Ltd.	114,182
9,405	Caltex Australia Ltd.	87,437
40,766	CFS Retail Property Trust REIT	69,378
8,117	Coca-Cola Amatil Ltd.	84,281
28,547	Commonwealth Bank of Australia	1,358,265
5,505	Crown Ltd.	39,668
4,748	CSL Ltd.	142,440
145,070	Dexus Property Group REIT	107,030
6,674	DuluxGroup Ltd.*	14,983
28,200	Fairfax Media Ltd.	37,654
40,452	Foster’s Group Ltd.	210,926
167,234	Goodman Group REIT	93,104
49,516	GPT Group REIT	128,198
656,750	GPT Group-In Specie*	0
35,177	Incitec Pivot Ltd.	103,493
61,396	Insurance Australia Group Ltd.	189,523
91,410	Intoll Group	121,641
2,391	Leighton Holdings Ltd.	63,830
20,075	Lend Lease Group	132,480
7,510	Macquarie Group Ltd.	252,901
26,912	MAP Group	72,112
26,870	Metcash Ltd.	108,242
92,847	Mirvac Group REIT	111,366
61,105	National Australia Bank Ltd.	1,390,074
3,085	Newcrest Mining Ltd.	91,349
37,126	OneSteel Ltd.	100,489
6,674	Orica Ltd.	152,249
14,215	Origin Energy Ltd.	198,684
59,818	Qantas Airways Ltd.*	133,751
19,721	QBE Insurance Group Ltd.	298,136
15,818	Rio Tinto Ltd.	1,011,082
11,043	Santos Ltd.	132,956
5,787	Sims Metal Management Ltd.	93,248
6,488	Sonic Healthcare Ltd.	60,495
62,790	Stockland REIT	215,426
51,515	Suncorp-Metway Ltd.	390,326
31,692	TABCORP Holdings Ltd.	196,808
42,789	Tatts Group Ltd.	94,900
192,420	Telstra Corp. Ltd.	560,886
16,789	Toll Holdings Ltd.	90,278
18,022	Transurban Group	73,089
20,319	Wesfarmers Ltd.	571,862
3,102	Wesfarmers Ltd. - PPS	87,584
47,848	Westfield Group REIT	528,869
49,759	Westpac Banking Corp.	1,080,614
5,412	Woodside Petroleum Ltd.	203,807
24,050	Woolworths Ltd.	561,481
3,423	WorleyParsons Ltd.	71,703
		16,399,484
	Cayman Islands - 0.1%
39,200	China Zhongwang Holdings Ltd.	24,685

	China - 0.2%
48,000	Country Garden Holdings Co.	15,206
36,500	Fosun International	27,920
616,612	Semiconductor Manufacturing International Corp.*	42,879
		86,005
	Hong Kong - 15.4%
36,662	Bank of East Asia Ltd. (The)	143,997
96,932	BOC Hong Kong (Holdings) Ltd.	248,902
47,904	Cathay Pacific Airways Ltd.	106,722
29,673	Cheung Kong (Holdings) Ltd.	358,618
4,986	Cheung Kong Infrastructure Holdings Ltd.	18,684
10,721	Chinese Estates Holdings Ltd.	19,770
47,345	CLP Holdings Ltd.	349,658
27,979	Esprit Holdings Ltd.	175,648
44,406	Foxconn International Holdings Ltd.*	31,223
14,000	Great Eagle Holdings Ltd.	36,418
4,928	Guoco Group Ltd.	48,548
15,799	Hang Lung Group Ltd.	92,775
22,427	Hang Lung Properties Ltd.	93,573
16,060	Hang Seng Bank Ltd.	222,533
20,580	Henderson Land Development Co. Ltd.	128,138
55,819	Hong Kong & China Gas Co. Ltd.	139,450
31,184	Hongkong Electric Holdings Ltd.	188,942
32,000	Hongkong Land Holdings Ltd.	171,520
103,948	Hutchison Whampoa Ltd.	686,704
4,800	Jardine Matheson Holdings Ltd.	190,080
3,500	Jardine Strategic Holdings Ltd.	82,180
11,890	Kerry Properties Ltd.	59,945
12,500	Kingboard Chemical Holdings Ltd.	57,869
151,151	Lenovo Group Ltd.	97,129
25,667	Li & Fung Ltd.	117,669
36,500	Link (The) REIT	94,947
22,694	MTR Corp. Ltd.	79,783
76,602	New World Development Co. Ltd.	136,920
94,454	Noble Group Ltd.	114,633
17,000	NWS Holdings Ltd.	31,787
11,439	Orient Overseas International Ltd.*	89,415
421,029	PCCW Ltd.	129,582
28,000	Shangri-La Asia Ltd.	56,754
43,895	Sino Land Co. Ltd.	83,094
76,000	SJM Holdings Ltd.	67,041
32,888	Sun Hung Kai Properties Ltd.	483,236
33,520	Swire Pacific Ltd., Class A	407,485
14,000	Tingyi (Cayman Islands) Holding Corp.	35,517
96,000	TPV Technology Ltd.	60,700
25,236	Wharf Holdings Ltd. (The)	138,116
17,000	Wheelock & Co. Ltd.	52,979
12,736	Yue Yuen Industrial (Holdings) Ltd.	41,330
		5,970,014

	New Zealand - 0.9%
19,310	Fletcher Building Ltd.	$106,303
141,480	Telecom Corp. of New Zealand Ltd.	203,937
20,351	Vector Ltd.	30,662
		340,902
	Singapore - 7.0%
59,000	CapitaLand Ltd.	171,851
9,000	City Developments Ltd.	80,100
36,000	DBS Group Holdings Ltd.	381,302
38,000	Fraser and Neave Ltd.	153,448
167,000	Golden Agri-Resources Ltd.	70,630
3,000	Jardine Cycle & Carriage Ltd.	78,997
25,000	Keppel Corp. Ltd.	171,748
40,000	Neptune Orient Lines Ltd.*	60,314
40,000	Oversea-Chinese Banking Corp. Ltd.	265,676
21,000	SembCorp Industries Ltd.	65,183
18,000	Singapore Airlines Ltd.	206,804
37,000	Singapore Press Holdings Ltd.	112,397
26,000	Singapore Technologies Engineering Ltd.	61,962
171,000	Singapore Telecommunications Ltd.	392,424
22,000	StarHub Ltd.	38,189
22,000	United Overseas Bank Ltd.	321,371
21,000	Wilmar International Ltd.	96,694
		2,729,090
	South Korea - 34.1%
845	CJ Corp.	52,854
1,776	Daelim Industrial Co. Ltd.	100,579
3,780	Daewoo Engineering & Construction Co. Ltd.	32,110
2,210	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	37,454
3,900	Dongkuk Steel Mill Co. Ltd.	79,116
1,632	Doosan Corp.	157,948
834	Doosan Heavy Industries and Construction Co. Ltd.	54,351
1,049	GS Engineering & Construction Corp.	70,934
4,170	GS Holdings	146,099
5,480	Hana Financial Group, Inc.	163,278
3,120	Hanwha Chemical Corp.	50,766
5,470	Hanwha Corp.	185,404
477	Honam Petrochemical Corp.	69,550
13,040	Hynix Semiconductor, Inc.*	247,998
1,305	Hyosung Corp.	90,561
1,306	Hyundai Engineering & Construction Co. Ltd.	69,767
1,344	Hyundai Heavy Industries Co. Ltd.	305,022
2,140	Hyundai Merchant Marine Co. Ltd.	59,421
1,140	Hyundai Mobis	197,054
6,680	Hyundai Motor Co.	841,299
967	Hyundai Steel Co.	83,779
5,440	Industrial Bank of Korea	71,962
6,134	KB Financial Group, Inc.	267,017
147	KCC Corp.	37,959
9,200	Kia Motors Corp.	240,289
13,090	Korea Electric Power Corp.*	367,338
9,890	Korea Exchange Bank	101,569
889	Korea Express Co. Ltd.*	47,265
1,440	Korea Gas Corp.	53,920
4,820	Korea Kumho Petrochemical Co. Ltd.*	215,929
1,373	Korean Air Lines Co. Ltd.*	85,647
8,480	KT Corp.	306,780
1,731	KT&G Corp.	86,910
866	LG Chem Ltd.	240,825
8,854	LG Corp.	612,182
7,970	LG Display Co. Ltd.	244,541
5,424	LG Electronics, Inc.	460,759
3,600	LG International Corp.	95,852
5,970	LG Uplus Corp.	40,218
232	Lotte Shopping Co. Ltd.	70,596
1,257	LS Corp.	101,786
2,072	POSCO	861,673
4,093	Samsung C&T Corp.	205,156
755	Samsung Card Co. Ltd.	33,376
3,207	Samsung Electronics Co. Ltd.	2,195,693
965	Samsung Fire & Marine Insurance Co. Ltd.	168,028
5,130	Samsung Heavy Industries Co. Ltd.	107,103
893	Samsung SDI Co. Ltd.	128,318
13,870	Shinhan Financial Group Co. Ltd.	568,599
239	Shinsegae Co. Ltd.	114,341
1,772	SK Energy Co. Ltd.	184,977
10,808	SK Holdings Co. Ltd.	847,776
5,430	SK Networks Co. Ltd.	47,504
1,917	SK Telecom Co. Ltd.	269,789
5,554	S-Oil Corp.	265,242
5,510	STX Corp. Ltd.*	95,243
5,700	STX Offshore & Shipbuilding Co. Ltd.	61,429
16,780	Woori Finance Holdings Co. Ltd.	208,496
		13,207,431
	Total Common Stocks and Other Equity Interests (Cost $37,013,160)	38,757,611

	Rights - 0.0%
	Australia - 0.0%
4,603	Boral Ltd., expiring 09/30/10 * (Cost $2,587)	584

	Warrants - 0.0%
	Hong Kong - 0.0%
4,516	Henderson Land Development Co. Ltd., expiring 06/01/11*	698
1,450	Kingboard Chemical Holdings Ltd., expiring 10/31/12*	577
	Total Warrants (Cost $0)	1,275

	Money Market Fund - 0.0%
1,097	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,097)	1,097

	Total Investments (Cost $37,016,844)(a)-100.0%	38,760,567
	Other assets less liabilities-0.0%	11,562
	Net Assets-100.0%	$38,772,129

Investment Abbreviations:

PPS                      - Price Protected Shares

REIT            - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $38,138,893. The net unrealized appreciation was $621,674 which consisted of aggregate gross unrealized appreciation of $3,516,607 and aggregate gross unrealized depreciation of $2,894,933.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.5%
	Australia - 4.9%
3,456	AGL Energy Ltd.	$46,209
24,879	Alumina Ltd.	34,909
14,049	Amcor Ltd.	83,429
21,276	AMP Ltd.	102,079
23,158	Australia & New Zealand Banking Group Ltd.	483,215
7,355	AXA Asia Pacific Holdings Ltd.	36,154
27,057	BHP Billiton Ltd.	982,673
39,955	BlueScope Steel Ltd.*	85,721
9,894	Boral Ltd.	37,976
10,041	Brambles Ltd.	49,084
4,064	Caltex Australia Ltd.	37,783
18,821	CFS Retail Property Trust REIT	32,031
3,478	Coca-Cola Amatil Ltd.	36,113
12,377	Commonwealth Bank of Australia	588,897
3,783	Crown Ltd.	27,259
2,083	CSL Ltd.	62,490
62,358	Dexus Property Group REIT	46,006
2,870	DuluxGroup Ltd.*	6,443
12,123	Fairfax Media Ltd.	16,187
17,590	Foster’s Group Ltd.	91,718
71,528	Goodman Group REIT	39,822
20,961	GPT Group REIT	54,268
231,466	GPT Group-In Specie*	0
14,866	Incitec Pivot Ltd.	43,737
26,286	Insurance Australia Group Ltd.	81,142
39,293	Intoll Group	52,288
1,027	Leighton Holdings Ltd.	27,417
8,628	Lend Lease Group	56,939
3,203	Macquarie Group Ltd.	107,862
11,635	MAP Group	31,176
11,677	Metcash Ltd.	47,039
37,778	Mirvac Group REIT	45,313
26,493	National Australia Bank Ltd.	602,688
1,389	Newcrest Mining Ltd.	41,129
16,135	OneSteel Ltd.	43,673
2,870	Orica Ltd.	65,471
6,198	Origin Energy Ltd.	86,630
25,713	Qantas Airways Ltd.*	57,493
8,549	QBE Insurance Group Ltd.	129,241
6,813	Rio Tinto Ltd.	435,485
4,669	Santos Ltd.	56,214
2,554	Sims Metal Management Ltd.	41,154
2,919	Sonic Healthcare Ltd.	27,217
27,306	Stockland REIT	93,684
22,143	Suncorp-Metway Ltd.	167,776
13,752	TABCORP Holdings Ltd.	85,400
18,642	Tatts Group Ltd.	41,345
82,326	Telstra Corp. Ltd.	239,973
7,168	Toll Holdings Ltd.	38,544
7,778	Transurban Group	31,544
8,783	Wesfarmers Ltd.	247,191
1,332	Wesfarmers Ltd. - PPS	37,609
20,493	Westfield Group REIT	226,511
21,677	Westpac Banking Corp.	470,758
2,336	Woodside Petroleum Ltd.	87,970
10,383	Woolworths Ltd.	242,406
1,541	WorleyParsons Ltd.	32,280
		7,102,765
	Austria - 0.4%
3,468	Erste Group Bank AG	139,135
756	EVN AG	12,873
18,722	Immofinanz AG*	61,587
3,064	OMV AG	102,529
674	Raiffeisen International Bank Holding AG	30,628
833	Strabag SE	19,132
7,273	Telekom Austria AG	93,615
494	Verbund AG	17,525
488	Vienna Insurance Group AG Wiener Versicherung Gruppe	23,161
3,376	Voestalpine AG	107,977
2,563	Wienerberger AG*	35,528
		643,690
	Belgium - 1.1%
150,808	Ageas	415,146
3,934	Anheuser-Busch InBev NV	208,263
5	Banque Nationale de Belgique	23,906
2,643	Belgacom SA	94,880
362	Cie Nationale a Portefeuille	17,318
88	Colruyt SA	21,674
1,961	Delhaize Group SA	144,780
31,433	Dexia SA*	154,057
51	D’ieteren SA	24,584
870	Groupe Bruxelles Lambert SA	67,598
303	KBC Ancora*	6,347
3,952	KBC Groep NV*	174,540
283	Mobistar SA	16,300
697	Solvay SA	68,195
1,197	UCB SA	38,573
2,099	Umicore	70,771
		1,546,932
	Bermuda - 0.0%
1,597	Frontline Ltd.	48,778

	Canada - 5.6%
1,009	Agrium, Inc.	63,384
2,638	Alimentation Couche Tard, Inc., Class B	54,888
995	ATCO Ltd., Class I	48,844
5,729	Bank of Montreal	349,709
9,178	Bank of Nova Scotia	459,724
4,080	Barrick Gold Corp.	167,407
4,128	BCE, Inc.	126,050
215	Bombardier, Inc., Class A	971
13,056	Bombardier, Inc., Class B	59,072
5,836	Brookfield Asset Management, Inc., Class A	146,077
3,237	Brookfield Properties Corp.	48,715
1,567	Cameco Corp.	39,831
3,735	Canadian Imperial Bank of Commerce	256,023
3,095	Canadian National Railway Co.	194,333
5,790	Canadian Natural Resources Ltd.	199,006

1,967	Canadian Pacific Railway Ltd.	$117,243
1,229	Canadian Tire Corp. Ltd., Class A	68,231
1,354	Canadian Utilities Ltd., Class A	64,167
4,641	Celestica, Inc.*	41,185
2,514	Cenovus Energy, Inc.	70,664
2,695	CGI Group, Inc., Class A*	38,465
1,831	CI Financial Corp.	34,560
1,422	Empire Co. Ltd., Class A	77,316
2,984	Enbridge, Inc.	144,977
11,066	Encana Corp.	337,691
222	Fairfax Financial Holdings Ltd.	88,265
2,223	Finning International, Inc.	42,692
1,821	Fortis, Inc.	51,715
1,023	George Weston Ltd.	77,980
3,025	Gerdau Ameristeel Corp.*	33,159
2,601	Goldcorp, Inc.	101,772
2,913	Great-West Lifeco, Inc.	71,047
3,418	Husky Energy, Inc.	83,828
1,119	IGM Financial, Inc.	43,937
2,054	Imperial Oil Ltd.	80,210
1,222	Intact Financial Corp.	55,574
3,549	Jean Coutu Group PJC, Inc. (The), Class A	29,462
1,832	Kinross Gold Corp.	30,007
1,823	Loblaw Cos. Ltd.	77,260
2,560	Magna International, Inc., Class A	190,220
800	Manitoba Telecom Services, Inc.	21,461
21,170	Manulife Financial Corp.	335,859
1,455	Metro, Inc., Class A	62,074
1,767	National Bank of Canada	101,204
4,136	Nexen, Inc.	85,736
3,119	Onex Corp.	83,399
997	Potash Corp. of Saskatchewan, Inc.	104,167
7,536	Power Corp. of Canada	195,360
3,423	Power Financial Corp.	93,655
1,628	Quebecor, Inc., Class B	55,165
1,340	Research In Motion Ltd.*	76,956
1,781	RioCan REIT	35,276
3,847	Rogers Communications, Inc., Class B	133,531
10,717	Royal Bank of Canada	558,976
979	Saputo, Inc.	29,856
3,193	Shaw Communications, Inc., Class B	62,561
1,742	Shoppers Drug Mart Corp.	59,315
8,215	Sun Life Financial, Inc.	230,669
5,833	Suncor Energy, Inc.	191,932
7,995	Talisman Energy, Inc.	136,232
4,140	Teck Resources Ltd., Class B	145,470
972	Telus Corp.	38,391
794	Telus Corp. NVTG	29,742
3,184	Thomson Reuters Corp.	118,834
7,285	Toronto-Dominion Bank (The)	517,472
2,731	TransAlta Corp.	55,259
5,807	TransCanada Corp.	204,834
4,314	Viterra, Inc.*	33,718
3,651	Yamana Gold, Inc.	34,279
		8,097,044
	Cayman Islands - 0.0%
17,200	China Zhongwang Holdings Ltd.	10,831

	China - 0.0%
20,000	Country Garden Holdings Co.	6,336
15,000	Fosun International	11,474
264,751	Semiconductor Manufacturing International Corp.*	18,410
		36,220
	Denmark - 0.8%
11	A P Moller - Maersk A/S, Class A	90,411
24	A P Moller - Maersk A/S, Class B	202,338
1,361	Carlsberg A/S, Class B	120,644
557	Danisco A/S	42,353
13,354	Danske Bank A/S*	314,497
2,580	Novo Nordisk A/S, Class B	220,625
2,770	Torm A/S*	22,205
251	Tryg A/S	15,237
1,498	Vestas Wind Systems A/S*	72,811
		1,101,121
	Finland - 1.2%
2,445	Elisa Oyj*	48,481
5,273	Fortum Oyj	122,623
2,112	Kesko Oyj, Class B	81,885
1,084	Kone Oyj, Class B	49,457
2,548	Metso Corp. Oyj	100,449
3,557	Neste Oil Oyj	52,411
50,210	Nokia Oyj	464,109
2,854	Outokumpu Oyj	47,295
3,165	Pohjola Bank PLC	39,358
2,523	Rautaruukki Oyj	48,713
7,503	Sampo Oyj, Class A	183,279
805	Sanoma Oyj	15,994
20,179	Stora Enso Oyj, Class R	163,387
14,939	UPM-Kymmene Oyj	216,812
1,328	Wartsila Oyj	69,845
1,651	YIT Oyj	36,179
		1,740,277
	France - 10.5%
2,505	Accor SA	81,115
255	Aeroports de Paris	18,790
7,280	Air France-KLM*	108,691
1,836	Air Liquide SA	206,592
41,565	Alcatel-Lucent*	124,385
2,037	Alstom SA	106,577
1,413	Arkema SA	61,577
889	Atos Origin SA*	38,162
52,338	AXA SA	964,490
13,357	BNP Paribas	917,232
4,693	Bouygues SA	198,095
1,829	Cap Gemini	87,021
13,050	Carrefour SA	600,579
1,036	Casino Guichard-Perrachon SA	90,200
893	Christian Dior SA	96,748
2,465	Cie Generale de Geophysique-Veritas*	47,609
1,873	Cie Generale des Etablissements Michelin, Class B	142,651
246	Ciments Francais SA	19,822
4,080	CNP Assurances	84,196
9,570	Compagnie de Saint-Gobain	407,260
22,239	Credit Agricole SA	304,506
4,112	DANONE SA	230,570
2,505	Edenred*	44,057
1,590	Eiffage SA	80,207
2,929	Electricite de France SA	124,475
109	Eramet	30,169
944	Essilor International SA	59,032
141	Esso SA Francaise	18,096

545	Euler Hermes SA*	$43,205
498	Eurazeo	31,716
1,074	Faurecia*	21,086
409	Fonciere des Regions REIT	37,363
44,548	France Telecom SA	932,656
18,783	GDF Suez	623,752
252	Gecina SA REIT	25,805
271	Hermes International	46,480
161	ICADE REIT	15,303
499	Imerys SA	29,007
484	JC Decaux SA*	12,428
596	Klepierre REIT	19,012
3,615	Lafarge SA	196,862
3,132	Lagardere SCA	115,332
821	Legrand SA	26,713
1,724	L’Oreal SA	180,850
2,420	LVMH Moet Hennessy Louis Vuitton SA	295,163
1,129	Metropole Television SA	25,027
14,418	Natixis*	77,051
791	Nexans SA	53,659
498	Nexity	16,671
1,934	PagesJaunes Groupe	21,402
2,035	Pernod-Ricard SA	159,231
1,587	PPR	212,233
12,005	PSA Peugeot Citroen SA*	356,125
1,177	Publicis Groupe SA	53,032
1,276	Rallye SA	45,192
7,586	Renault SA*	338,346
1,539	Rexel SA*	25,504
168	SA des Ciments Vicat	11,351
2,006	Safran SA	54,124
10,873	Sanofi-Aventis SA	631,349
2,693	Schneider Electric SA	310,497
2,567	SCOR SE	56,301
1,832	Sequana	25,705
14,863	Societe Generale	856,545
2,404	Societe Television Francaise 1	38,225
1,426	Sodexo	89,815
9,291	STMicroelectronics NV	76,608
3,512	Suez Environnement Co.	65,337
4	Technicolor*	2
8,586	Technicolor-Registered*	45,157
990	Technip SA	65,907
1,204	Thales SA	40,618
40,892	Total SA	2,062,239
833	Unibail-Rodamco SE REIT	164,304
2,424	Valeo SA*	86,576
1,122	Vallourec SA	109,207
9,206	Veolia Environnement	244,369
6,327	Vinci SA	306,220
22,510	Vivendi SA	540,918
500	Wendel	28,261
		15,238,745
	Germany - 8.7%
1,876	Adidas AG	101,575
10,023	Allianz SE	1,163,464
989	Aurubis AG	44,935
92	Axel Springer AG	11,027
13,526	BASF SE	789,627
6,995	Bayer AG	402,024
7,892	Bayerische Motoren Werke (BMW) AG	424,737
615	BayWa AG	22,434
504	Beiersdorf AG	29,843
621	Bilfinger Berger AG	35,440
2,253	Celesio AG	52,584
27,266	Commerzbank AG*	246,523
30,319	Daimler AG*	1,634,295
13,154	Deutsche Bank AG	918,544
1,372	Deutsche Boerse AG	96,021
7,646	Deutsche Lufthansa AG*	124,266
21,853	Deutsche Post AG	379,364
1,502	Deutsche Postbank AG*	47,883
82,376	Deutsche Telekom AG	1,106,463
31,771	E.ON AG	947,652
389	Fraport AG	20,178
1,338	Fresenius Medical Care AG & Co. KGaA	73,395
347	Fresenius SE	24,186
2,082	GEA Group AG	47,101
167	Generali Deutschland Holding AG	19,910
893	Hannover Rueckversicherung AG	42,743
3,029	HeidelbergCement AG	152,500
977	Henkel AG & Co. KGaA	40,502
1,007	Hochtief AG	65,261
13,035	Infineon Technologies AG*	87,950
981	K+S AG	52,068
605	Kloeckner & Co. SE*	12,524
1,445	Lanxess AG	69,362
1,118	Linde AG	131,015
2,219	MAN SE	205,920
1,796	Merck KGaA	159,810
3,889	Metro AG	215,811
3,944	Muenchener Rueckversicherungs-Gesellschaft AG	546,195
196	Rheinmetall AG	11,728
6,015	RWE AG	424,651
879	Salzgitter AG	58,724
3,926	SAP AG	179,222
9,916	Siemens AG	966,179
831	Suedzucker AG	16,028
9,278	ThyssenKrupp AG	275,229
11,680	TUI AG*	122,981
872	Volkswagen AG	82,613
131	Wacker Chemie AG	21,018
		12,703,505
	Greece - 0.4%
9,745	Alpha Bank AE*	74,016
1,217	Coca-Cola Hellenic Bottling Co. SA	28,698
9,747	EFG Eurobank Ergasias SA*	74,920
2,540	Hellenic Petroleum SA	19,921
8,217	Hellenic Telecommunications Organization SA	66,693
10,736	Marfin Investment Group SA*	16,644
1,078	Motor Oil (Hellas) Corinth Refineries SA	12,359
9,076	National Bank of Greece SA*	132,313
4,456	OPAP SA	65,890
7,211	Piraeus Bank SA*	47,630
2,704	Public Power Corp. SA	43,013
		582,097
	Hong Kong - 1.8%
15,895	Bank of East Asia Ltd. (The)	62,431
41,742	BOC Hong Kong (Holdings) Ltd.	107,185
19,085	Cathay Pacific Airways Ltd.	42,518
12,435	Cheung Kong (Holdings) Ltd.	150,285
2,445	Cheung Kong Infrastructure Holdings Ltd.	9,162

5,384	Chinese Estates Holdings Ltd.	$9,929
20,710	CLP Holdings Ltd.	152,950
12,116	Esprit Holdings Ltd.	76,062
18,478	Foxconn International Holdings Ltd.*	12,992
6,000	Great Eagle Holdings Ltd.	15,608
2,379	Guoco Group Ltd.	23,437
7,072	Hang Lung Group Ltd.	41,528
10,607	Hang Lung Properties Ltd.	44,256
6,769	Hang Seng Bank Ltd.	93,794
9,863	Henderson Land Development Co. Ltd.	61,410
22,858	Hong Kong & China Gas Co. Ltd.	57,105
13,054	Hongkong Electric Holdings Ltd.	79,093
15,000	Hongkong Land Holdings Ltd.	80,400
45,856	Hutchison Whampoa Ltd.	302,935
2,400	Jardine Matheson Holdings Ltd.	95,040
1,500	Jardine Strategic Holdings Ltd.	35,220
4,987	Kerry Properties Ltd.	25,143
6,000	Kingboard Chemical Holdings Ltd.	27,777
64,590	Lenovo Group Ltd.	41,505
12,981	Li & Fung Ltd.	59,511
15,000	Link (The) REIT	39,019
10,375	MTR Corp. Ltd.	36,474
32,928	New World Development Co. Ltd.	58,856
41,509	Noble Group Ltd.	50,377
8,000	NWS Holdings Ltd.	14,959
5,164	Orient Overseas International Ltd.*	40,366
180,320	PCCW Ltd.	55,498
12,000	Shangri-La Asia Ltd.	24,323
20,078	Sino Land Co. Ltd.	38,008
32,000	SJM Holdings Ltd.	28,228
13,733	Sun Hung Kai Properties Ltd.	201,784
14,308	Swire Pacific Ltd., Class A	173,935
6,000	Tingyi (Cayman Islands) Holding Corp.	15,221
36,000	TPV Technology Ltd.	22,763
12,001	Wharf Holdings Ltd. (The)	65,681
8,000	Wheelock & Co. Ltd.	24,931
5,148	Yue Yuen Industrial (Holdings) Ltd.	16,706
		2,614,405
	Ireland - 0.5%
104,705	Allied Irish Banks PLC*	128,089
5,231	Anglo Irish Bank Corp. Ltd.*	0
9,499	CRH PLC	198,376
222,211	Governor & Co. of the Bank of Ireland (The)*	246,940
20,211	Irish Life & Permanent Group Holdings PLC*	46,079
893	Kerry Group PLC, Class A	28,387
5,053	Ryanair Holdings PLC*	25,305
3,465	Smurfit Kappa Group PLC*	35,721
		708,897
	Israel - 0.3%
27,754	Bank Hapoalim BM*	112,763
6,951	Bank Leumi Le-Israel*	29,621
20,574	Bezeq Israeli Telecommunication Corp. Ltd.	45,883
33	Delek Group Ltd.	7,682
583	Discount Investment Corp.	11,150
532	IDB Holding Corp. Ltd.	13,861
2,721	Israel Chemicals Ltd.	33,756
24	Israel Corp. Ltd. (The)*	18,029
33,689	Oil Refineries Ltd.	15,951
3,206	Teva Pharmaceutical Industries Ltd.	155,700
		444,396
	Italy - 4.8%
25,723	A2A SpA	38,572
1,436	ACEA SpA*	16,501
25,433	Assicurazioni Generali SpA	512,253
3,758	Atlantia SpA	73,586
1,639	Autogrill SpA*	20,285
9,293	Banca Carige SpA	20,896
79,033	Banca Monte dei Paschi di Siena SpA*	103,891
10,245	Banca Popolare di Milano Scarl	54,256
18,341	Banco Popolare Societa Cooperativa Scarl	116,964
1,686	Benetton Group SpA	11,817
2,394	Buzzi Unicem SpA	26,090
8,996	CIR-Compagnie Industriali Riunite SpA*	16,994
1,761	Credito Emiliano SpA	11,242
9,868	Edison SpA	11,583
146,441	Enel SpA	718,776
61,283	Eni SpA	1,252,681
2,202	ERG SpA	28,688
1,177	EXOR SpA	23,492
28,368	Fiat SpA	363,295
8,527	Finmeccanica SpA	93,649
4,128	Fondiaria-Sai SpA	44,153
2,035	Fondiaria-Sai SpA RSP	13,680
8,665	Hera SpA	16,436
203,256	Intesa Sanpaolo SpA	672,596
2,754	Italcementi SpA	22,532
3,348	Italcementi SpA RSP	15,899
386	Italmobiliare SpA	12,773
948	Italmobiliare SpA RSP	20,625
621	Lottomatica SpA	9,199
853	Luxottica Group SpA	22,181
14,391	Mediaset SpA	92,477
7,737	Mediobanca SpA*	69,550
2,434	Mediolanum SpA	10,734
8,376	Milano Assicurazioni SpA	16,270
19,476	Parmalat SpA	47,144
7,406	Pirelli & C. SpA	51,764
21,457	Premafin Finanziaria SpA*	24,600
1,855	Saipem SpA	66,701
10,021	Saras SpA*	19,348
11,417	Snam Rete Gas SpA	53,584
497,996	Telecom Italia SpA	634,191
222,096	Telecom Italia SpA RSP	230,754
12,892	Terna-Rete Elettrica Nationale SpA	53,578
12,497	UBI Banca-Unione di Banche Italiane ScpA	134,075
416,471	UniCredit SpA	1,166,543
38,946	Unipol Gruppo Finanziario SpA	29,403
		7,066,301
	Japan - 16.1%
1,610	Acom Co. Ltd.	28,072
15,200	Aeon Co. Ltd.	162,243
17,100	Aiful Corp.*	23,876
2,500	Aisin Seiki Co. Ltd.	69,669
7,000	Ajinomoto Co., Inc.	66,155
1,100	Alfresa Holdings Corp.	50,519
10,000	All Nippon Airways Co. Ltd.*	33,810
4,400	Alps Electric Co. Ltd.*	39,705
4,000	Amada Co. Ltd.	26,079
4,000	Asahi Breweries Ltd.	70,667
12,000	Asahi Glass Co. Ltd.	121,856
17,000	Asahi Kasei Corp.	88,668
2,900	Astellas Pharma, Inc.	98,083

12,000	Bank of Yokohama Ltd. (The)	$55,250
8,500	Bridgestone Corp.	151,737
3,400	Brother Industries Ltd.	36,330
1,900	Canon Marketing Japan, Inc.	25,718
12,100	Canon, Inc.	525,692
4,000	Casio Computer Co. Ltd.	28,756
20	Central Japan Railway Co.	162,474
8,000	Chiba Bank Ltd. (The)	48,742
8,000	Chubu Electric Power Co., Inc.	197,738
1,500	Chugai Pharmaceutical Co. Ltd.	26,171
4,100	Chugoku Electric Power Co., Inc. (The)	84,829
13,000	Chuo Mitsui Trust Holdings, Inc.	46,054
35,000	Cosmo Oil Co. Ltd.	83,199
4,100	Credit Saison Co. Ltd.	51,948
8,000	Dai Nippon Printing Co. Ltd.	96,469
14,950	Daiei, Inc. (The)*	71,248
4,000	Daihatsu Motor Co. Ltd.	46,988
4,400	Daiichi Sankyo Co. Ltd.	81,694
1,600	Daikin Industries Ltd.	59,174
1,500	Dainippon Sumitomo Pharma Co. Ltd.	11,182
900	Daito Trust Construction Co. Ltd.	48,811
6,000	Daiwa House Industry Co. Ltd.	58,989
19,000	Daiwa Securities Group, Inc.	81,999
5,200	Denso Corp.	148,631
1,800	Dentsu, Inc.	44,720
19,000	DIC Corp.	31,352
3,300	East Japan Railway Co.	212,105
1,800	Eisai Co. Ltd.	61,232
2,600	Electric Power Development Co. Ltd.	80,346
900	FANUC Ltd.	106,035
600	Fast Retailing Co. Ltd.	89,522
14,000	Fuji Electric Holdings Co. Ltd.	38,772
15,000	Fuji Heavy Industries Ltd.*	82,564
9	Fuji Media Holdings, Inc.	13,003
5,300	FUJIFILM Holdings Corp.	165,128
7,000	Fujikura Ltd.	32,795
28,000	Fujitsu Ltd.	198,708
10,000	Fukuoka Financial Group, Inc.	41,542
8,000	Furukawa Electric Co. Ltd.	35,449
5,000	Hachijuni Bank Ltd. (The)	28,560
690	Hakuhodo DY Holdings, Inc.	35,033
14,000	Hankyu Hanshin Holdings, Inc.	63,166
12,000	Hanwa Co. Ltd.	48,327
7,000	Hino Motors Ltd.	30,695
1,100	Hitachi Chemical Co. Ltd.	21,858
1,100	Hitachi Construction Machinery Co. Ltd.	22,315
600	Hitachi High-Technologies Corp.	11,424
107,000	Hitachi Ltd.*	434,618
2,000	Hitachi Metals Ltd.	22,663
2,400	Hokkaido Electric Power Co., Inc.	51,290
15,000	Hokuhoku Financial Group, Inc.	26,483
2,500	Hokuriku Electric Power Co.	55,187
16,300	Honda Motor Co. Ltd.	509,540
2,400	HOYA Corp.	56,940
900	Ibiden Co. Ltd.	26,805
1,000	Idemitsu Kosan Co. Ltd.	74,198
20,000	IHI Corp.	35,080
6	Inpex Corp.	29,218
2,300	Isetan Mitsukoshi Holdings Ltd.	21,657
22,000	Isuzu Motors Ltd.	64,482
16,800	ITOCHU Corp.	130,662
47	Japan Tobacco, Inc.	150,773
6,200	JFE Holdings, Inc.	191,380
7,000	JFE Shoji Holdings, Inc.	28,675
1,000	JGC Corp.	16,490
8,000	Joyo Bank Ltd. (The)	32,218
2,900	JS Group Corp.	58,328
1,600	JSR Corp.	27,953
5,500	JTEKT Corp.	53,248
64,800	JX Holdings, Inc.*	349,947
22,000	Kajima Corp.	52,296
3,000	Kaneka Corp.	18,555
9,700	Kansai Electric Power Co., Inc. (The)	234,385
4,500	Kao Corp.	106,139
19,000	Kawasaki Heavy Industries Ltd.	47,357
20,000	Kawasaki Kisen Kaisha Ltd.*	85,160
47	KDDI Corp.	228,058
4,000	Keio Corp.	26,864
100	Keyence Corp.	22,963
3,000	Kinden Corp.	27,002
14,000	Kintetsu Corp.	45,073
8,000	Kirin Holdings Co. Ltd.	106,531
55,000	Kobe Steel Ltd.	114,874
9,100	Komatsu Ltd.	190,695
6,000	Konica Minolta Holdings, Inc.	63,005
6,000	Kubota Corp.	47,427
3,500	Kuraray Co. Ltd.	43,780
1,700	Kyocera Corp.	151,246
2,000	Kyowa Hakko Kirin Co. Ltd.	20,425
5,800	Kyushu Electric Power Co., Inc.	130,845
700	Lawson, Inc.	32,027
5,900	Leopalace21 Corp.*	13,004
1,000	Makita Corp.	28,802
21,000	Marubeni Corp.	112,439
5,100	Marui Group Co. Ltd.	35,663
36,000	Mazda Motor Corp.	86,822
5,100	Medipal Holdings Corp.	59,086
21,000	Mitsubishi Chemical Holdings Corp.	108,078
12,200	Mitsubishi Corp.	263,118
20,000	Mitsubishi Electric Corp.	173,783
6,000	Mitsubishi Estate Co. Ltd.	84,330
6,000	Mitsubishi Gas Chemical Co., Inc.	33,579
52,000	Mitsubishi Heavy Industries Ltd.	194,415
21,000	Mitsubishi Materials Corp.*	55,735
43,000	Mitsubishi Motors Corp.*	56,070
1,000	Mitsubishi Tanabe Pharma Corp.	14,574
137,360	Mitsubishi UFJ Financial Group, Inc.	679,984
16,100	Mitsui & Co. Ltd.	205,848
21,000	Mitsui Chemicals, Inc.	62,036
8,000	Mitsui Fudosan Co. Ltd.	118,163
18,000	Mitsui OSK Lines Ltd.	121,509
165,400	Mizuho Financial Group, Inc.	269,114
4,000	MS&AD Insurance Group Holdings	88,668
1,800	Murata Manufacturing Co. Ltd.	88,691
11,000	Nagoya Railroad Co. Ltd.	32,622
2,600	Namco Bandai Holdings, Inc.	23,192
81,000	NEC Corp.	217,782
1,000	NGK Insulators Ltd.	16,871
200	Nidec Corp.	18,717
1,900	Nikon Corp.	32,931
700	Nintendo Co. Ltd.	195,153
2,000	Nippon Electric Glass Co. Ltd.	25,410
19,000	Nippon Express Co. Ltd.	77,175
3,000	Nippon Meat Packers, Inc.	39,361

2,200	Nippon Paper Group, Inc.	$58,465
16,000	Nippon Sheet Glass Co. Ltd.	39,326
71,000	Nippon Steel Corp.	241,692
12,000	Nippon Telegraph & Telephone Corp.	497,115
60	Nippon Television Network Corp.	8,364
29,000	Nippon Yusen Kabushiki Kaisha	122,479
43,900	Nissan Motor Co. Ltd.*	336,367
2,000	Nisshin Seifun Group, Inc.	24,394
18,000	Nisshin Steel Co. Ltd.	30,118
800	Nissin Foods Holdings Co. Ltd.	27,925
1,300	Nitto Denko Corp.	44,913
18,000	NKSJ Holdings, Inc.*	104,893
1,800	NOK Corp.	29,391
25,500	Nomura Holdings, Inc.	141,536
1,300	Nomura Research Institute Ltd.	25,712
6,000	NSK Ltd.	42,580
7,000	NTN Corp.	30,291
14	NTT Data Corp.	50,727
223	NTT DoCoMo, Inc.	353,825
16,000	Obayashi Corp.	68,128
4,000	Odakyu Electric Railway Co. Ltd.	36,418
16,000	OJI Paper Co. Ltd.	77,175
1,500	Olympus Corp.	40,088
2,300	OMRON Corp.	55,310
800	Ono Pharmaceutical Co. Ltd.	33,003
200	Oracle Corp. Japan	10,582
300	Oriental Land Co. Ltd.	24,994
1,810	ORIX Corp.	142,026
20,000	Osaka Gas Co. Ltd.	73,621
37,500	Panasonic Corp.	494,173
3,000	Panasonic Electric Works Co. Ltd.	38,045
5,900	Promise Co. Ltd.	46,841
1,500	Renesas Electronics Corp.*	14,297
3,100	Resona Holdings, Inc.	33,948
9,000	Ricoh Co. Ltd.	124,313
1,400	Rohm Co. Ltd.	88,045
600	Ryoshoku Ltd.	14,768
500	Sankyo Co. Ltd.	24,406
19,000	Sanyo Electric Co. Ltd.*	29,818
190	SBI Holdings, Inc.	25,192
1,400	Secom Co. Ltd.	64,055
1,900	Sega Sammy Holdings, Inc.	27,844
3,600	Seiko Epson Corp.	47,108
7,000	Sekisui Chemical Co. Ltd.	47,334
9,000	Sekisui House Ltd.	79,656
9,200	Seven & I Holdings Co. Ltd.	219,649
14,000	Sharp Corp.	152,989
2,000	Shikoku Electric Power Co., Inc.	58,828
15,000	Shimizu Corp.	56,601
2,400	Shin-Etsu Chemical Co. Ltd.	119,225
44,000	Shinsei Bank Ltd.*	40,619
1,300	Shionogi & Co. Ltd.	26,432
1,900	Shiseido Co. Ltd.	42,402
5,000	Shizuoka Bank Ltd. (The)	41,542
20,000	Showa Denko K.K.	39,465
4,800	Showa Shell Sekiyu K.K.	35,227
300	SMC Corp.	39,603
2,400	SoftBank Corp.	71,590
97,300	Sojitz Corp.	153,821
13,700	Sony Corp.	427,631
1,400	Sumco Corp.*	26,494
19,000	Sumitomo Chemical Co. Ltd.	82,218
15,900	Sumitomo Corp.	168,431
8,900	Sumitomo Electric Industries Ltd.	103,727
3,400	Sumitomo Forestry Co. Ltd.	26,090
6,000	Sumitomo Heavy Industries Ltd.	35,033
48,000	Sumitomo Metal Industries Ltd.	115,763
6,000	Sumitomo Metal Mining Co. Ltd.	79,621
13,700	Sumitomo Mitsui Financial Group, Inc.	423,046
4,000	Sumitomo Realty & Development Co. Ltd.	71,821
2,300	Sumitomo Rubber Industries Ltd.	22,745
15,000	Sumitomo Trust & Banking Co. Ltd. (The)	83,256
1,000	Suzuken Co. Ltd.	34,907
5,500	Suzuki Motor Corp.	114,874
3,250	T&D Holdings, Inc.	70,993
28,000	Taiheiyo Cement Corp.*	37,803
25,000	Taisei Corp.	49,908
2,000	Taisho Pharmaceutical Co. Ltd.	38,772
5,000	Takashimaya Co. Ltd.	38,657
6,000	Takeda Pharmaceutical Co. Ltd.	274,521
4,620	Takefuji Corp.	13,328
1,000	TDK Corp.	60,120
18,000	Teijin Ltd.	57,120
600	Terumo Corp.	31,399
6,000	Tobu Railway Co. Ltd.	34,341
5,000	Toho Gas Co. Ltd.	25,213
5,900	Tohoku Electric Power Co., Inc.	127,109
5,600	Tokio Marine Holdings, Inc.	152,892
500	Tokyo Broadcasting System Holdings, Inc.	6,347
14,400	Tokyo Electric Power Co., Inc. (The)	394,313
1,000	Tokyo Electron Ltd.	53,543
22,000	Tokyo Gas Co. Ltd.	99,769
15,000	Tokyu Corp.	64,390
9,000	Tokyu Land Corp.	32,610
8,000	TonenGeneral Sekiyu K.K.	72,006
11,000	Toppan Printing Co. Ltd.	90,503
14,000	Toray Industries, Inc.	74,798
44,000	Toshiba Corp.*	229,495
14,000	Tosoh Corp.	37,318
2,600	Toyo Seikan Kaisha Ltd.	41,613
600	Toyoda Gosei Co. Ltd.	14,955
800	Toyota Auto Body Co. Ltd.	11,032
1,100	Toyota Boshoku Corp.	17,339
1,800	Toyota Industries Corp.	48,396
37,100	Toyota Motor Corp.	1,305,735
5,500	Toyota Tsusho Corp.	83,395
12,000	Ube Industries Ltd.	29,910
5,300	UNY Co. Ltd.	40,854
24	West Japan Railway Co.	88,622
26	Yahoo! Japan Corp.	9,976
980	Yamada Denki Co. Ltd.	66,042
2,700	Yamaha Corp.	29,879
5,700	Yamaha Motor Co. Ltd.*	73,733
4,500	Yamato Holdings Co. Ltd.	55,666
2,000	Yamazaki Baking Co. Ltd.	25,271
		23,473,780
	Luxembourg - 0.5%
16,953	ArcelorMittal	516,600
161	RTL Group	13,002
2,567	SES FDR	63,391
3,359	Tenaris SA	67,086
		660,079
	Netherlands - 4.0%
62,906	Aegon NV*	378,299

3,744	Akzo Nobel NV	$220,496
1,363	ASML Holding NV	43,452
1,208	Corio NV REIT	70,852
6,370	European Aeronautic Defence and Space Co. NV*	150,873
1,552	Heineken Holding NV	60,860
1,674	Heineken NV	75,742
269,722	ING Groep NV CVA*	2,593,285
17,824	Koninklijke Ahold NV	228,728
9,078	Koninklijke BAM Groep NV	43,889
2,941	Koninklijke DSM NV	139,525
23,697	Koninklijke KPN NV	329,718
11,950	Koninklijke Philips Electronics NV	372,242
557	Nutreco NV	33,645
1,370	Randstad Holding NV*	61,523
3,080	Reed Elsevier NV	39,845
1,888	SBM Offshore NV	29,774
5,987	SNS REAAL NV*	32,962
5,008	TNT NV	149,409
22,744	Unilever NV CVA	668,917
3,222	Wolters Kluwer NV	64,979
		5,789,015
	New Zealand - 0.1%
8,301	Fletcher Building Ltd.	45,698
61,382	Telecom Corp. of New Zealand Ltd.	88,479
9,160	Vector Ltd.	13,801
		147,978
	Norway - 0.9%
706	Aker ASA, Class A	13,659
2,863	Aker Solutions ASA	37,123
13,762	DnB NOR ASA	170,969
41,626	Norsk Hydro ASA	224,124
14,330	Orkla ASA	118,919
23,248	Statoil ASA	470,067
7,767	Storebrand ASA*	46,078
11,231	Telenor ASA	173,366
1,577	Yara International ASA	59,462
		1,313,767
	Portugal - 0.4%
7,035	Banco BPI SA	15,590
76,912	Banco Comercial Portugues SA, Class R	66,533
4,807	Banco Espirito Santo SA	23,009
4,167	Brisa Auto-Estradas de Portugal SA	27,198
2,215	CIMPOR-Cimentos de Portugal SGPS SA	13,471
40,348	EDP-Energias de Portugal SA	132,622
2,191	Galp Energia SGPS SA, Class B	35,823
1,660	Jeronimo Martins SGPS SA	18,134
16,397	Portugal Telecom SGPS SA	180,423
20,475	Sonae	21,500
		534,303
	Singapore - 0.8%
24,000	CapitaLand Ltd.	69,905
4,000	City Developments Ltd.	35,600
17,000	DBS Group Holdings Ltd.	180,060
17,000	Fraser and Neave Ltd.	68,648
72,000	Golden Agri-Resources Ltd.	30,451
1,000	Jardine Cycle & Carriage Ltd.	26,332
12,000	Keppel Corp. Ltd.	82,439
18,000	Neptune Orient Lines Ltd.*	27,141
19,000	Oversea-Chinese Banking Corp. Ltd.	126,196
9,000	SembCorp Industries Ltd.	27,936
8,000	Singapore Airlines Ltd.	91,913
17,000	Singapore Press Holdings Ltd.	51,642
13,000	Singapore Technologies Engineering Ltd.	30,981
73,000	Singapore Telecommunications Ltd.	167,526
10,000	StarHub Ltd.	17,359
9,000	United Overseas Bank Ltd.	131,470
10,000	Wilmar International Ltd.	46,045
		1,211,644
	South Korea - 3.9%
365	CJ Corp.	22,830
763	Daelim Industrial Co. Ltd.	43,210
1,630	Daewoo Engineering & Construction Co. Ltd.	13,847
970	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	16,439
1,680	Dongkuk Steel Mill Co. Ltd.	34,081
702	Doosan Corp.	67,941
359	Doosan Heavy Industries and Construction Co. Ltd.	23,396
450	GS Engineering & Construction Corp.	30,429
1,790	GS Holdings	62,714
2,360	Hana Financial Group, Inc.	70,317
1,350	Hanwha Chemical Corp.	21,966
2,350	Hanwha Corp.	79,653
206	Honam Petrochemical Corp.	30,036
5,590	Hynix Semiconductor, Inc.*	106,312
559	Hyosung Corp.	38,792
560	Hyundai Engineering & Construction Co. Ltd.	29,915
578	Hyundai Heavy Industries Co. Ltd.	131,178
930	Hyundai Merchant Marine Co. Ltd.	25,823
489	Hyundai Mobis	84,526
2,872	Hyundai Motor Co.	361,708
414	Hyundai Steel Co.	35,868
2,340	Industrial Bank of Korea	30,954
2,635	KB Financial Group, Inc.	114,703
63	KCC Corp.	16,268
3,960	Kia Motors Corp.	103,429
5,610	Korea Electric Power Corp.*	157,430
4,250	Korea Exchange Bank	43,647
382	Korea Express Co. Ltd.*	20,310
610	Korea Gas Corp.	22,841
2,080	Korea Kumho Petrochemical Co. Ltd.*	93,181
591	Korean Air Lines Co. Ltd.*	36,866
3,660	KT Corp.	132,407
744	KT&G Corp.	37,355
371	LG Chem Ltd.	103,171
3,805	LG Corp.	263,085
3,420	LG Display Co. Ltd.	104,935
2,333	LG Electronics, Inc.	198,184
1,550	LG International Corp.	41,270
2,550	LG Uplus Corp.	17,179
99	Lotte Shopping Co. Ltd.	30,125
540	LS Corp.	43,727
888	POSCO	369,289
1,758	Samsung C&T Corp.	88,117
330	Samsung Card Co. Ltd.	14,588
1,410	Samsung Electronics Co. Ltd.	965,366
414	Samsung Fire & Marine Insurance Co. Ltd.	72,087
2,190	Samsung Heavy Industries Co. Ltd.	45,722
384	Samsung SDI Co. Ltd.	55,178
5,980	Shinhan Financial Group Co. Ltd.	245,149
101	Shinsegae Co. Ltd.	48,320

761	SK Energy Co. Ltd.	$79,440
4,647	SK Holdings Co. Ltd.	364,509
2,340	SK Networks Co. Ltd.	20,471
826	SK Telecom Co. Ltd.	116,247
2,387	S-Oil Corp.	113,996
2,380	STX Corp. Ltd.*	41,139
2,460	STX Offshore & Shipbuilding Co. Ltd.	26,511
7,230	Woori Finance Holdings Co. Ltd.	89,835
		5,698,012
	Spain - 4.4%
2,875	Abertis Infraestructuras SA	48,580
411	Acciona SA	36,218
3,413	Acerinox SA	58,627
2,888	ACS Actividades de Construccion y Servicios SA	125,253
71,537	Banco Bilbao Vizcaya Argentaria SA	963,205
23,492	Banco de Sabadell SA	133,562
1,253	Banco Espanol de Credito SA	12,749
24,514	Banco Popular Espanol SA	162,878
144,162	Banco Santander SA	1,872,319
4,313	Bankinter SA	32,343
5,125	Caja de Ahorros del Mediterraneo	40,796
439	Cementos Portland Valderrivas SA	7,378
9,503	Criteria Caixacorp SA	46,414
1,900	EDP Renovaveis SA*	11,344
1,306	Enagas	24,093
2,185	Endesa SA	54,071
1,421	Fomento de Construcciones y Contratas SA	36,914
2,913	Gamesa Corp. Tecnologica SA*	25,419
5,924	Gas Natural SDG SA	99,019
1,660	Gestevision Telecinco SA	19,018
5,755	Iberdrola Renovables SA	20,139
60,731	Iberdrola SA	428,436
36,472	Iberia Lineas Aereas de Espana SA*	124,016
1,214	Industria de Diseno Textil SA	80,266
12,732	Mapfre SA	41,999
3,001	Promotora de Informaciones SA*	8,562
339	Red Electrica Corporacion SA	14,839
29,507	Repsol YPF SA	695,987
3,016	Sacyr Vallehermoso SA*	15,481
53,546	Telefonica SA	1,215,214
753	Zardoya Otis SA	11,743
		6,466,882
	Sweden - 2.6%
2,157	Alfa Laval AB	33,385
3,067	Assa Abloy AB, Class B	67,748
4,567	Atlas Copco AB, Class A	74,603
2,831	Atlas Copco AB, Class B	42,212
3,897	Boliden AB	46,275
4,205	Electrolux AB, Series B	93,641
3,667	Hennes & Mauritz AB, Class B	115,339
1,603	Holmen AB, Class B	42,016
3,865	Industrivarden AB, Class A	50,680
1,694	Industrivarden AB, Class C	21,182
9,646	Investor AB, Class B	181,586
345	Lundbergforetagen AB, Class B	17,914
3,558	NCC AB, Class B	62,944
46,682	Nordea Bank AB	466,190
1,184	Ratos AB, Class B	33,769
12,505	Sandvik AB	161,291
8,212	SAS AB*	29,760
8,099	Scania AB, Class B	149,103
5,403	Securitas AB, Class B	54,817
29,424	Skandinaviska Enskilda Banken AB, Class A	202,231
7,664	Skanska AB, Class B	129,434
5,122	SKF AB, Class B	97,697
3,044	SSAB AB, Class A	43,998
1,052	SSAB AB, Class B	13,511
11,695	Svenska Cellulosa AB, Class B	168,556
6,942	Svenska Handelsbanken AB, Class A	198,953
11,883	Swedbank AB, Class A*	135,681
4,857	Tele2 AB, Class B	85,991
33,501	Telefonaktiebolaget LM Ericsson, Class B	369,311
28,847	TeliaSonera AB	208,480
11,816	Volvo AB, Class A*	138,839
25,300	Volvo AB, Class B*	314,774
		3,851,911
	Switzerland - 4.4%
9,961	ABB Ltd.*	200,124
2,035	Adecco SA	103,282
801	Baloise Holding AG	63,889
156	BKW FMB Energie AG	10,735
4,767	Clariant AG*	62,877
2,758	Compagnie Financiere Richemont SA	107,157
13,363	Credit Suisse Group AG	605,917
5,423	GAM Holding Ltd.*	62,458
196	Geberit AG	31,903
57	Givaudan SA	52,301
102	Helvetia Holding AG	31,490
2,835	Holcim Ltd.	188,594
1,205	Julius Baer Group Ltd.	41,981
389	Kuehne + Nagel International AG	41,530
22,285	Nestle SA	1,096,944
17,225	Novartis AG	832,233
561	Pargesa Holding SA	38,392
2,892	Petroplus Holdings AG*	44,613
5,033	Roche Holding AG	651,825
168	Schindler Holding AG	14,692
116	Schindler Holding AG Participant Certificates	10,355
35	SGS SA	48,941
149	Swatch Group AG-Bearer	45,943
480	Swatch Group AG-Registered	26,862
1,320	Swiss Life Holding AG*	138,151
7,292	Swiss Reinsurance Co. Ltd.	334,404
248	Swisscom AG	92,444
515	Syngenta AG	113,214
203	Synthes, Inc.	23,244
44,109	UBS AG*	750,433
2,399	Zurich Financial Services AG	557,646
		6,424,574
	United Kingdom - 20.4%
10,589	3i Group PLC	47,114
3,171	AMEC PLC	43,354
5,994	Amlin PLC	39,877
13,985	Anglo American PLC*	552,914
2,994	Antofagasta PLC	46,326
4,266	Arriva PLC	51,444
4,754	Associated British Foods PLC	76,463
16,684	AstraZeneca PLC	846,051
102,343	Aviva PLC	572,838
44,043	BAE Systems PLC	215,480
11,817	Balfour Beatty PLC	46,100
216,773	Barclays PLC	1,129,816

35,080	Barratt Developments PLC*	$52,879
19,707	BG Group PLC	315,267
34,251	BHP Billiton PLC	1,046,794
339,589	BP PLC	2,158,965
26,744	Bradford & Bingley PLC*	0
15,837	British Airways PLC*	54,466
15,659	British American Tobacco PLC	538,047
10,591	British Land Co. PLC REIT	76,597
9,970	British Sky Broadcasting Group PLC	111,016
276,004	BT Group PLC	614,659
4,171	Bunzl PLC	45,072
38,780	Cable & Wireless Communications PLC	35,954
38,780	Cable & Wireless Worldwide PLC	40,540
3,126	Capita Group PLC (The)	35,200
6,533	Capital & Counties Properties PLC*	11,254
6,533	Capital Shopping Centres Group PLC REIT	35,042
8,661	Carnival PLC	311,972
65,767	Centrica PLC	313,010
19,932	Compass Group PLC	165,442
23,380	Diageo PLC	405,333
11,524	Drax Group PLC	69,303
177,830	DSG International PLC*	74,721
3,820	easyJet PLC*	23,918
27,740	Enterprise Inns PLC*	44,573
1,794	Eurasian Natural Resources Corp. PLC	25,469
5,071	Experian PLC	49,834
10,665	FirstGroup PLC	61,448
14,141	G4S PLC	57,270
32,880	GKN PLC*	69,568
62,260	GlaxoSmithKline PLC	1,083,285
7,924	Hammerson PLC REIT	48,200
21,859	Hays PLC	30,913
22,004	Home Retail Group PLC	82,360
203,452	HSBC Holdings PLC	2,058,325
8,330	ICAP PLC	52,313
8,219	Imperial Tobacco Group PLC	232,207
15,130	Inchcape PLC*	70,777
3,690	InterContinental Hotels Group PLC	63,741
22,014	International Power PLC	123,424
10,448	Investec PLC	80,995
58,643	ITV PLC*	47,482
37,982	J Sainsbury PLC	204,386
2,947	Johnson Matthey PLC	78,045
1,992	Kazakhmys PLC	37,935
25,002	Kesa Electricals PLC	49,101
46,653	Kingfisher PLC	157,305
21,397	Ladbrokes PLC	45,372
12,563	Land Securities Group PLC REIT	120,509
143,314	Legal & General Group PLC	200,990
530,709	Lloyds Banking Group PLC*	575,650
27,955	Logica PLC	47,458
2,395	London Stock Exchange Group PLC	24,268
1,528	Lonmin PLC*	37,570
29,313	Man Group PLC	99,756
31,640	Marks & Spencer Group PLC	170,655
14,297	Mitchells & Butlers PLC*	69,836
10,706	Mondi PLC	75,534
11,861	National Express Group PLC*	43,355
41,469	National Grid PLC	330,893
2,097	Next PLC	70,608
127,280	Old Mutual PLC	240,794
9,738	Pearson PLC	150,905
4,283	Pennon Group PLC	39,575
10,551	Persimmon PLC*	58,346
34,384	Prudential PLC	298,591
41,606	Punch Taverns PLC*	47,794
3,632	Reckitt Benckiser Group PLC	177,752
7,048	Reed Elsevier PLC	60,929
24,157	Rentokil Initial PLC*	38,702
18,516	Rexam PLC	89,603
14,441	Rio Tinto PLC	747,347
12,953	Rolls-Royce Group PLC*	117,657
821,903	Royal Bank of Scotland Group PLC*	643,076
71,798	Royal Dutch Shell PLC, Class A	1,972,809
55,850	Royal Dutch Shell PLC, Class B	1,469,003
65,262	RSA Insurance Group PLC	130,416
7,401	SABMiller PLC	224,164
11,827	Sage Group PLC (The)	44,250
1,379	Schroders PLC	27,816
658	Schroders PLC NVTG	10,995
13,908	Scottish & Southern Energy PLC	241,337
8,873	Segro PLC REIT	38,909
4,073	Severn Trent PLC	83,561
4,650	Smith & Nephew PLC	40,381
4,273	Smiths Group PLC	74,682
13,243	Standard Chartered PLC	382,028
37,605	Standard Life PLC	119,082
4,856	TalkTalk Telecom Group PLC*	9,316
8,991	Tate & Lyle PLC	63,279
116,825	Taylor Wimpey PLC*	48,484
97,593	Tesco PLC	597,071
18,600	Thomas Cook Group PLC	52,957
19,996	Tomkins PLC	101,463
4,021	Travis Perkins PLC*	53,118
11,923	TUI Travel PLC	39,268
23,489	Unilever PLC	666,197
8,827	United Business Media Ltd.	76,101
15,762	United Utilities Group PLC	144,406
1,100	Vedanta Resources PLC	42,051
998,511	Vodafone Group PLC	2,326,104
2,685	Whitbread PLC	59,206
12,987	William Hill PLC	33,946
33,564	William Morrison Supermarkets PLC	139,296
7,117	Wolseley PLC*	160,278
19,699	WPP PLC	209,013
20,272	Xstrata PLC	322,401
105,585	Yell Group PLC*	39,702
		29,678,799
	Total Common Stocks and Other Equity Interests (Cost $140,786,794)	144,936,748

	Preferred Stocks - 0.4%
	Germany - 0.4%
130	Dyckerhoff AG	6,808
865	Fresenius SE	61,428
1,348	Henkel AG & Co. KGaA	66,884
2,333	ProSiebenSat.1 Media AG	40,850
3,765	Volkswagen AG	398,829
		574,799
	Italy - 0.0%
798	EXOR SpA	12,278
47,978	Unipol Gruppo Finanziario SpA	24,065
		36,343

	Total Preferred Stocks (Cost $578,702)	$611,142

	Rights - 0.0%
	Australia - 0.0%
1,978	Boral Ltd., expiring 09/30/10* (Cost $901)	251

	Warrants - 0.0%
	Hong Kong - 0.0%
1,972	Henderson Land Development Co. Ltd., expiring 06/01/11*	305
600	Kingboard Chemical Holdings Ltd., expiring 10/31/12*	239
	Total Warrants (Cost $0)	544

	Total Investments (Cost $141,366,397)(a)-99.9%	145,548,685
	Other assets less liabilities-0.1%	79,690
	Net Assets-100.0%	$145,628,375

Investment Abbreviations:

CVA                               - Dutch Certificate

FDR                                 - Fiduciary Depositary Receipt

NVTG                     - Non Voting

PPS                                     - Price Protected Shares

REIT                          - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $149,953,918. The net unrealized depreciation was $4,405,233 which consisted of aggregate gross unrealized appreciation of $15,687,498 and aggregate gross unrealized depreciation of $20,092,731.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.5%
	Australia - 5.9%
40,964	Abacus Property Group REIT	$15,389
12,148	Adelaide Brighton Ltd.	34,860
5,814	Alesco Corp. Ltd.	13,737
2,645	Ansell Ltd.	30,768
17,089	APA Group	57,393
7,901	APN News & Media Ltd.	15,092
14,725	Aristocrat Leisure Ltd.	45,188
28,199	Asciano Group*	43,141
2,195	ASX Ltd.	57,425
13,404	Australand Property Group REIT	32,276
50,905	Australian Pharmaceutical Industries Ltd.	18,894
9,871	Automotive Holdings Group	20,285
55,854	AWB Ltd.*	50,056
9,794	AWE Ltd.*	13,831
5,667	Bank of Queensland Ltd.	53,250
43,482	Beach Energy Ltd.	26,373
8,616	Bendigo and Adelaide Bank Ltd.	63,879
4,248	Billabong International Ltd.	35,071
6,379	Boart Longyear Group*	17,670
3,144	Bradken Ltd.	21,887
759	Campbell Brothers Ltd.	21,197
8,533	Centennial Coal Co. Ltd.	46,193
10,122	Challenger Financial Services Group Ltd.	32,254
178,077	Charter Hall Office REIT*	39,495
48,721	Charter Hall Retail REIT*	23,375
504	Cochlear Ltd.	32,247
56,801	Commonwealth Property Office Fund REIT	47,564
5,111	Computershare Ltd.	46,776
52,887	ConnectEast Group	19,150
10,572	Consolidated Media Holdings Ltd.	29,668
4,407	Crane Group Ltd.	33,431
47,826	CSR Ltd.	74,467
11,378	David Jones Ltd.	49,439
7,721	Downer EDI Ltd.	34,738
30,547	Elders Ltd.*	12,444
34,786	Emeco Holdings Ltd.	21,256
520	Energy Resources of Australia Ltd.	6,487
48,595	Envestra Ltd.	22,215
27,343	FKP Property Group REIT	17,327
1,373	Flight Centre Ltd.	23,068
47,244	Goodman Fielder Ltd.	57,095
63,299	Gunns Ltd.	39,251
8,815	GWA International Ltd.	24,099
13,807	Harvey Norman Holdings Ltd.	43,746
8,288	Healthscope Ltd.	45,016
9,980	Hills Industries Ltd.	19,966
9,144	Iluka Resources Ltd.*	45,527
21,242	Infigen Energy	14,999
90,756	ING Industrial Fund REIT	36,560
69,631	ING Office Fund REIT	38,135
3,448	IOOF Holdings Ltd.	20,320
1,098	JB Hi-Fi Ltd.	19,024
27,791	Lihir Gold Ltd.	102,393
2,447	Macarthur Coal Ltd.	27,689
50,492	Minara Resources Ltd.*	37,480
1,513	Monadelphous Group Ltd.	18,559
13,616	Mount Gibson Iron Ltd.*	20,461
4,357	New Hope Corp. Ltd.	18,577
3,268	Nufarm Ltd.	11,301
11,834	Oil Search Ltd.	62,561
68,138	OZ Minerals Ltd.*	75,869
45,071	Pacific Brands Ltd.*	36,924
126,182	PaperlinX Ltd.*	68,536
1,247	Perpetual Ltd.	32,770
1,549	Platinum Asset Management Ltd.	7,376
10,971	Primary Health Care Ltd.	35,853
2,713	Ramsay Health Care Ltd.	34,727
3,482	Seven Group Holdings Ltd.	19,322
48,212	Sigma Pharmaceuticals Ltd.	18,985
8,288	Skilled Group Ltd.	9,528
33,438	SP Ausnet	24,216
12,685	Spotless Group Ltd.	23,540
19,891	Straits Resources Ltd.	25,569
23,283	Ten Network Holdings Ltd.*	35,198
10,553	Transfield Services Ltd.	30,761
4,071	UGL Ltd.	51,962
75,836	Virgin Blue Holdings Ltd.*	21,282
1,499	West Australian Newspapers Holdings Ltd.	9,390
		2,563,823
	Austria - 1.0%
108	Agrana Beteiligungs AG	10,270
800	Andritz AG	50,158
926	A-TEC Industries AG*	9,623
4,145	CA Immobilien Anlagen AG*	50,604
2,936	Conwert Immobilien Invest SE	35,007
541	Flughafen Wien AG	31,206
44,226	Immofinanz AG*	145,485
248	Mayr-Melnhof Karton AG	25,460
1,448	Oesterreichische Post AG	38,701
303	Palfinger AG*	7,105
896	RHI AG*	26,714
449	Semperit AG Holding	16,706
276	Zumtobel AG	5,226
		452,265
	Belgium - 1.4%
628	Ackermans & van Haaren NV	42,977
8,861	Agfa Gevaert NV*	53,565
502	Barco NV*	25,075
397	Befimmo SCA Sicafi REIT	29,890
352	Bekaert NV	76,538
368	Cofinimmo REIT	46,687
464	Compagnie d’Entreprises CFE	23,291
1,040	Compagnie Maritime Belge SA	30,174
789	Elia System Operator SA/NV	27,147
1,259	Euronav SA	24,193
219	Gimv NV	10,785
2,858	Nyrstar	33,138
451	Omega Pharma SA	19,272
1,234	Recticel SA	12,170
6,570	RHJ International*	55,806

453	Sofina SA	$38,804
1,152	Telenet Group Holding NV*	32,936
1,650	Tessenderlo Chemie NV	48,947
		631,395
	Bermuda - 0.6%
5,253	Aquarius Platinum Ltd.	22,410
11,955	Catlin Group Ltd.	72,045
5,000	China Yurun Food Group Ltd.	16,419
40,000	Citic Resources Holdings Ltd.*	8,345
12	Golar LNG Energy Ltd.*	14
137,610	HKC Holdings Ltd.*	9,569
4,539	Lancashire Holdings Ltd.	38,173
39,000	Mongolia Energy Co. Ltd.*	14,715
2,634	Seadrill Ltd.	61,152
60,000	Sino Union Energy Investment Group Ltd.*	5,254
16,000	Skyworth Digital Holdings Ltd.	11,559
		259,655
	Canada - 7.7%
7,550	Advantage Oil & Gas Ltd.*	47,575
3,289	AGF Management Ltd., Class B	47,677
693	Agnico-Eagle Mines Ltd.	38,642
1,184	Astral Media, Inc.	41,867
5,547	Biovail Corp.	120,909
598	Boardwalk REIT	24,026
4,066	CAE, Inc.	38,688
2,230	Calloway REIT	46,854
1,812	Canadian Apartment Properties REIT	26,530
1,389	Canadian REIT	40,971
1,214	Canadian Western Bank	30,611
4,838	Canfor Corp.*	38,001
5,059	Cascades, Inc.	34,039
1,120	CCL Industries, Inc., Class B	32,025
1,784	Centerra Gold, Inc.*	22,466
3,776	Chartwell Seniors Housing REIT	28,816
2,659	CML Healthcare Income Fund	24,913
1,075	Cogeco Cable, Inc.	36,322
1,283	Cominar REIT	24,478
583	Corus Entertainment, Inc., Class B	10,987
3,942	Cott Corp.*	23,577
1,786	Crescent Point Energy Corp.	65,703
1,301	Dorel Industries, Inc., Class B	43,920
2,598	Dundee Corp., Class A*	30,446
1,123	Dundee REIT	27,858
749	DundeeWealth, Inc.	10,072
3,261	Emera, Inc.	83,809
3,678	Ensign Energy Services, Inc.	45,245
3,182	Extendicare REIT	27,280
4,439	Fairborne Energy Ltd.*	22,282
1,161	First Capital Realty, Inc.	15,894
602	First Quantum Minerals Ltd.	37,653
1,778	Flint Energy Services Ltd.*	22,597
698	Franco-Nevada Corp.	21,232
560	Genworth MI Canada, Inc.	14,267
1,499	Gildan Activewear, Inc.*	46,035
2,303	GMP Capital, Inc.	21,399
3,834	Groupe Aeroplan, Inc.	36,741
4,256	H&R REIT	75,206
2,500	Harry Winston Diamond Corp.*	30,924
414	Home Capital Group, Inc.	18,462
3,942	HudBay Minerals, Inc.*	49,067
2,400	IAMGOLD Corp.	37,773
3,034	IESI-BFC Ltd.	68,490
2,410	Industrial Alliance Insurance & Financial Services, Inc.	76,352
829	Inmet Mining Corp.	40,446
5,203	InnVest REIT	32,786
754	Laurentian Bank of Canada	33,675
2,488	Linamar Corp.	46,428
11,141	Lundin Mining Corp.*	43,268
580	MacDonald Dettwiler & Associates Ltd.*	27,030
6,656	Maple Leaf Foods, Inc.	59,519
2,637	Martinrea International, Inc.*	21,123
1,675	MDS, Inc.*	15,791
2,655	Methanex Corp.	59,521
1,400	Morguard REIT	17,535
3,397	Mullen Group Ltd.	46,340
5,415	New Gold, Inc.*	26,708
1,283	Norbord, Inc.*	14,811
1,447	Nuvista Energy Ltd.	16,719
483	Open Text Corp.*	19,082
12,652	OPTI Canada, Inc.*	20,269
1,804	Pacific Rubiales Energy Corp.*	43,193
817	Pan American Silver Corp.	18,776
580	Paramount Resources Ltd., Class A*	12,136
398	Petrobank Energy & Resources Ltd.*	16,365
1,585	Primaris Retail REIT	28,655
2,891	Progress Energy Resources Corp.	34,834
3,187	Quadra FNX Mining Ltd.*	38,524
1,851	Reitmans (Canada) Ltd., Class A	35,854
1,123	Ritchie Bros Auctioneers, Inc.	20,880
5,168	RONA, Inc.*	76,118
3,297	Russel Metals, Inc.	62,710
806	ShawCor Ltd., Class A	20,652
10,941	Sherritt International Corp.	72,341
1,309	Silver Wheaton Corp.*	24,643
2,384	Sino-Forest Corp.*	36,641
1,545	SNC-Lavalin Group, Inc.	69,708
675	Stantec, Inc.*	15,860
5,236	Superior Plus Corp.	68,122
2,085	Thompson Creek Metals Co., Inc.*	19,191
1,608	Tim Hortons, Inc.	54,768
1,627	TMX Group, Inc.	45,005
1,364	Toromont Industries Ltd.	32,301
6,651	Torstar Corp., Class B	66,385
4,026	Transcontinental, Inc., Class A	57,969
5,825	TransForce, Inc.	57,461
1,719	Trican Well Service Ltd.	26,037
5,822	Trinidad Drilling Ltd.	29,790
1,203	West Fraser Timber Co. Ltd.	40,800
		3,375,451
	Cayman Islands - 0.4%
3,000	Anta Sports Products Ltd.	5,300
33,000	Belle International Holdings Ltd.	50,910
48,000	Bosideng International Holdings Ltd.	14,836
24,000	China State Construction International Holdings Ltd.	10,477
1,620	Hong Kong Energy Holdings Ltd.*	134
14,500	KWG Property Holding Ltd.	10,737
3,500	Li Ning Co. Ltd.	11,538
7,000	Lonking Holdings Ltd.	5,318
12,000	Pacific Textile Holdings Ltd.	6,892
25,000	Polytec Asset Holdings Ltd.	4,636
44,000	Renhe Commercial Holdings Co. Ltd.	9,462
9,600	Sands China Ltd.*	14,835

3,000	Shenzhou International Group Holdings Ltd.	$3,956
24,000	Tomson Group Ltd.	9,334
34,000	Want Want China Holdings Ltd.	26,621
4,000	Xinao Gas Holdings Ltd.	9,468
		194,454
	China - 0.5%
23,405	Agile Property Holdings Ltd.	30,502
10,000	BYD Electronic International Co. Ltd.	5,576
19,000	China Dongxiang Group Co.	10,766
11,000	Greentown China Holdings Ltd.	13,684
7,000	Hidili Industry International Development Ltd.	6,328
22,500	Kingboard Laminates Holdings Ltd.	22,339
12,000	Nine Dragons Paper Holdings Ltd.	17,431
16,000	Shimao Property Holdings Ltd.	30,701
47,150	Shui On Land Ltd.	21,494
37,500	Soho China Ltd.	23,131
6,000	Stella International Holdings Ltd.	11,512
600	Tencent Holdings Ltd.	11,567
12,000	Yangzijiang Shipbuilding Holdings Ltd.	12,798
7,000	Yanlord Land Group Ltd.	9,577
		227,406
	Cyprus - 0.0%
4,482	Songa Offshore SE*	14,051

	Denmark - 1.6%
510	Alk-Abello A/S	32,011
603	Alm. Brand A/S*	6,589
559	Auriga Industries, Class B	9,089
1,234	Bang & Olufsen A/S*	11,974
264	Coloplast A/S, Class B	27,418
350	D/S Norden A/S	13,738
4,123	DSV A/S	73,528
2,485	East Asiatic Co. Ltd. A/S	63,433
910	FLSmidth & Co. A/S	64,803
4,422	GN Store Nord A/S*	30,152
1,287	H. Lundbeck A/S	19,577
2,154	Jyske Bank A/S*	75,094
509	NKT Holding A/S	25,016
510	Novozymes A/S, Class B	65,137
305	Rockwool International A/S, Class B	27,783
798	Schouw & Co.	17,510
110	Simcorp A/S	18,271
1,842	Sydbank A/S*	45,893
376	Topdanmark A/S*	46,478
129	William Demant Holding*	9,450
		682,944
	Finland - 2.1%
2,176	Alma Media Corp.	17,917
4,140	Amer Sports Oyj, Class A	45,899
2,023	Cargotec Corp. Oyj., Class B	72,583
3,965	Citycon Oyj	13,586
1,113	Cramo Oyj*	19,590
1,595	HKScan Oyj, Class A	17,019
5,493	Huhtamaki Oyj	68,342
2,404	Kemira Oyj	32,259
1,657	Konecranes Oyj	54,033
769	Lassila & Tikanoja Oyj	13,415
481	Lemminkainen Oyj*	16,562
24,646	M-real Oyj, Class B*	93,757
3,061	Nokian Renkaat Oyj	85,859
3,371	Oriola-KD Oyj, Class B	16,952
2,524	Orion Oyj, Class B	48,732
1,490	Outotec Oyj	52,742
1,382	Poyry Oyj	18,581
2,778	Ramirent Oyj	29,858
6,765	Sponda Oyj	25,382
1,483	Stockmann Oyj Abp, Class B	52,745
2,495	Tieto Oyj	43,882
539	Tikkurila Oy*	11,411
2,789	Uponor Oyj	45,128
		896,234
	France - 3.3%
569	Alten Ltd.	16,716
6,230	Altran Technologies SA*	25,568
275	April Group	7,130
863	Beneteau SA*	13,351
192	bioMerieux	19,493
131	Bonduelle SCA	11,230
1,914	Bourbon SA	82,001
477	Boursorama*	5,375
3,279	Bull*	10,808
452	Bureau Veritas SA	27,300
3,476	Canal +	24,680
1,224	Club Mediterranee SA*	22,061
608	Dassault Systemes SA	39,514
145	Delachaux SA	9,067
7,922	Derichebourg SA*	33,026
259	EDF Energies Nouvelles SA	11,061
3,351	Etablissements Maurel et Prom	40,116
301	Etam Developpement SA*	14,156
943	Eutelsat Communications	34,823
95	Faiveley Transport	7,256
312	Fimalac	12,032
401	GL Events	11,128
7,827	Groupe Eurotunnel SA	57,613
820	Groupe Steria SCA	22,231
178	Guyenne et Gascogne SA	17,766
12,317	Havas SA	59,614
99	Iliad SA	8,712
1,760	IMS-International Metal Service*	24,981
387	Ingenico	9,781
250	Ipsen SA	8,312
526	Ipsos	20,904
589	Manitou BF SA*	9,823
490	Mercialys SA REIT	16,004
635	Mersen	23,371
910	Neopost SA	70,362
207	Orpea	8,232
262	Pierre & Vacances	17,289
731	Plastic Omnium SA	36,246
453	Remy Cointreau SA	24,752
3,987	Rhodia SA	82,277
341	Rubis	29,934
580	SEB SA	43,237
184	Seche Environnement SA	13,081
709	Sechilienne-Sidec	19,175
782	Societe BIC SA	58,173
441	Societe Fonciere Financiere et de Participations	22,875
231	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	25,951
1,437	SOITEC*	15,514
168	Sopra Group SA	11,928

122	Sperian Protection	$18,318
1,522	Teleperformance	38,547
459	Trigano SA*	9,747
3,526	UbiSoft Entertainment SA*	33,378
134	Vilmorin & Cie	12,594
1,316	Zodiac Aerospace	74,211
		1,422,825
	Germany - 3.4%
2,199	Aareal Bank AG*	45,838
5,584	Air Berlin PLC*	26,189
843	Alstria Office AG REIT	9,753
434	Bauer AG	17,822
692	Bechtle AG	19,942
303	Carl Zeiss Meditec AG	4,678
914	Comdirect Bank AG	8,335
646	Demag Cranes AG*	23,060
952	Deutsche Euroshop AG	29,233
2,380	Deutsche Wohnen AG*	23,255
7,071	Deutz AG*	43,592
1,258	DIC Asset AG	10,260
1,489	Douglas Holding AG	67,110
478	Duerr AG*	13,202
1,045	ElringKlinger AG	28,079
162	Fielmann AG	12,796
2,509	Freenet AG	26,800
206	Fuchs Petrolub AG	19,726
273	GfK SE	10,176
2,402	Gildemeister AG	33,265
704	H&R Wasag AG	17,889
654	Hamburger Hafen und Logistik AG	23,882
8,774	Heidelberger Druckmaschinen AG*	86,051
654	Indus Holding AG	14,374
4,904	IVG Immobilien AG*	34,033
2,179	Jenoptik AG*	12,547
471	Krones AG*	26,692
1,778	KUKA AG*	27,658
51	KWS Saat AG	8,006
2,321	Leoni AG*	69,457
1,470	Medion AG	17,770
2,723	MLP AG	28,487
973	MTU Aero Engines Holding AG	56,485
122	MVV Energie AG	4,943
582	Nordex SE*	5,947
1,946	Pfleiderer AG*	11,893
7,177	Praktiker Bau- und Heimwerkermaerkte Holding AG	56,765
109	Puma AG Rudolf Dassler Sport	31,845
3,248	Q-Cells SE*	24,657
58	Rational AG	9,506
1,103	Rhoen Klinikum AG	25,147
1,929	SGL Carbon SE*	66,886
813	Sixt AG	21,522
9,794	Sky Deutschland AG*	17,952
226	Software AG	25,192
2,113	Solarworld AG	28,670
1,480	Stada Arzneimittel AG	48,040
2,096	Symrise AG	52,156
560	Takkt AG	6,403
2,150	Tognum AG	42,940
1,105	United Internet AG	13,676
261	Vossloh AG	26,135
890	Wincor Nixdorf AG	50,212
		1,466,929
	Gibraltar - 0.0%
3,679	PartyGaming PLC*	17,285

	Greece - 0.6%
4,426	Agricultural Bank of Greece*	7,035
5,946	Alapis Holding Industrial and Commercial SA	17,430
886	Athens Water Supply & Sewage Co. SA (The)	6,533
5,488	Ellaktor SA	24,595
722	Folli-Follie SA*	16,837
6,161	Intralot SA-Integrated Lottery Systems & Services	27,290
1,752	JUMBO SA	13,923
5,140	Mytilineos Holdings SA*	31,875
3,082	Sidenor Steel Products Manufacturing Co. SA*	11,805
2,247	Titan Cement Co. SA	48,214
1,884	TT Hellenic Postbank SA*	10,898
6,272	Viohalco*	36,852
		253,287
	Hong Kong - 2.7%
2,512	ASM Pacific Technology Ltd.	22,968
4,935	Cafe de Coral Holdings Ltd.	11,871
54,213	Champion REIT	26,529
46,587	Chaoda Modern Agriculture (Holdings) Ltd.	50,094
7,134	China Mengniu Dairy Co. Ltd.	22,186
71,799	China Travel International Investment Hong Kong Ltd.*	17,752
4,000	Chow Sang Sang Holdings International Ltd.	7,902
32,000	Dah Chong Hong Holdings Ltd.	22,582
9,298	Dah Sing Banking Group Ltd.*	13,602
5,327	Dah Sing Financial Holdings Ltd.*	32,653
17,710	Digital China Holdings Ltd.	28,736
75,328	First Pacific Co. Ltd.	53,838
11,495	Fubon Bank Hong Kong Ltd.	5,211
12,000	Fushan International Energy Group Ltd.	6,923
14,972	Galaxy Entertainment Group Ltd.*	9,968
69,315	Giordano International Ltd.	35,883
74,490	Global Bio-Chem Technology Group Co. Ltd.*	12,087
121,760	GOME Electrical Appliances Holdings Ltd.*	42,178
3,388	Hengan International Group Co. Ltd.	29,188
29,378	HKR International Ltd.	12,522
929	Hong Kong Aircraft Engineering Co. Ltd.	12,502
4,200	Hong Kong Exchanges & Clearing Ltd.	69,068
19,361	Hongkong & Shanghai Hotels Ltd. (The)	30,717
20,604	Hopewell Highway Infrastructure Ltd.	15,548
9,715	Hopewell Holdings Ltd.	30,714
18,206	Hopson Development Holdings Ltd.	24,758
48,000	Hutchison Harbour Ring Ltd.	4,451
19,000	Hysan Development Co. Ltd.	59,088
13,124	Industrial & Commercial Bank of China Asia Ltd.	38,956
48,083	Johnson Electric Holdings Ltd.	22,601
25,000	K Wah International Holdings Ltd.	9,240
10,313	Kowloon Development Co. Ltd.	11,302
16,000	Lee & Man Paper Manufacturing Ltd.	11,765
7,500	Lifestyle International Holdings Ltd.	15,588
53,200	New World China Land Ltd.	18,497

87,560	Pacific Basin Shipping Ltd.	$66,301
14,943	Road King Infrastructure Ltd.	12,951
30,174	Shun Tak Holdings Ltd.	17,136
151,347	Sinolink Worldwide Holdings Ltd.	23,388
43,818	Techtronic Industries Co.	36,170
7,025	Television Broadcasts Ltd.	32,568
22,857	Texwinca Holdings Ltd.	23,400
20,000	Tian An China Investment	13,058
6,000	Truly International Holdings	8,144
3,870	VTech Holdings Ltd.	41,165
5,425	Wing Hang Bank Ltd.	58,578
42,000	Xinyi Glass Holdings Co. Ltd.	18,984
		1,191,311
	Ireland - 1.2%
20,280	Aer Lingus Group PLC*	24,598
11,508	C&C Group PLC	48,786
3,231	DCC PLC	79,346
2,509	FBD Holdings PLC	22,227
31,115	Fyffes PLC	14,593
6,476	Glanbia PLC	27,757
22,523	Grafton Group PLC	84,801
16,402	Greencore Group PLC	28,485
53,181	Independent News & Media PLC*	49,538
5,536	James Hardie Industries SE*	32,625
6,423	Kingspan Group PLC*	45,019
519	Paddy Power PLC	18,851
10,132	United Drug PLC	32,116
		508,742
	Israel - 0.7%
1,036	Africa-Israel Investments Ltd.*	4,829
712	Alon Holdings Blue Square Ltd.	7,790
1,131	Cellcom Israel Ltd.	31,322
2,068	Clal Industries Ltd.	12,691
371	Clal Insurance Enterprise Holdings Ltd.*	7,314
537	Delek Automotive Systems Ltd.	6,018
322	Elbit Imaging Ltd.*	4,301
317	Elbit Systems Ltd.	17,550
664	Elco Holdings Ltd.*	8,093
545	First International Bank of Israel Ltd.*	8,880
800	Gazit-Globe Ltd.	7,685
188	Harel Insurance Investments & Financial Services Ltd.	8,717
510	Hot Telecommunication System Ltd.*	4,653
21,345	Israel Discount Bank Ltd., Class A*	39,071
837	Jerusalem Economy Ltd.*	5,741
305	Koor Industries Ltd.	6,414
6,000	Makhteshim-Agan Industries Ltd.	20,950
5,396	Migdal Insurance & Financial Holding Ltd.	9,250
2,902	Mizrahi Tefahot Bank Ltd.*	24,027
751	NICE Systems Ltd.*	21,653
570	Osem Investments Ltd.	8,743
1,440	Partner Communications Co. Ltd.	23,860
92	Paz Oil Co. Ltd.	12,993
2,385	Shufersal Ltd.	14,144
554	Strauss Group Ltd.	8,063
		324,752
	Italy - 2.2%
943	Ansaldo STS SpA	12,322
8,594	Arnoldo Mondadori Editore SpA*	28,271
1,955	Astaldi SpA	11,703
1,959	Autostrada Torino-Milano SpA	26,772
1,211	Azimut Holding SpA	12,132
4,545	Banca Popolare dell’Etruria e del Lazio Scrl*	19,422
1,537	Banco di Desio e della Brianza SpA	7,559
38,330	Beni Stabili SpA	31,684
1,741	Brembo SpA	11,840
3,939	Bulgari SpA	30,893
5,259	Cementir Holding SpA	15,930
60,817	Cofide SpA*	51,224
1,325	Danieli & C Officine Meccaniche Spa-RSP	14,353
525	Danieli SpA	10,150
4,662	Davide Campari-Milano SpA	24,553
1,414	Esprinet SpA	13,346
651	Fastweb SpA*	9,974
21,534	Gemina SpA*	13,887
1,656	Geox SpA	9,277
1,240	Gruppo Coin SpA*	9,507
6,776	Gruppo Editoriale L’Espresso SpA*	14,124
3,530	Immobiliare Grande Distribuzione REIT	5,335
15,151	Immsi SpA	15,791
17,318	Impregilo SpA*	46,027
2,357	Indesit Co. SpA	27,959
413	Industria Macchine Automatiche SpA	7,425
2,880	Interpump Group SpA*	15,572
27,305	Iren SpA	43,577
41,582	KME Group*	15,168
3,549	Maire Tecnimont SpA	13,235
1,282	Marr SpA	11,040
4,928	Piaggio & C. SpA	14,060
10,231	Piccolo Credito Valtellinese Scarl	51,116
39,985	Pirelli & C. Real Estate SpA*	19,092
4,118	Prysmian SpA	69,637
9,424	RCS MediaGroup SpA*	13,358
2,356	Recordati SpA	17,680
3,286	Safilo Group SpA*	35,661
175,300	Seat Pagine Gialle SpA*	31,425
2,740	Societa’ Cattolica di Assicurazioni Scrl	73,035
1,920	Societa Iniziative Autostradali e Servizi SpA	18,348
3,670	Sogefi SpA*	9,873
6,168	Sorin SpA*	11,973
226	Tod’s SpA	17,210
		962,520
	Japan - 28.0%
8,000	77 Bank Ltd. (The)	42,372
200	ABC-Mart, Inc.	6,485
3,200	ADEKA Corp.	31,239
1,800	Aderans Holdings Co. Ltd.*	21,996
2,000	Advantest Corp.	43,088
3,700	AEON Credit Service Co. Ltd.	37,017
1,300	AEON Mall Co. Ltd.	28,412
1,700	Aica Kogyo Co. Ltd.	19,381
200	Aichi Bank Ltd. (The)	12,647
2,000	Aichi Machine Industry Co. Ltd.	6,439
3,000	Aichi Steel Corp.	12,739
4,000	Air Water, Inc.	43,388
800	Aisan Industry Co. Ltd.	6,259
3,500	Akebono Brake Industry Co. Ltd.	16,034
4,000	Akita Bank Ltd. (The)	13,339
600	Alpen Co. Ltd.	9,492
1,600	Alpine Electronics, Inc.*	19,146
2,100	Amano Corp.	17,181
6,700	AOC Holdings, Inc.*	31,699
1,300	AOKI Holdings, Inc.	19,411
5,000	Aomori Bank Ltd. (The)	12,116

2,600	Aoyama Trading Co. Ltd.	$40,954
22,000	Aozora Bank Ltd.	29,195
1,200	Arcs Co. Ltd.	16,077
1,800	Asatsu-DK,Inc.	43,120
2,000	Asics Corp.	19,709
400	ASKUL Corp.	7,828
1,300	Autobacs Seven Co. Ltd.	48,230
800	Avex Group Holdings,Inc.	10,072
4,000	Awa Bank Ltd. (The)	24,371
300	Bank of Iwate Ltd. (The)	16,651
6,000	Bank of Kyoto Ltd. (The)	49,920
6,000	Bank of Nagoya Ltd. (The)	20,909
400	Bank of Okinawa Ltd. (The)	12,873
4,000	Bank of Saga Ltd. (The)	11,678
1,900	Bank of The Ryukyus Ltd.	21,157
2,150	Belluna Co. Ltd.	10,296
1,400	Benesse Holdings,Inc.	61,793
12,500	Best Denki Co. Ltd.*	32,743
61	BIC Camera,Inc.	25,164
8,000	Calsonic Kansei Corp.*	24,094
400	Canon Electronics,Inc.	9,721
800	Capcom Co. Ltd.	12,232
300	Cawachi Ltd.	5,542
8,800	Cedyna Financial Corp.*	15,435
6,000	Central Glass Co. Ltd.	23,194
1,300	Chiyoda Co. Ltd.	15,811
4,000	Chiyoda Corp.	28,710
500	Chofu Seisakusho Co. Ltd.	10,743
7,000	Chori Co. Ltd.	8,078
1,200	Chudenko Corp.	13,501
4,000	Chugoku Bank Ltd. (The)	46,482
2,000	Chukyo Bank Ltd. (The)	5,977
1,900	Circle K Sunkus Co. Ltd.	25,389
8,600	Citizen Holdings Co. Ltd.	51,604
3,000	Clarion Co. Ltd.*	6,404
600	Cleanup Corp.	3,503
1,700	CMK Corp.	8,906
1,300	Coca-Cola Central Japan Co. Ltd.	16,951
2,300	Coca-Cola West Co. Ltd.	41,589
3,900	COMSYS Holdings Corp.	37,308
6,200	CSK Holdings Corp.*	25,470
2,300	Culture Convenience Club Co. Ltd.	9,687
1,500	Daibiru Corp.	11,216
8,000	Daicel Chemical Industries Ltd.	56,497
16,000	Daido Steel Co. Ltd.	76,252
3,000	Daifuku Co. Ltd.	17,551
3,000	Daiichi Chuo Kisen Kaisha*	8,308
2,000	Daiken Corp.	5,170
8,000	Daikyo,Inc.*	13,293
2,000	Dainichiseika Color& Chemicals Manufacturing Co. Ltd.	7,939
6,000	Dainippon Screen Manufacturing Co. Ltd.*	30,256
6,000	Daio Paper Corp.	47,980
12,000	Daishi Bank Ltd. (The)	41,403
2,500	DCM Holdings Co. Ltd.	12,866
16,000	Denki Kagaku Kogyo Kabushiki Kaisha	80,498
200	Disco Corp.	12,070
1,400	Don Quijote Co. Ltd.	36,349
11,000	DOWA Holdings Co. Ltd.	57,754
2,300	Duskin Co. Ltd.	40,740
200	DyDo Drinco,Inc.	7,443
10,000	Ebara Corp.*	37,964
5,300	EDION Corp.	40,426
4,000	Ehime Bank Ltd. (The)	10,293
6,000	Eighteenth Bank Ltd. (The)	16,824
200	EIZO Nanao Corp.	4,450
3,500	Elpida Memory,Inc.*	52,504
700	EXEDY Corp.	20,194
2,000	Ezaki Glico Co. Ltd.	23,679
1,700	FamilyMart Co. Ltd.	60,617
700	Fancl Corp.	10,493
400	FCC Co. Ltd.	7,727
300	FP Corp.	15,924
600	Fuji Co. Ltd.	10,628
8,000	Fuji Fire& Marine Insurance Co. Ltd. (The)*	10,893
1,700	Fuji Oil Co. Ltd.	25,031
1,700	Fuji Soft,Inc.	27,679
2,000	Fujitec Co. Ltd.	10,385
2,000	Fujitsu General Ltd.	11,032
4,000	Fukui Bank Ltd. (The)	12,693
3,000	Fukuyama Transporting Co. Ltd.	14,436
300	Funai Electric Co. Ltd.	10,680
18,000	Furukawa Co. Ltd.*	19,109
6,000	Furukawa-Sky Aluminum Corp.	16,132
1,500	Futaba Corp.	27,037
4,300	Futaba Industrial Co. Ltd.*	29,722
500	Fuyo General Lease Co. Ltd.	11,453
19	Geo Corp.	23,153
1,500	Glory Ltd.	34,808
12,000	Godo Steel Ltd.	28,941
410	Goldcrest Co. Ltd.	8,355
3,000	GS Yuasa Corp.	19,317
240	Gulliver International Co. Ltd.	11,770
10,000	Gunma Bank Ltd. (The)	53,544
6,000	Gunze Ltd.	18,625
4,000	H2O Retailing Corp.	24,740
1,200	Hamamatsu Photonics KK	35,061
66,500	Haseko Corp.*	53,716
1,200	Heiwa Corp.	13,349
7,000	Heiwa Real Estate Co. Ltd.	16,721
1,600	Heiwado Co. Ltd.	19,885
4,000	Higashi-Nippon Bank Ltd. (The)	7,708
5,000	Higo Bank Ltd. (The)	27,291
700	Hikari Tsushin,Inc.	12,641
400	Hirose Electric Co. Ltd.	40,434
15,000	Hiroshima Bank Ltd. (The)	58,852
800	HIS Co. Ltd.	18,296
500	Hisamitsu Pharmaceutical Co.,Inc.	19,386
12,000	Hitachi Cable Ltd.	32,818
1,600	Hitachi Capital Corp.	21,195
1,600	Hitachi Koki Co. Ltd.	14,216
2,000	Hitachi Kokusai Electric,Inc.	16,063
1,000	Hitachi Medical Corp.	8,124
1,200	Hitachi Transport System Ltd.	17,364
33,500	Hitachi Zosen Corp.	47,548
7,000	Hokkoku Bank Ltd. (The)	27,464
5,000	Hokuetsu Bank Ltd. (The)	8,251
3,500	Hokuetsu Kishu Paper Co. Ltd.	17,205
600	Horiba Ltd.	16,167
1,600	Hoshizaki Electric Co. Ltd.	27,990
3,700	Hosiden Corp.	39,365
1,700	House Foods Corp.	24,796
7,000	Hyakugo Bank Ltd. (The)	30,695
8,000	Hyakujushi Bank Ltd. (The)	30,002

600	IBJ Leasing Co. Ltd.	$11,272
2,100	Iino Kaiun Kaisha Ltd.	10,590
1,400	Inaba Denki Sangyo Co. Ltd.	34,637
8,100	Inabata& Co. Ltd.	37,574
4,000	Iseki& Co. Ltd.*	10,385
19,000	Ishihara Sangyo Kaisha Ltd.*	14,251
1,700	IT Holdings Corp.	20,245
2,200	ITO EN Ltd.	34,500
6,700	ITOCHU Enex Co. Ltd.	33,555
600	ITOCHU Techno-Solutions Corp.	21,809
6,000	Itoham Foods,Inc.	22,156
17,000	Iwatani Corp.	47,669
5,000	Iyo Bank Ltd. (The)	44,196
2,300	Izumi Co. Ltd.	29,752
6,000	Izumiya Co. Ltd.	26,241
10,000	J Front Retailing Co. Ltd.	45,235
18,000	Jaccs Co. Ltd.	34,272
500	Jafco Co. Ltd.	11,799
1,700	Japan Airport Terminal Co. Ltd.	26,149
1,000	Japan Aviation Electronics Industry Ltd.	6,381
700	Japan Petroleum Exploration Co. Ltd.	27,544
2,000	Japan Pulp& Paper Co. Ltd.	6,762
6,000	Japan Radio Co. Ltd.	14,678
2,400	Japan Securities Finance Co. Ltd.	14,013
3,000	Japan Steel Works Ltd. (The)	28,871
2,000	Japan Wool Textile Co. Ltd. (The)	14,932
3,000	J-Oil Mills,Inc.	8,966
2,000	Joshin Denki Co. Ltd.	19,455
8,000	Juroku Bank Ltd. (The)	27,325
3,670	JVC KENWOOD Holdings,Inc.*	12,493
600	Kadokawa Group Holdings,Inc.	12,497
2,100	Kaga Electronics Co. Ltd.	21,567
1,800	Kagome Co. Ltd.	31,904
4,000	Kagoshima Bank Ltd. (The)	24,925
1,000	Kaken Pharmaceutical Co. Ltd.	9,855
5,000	Kamigumi Co. Ltd.	39,119
3,000	Kandenko Co. Ltd.	17,759
78,000	Kanematsu Corp.*	62,106
4,000	Kansai Paint Co. Ltd.	33,833
14,000	Kansai Urban Banking Corp.	21,971
4,100	Kanto Auto Works Ltd.	30,469
2,100	Kasumi Co. Ltd.	11,074
1,700	Kato Sangyo Co. Ltd.	25,737
8,000	Kayaba Industry Co. Ltd.	31,479
14,000	Keihan Electric Railway Co. Ltd.	60,743
1,600	Keihin Corp.	28,858
6,000	Keihin Electric Express Railway Co. Ltd.	55,804
6,000	Keisei Electric Railway Co. Ltd.	36,141
4,000	Keiyo Bank Ltd. (The)	19,986
1,600	Keiyo Co. Ltd.	8,567
4,500	Kewpie Corp.	53,848
4,000	Kikkoman Corp.	42,280
300	Kintetsu World Express,Inc.	7,419
800	Kissei Pharmaceutical Co. Ltd.	15,269
3,000	Kitz Corp.	15,024
17,000	Kiyo Holdings,Inc.	22,559
400	Kobayashi Pharmaceutical Co. Ltd.	16,824
1,400	Kohnan Shoji Co. Ltd.	15,137
3,000	Koito Manufacturing Co. Ltd.	43,688
2,400	Kojima Co. Ltd.	14,069
5,400	Kokuyo Co. Ltd.	43,494
1,300	Komeri Co. Ltd.	30,527
2,400	Komori Corp.	24,759
3,100	Konami Corp.	47,649
600	Kose Corp.	13,889
1,600	K’s Holdings Corp.	35,135
33,000	Kumagai Gumi Co. Ltd.*	22,467
12,000	Kurabo Industries Ltd.	19,109
4,000	KUREHA Corp.	20,032
8,000	Kurimoto Ltd.*	10,709
1,600	Kurita Water Industries Ltd.	44,366
1,200	Kuroda Electric Co. Ltd.	16,852
1,200	Kyoei Steel Ltd.	20,120
1,000	Kyorin Holdings,Inc.	13,940
3,700	Kyowa Exeo Corp.	34,242
4,000	Kyudenko Corp.	21,879
800	Lintec Corp.	15,426
8,000	Lion Corp.	40,434
500	Mabuchi Motor Co. Ltd.	25,069
500	Macnica,Inc.	10,922
14,000	Maeda Corp.	37,318
3,000	Maeda Road Construction Co. Ltd.	24,163
3,000	Makino Milling Machine Co. Ltd.*	18,001
700	Mars Engineering Corp.	12,124
5,000	Marudai Food Co. Ltd.	14,713
2,000	Maruetsu,Inc. (The)	7,201
38,000	Maruha Nichiro Holdings,Inc.	60,512
1,900	Maruichi Steel Tube Ltd.	37,754
300	Matsuda Sangyo Co. Ltd.	4,698
2,000	Matsui Securities Co. Ltd.	11,793
800	Matsumotokiyoshi Holdings Co. Ltd.	17,798
1,000	Max Co. Ltd.	11,897
4,000	Meidensha Corp.	12,416
1,300	Meitec Corp.	21,842
3,000	Mie Bank Ltd. (The)	8,689
2,100	Mikuni Coca-Cola Bottling Co. Ltd.	17,351
400	Mimasu Semiconductor Industry Co. Ltd.	4,685
6,000	Minato Bank Ltd. (The)	8,931
10,000	Minebea Co. Ltd.	55,044
800	Ministop Co. Ltd.	11,050
600	Miraca Holdings,Inc.	17,808
7,600	Misawa Homes Co. Ltd.*	37,097
600	MISUMI Group,Inc.	11,507
2,000	Mitsuba Corp.*	9,993
3,000	Mitsubishi Logistics Corp.	34,341
21,000	Mitsubishi Paper Mills Ltd.*	24,233
8,000	Mitsubishi Steel Manufacturing Co. Ltd.	16,709
960	Mitsubishi UFJ Lease& Finance Co. Ltd.	33,676
24,000	Mitsui Engineering& Shipbuilding Co. Ltd.	49,851
1,000	Mitsui Home Co. Ltd.	4,835
29,000	Mitsui Mining& Smelting Co. Ltd.	78,976
3,000	Mitsui-Soko Co. Ltd.	10,524
2,900	Mitsumi Electric Co. Ltd.	48,322
500	Miura Co. Ltd.	11,759
6,000	Mizuho Investors Securities Co. Ltd.*	6,093
6,000	Mizuho Securities Co. Ltd.	13,570
19,000	Mizuho Trust& Banking Co. Ltd.*	16,005
4,000	Mizuno Corp.	18,001
2,000	Mochida Pharmaceutical Co. Ltd.	20,032
21	Monex Group,Inc.	8,663
3,200	Mori Seiki Co. Ltd.	31,350
7,000	Morinaga& Co. Ltd.	15,994
13,000	Morinaga Milk Industry Co. Ltd.	49,354
800	Musashi Seimitsu Industry Co. Ltd.	16,506

800	Musashino Bank Ltd. (The)	$22,497
1,000	Nabtesco Corp.	15,786
7,000	Nachi-Fujikoshi Corp.	20,759
3,000	Nagase& Co. Ltd.	32,887
17,000	Nakayama Steel Works Ltd.*	24,913
5,000	Nanto Bank Ltd. (The)	25,964
600	NEC Fielding Ltd.	6,896
800	NEC Networks& System Integration Corp.	10,385
16	NET One Systems Co. Ltd.	19,589
3,000	NGK Spark Plug Co. Ltd.	38,668
5,000	NHK Spring Co. Ltd.	45,811
3,000	Nichias Corp.	12,220
1,900	Nichicon Corp.	24,556
1,200	Nichii Gakkan Co.	10,330
13,000	Nichirei Corp.	55,954
1,000	Nidec Sankyo Corp.	8,193
1,200	Nifco,Inc.	27,224
700	Nihon Kohden Corp.	12,892
1,000	Nihon Parkerizing Co. Ltd.	12,832
3,600	Nihon Unisys Ltd.	25,590
3,000	Nippo Corp.	20,840
4,000	Nippon Chemi-Con Corp.*	19,802
8,500	Nippon Coke& Engineering Co. Ltd.	12,457
2,000	Nippon Denko Co. Ltd.	11,862
2,000	Nippon Densetsu Kogyo Co. Ltd.	19,802
4,000	Nippon Flour Mills Co. Ltd.	20,771
3,000	Nippon Kayaku Co. Ltd.	26,933
1,000	Nippon Konpo Unyu Soko Co. Ltd.	11,886
43,000	Nippon Light Metal Co. Ltd.*	63,016
8,000	Nippon Metal Industry Co. Ltd.	10,709
4,000	Nippon Paint Co. Ltd.	23,448
3,000	Nippon Road Co. Ltd. (The)	6,508
1,000	Nippon Seiki Co. Ltd.	10,962
1,000	Nippon Shinyaku Co. Ltd.	12,220
4,000	Nippon Shokubai Co. Ltd.	41,403
4,000	Nippon Soda Co. Ltd.	14,170
14,700	Nippon Suisan Kaisha Ltd.	49,871
7,500	Nippon Yakin Kogyo Co. Ltd.*	23,886
1,200	Nipro Corp.	23,291
36,000	Nishimatsu Construction Co. Ltd.	44,450
500	Nishimatsuya Chain Co. Ltd.	4,656
21,000	Nishi-Nippon City Bank Ltd. (The)	61,067
9,000	Nishi-Nippon Railroad Co. Ltd.	37,387
3,000	Nissan Chemical Industries Ltd.	35,553
2,000	Nissan Shatai Co. Ltd.	14,170
3,400	Nissen Holdings Co. Ltd.	12,476
500	Nissha Printing Co. Ltd.	13,518
5,000	Nisshin Oillio Group Ltd. (The)	24,925
4,000	Nisshinbo Holdings,Inc.	41,265
1,800	Nissin Kogyo Co. Ltd.	26,150
200	Nitori Co. Ltd.	17,194
2,000	Nittetsu Mining Co. Ltd.	6,831
7,000	Nitto Boseki Co. Ltd.	16,074
5,000	NOF Corp.	20,540
2,100	Nomura Real Estate Holdings,Inc.	25,784
4,000	Noritake Co. Ltd.	14,263
1,400	Noritsu Koki Co. Ltd.	9,548
1,600	Noritz Corp.	28,950
500	NS Solutions Corp.	9,243
31	NTT Urban Development Corp.	25,076
70	OBIC Co. Ltd.	13,174
12,000	Ogaki Kyoritsu Bank Ltd. (The)	38,080
5,000	Oita Bank Ltd. (The)	15,636
3,000	Okamura Corp.	17,378
3,000	Okasan Securities Group,Inc.	11,320
67,000	Oki Electric Industry Co. Ltd.*	53,346
500	Okinawa Electric Power Co.,Inc. (The)	25,531
4,000	OKUMA Corp.*	24,002
7,000	Okumura Corp.	24,960
1,000	Okuwa Co. Ltd.	9,393
6,000	Onward Holdings Co. Ltd.	45,003
31,000	Orient Corp.*	23,610
500	Osaka Steel Co. Ltd.	7,720
200	Osaka Titanium Technologies Co.	8,539
1,900	OSG Corp.	20,938
400	Otsuka Corp.	26,033
4,000	Pacific Metals Co. Ltd.	28,664
2,000	PanaHome Corp.	12,232
2,200	Parco Co. Ltd.	15,968
1,300	Paris Miki Holdings,Inc.	10,351
1,700	Park24 Co. Ltd.	18,185
29,500	Penta-Ocean Construction Co. Ltd.	40,509
8	PGM Holdings K K	4,893
24,100	Pioneer Corp.*	87,879
500	Plenus Co. Ltd.	7,726
7,000	Press Kogyo Co. Ltd.*	20,194
17,000	Prima Meat Packers Ltd.	19,028
7,000	Rengo Co. Ltd.	45,154
1,300	Resorttrust,Inc.	18,615
400	Ricoh Leasing Co. Ltd.	9,587
3,000	Riken Corp.	10,420
500	Rinnai Corp.	26,742
1,000	Rohto Pharmaceutical Co. Ltd.	12,243
1,500	Roland Corp.	17,724
1,700	Round One Corp.	7,631
6,000	Ryobi Ltd.*	19,663
3,000	Ryoden Trading Co. Ltd.	17,067
600	Ryohin Keikaku Co. Ltd.	22,086
1,900	Ryosan Co. Ltd.	48,344
2,100	Ryoyo Electro Corp.	22,367
5,000	Saibu Gas Co. Ltd.	13,848
3,000	Sakai Chemical Industry Co. Ltd.	12,047
200	San-A Co. Ltd.	7,327
2,000	San-Ai Oil Co. Ltd.	7,731
6,000	Sanden Corp.	19,663
800	Sangetsu Co. Ltd.	17,549
5,000	San-in Godo Bank Ltd. (The)	36,637
7,000	Sanken Electric Co. Ltd.*	27,383
3,000	Sanki Engineering Co. Ltd.	23,679
20,000	Sankyo-Tateyama Holdings,Inc.*	24,002
7,000	Sankyu,Inc.	29,483
2,500	Sanshin Electronics Co. Ltd.	21,088
1,200	Santen Pharmaceutical Co. Ltd.	40,046
13,000	Sanwa Holdings Corp.	41,703
2,000	Sanyo Chemical Industries Ltd.	13,847
3,000	Sanyo Shokai Ltd.	11,943
5,000	Sanyo Special Steel Co. Ltd.*	25,790
6,200	Sapporo Hokuyo Holdings,Inc.	29,333
8,000	Sapporo Holdings Ltd.	38,403
8,000	Seiko Holdings Corp.*	25,110
9,000	Seino Holdings Co. Ltd.	60,340
3,000	Senko Co. Ltd.	9,381
2,400	Senshukai Co. Ltd.	13,820
121,210	SFCG Co. Ltd.*	0

5,000	Shiga Bank Ltd. (The)	$30,406
4,000	Shikoku Bank Ltd. (The)	12,739
700	Shima Seiki Manufacturing Ltd.	15,396
1,600	Shimachu Co. Ltd.	29,153
5,000	Shimadzu Corp.	38,195
400	Shimamura Co. Ltd.	36,141
1,200	Shimano,Inc.	60,790
1,600	Shin-Etsu Polymer Co. Ltd.	9,435
1,700	Shinko Electric Industries Co. Ltd.	22,422
1,700	Shinko Shoji Co. Ltd.	14,948
5,000	Shinmaywa Industries Ltd.	18,405
3,000	Shinwa Kaiun Kaisha Ltd.	7,928
1,000	Shizuoka Gas Co. Ltd.	6,704
4,800	Showa Corp.*	26,697
3,000	Showa Sangyo Co. Ltd.	9,278
2,000	Sinanen Co. Ltd.	8,285
1,900	Sintokogio Ltd.	14,339
16	SKY Perfect JSAT Holdings,Inc.	5,640
2,100	Sohgo Security Services Co. Ltd.	21,179
8	Sony Financial Holdings,Inc.	28,941
6,000	Sotetsu Holdings,Inc.	27,556
800	Square Enix Holdings Co. Ltd.	15,389
3,200	Stanley Electric Co. Ltd.	55,279
1,600	Star Micronics Co. Ltd.	16,967
300	Sugi Holdings Co. Ltd.	6,553
6,000	Sumikin Bussan Corp.	12,878
800	Sumisho Computer Systems Corp.	12,259
6,000	Sumitomo Bakelite Co. Ltd.	31,225
29,000	Sumitomo Light Metal Industries Ltd.*	30,118
25,000	Sumitomo Osaka Cement Co. Ltd.	46,734
170	Sumitomo Real Estate Sales Co. Ltd.	6,954
4,000	Sumitomo Warehouse Co. Ltd. (The)	19,155
300	Sundrug Co. Ltd.	7,744
4,000	Suruga Bank Ltd.	35,957
16,000	SWCC Showa Holdings Co. Ltd.*	14,955
100	Sysmex Corp.	5,735
1,700	Tachi-S Co. Ltd.	17,439
4,000	Tadano Ltd.	19,617
2,000	Taihei Kogyo Co. Ltd.	7,270
1,200	Taikisha Ltd.	18,957
6,000	Taiyo Nippon Sanso Corp.	52,412
3,000	Taiyo Yuden Co. Ltd.	38,288
300	Takamatsu Construction Group Co. Ltd.	3,649
4,000	Takara Holdings,Inc.	21,556
2,000	Takara Standard Co. Ltd.	12,855
2,000	Takasago International Corp.	9,116
3,200	Takasago Thermal Engineering Co. Ltd.	27,473
1,600	Takata Corp.	31,553
5	T-Gaia Corp.	8,470
2,900	THK Co. Ltd.	57,124
14,000	Toa Corp.	14,216
6,000	Toagosei Co. Ltd.	26,517
2,000	Tochigi Bank Ltd. (The)	8,216
14,000	Toda Corp.	44,910
3,000	Toei Co. Ltd.	12,878
6,000	Toho Bank Ltd. (The)	17,586
2,900	Toho Co. Ltd.	47,720
3,600	Toho Holdings Co. Ltd.	53,671
3,000	Toho Zinc Co. Ltd.	10,905
4,000	Tokai Carbon Co. Ltd.	21,048
1,500	Tokai Rika Co. Ltd.	25,392
1,300	Tokai Rubber Industries,Inc.	15,451
5,000	Tokai Tokyo Financial Holdings,Inc.	18,117
390	Token Corp.	11,278
8,000	Tokuyama Corp.	40,065
5,000	Tokyo Dome Corp.	13,213
1,300	Tokyo Ohka Kogyo Co. Ltd.	22,262
1,200	Tokyo Seimitsu Co. Ltd.*	16,257
5,200	Tokyo Steel Manufacturing Co. Ltd.	62,045
2,000	Tokyo Style Co. Ltd.	15,670
14,000	Tokyo Tatemono Co. Ltd.	45,558
1,500	Tokyo Tomin Bank Ltd. (The)	16,392
7,500	Tomony Holdings,Inc.*	27,348
1,800	Tomy Co. Ltd.	14,311
1,700	Topcon Corp.	8,278
1,400	Toppan Forms Co. Ltd.	13,457
800	Topre Corp.	5,733
17,000	Topy Industries Ltd.	38,253
2,000	Toshiba Machine Co. Ltd.	7,247
1,000	Toshiba Plant Systems& Services Corp.	11,862
6,000	Toshiba TEC Corp.	21,809
8,000	TOTO Ltd.	54,374
4,000	Toyo Engineering Corp.	12,509
5,000	Toyo Ink Manufacturing Co. Ltd.	19,271
1,000	Toyo Kohan Co. Ltd.	5,700
1,000	Toyo Suisan Kaisha Ltd.	21,544
15,000	Toyo Tire& Rubber Co. Ltd.	34,791
32,000	Toyobo Co. Ltd.	54,650
1,800	transcosmos,Inc.	16,367
1,400	Trend Micro,Inc.	41,195
700	Trusco Nakayama Corp.	10,452
1,500	TS Tech Co. Ltd.	23,592
5,000	Tsubakimoto Chain Co.	20,886
500	Tsumura& Co.	14,995
200	Tsuruha Holdings,Inc.	7,685
6	TV Asahi Corp.	8,481
300	TV Tokyo Corp.	5,726
1,200	Ulvac,Inc.	23,540
300	Unicharm Corp.	35,587
800	Unipres Corp.	13,376
24,000	Unitika Ltd.*	20,771
2,000	Ushio,Inc.	33,879
440	USS Co. Ltd.	33,003
2,100	Valor Co. Ltd.	16,454
3,000	Wacoal Holdings Corp.	39,153
600	Xebio Co. Ltd.	11,867
2,100	Yakult Honsha Co. Ltd.	60,556
3,000	Yamagata Bank Ltd. (The)	14,020
4,000	Yamaguchi Financial Group,Inc.	37,387
5,000	Yamanashi Chuo Bank Ltd. (The)	20,136
1,500	Yamatake Corp.	38,218
1,200	Yamato Kogyo Co. Ltd.	29,190
4,000	Yamazen Corp.	16,847
200	Yaoko Co. Ltd.	5,737
5,000	Yaskawa Electric Corp.	37,561
6,000	Yodogawa Steel Works Ltd.	25,133
6,400	Yokogawa Electric Corp.	37,812
2,000	Yokohama Reito Co. Ltd.	14,354
14,000	Yokohama Rubber Co. Ltd. (The)	74,638
1,500	Yonekyu Corp.	13,103
12	Yoshinoya Holdings Co. Ltd.	13,723
22,000	Yuasa Trading Co. Ltd.*	20,817
400	Yusen Air& Sea Service Co. Ltd.	5,899
1,800	Zensho Co. Ltd.	16,721

6,000	Zeon Corp.	$43,065
		12,174,493
	Jersey Island - 0.7%
9,911	Atrium European Real Estate Ltd.	51,003
20,429	Beazley PLC	38,393
4,702	Charter International PLC	53,167
14,775	Informa PLC	90,798
421	Randgold Resources Ltd.	37,779
18,844	Regus PLC	22,089
		293,229
	Liechtenstein - 0.1%
253	Liechtensteinische Landesbank AG	16,988
179	Verwaltungs- und Privat-Bank AG	23,182
		40,170
	Luxembourg - 0.1%
12,253	Colt Group SA*	24,736
2,845	GAGFAH SA	23,165
		47,901
	Malaysia - 0.0%
3,500	Parkson Retail Group Ltd.	6,013

	Netherlands - 2.7%
3,030	Aalberts Industries NV	45,139
1,254	AMG Advanced Metallurgical Group NV*	11,526
970	Arcadis NV	18,785
1,184	ASM International NV*	30,071
6,164	Brit Insurance Holdings NV	96,534
2,737	CSM NV	79,374
2,178	Draka Holding NV*	33,170
1,225	Eurocommercial Properties NV REIT	46,258
803	Exact Holding NV	18,663
1,300	Fugro NV CVA	68,618
1,320	Gemalto NV	54,170
3,033	Heijmans NV CVA*	48,049
2,211	Imtech NV	61,571
1,584	Koninklijke Boskalis Westminster NV	65,387
700	Koninklijke Vopak NV	28,439
12,145	Koninklijke Wessanen NV*	45,506
757	Macintosh Retail Group NV	14,793
2,709	Mediq NV	49,992
1,281	Nieuwe Steen Investments Funds NV REIT	23,515
2,485	QIAGEN NV*	46,150
722	Sligro Food Group NV	20,506
575	Telegraaf Media Groep NV	10,862
953	Ten Cate NV	25,434
1,052	TKH Group NV	20,832
1,811	TomTom NV*	10,905
4,290	USG People NV*	65,866
1,183	Vastned Offices/Industrial NV REIT	16,953
786	Vastned Retail NV REIT	45,286
2,217	Wavin NV*	31,771
725	Wereldhave NV REIT	59,686
		1,193,811
	New Zealand - 0.5%
12,934	Air New Zealand Ltd.	10,399
23,553	Auckland International Airport Ltd.	33,780
9,499	Contact Energy Ltd.*	39,219
55,620	Fisher& Paykel Appliances Holdings Ltd.*	21,353
8,519	Fisher& Paykel Healthcare Corp. Ltd.	18,636
28,562	Kiwi Income Property Trust REIT	19,654
8,021	Nuplex Industries Ltd.	17,140
18,356	Sky City Entertainment Group Ltd.	40,288
3,955	Sky Network Television Ltd.	13,837
6,460	Warehouse Group Ltd. (The)	16,518
		230,824
	Norway - 1.3%
1,792	Acergy SA	29,432
2,690	Atea ASA	18,868
1,966	Cermaq ASA*	17,966
1,344	DOF ASA*	9,715
2,240	EDB Business Partner ASA*	5,680
553	Fred. Olsen Energy ASA	16,281
336	Leroy Seafood Group ASA	6,888
48,180	Marine Harvest ASA	36,325
53,784	Norske Skogindustrier ASA*	65,976
5,623	Petroleum Geo-Services ASA*	50,459
7,627	Prosafe SE	35,389
16,296	Renewable Energy Corp. ASA*	44,863
1,495	Schibsted ASA	33,478
3,867	Sparebanken 1 SMN	28,907
3,925	Sparebanken 1 SR Bank	31,797
1,601	Stolt-Nielsen SA	24,714
2,578	Subsea 7,Inc.*	43,976
1,278	TGS Nopec Geophysical Co. ASA	16,929
4,264	Veidekke ASA	28,154
1,120	Wilh Wilhelmsen Holding ASA, Class A	20,470
		566,267
	Portugal - 0.4%
8,978	Banif SGPS SA	10,176
4,301	Mota-Engil SGPS SA	12,103
7,590	Portucel Empresa Produtora de Pasta e Papel SA	21,764
6,102	Redes Energeticas Nacionais SA	20,908
2,258	Semapa-Sociedade de Investimento e Gestao SGPS SA	22,328
7,974	Sonae Industria SGPS SA*	24,360
6,294	Sonaecom SGPS SA*	12,234
14,339	Teixeira Duarte - Engenharia Construcoes SA*	18,494
9,795	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	40,644
		183,011
	Singapore - 2.1%
22,000	Allgreen Properties Ltd.	18,933
32,000	Ascendas REIT	49,899
53,000	CapitaCommercial Trust REIT	51,458
43,000	CapitaMall Trust REIT	60,410
67,000	ComfortDelGro Corp. Ltd.	78,849
21,000	Cosco Corp. Singapore Ltd.	25,332
35,000	Fortune REIT	16,451
4,000	Guocoland Ltd.	6,384
3,000	Haw Par Corp. Ltd.	13,063
3,000	Hong Leong Asia Ltd.	7,878
5,000	Hotel Properties Ltd.	10,481
5,000	Indofood Agri Resources Ltd.*	8,532
22,000	Jaya Holdings Ltd.*	10,599
13,000	Keppel Land Ltd.	38,630
7,000	K-REIT Asia REIT	6,127
14,000	M1 Ltd.	21,831
34,000	Mapletree Logistics Trust REIT	22,007
22,300	Olam International Ltd.	46,091
8,000	Parkway Holdings Ltd.	23,184
50,000	People’s Food Holdings Ltd.	24,641
8,000	SembCorp Marine Ltd.	23,537

4,000	SIA Engineering Co.	$12,092
17,000	Singapore Airport Terminal Services Ltd.	36,512
7,000	Singapore Exchange Ltd.	39,440
2,000	Singapore Land Ltd.	9,812
35,000	Singapore Post Ltd.	29,348
14,000	SMRT Corp. Ltd.	22,861
7,000	STATS ChipPAC Ltd.*	5,921
50,000	Suntec REIT	52,591
17,000	UOL Group Ltd.	49,392
10,000	Venture Corp. Ltd.	67,302
6,000	Wheelock Properties Singapore Ltd.	8,341
18,000	Wing Tai Holdings Ltd.	23,831
		921,760
	South Korea - 7.2%
33	Amorepacific Corp.	26,945
7,970	Asiana Airlines*	59,350
6,150	Busan Bank	66,278
1,207	Cheil Industries, Inc.	92,636
1,325	Cheil Worldwide, Inc.	13,608
130	Cj Cheiljedang Corp.	25,987
4,710	Daegu Bank Ltd.	60,713
2,900	Daekyo Co. Ltd.	12,967
1,990	Daesang Corp.*	14,853
1,860	Daewoo International Corp.	52,353
5,940	Daewoo Motor Sales*	18,677
3,000	Daewoo Securities Co. Ltd.	58,449
950	Daishin Securities Co. Ltd.	7,508
2,210	Daishin Securities Co. Ltd.	27,460
2,160	Dongbu Corp.	11,685
3,480	Dongbu Hitek Co. Ltd.*	26,503
2,760	Dongbu Insurance Co. Ltd.	85,850
4,030	Dongbu Steel Co. Ltd.	34,915
3,650	Doosan Engineering & Construction Co. Ltd.	13,158
2,380	Doosan Infracore Co. Ltd.*	42,749
338	E1 Corp.	14,799
62	Glovis Co. Ltd.	7,153
1,200	Halla Climate Control Corp.	17,547
299	Hanil Cement Co. Ltd.	13,496
1,420	Hanjin Heavy Industries & Construction Co. Ltd.	33,967
5,260	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	52,463
8,170	Hanjin Shipping Holdings Co. Ltd.*	117,743
2,800	Hankook Tire Co. Ltd.	63,546
3,000	Hansol Paper Co.	38,163
490	Hite Holdings Co. Ltd.	8,739
656	Hyundai Department Store Co. Ltd.	65,430
2,640	Hyundai Development Co.	60,585
840	Hyundai Hysco	13,313
2,860	Hyundai Marine & Fire Insurance Co. Ltd.	58,744
522	Hyundai Mipo Dockyard	71,478
4,870	Hyundai Securities Co.	55,983
4,090	Kangwon Land, Inc.	68,450
1,430	Keangnam Enterprises Ltd.*	9,464
1,140	Kolon Corp.	32,618
2,650	Kolon Engineering & Construction Co. Ltd.	8,937
1,680	Korea Investment Holdings Co. Ltd.	47,997
842	Korea Line Corp.*	37,720
78	Korea Plant Service & Engineering Co. Ltd.	4,167
319	Korea Zinc Co. Ltd.	63,499
3,589	Korean Reinsurance Co.	35,493
1,240	KP Chemical Corp.	11,949
10,520	Kumho Industrial Co. Ltd.*	29,700
6,400	Kumho Tire Co., Inc.*	26,129
680	Kyeryong Construction Industrial Co. Ltd.	8,133
73	LG Household & Health Care Ltd.	22,985
105	LG Innotek Co. Ltd.	14,200
2,170	LIG Insurance Co. Ltd.	46,864
52	Lotte Chilsung Beverage Co. Ltd.	34,415
22	Lotte Confectionery Co. Ltd.	25,085
104	LS Industrial Systems Co. Ltd.	7,736
3,020	Meritz Fire & Marine Insurance Co. Ltd.	18,686
248	Mirae Asset Securities Co. Ltd.	12,242
235	NHN Corp.*	36,549
154	Nong Shim Co. Ltd.	29,224
338	OCI Co. Ltd.	79,138
86	Orion Corp./Republic of South Korea	25,878
225	Ottogi Corp.	28,527
393	Pacific Corp.	49,994
1,130	S&T Dynamics Co. Ltd.	18,339
470	S1 Corp./Korea	23,796
259	Samchully Co. Ltd.	21,761
613	Samsung Electro-Mechanics Co. Ltd.	70,727
331	Samsung Engineering Co. Ltd.	34,553
330	Samsung Fine Chemicals Co. Ltd.	18,633
1,383	Samsung Securities Co. Ltd.	70,140
709	Samsung Techwin Co. Ltd.	65,921
560	Samyang Corp.	27,691
2,310	Seah Besteel Corp.	41,394
181	Sindoh Co. Ltd.	7,558
1,290	SK Chemicals Co. Ltd.	72,510
760	SK Gas Co. Ltd.	25,760
690	SKC Co. Ltd.	16,155
4,240	Ssangyong Cement Industrial Co. Ltd.*	18,421
4,080	Ssangyong Motor Co.*	48,281
1,090	STX Engine Co. Ltd.	24,876
810	STX Pan Ocean Co. Ltd.	8,216
37	Taekwang Industrial Co. Ltd.	22,830
2,950	Taeyoung Engineering & Construction	11,819
3,980	Taihan Electric Wire Co. Ltd.*	36,164
14,700	Tong Yang Major Corp.*	28,578
4,600	Tong Yang Securities, Inc.	41,992
1,180	Woongjin Coway Co. Ltd.	41,691
410	Woongjin Holdings Co. Ltd.*	4,089
4,470	Woori Investment & Securities Co. Ltd.	70,277
24	Young Poong Corp.	12,172
120	Yuhan Corp.	16,077
		3,161,993
	Spain - 1.5%
1,048	Abengoa SA	27,518
761	Almirall SA	7,208
3,090	Antena 3 de Television SA	22,503
5,100	Banco de Valencia SA	30,630
3,835	Banco Pastor SA	20,110
1,686	Bolsas y Mercados Espanoles	43,491
1,644	Campofrio Food Group SA	15,592
593	Codere SA*	5,369
43	Construcciones y Auxiliar de Ferrocarriles SA	19,358
612	Corporacion Financiera Alba SA	25,195
3,011	Ebro Foods SA	52,565
4,107	Ferrovial SA	36,020
1,521	Grifols SA	16,948
1,597	Grupo Catalana Occidente SA	30,002

6,275	Grupo Empresarial Ence SA*	$21,460
3,539	Indra Sistemas SA	57,817
10,375	NH Hoteles SA*	42,037
2,423	Obrascon Huarte Lain SA	63,354
403	Pescanova SA	10,595
515	Prosegur Cia de Seguridad SA	25,315
2,809	Sol Melia SA	23,476
4,639	SOS Corp. Alimentaria SA*	10,395
298	Tecnicas Reunidas SA	15,436
5,378	Tubos Reunidos SA*	13,593
		635,987
	Sweden - 2.6%
590	AarhusKarlshamn AB	12,445
1,004	Axfood AB	28,608
3,335	Billerud AB	21,542
598	Cardo AB	17,453
4,499	Castellum AB	46,547
428	Clas Ohlson AB, Class B	6,616
14,716	Eniro AB*	19,235
7,351	Fabege AB	51,347
3,351	Getinge AB, Class B	74,068
1,192	Hakon Invest AB	18,482
3,403	Hexagon AB, Class B	57,048
889	Hoganas AB, Class B	24,531
3,148	Hufvudstaden AB, Class A	26,931
2,902	Husqvarna AB, Class A	20,471
8,459	Husqvarna AB, Class B	59,671
876	Intrum Justitia AB	10,057
1,724	JM AB	28,079
4,216	Kinnevik Investment AB, Class B	79,075
7,158	Kungsleden AB	50,741
2,815	Lindab International AB*	33,875
4,886	Lundin Petroleum AB*	27,195
4,050	Meda AB, Class A	32,435
802	Modern Times Group AB, Class B	50,207
9,038	Niscayah Group AB	13,814
3,898	Nobia AB*	22,914
1,008	Oresund Investment AB	16,208
25,079	PA Resources AB*	18,789
8,033	Peab AB	49,000
2,014	Saab AB, Class B	26,130
2,727	Swedish Match AB	64,311
12,035	Trelleborg AB, Class B	87,643
978	Wallenstam AB, Class B	18,905
929	Wihlborgs Fastigheter AB	20,816
		1,135,189
	Switzerland - 3.8%
483	Actelion Ltd.*	19,450
1,508	AFG Arbonia-Forster Holding AG*	34,232
117	Allreal Holding AG	13,665
1,663	Aryzta AG	67,712
835	Bank Sarasin & Cie AG, Class B	30,806
61	Banque Cantonale Vaudoise	27,111
41	Barry Callebaut AG*	25,805
459	Basler Kantonalbank	61,420
300	Bb Biotech AG	16,057
578	Bobst Group AG*	21,822
328	Bucher Industries AG	39,156
496	Charles Voegele Holding AG*	20,433
69	Compagnie Financiere Tradition SA	6,951
263	Daetwyler Holding AG	17,093
429	Dufry Group*	34,852
965	EFG International AG	11,345
99	Emmi AG	15,121
359	Ems-Chemie Holding AG	55,587
62	Flughafen Zuerich AG	20,237
94	Forbo Holding AG	44,788
71	Galenica AG	28,400
198	Georg Fischer AG*	77,781
88	Kaba Holding AG, Class B	25,107
692	Kudelski SA	20,305
111	Kuoni Reisen Holding AG, Class B	34,401
1	Lindt & Spruengli AG	24,378
11	Lindt & Spruengli AG, PC	24,644
3,205	Logitech International SA*	50,147
966	Lonza Group AG	74,695
7	Metall Zug AG, Class B	18,934
1,949	Nobel Biocare Holding AG	32,674
24,186	OC Oerlikon Corp. AG*	99,401
879	Panalpina Welttransport Holding AG*	78,931
77	Partners Group Holding AG	10,819
764	PSP Swiss Property AG*	50,203
203	Rieter Holding AG*	62,234
1,754	Schmolz + Bickenbach AG*	51,467
24	Sika AG	44,984
367	Sonova Holding AG	44,338
37	St. Galler Kantonalbank AG	17,081
56	Straumann Holding AG	12,220
744	Sulzer AG	76,800
350	Swiss Prime Site AG*	21,845
171	Valiant Holding	33,113
138	Valora Holding AG	34,822
910	Vontobel Holding AG	27,093
		1,660,460
	Taiwan - 0.0%
13,000	Uni-President China Holdings Ltd.	7,249

	United Kingdom - 13.2%
26,895	Aberdeen Asset Management PLC	59,137
2,676	Admiral Group PLC	60,683
37,457	Aegis Group PLC	68,751
3,389	Aggreko PLC	81,311
10,968	ARM Holdings PLC	56,375
4,540	Ashmore Group PLC	20,072
45,618	Ashtead Group PLC	69,299
1,816	Autonomy Corp. PLC*	46,785
6,763	Babcock International Group PLC	58,677
22,853	BBA Aviation PLC	70,148
6,914	Bellway PLC	62,748
3,899	Berkeley Group Holdings PLC (The)*	49,460
17,386	Bodycote PLC	64,558
7,913	Bovis Homes Group PLC*	42,606
6,530	Britvic PLC	49,088
6,853	BSS Group PLC	48,017
6,532	Burberry Group PLC	86,083
7,103	Cairn Energy PLC*	51,927
18,923	Carillion PLC	89,203
1,383	Carpetright PLC	16,028
226,528	Cattles PLC*	0
30,138	Chaucer Holdings PLC	21,830
396	Chemring Group PLC	17,911
5,671	Chesnara PLC	19,095
6,809	Close Brothers Group PLC	71,660
19,821	Cobham PLC	73,724

8,791	Computacenter PLC	$37,737
9,447	Cookson Group PLC*	65,690
2,252	Croda International PLC	45,531
3,605	CSR PLC*	19,286
7,745	Daily Mail & General Trust PLC, Class A	58,840
9,595	Dairy Crest Group PLC	57,958
2,088	Dana Petroleum PLC*	55,950
10,800	Davis Service Group PLC (The)	63,258
5,384	De La Rue PLC	61,848
70,069	Debenhams PLC*	67,487
1,840	Derwent London PLC REIT	38,643
37,417	Dimension Data Holdings PLC	72,076
35,577	DS Smith PLC	79,787
23,685	Electrocomponents PLC	83,460
1,889	Enquest PLC*	3,461
838	Euromoney Institutional Investor PLC	7,940
53,654	F&C Asset Management PLC	42,434
5,824	Fenner PLC	20,075
1,334	Ferrexpo PLC	5,783
8,024	Filtrona PLC	30,059
1,432	Forth Ports PLC	28,527
784	Fresnillo PLC	12,659
20,288	Galiform PLC*	22,797
6,558	Galliford Try PLC	31,633
25,740	Game Group PLC	28,843
34,000	Genting Singapore PLC*	31,761
2,630	Go-Ahead Group PLC	45,966
5,964	Great Portland Estates PLC REIT	28,142
9,595	Greene King PLC	66,568
3,661	Greggs PLC	25,485
5,852	Halfords Group PLC	44,083
8,263	Halma PLC	35,910
1,095	Hargreaves Lansdown PLC	6,216
5,604	Headlam Group PLC	22,379
28,806	Henderson Group PLC	59,008
10,528	Hiscox Ltd.	58,697
50,528	HMV Group PLC	47,677
959	Homeserve PLC*	32,711
4,126	Hunting PLC	33,601
5,285	IG Group Holdings PLC	39,216
9,455	IMI PLC	105,651
4,722	Inmarsat PLC	54,502
14,904	Intermediate Capital Group PLC	61,994
13,188	Interserve PLC	40,894
1,942	Intertek Group PLC	47,962
13,539	Invensys PLC	56,613
4,217	Jardine Lloyd Thompson Group PLC	38,998
4,625	JD Wetherspoon PLC	31,609
95,382	JJB Sports PLC*	17,925
8,366	John Wood Group PLC	46,866
114,929	Johnston Press PLC*	35,998
3,043	Keller Group PLC	26,163
2,774	Kier Group PLC	45,095
23,517	Laird PLC	45,190
17,869	Marshalls PLC	25,186
47,670	Marston’s PLC	71,819
5,650	Mcbride PLC	12,317
17,318	Meggitt PLC	81,148
12,114	Melrose PLC	44,261
5,770	Michael Page International PLC	35,034
5,876	Millennium & Copthorne Hotels PLC	44,696
10,814	Misys PLC*	42,695
10,384	Mitie Group PLC	33,956
10,285	Morgan Crucible Co. PLC	34,631
3,417	Morgan Sindall Group PLC	29,245
1,965	Mothercare PLC	16,064
7,073	N Brown Group PLC	25,167
42,521	Northern Foods PLC	29,134
12,385	Northumbrian Water Group PLC	64,434
16,596	Paragon Group of Cos. PLC	35,686
2,006	Petrofac Ltd.	39,270
1,756	Petropavlovsk PLC	27,775
12,677	Premier Farnell PLC	47,509
150,754	Premier Foods PLC*	44,835
1,593	Premier Oil PLC*	36,374
4,926	Provident Financial PLC	62,218
3,741	PZ Cussons PLC	20,096
27,268	Qinetiq Group PLC	52,740
51,473	Rank Group PLC	95,848
15,699	Redrow PLC*	26,332
6,551	Restaurant Group PLC	23,494
1,350	Robert Wiseman Dairies PLC	10,656
1,085	Rotork PLC	25,658
4,966	Savills PLC	24,801
8,332	Serco Group PLC	72,225
4,248	Shaftesbury PLC REIT	26,611
14,842	Shanks Group PLC	24,290
2,737	Shire PLC	62,367
37,762	SIG PLC*	59,849
11,893	Smiths News PLC	20,768
3,161	Spectris PLC	44,777
45,791	Speedy Hire PLC	16,673
1,482	Spirax-Sarco Engineering PLC	36,230
8,549	Sports Direct International PLC*	14,727
2,253	SSL International PLC	41,671
3,407	St. James’s Place PLC	14,727
4,690	St. Modwen Properties PLC*	12,766
23,462	Stagecoach Group PLC	61,840
33,652	Trinity Mirror PLC*	56,128
7,551	Tullett Prebon PLC	40,254
3,927	Tullow Oil PLC	75,708
994	Ultra Electronics Holdings PLC	25,125
4,515	Weir Group PLC (The)	82,942
4,932	WH Smith PLC	32,804
13,795	Wincanton PLC	51,310
3,851	WS Atkins PLC	43,032
5,966	Yule Catto & Co. PLC*	19,201
		5,728,922
	Total Common Stocks and Other Equity Interests (Cost $43,151,778)	43,432,608

	Preferred Stocks - 0.4%
	Germany - 0.4%
706	Draegerwerk AG & Co. KGAA	47,644
154	Fuchs Petrolub AG	15,661
899	Hugo Boss AG	40,056
2,438	Jungheinrich AG	71,148
853	Sixt AG	17,658
		192,167
	Hong Kong - 0.0%
5,495	Fubon Bank Hong Kong Ltd.*	0

	Total Preferred Stocks (Cost $135,769)	$192,167

	Rights - 0.0%
	Austria - 0.0%
24,553	Immofinanz AG, expiring 12/31/49*	0

	France - 0.0%
387	Ingenico, expiring 08/10/10*	489

	Total Rights (Cost $0)	489

	Warrants - 0.0%
	Bermuda - 0.0%
12,510	HKC Holdings Ltd., expiring 06/09/11*	114

	Cayman Islands - 0.0%
758	Hong Kong Energy Holdings Ltd., expiring 06/09/11*	9

	France - 0.0%
3,351	Etablissements Maurel et Prom, expiring 06/30/14*	568

	Total Warrants (Cost $128)	691

	Total Investments (Cost $43,287,675)(a)-99.9%	43,625,955
	Other assets less liabilities-0.1%	44,496
	Net Assets-100.0%	$43,670,451

Investment Abbreviations:

CVA	- Dutch Certificate
PC	- Participation Certificate
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $44,059,998. The net unrealized depreciation was $434,043 which consisted of aggregate gross unrealized appreciation of $4,012,562 and aggregate gross unrealized depreciation of $4,446,605.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares FTSE RAFI Emerging Markets Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Brazil - 14.8%
355,749	Banco Bradesco SA	$6,521,475
69,258	Banco do Brasil SA	1,196,785
249,084	Banco Santander Brasil SA	3,284,780
98,385	BM&FBOVESPA SA	727,017
21,691	Bradespar SA	455,828
107,889	Brasil Telecom SA*	706,484
1	Braskem SA ADR*	15
76,609	Braskem SA, Class A*	578,296
88,810	Centrais Eletricas Brasileiras SA	1,147,450
1	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A ADR	65
18,048	Cia Brasileira de Distribuicao Grupo Pao de Acucar	589,888
3	Cia de Bebidas das Americas ADR	328
1,647	Cia de Bebidas das Americas	152,815
8,740	Cia de Bebidas das Americas (Preference)	942,335
12,964	Cia de Saneamento Basico do Estado de Sao Paulo	257,327
19,252	Cia Energetica de Minas Gerais	212,409
116,721	Cia Energetica de Minas Gerais (Preference)	1,740,282
29,821	Cia Energetica de Sao Paulo, Class B	454,625
35,108	Cia Paranaense de Energia	758,935
3	Cia Siderurgica Nacional SA ADR	50
59,682	Cia Siderurgica Nacional SA	989,244
4,828	CPFL Energia SA	111,366
7,547	EDP - Energias do Brasil SA	152,163
29,799	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	626,893
129,067	Empresa Brasileira de Aeronautica SA	838,560
9,055	Fibria Celulose SA*	142,471
14,113	Gerdau SA	149,453
71,217	Gerdau SA (Preference)	1,031,467
360,428	Itau Unibanco Holding SA	8,065,966
108,727	Itausa - Investimentos Itau SA	804,058
20,782	JBS SA	101,592
12,604	Light SA	158,477
115,470	Metalurgica Gerdau SA	2,041,277
248,062	Petroleo Brasileiro SA	4,502,271
357,647	Petroleo Brasileiro SA (Preference)	5,667,869
5,575	Souza Cruz SA	255,418
19,975	Tele Norte Leste Participacoes SA	373,555
75,100	Tele Norte Leste Participacoes SA (Preference)	1,102,648
3,343	Telecomunicacoes de Sao Paulo SA	72,266
13,235	Telemar Norte Leste SA*	345,385
21,083	Tim Participacoes SA*	83,289
53,023	Tim Participacoes SA (Preference)	151,301
29,954	Tractebel Energia SA	390,760
11,124	Ultrapar Participacoes SA	570,285
10,642	Usinas Siderurgicas de Minas Gerais SA	309,173
28,966	Usinas Siderurgicas de Minas Gerais SA, Class A	814,193
85,523	Vale SA	2,361,636
108,427	Vale SA, Class A	2,631,092
13,152	Vivo Participacoes SA	352,489
		54,923,806
	Chile - 0.9%
2,282,233	Banco de Chile	283,393
2,900,014	Banco Santander Chile	230,623
68,477	Centros Comerciales Sudamericanos SA	348,388
288,114	Empresa Nacional de Electricidad SA	473,703
29,859	Empresas Copec SA	488,352
3	Enersis SA ADR*	62
2,046,908	Enersis SA	849,201
11,482	Entel Chile SA	163,919
46,739	Saci Falabella	365,422
		3,203,063
	China - 30.3%
538,000	Air China Ltd., H-Shares*	617,300
1,662,000	Aluminum Corp. of China Ltd., H-Shares*	1,472,501
758,000	Angang Steel Co. Ltd., H-Shares	1,144,018
140,000	Anhui Conch Cement Co. Ltd., H-Shares	489,479
19,515,000	Bank of China Ltd., H-Shares	10,303,590
1,177,000	Bank of Communications Co. Ltd., H-Shares	1,306,532
1,971,000	China CITIC Bank Corp. Ltd., H-Shares	1,330,007
729,000	China Coal Energy Co., H-Shares	1,017,637
423,000	China Communications Construction Co. Ltd., H-Shares	399,283
5,433,000	China Construction Bank Corp., H-Shares	4,610,641
1,275,500	China COSCO Holdings Co. Ltd., H-Shares*	1,429,012
938,000	China Life Insurance Co. Ltd., H-Shares	4,167,332
786,700	China Merchants Bank Co. Ltd., H-Shares	2,102,149
1,332,600	China Minsheng Banking Corp. Ltd., H-Shares	1,244,154
260,000	China Oilfield Services Ltd., H-Shares	341,515
120,800	China Pacific Insurance Group Co. Ltd., H-Shares	482,242
16,754,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	13,506,070
1,032,500	China Railway Construction Corp. Ltd., H-Shares	1,438,644
2,525,000	China Railway Group Ltd., H-Shares	1,885,930
1,156,500	China Shenhua Energy Co. Ltd., H-Shares	4,453,003
1,827,000	China Shipping Container Lines Co. Ltd., H-Shares*	675,238
372,000	China Shipping Development Co. Ltd., H-Shares	547,073
1,344,000	China Southern Airlines Co. Ltd., H-Shares*	649,033
2,770,000	China Telecom Corp. Ltd., H-Shares	1,387,604
582,000	CSR Corp. Ltd., H-Shares	481,165
2,080,000	Datang International Power Generation Co. Ltd., H-Shares	891,957
130,000	Dongfeng Motor Group Co. Ltd., H-Shares	181,472
88,400	Guangzhou R&F Properties Co. Ltd., H-Shares	138,427
1,788,000	Huadian Power International Co., H-Shares	430,571
2,392,000	Huaneng Power International, Inc., H-Shares	1,392,309

16,821,000	Industrial & Commercial Bank of China Ltd., H-Shares	$12,845,253
448,000	Jiangsu Expressway Co. Ltd., H-Shares	436,150
291,000	Jiangxi Copper Co. Ltd., H-Shares	646,050
1,278,000	Maanshan Iron & Steel Co. Ltd., H-Shares	712,615
1,217,000	Metallurgical Corp. of China Ltd., H-Shares*	567,329
28,076,000	PetroChina Co. Ltd., H-Shares	31,852,778
210,000	PICC Property & Casualty Co. Ltd., H-Shares*	212,558
180,000	Ping An Insurance (Group) Co. of China Ltd., H-Shares	1,491,617
1,320,000	Shanghai Electric Group Co. Ltd., H-Shares*	620,445
1,452,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	566,559
386,000	Yanzhou Coal Mining Co. Ltd., H-Shares	829,124
176,000	Zhejiang Expressway Co. Ltd. H-Shares	166,132
542,000	Zijin Mining Group Co. Ltd., H-Shares	349,682
92,500	ZTE Corp. H-Shares	296,009
		112,108,189
	Czech Republic - 0.6%
19,760	CEZ AS	903,561
1,419	Komercni Banka AS	275,548
24,706	Telefonica O2 Czech Republic AS	564,798
25,299	Unipetrol AS*	281,864
		2,025,771
	Hong Kong - 2.9%
31,000	Beijing Enterprises Holdings Ltd.	204,993
168,000	China Foods Ltd.	106,009
64,000	China Merchants Holdings International Co. Ltd.	242,306
475,000	China Mobile Ltd.	4,804,807
144,000	China Overseas Land & Investment Ltd.	308,569
114,000	China Resources Enterprise Ltd.	433,075
94,000	China Resources Power Holdings Co. Ltd.	205,300
1,156,000	China Unicom Hong Kong Ltd.	1,563,087
146,000	Citic Pacific Ltd.	300,446
1,313,000	CNOOC Ltd.	2,211,610
42,000	Shanghai Industrial Holdings Ltd.	191,465
		10,571,667
	Hungary - 0.7%
99,041	Magyar Telekom Telecommunications PLC	306,507
12,914	MOL Hungarian Oil and Gas PLC*	1,161,668
41,448	OTP Bank PLC*	994,816
		2,462,991
	India - 5.1%
8,760	HDFC Bank Ltd. ADR	1,441,721
100,967	ICICI Bank Ltd. ADR	3,928,626
77,255	Infosys Technologies Ltd. ADR	4,672,382
450,302	Sterlite Industries (India) Ltd. ADR	6,804,063
74,994	Tata Motors Ltd. ADR*	1,418,137
50,579	Wipro Ltd. ADR	687,874
		18,952,803
	Indonesia - 1.2%
191,539	Astra International Tbk PT	1,085,213
672,000	Bank Central Asia Tbk PT	446,823
151,000	Bank Danamon Indonesia Tbk PT	90,278
341,000	Bank Mandiri Tbk PT	228,642
698,000	Bank Negara Indonesia (Persero) Tbk PT	235,956
519,000	Bank Rakyat Indonesia	574,185
1,685,500	Bumi Resources Tbk PT	323,972
38,500	Gudang Garam Tbk PT	150,584
329,000	Indosat Tbk PT	178,315
1,000,000	Telekomunikasi Indonesia Tbk PT	944,292
60,500	Unilever Indonesia Tbk PT	114,597
		4,372,857
	Malaysia - 2.5%
357,400	Axiata Group Bhd*	478,631
18,000	British American Tobacco Malaysia Bhd	254,071
513,100	Cimb Group Holdings Bhd	1,193,631
36,800	Digi.Com Bhd	285,747
262,900	Genting Bhd	660,349
255,100	Genting Malaysia Bhd	228,556
281,900	IOI Corp. Bhd	453,734
685,300	Malayan Banking Bhd	1,667,470
55,500	Petronas Gas Bhd	174,473
172,900	Plus Expressways Bhd	208,719
46,800	PPB Group Bhd	255,112
374,400	Public Bank Bhd	1,438,280
368,800	Sime Darby Bhd	904,319
368,100	Telekom Malaysia Bhd	388,814
179,000	Tenaga Nasional Bhd	483,373
335,100	YTL Power International Bhd	238,078
		9,313,357
	Mexico - 6.3%
47,500	Alfa SAB de CV, Class A	366,662
3,178,500	America Movil SAB de CV, Series L	8,047,727
3,543,402	Cemex SAB de CV, Series CPO*	3,358,755
118,600	Coca-Cola Femsa SAB de CV, Series L	816,216
315,000	Fomento Economico Mexicano SAB de CV	1,535,795
24,000	Grupo Bimbo SAB de CV, Series A	181,349
83,500	Grupo Carso SAB de CV, Series A1	314,943
2,350	Grupo Elektra SA de CV	93,713
150,100	Grupo Financiero Banorte SAB de CV, Class O	583,602
40,600	Grupo Financiero Inbursa SA, Class O	147,770
653,887	Grupo Mexico SAB de CV, Series B	1,734,752
259,100	Grupo Modelo SAB de CV, Series C	1,402,247
278,900	Grupo Televisa SA, Series CPO	1,063,865
9,820	Industrias Penoles SAB de CV	205,901
61,500	Kimberly-Clark de Mexico SAB de CV, Class A	386,851
43,600	Organizacion Soriana SAB de CV, Class B	117,291
3,055,000	Telefonos de Mexico SAB de CV	2,209,319
309,300	Wal-Mart de Mexico SAB de CV, Series V	729,285
		23,296,043
	Philippines - 0.2%
13,293	Philippine Long Distance Telephone Co. ADR	713,834

	Poland - 1.5%
5,859	Bank Handlowy w Warszawie SA	147,434
9,458	Bank Pekao SA	504,628
2,037	Bank Zachodni WBK SA	122,343
33,765	KGHM Polska Miedz SA	1,172,800
25,707	Polska Grupa Energetyczna SA*	185,277
132,257	Polski Koncern Naftowy Orlen*	1,681,251
193,910	Polskie Gornictwo Naftowe i Gazownictwo SA	224,090
51,098	Powszechna Kasa Oszczednosci Bank Polski SA	652,053
190,995	Telekomunikacja Polska SA	989,202
		5,679,078

	Russia - 9.4%
501,112	Gazprom OAO ADR	$10,824,019
156,597	LUKOIL OAO ADR	8,941,689
15,566	Magnitogorsk Iron & Steel Works GDR	166,089
87,506	MMC Norilsk Nickel ADR	1,424,598
46,113	Mobile TeleSystems OJSC ADR	1,023,709
21,745	Novolipetsk Steel OJSC GDR	676,052
240,111	Rosneft Oil Co. GDR*	1,603,942
51,113	Severstal GDR*	603,645
8,030	Sistema JSFC GDR	196,735
728,539	Surgutneftegas ADR	7,387,385
53,509	Tatneft ADR	1,653,963
80,313	VTB Bank OJSC GDR	435,296
		34,937,122
	South Africa - 7.7%
47,651	ABSA Group Ltd.	887,283
121,086	African Bank Investments Ltd.	555,380
11,095	Anglo Platinum Ltd.*	1,067,908
14,401	AngloGold Ashanti Ltd.	581,261
29,287	ArcelorMittal South Africa Ltd.*	341,076
124,984	Barloworld Ltd.	770,048
54,618	Bidvest Group Ltd.	990,764
23,514	Evraz Highveld Steel and Vanadium Ltd.*	276,870
5,959	Exxaro Resources Ltd.	98,721
629,517	FirstRand Ltd.	1,745,354
76,822	Gold Fields Ltd.	1,034,454
74,492	Impala Platinum Holdings Ltd.	2,014,215
43,639	Imperial Holdings Ltd.	576,273
47,950	Investec Ltd.	390,688
3,381	Kumba Iron Ore Ltd.	171,277
32,682	Massmart Holdings Ltd.	572,488
39,605	Mondi Ltd.	280,886
144,235	MTN Group Ltd.	2,309,522
15,504	Naspers Ltd., Class N	660,169
37,358	Nedbank Group Ltd.	691,582
38,606	Pick N Pay Stores Ltd.	240,554
60,649	Remgro Ltd.	830,376
102,105	RMB Holdings Ltd.	482,300
374,199	Sanlam Ltd.	1,281,861
132,344	Sappi Ltd.*	635,102
71,474	Sasol Ltd.	2,828,115
45,001	Shoprite Holdings Ltd.	563,144
195,404	Standard Bank Group Ltd.	3,036,550
254,687	Steinhoff International Holdings Ltd.*	666,026
274,585	Telkom SA Ltd.	1,281,231
13,882	Tiger Brands Ltd.	344,018
47,552	Vodacom Group Ltd.	403,656
		28,609,152
	Taiwan - 12.5%
347,331	Acer, Inc.	930,017
723,539	Advanced Semiconductor Engineering, Inc.	567,884
222,000	Asia Cement Corp.	219,620
108,900	Asustek Computer, Inc.	820,739
180,491	AU Optronics Corp. ADR	1,714,665
1,715,000	AU Optronics Corp.	1,624,362
449,000	Cathay Financial Holding Co. Ltd.	706,215
827,000	Chang Hwa Commercial Bank	436,166
613,000	Chimei Innolux Corp.	661,906
1,485,000	China Development Financial Holding Corp.*	426,358
2,152,175	China Steel Corp.	2,038,433
1,589,000	Chinatrust Financial Holding Co. Ltd.	952,106
3,793,000	Chunghwa Picture Tubes Ltd.*	247,394
904,000	Chunghwa Telecom Co. Ltd.	1,915,571
727,000	Compal Electronics, Inc.	951,758
191,000	Delta Electronics, Inc.	658,652
416,000	Evergreen Marine Corp. Taiwan Ltd.*	308,980
552,000	Far Eastern New Century Corp.	639,968
355,000	Far EasTone Telecommunications Co. Ltd.*	494,110
967,000	First Financial Holding Co. Ltd.*	568,850
620,000	Formosa Chemicals & Fibre Corp.	1,348,604
252,000	Formosa Petrochemical Corp.	585,105
1,389,000	Formosa Plastics Corp.	2,899,936
562,000	Fubon Financial Holding Co. Ltd.*	689,269
850,000	Hon Hai Precision Industry Co. Ltd.*	3,421,911
88,200	HTC Corp.	1,618,475
869,000	Hua Nan Financial Holdings Co. Ltd.	541,032
977,250	Inventec Co. Ltd.	518,459
566,000	Lite-On Technology Corp.	722,437
46,091	Mediatek, Inc.	623,541
1,674,000	Mega Financial Holding Co. Ltd.*	1,000,424
919,000	Nan Ya Plastics Corp.	1,617,539
317,106	Pegatron Corp.*	366,156
732,740	Pou Chen Corp.	560,242
335,000	Quanta Computer, Inc.	606,363
884,000	Shin Kong Financial Holding Co. Ltd.*	320,015
580,000	Siliconware Precision Industries Co.	564,732
1,316,000	Sinopac Financial Holdings Co. Ltd.	441,494
3,416,000	Taishin Financial Holding Co. Ltd.*	1,524,453
284,000	Taiwan Cement Corp.	264,116
575,000	Taiwan Cooperative Bank	372,345
207,000	Taiwan Mobile Co. Ltd.	408,270
2,907,000	Taiwan Semiconductor Manufacturing Co. Ltd.	5,660,955
2,543,000	Tatung Co. Ltd.*	463,467
565,000	Uni-President Enterprises Corp.	670,908
1,750,000	United Microelectronics Corp.	775,508
310,096	Wistron Corp.	500,319
622,000	Yang Ming Marine Transport Corp.	402,781
		46,372,610
	Thailand - 1.4%
151,300	Advanced Info. Service PCL	438,313
117,700	Bangkok Bank PCL	506,903
1,852,700	IRPC PCL	222,726
120,400	Kasikornbank PCL	387,966
511,600	Krung Thai Bank PCL	206,067
60,800	PTT Chemical PCL	190,265
116,400	PTT Exploration & Production PCL	537,369
168,400	PTT PCL	1,325,286
22,300	Siam Cement PCL	194,844
128,900	Siam Commercial Bank PCL	355,448
198,200	Thai Airways International PCL	211,864
217,300	Thai Oil PCL	296,242
123,800	Total Access Communication PCL	181,241
		5,054,534
	Turkey - 1.9%
164,606	Akbank TAS	912,353
38,230	Arcelik AS	189,057
453,354	Dogan Sirketler Grubu Holdings	328,016
35,358	Enka Insaat ve Sanayi AS	130,260
125,367	Eregli Demir ve Celik Fabrikalari TAS*	349,513
19,217	Ford Otomotiv Sanayi AS	142,868
71,516	Haci Omer Sabanci Holding AS	332,301
293,306	Koc Holding AS	1,158,427

33,580	Tupras Turkiye Petrol Rafine	$763,435
124,067	Turk Hava Yollari AO*	359,066
44,547	Turk Telekomunikasyon AS	167,070
38,585	Turkcell Iletisim Hizmet AS	226,669
107,935	Turkiye Garanti Bankasi AS	558,840
28,482	Turkiye Halk Bankasi AS	230,654
181,684	Turkiye Is Bankasi, Class C	681,390
112,143	Turkiye Vakiflar Bankasi TAO, Class D	303,713
81,143	Yapi ve Kredi Bankasi AS*	246,688
		7,080,320
	Total Investments (Cost $343,847,417)(a)-99.9%	369,677,197
	Other assets less liabilities-0.1%	489,158
	Net Assets-100.0%	$370,166,355

Investment Abbreviations:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $361,007,415. The net unrealized appreciation was $8,669,782 which consisted of aggregate gross unrealized appreciation of $30,800,167 and aggregate gross unrealized depreciation of $22,130,385.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares FTSE RAFI Europe Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.2%
	Austria - 0.7%
530	Erste Group Bank AG	$21,263
116	EVN AG	1,975
3,003	Immofinanz AG*	9,879
468	OMV AG	15,660
103	Raiffeisen International Bank Holding AG	4,681
151	Strabag SE	3,468
1,112	Telekom Austria AG	14,313
76	Verbund AG	2,696
63	Vienna Insurance Group AG Wiener Versicherung Gruppe	2,990
516	Voestalpine AG	16,504
392	Wienerberger AG*	5,434
		98,863
	Belgium - 1.6%
23,358	Ageas	64,300
601	Anheuser-Busch InBev NV	31,817
1	Banque Nationale de Belgique	4,781
404	Belgacom SA	14,503
53	Cie Nationale a Portefeuille	2,535
14	Colruyt SA	3,448
300	Delhaize Group SA	22,149
4,796	Dexia SA*	23,506
8	D’ieteren SA	3,856
135	Groupe Bruxelles Lambert SA	10,489
47	KBC Ancora*	985
604	KBC Groep NV*	26,676
43	Mobistar SA	2,477
106	Solvay SA	10,371
172	UCB SA	5,543
306	Umicore	10,317
		237,753
	Bermuda - 0.0%
250	Frontline Ltd.	7,636

	Denmark - 1.1%
1	A P Moller - Maersk A/S, Class A	8,219
4	A P Moller - Maersk A/S, Class B	33,723
208	Carlsberg A/S, Class B	18,438
85	Danisco A/S	6,463
2,042	Danske Bank A/S*	48,091
394	Novo Nordisk A/S, Class B	33,692
471	Torm A/S*	3,776
36	Tryg A/S	2,185
230	Vestas Wind Systems A/S*	11,179
		165,766
	Finland - 1.8%
374	Elisa Oyj*	7,416
806	Fortum Oyj	18,743
307	Kesko Oyj, Class B	11,903
151	Kone Oyj, Class B	6,889
390	Metso Corp. Oyj	15,375
544	Neste Oil Oyj	8,016
7,710	Nokia Oyj	71,266
437	Outokumpu Oyj	7,242
484	Pohjola Bank PLC	6,019
385	Rautaruukki Oyj	7,433
1,158	Sampo Oyj, Class A	28,287
117	Sanoma Oyj	2,324
3,085	Stora Enso Oyj, Class R	24,979
2,284	UPM-Kymmene Oyj	33,148
203	Wartsila Oyj	10,677
253	YIT Oyj	5,544
		265,261
	France - 15.8%
383	Accor SA	12,402
34	Aeroports de Paris	2,505
1,127	Air France-KLM*	16,826
279	Air Liquide SA	31,394
6,355	Alcatel-Lucent*	19,018
311	Alstom SA	16,272
216	Arkema SA	9,413
136	Atos Origin SA*	5,838
8,163	AXA SA	150,429
2,085	BNP Paribas	143,178
717	Bouygues SA	30,265
280	Cap Gemini	13,322
2,005	Carrefour SA	92,273
158	Casino Guichard-Perrachon SA	13,756
147	Christian Dior SA	15,926
377	Cie Generale de Geophysique-Veritas*	7,281
286	Cie Generale des Etablissements Michelin, Class B	21,782
38	Ciments Francais SA	3,062
624	CNP Assurances	12,877
1,475	Compagnie de Saint-Gobain	62,770
3,488	Credit Agricole SA	47,759
628	DANONE SA	35,214
383	Edenred*	6,736
243	Eiffage SA	12,258
448	Electricite de France SA	19,039
17	Eramet	4,705
147	Essilor International SA	9,193
22	Esso SA Francaise	2,823
84	Euler Hermes SA*	6,659
76	Eurazeo	4,840
165	Faurecia*	3,240
74	Fonciere des Regions REIT	6,760
6,846	France Telecom SA	143,328
2,665	GDF Suez	88,500
39	Gecina SA REIT	3,994
41	Hermes International	7,032
24	ICADE REIT	2,281
70	Imerys SA	4,069
91	JC Decaux SA*	2,337
88	Klepierre REIT	2,807
553	Lafarge SA	30,115
479	Lagardere SCA	17,639
125	Legrand SA	4,067
264	L’Oreal SA	27,694
370	LVMH Moet Hennessy Louis Vuitton SA	45,128
163	Metropole Television SA	3,613

2,204	Natixis*	$11,778
108	Nexans SA	7,326
90	Nexity	3,013
295	PagesJaunes Groupe	3,264
311	Pernod-Ricard SA	24,335
244	PPR	32,631
1,847	PSA Peugeot Citroen SA*	54,791
171	Publicis Groupe SA	7,705
195	Rallye SA	6,906
1,186	Renault SA*	52,897
235	Rexel SA*	3,894
25	SA des Ciments Vicat	1,689
307	Safran SA	8,283
1,700	Sanofi-Aventis SA	98,712
421	Schneider Electric SA	48,540
392	SCOR SE	8,598
269	Sequana	3,774
2,294	Societe Generale	132,202
418	Societe Television Francaise 1	6,647
218	Sodexo	13,730
1,420	STMicroelectronics NV	11,709
537	Suez Environnement Co.	9,990
2	Technicolor*	1
1,363	Technicolor-Registered*	7,169
151	Technip SA	10,053
184	Thales SA	6,207
6,319	Total SA	318,676
128	Unibail-Rodamco SE REIT*	25,247
371	Valeo SA*	13,251
172	Vallourec SA	16,741
1,457	Veolia Environnement	38,675
968	Vinci SA	46,850
3,453	Vivendi SA	82,976
95	Wendel	5,370
		2,346,049
	Germany - 13.1%
287	Adidas AG	15,539
1,528	Allianz SE	177,369
151	Aurubis AG	6,861
10	Axel Springer AG	1,199
2,108	BASF SE	123,062
1,076	Bayer AG	61,841
1,207	Bayerische Motoren Werke (BMW) AG	64,959
89	BayWa AG	3,247
77	Beiersdorf AG	4,559
89	Bilfinger Berger AG	5,079
345	Celesio AG	8,052
4,169	Commerzbank AG*	37,694
4,640	Daimler AG*	250,111
2,051	Deutsche Bank AG	143,221
210	Deutsche Boerse AG	14,697
1,169	Deutsche Lufthansa AG*	18,999
3,341	Deutsche Post AG	57,999
230	Deutsche Postbank AG*	7,332
12,655	Deutsche Telekom AG	169,980
4,887	E.ON AG	145,768
54	Fraport AG	2,801
205	Fresenius Medical Care AG & Co. KGaA	11,245
53	Fresenius SE	3,694
305	GEA Group AG	6,900
25	Generali Deutschland Holding AG	2,981
137	Hannover Rueckversicherung AG	6,558
464	HeidelbergCement AG	23,361
149	Henkel AG & Co. KGaA	6,177
154	Hochtief AG	9,980
1,994	Infineon Technologies AG*	13,454
149	K+S AG	7,908
93	Kloeckner & Co. SE*	1,925
221	Lanxess AG	10,608
170	Linde AG	19,922
339	MAN SE	31,459
275	Merck KGaA	24,470
602	Metro AG	33,407
605	Muenchener Rueckversicherungs-Gesellschaft AG	83,785
27	Rheinmetall AG	1,616
925	RWE AG	65,304
134	Salzgitter AG	8,952
600	SAP AG	27,390
1,483	Siemens AG	144,498
124	Suedzucker AG	2,392
1,418	ThyssenKrupp AG	42,065
1,786	TUI AG*	18,805
133	Volkswagen AG	12,600
26	Wacker Chemie AG	4,171
		1,945,996
	Greece - 0.6%
1,490	Alpha Bank AE*	11,317
160	Coca-Cola Hellenic Bottling Co. SA	3,773
1,490	EFG Eurobank Ergasias SA*	11,453
389	Hellenic Petroleum SA	3,051
1,256	Hellenic Telecommunications Organization SA	10,194
1,642	Marfin Investment Group SA*	2,545
165	Motor Oil (Hellas) Corinth Refineries SA	1,892
1,381	National Bank of Greece SA*	20,132
681	OPAP SA	10,070
1,114	Piraeus Bank SA*	7,358
413	Public Power Corp. SA	6,570
		88,355
	Ireland - 0.7%
16,009	Allied Irish Banks PLC*	19,584
468	Anglo Irish Bank Corp. Ltd.*	0
1,453	CRH PLC	30,344
34,033	Governor & Co. of the Bank of Ireland (The)*	37,821
3,091	Irish Life & Permanent Group Holdings PLC*	7,047
127	Kerry Group PLC, Class A	4,037
773	Ryanair Holdings PLC*	3,871
530	Smurfit Kappa Group PLC*	5,464
		108,168
	Italy - 7.3%
3,933	A2A SpA	5,898
220	ACEA SpA*	2,528
3,911	Assicurazioni Generali SpA	78,773
601	Atlantia SpA	11,768
250	Autogrill SpA*	3,094
1,421	Banca Carige SpA	3,195
12,084	Banca Monte dei Paschi di Siena SpA*	15,885
1,566	Banca Popolare di Milano Scarl	8,293
2,805	Banco Popolare Societa Cooperativa Scarl	17,888
188	Benetton Group SpA	1,318
366	Buzzi Unicem SpA	3,989

1,375	CIR-Compagnie Industriali Riunite SpA*	$2,597
269	Credito Emiliano SpA	1,717
1,453	Edison SpA	1,706
22,846	Enel SpA	112,135
9,320	Eni SpA	190,509
337	ERG SpA	4,390
180	EXOR SpA	3,593
4,337	Fiat SpA	55,542
1,304	Finmeccanica SpA	14,321
631	Fondiaria-Sai SpA	6,749
297	Fondiaria-Sai SpA RSP	1,997
1,325	Hera SpA	2,513
31,214	Intesa Sanpaolo SpA	103,291
421	Italcementi SpA	3,444
592	Italcementi SpA RSP	2,811
59	Italmobiliare SpA	1,952
145	Italmobiliare SpA RSP	3,155
90	Lottomatica SpA	1,333
151	Luxottica Group SpA	3,927
2,201	Mediaset SpA	14,144
1,250	Mediobanca SpA*	11,237
358	Mediolanum SpA	1,579
1,281	Milano Assicurazioni SpA	2,488
2,868	Parmalat SpA	6,942
1,132	Pirelli & C. SpA	7,912
3,281	Premafin Finanziaria SpA*	3,762
284	Saipem SpA	10,212
1,533	Saras SpA*	2,960
1,806	Snam Rete Gas SpA	8,476
76,481	Telecom Italia SpA	97,398
33,958	Telecom Italia SpA RSP	35,282
1,971	Terna-Rete Elettrica Nationale SpA	8,191
1,911	UBI Banca-Unione di Banche Italiane ScpA	20,502
63,024	UniCredit SpA	176,531
5,955	Unipol Gruppo Finanziario SpA	4,496
		1,082,423
	Luxembourg - 0.7%
2,544	ArcelorMittal	77,522
25	RTL Group	2,019
392	SES SA FDR	9,680
514	Tenaris SA	10,266
		99,487
	Netherlands - 6.0%
9,619	Aegon NV*	57,846
572	Akzo Nobel NV	33,687
208	ASML Holding NV	6,631
170	Corio NV REIT	9,971
974	European Aeronautic Defence and Space Co. NV*	23,069
244	Heineken Holding NV	9,568
291	Heineken NV	13,167
41,463	ING Groep NV CVA*	398,652
2,725	Koninklijke Ahold NV	34,969
1,301	Koninklijke BAM Groep NV	6,290
439	Koninklijke DSM NV	20,827
3,624	Koninklijke KPN NV	50,424
1,827	Koninklijke Philips Electronics NV	56,911
85	Nutreco NV	5,134
209	Randstad Holding NV*	9,386
471	Reed Elsevier NV	6,093
289	SBM Offshore NV	4,558
843	SNS REAAL NV*	4,641
756	TNT NV	22,555
3,558	Unilever NV CVA	104,643
493	Wolters Kluwer NV	9,942
		888,964
	Norway - 1.4%
140	Aker ASA, Class A	2,709
429	Aker Solutions ASA	5,563
2,097	DnB NOR ASA	26,052
6,447	Norsk Hydro ASA	34,712
2,198	Orkla ASA	18,240
3,606	Statoil ASA	72,912
1,059	Storebrand ASA*	6,283
1,747	Telenor ASA	26,967
274	Yara International ASA	10,331
		203,769
	Portugal - 0.5%
855	Banco BPI SA	1,895
11,760	Banco Comercial Portugues SA, Class R	10,173
734	Banco Espirito Santo SA	3,513
637	Brisa Auto-Estradas de Portugal SA	4,158
324	CIMPOR-Cimentos de Portugal SGPS SA	1,970
6,169	EDP-Energias de Portugal SA	20,277
296	Galp Energia SGPS SA, Class B	4,840
298	Jeronimo Martins SGPS SA	3,255
2,508	Portugal Telecom SGPS SA	27,597
3,695	Sonae	3,880
		81,558
	Spain - 6.7%
440	Abertis Infraestructuras SA	7,435
63	Acciona SA	5,552
522	Acerinox SA	8,967
442	ACS Actividades de Construccion y Servicios SA	19,170
10,791	Banco Bilbao Vizcaya Argentaria SA	145,295
3,591	Banco de Sabadell SA	20,416
181	Banco Espanol de Credito SA	1,842
3,748	Banco Popular Espanol SA	24,903
22,223	Banco Santander SA	288,624
660	Bankinter SA	4,949
784	Caja de Ahorros del Mediterraneo	6,241
67	Cementos Portland Valderrivas SA	1,126
1,453	Criteria Caixacorp SA	7,097
291	EDP Renovaveis SA*	1,737
200	Enagas	3,689
334	Endesa SA	8,265
218	Fomento de Construcciones y Contratas SA	5,663
446	Gamesa Corp. Tecnologica SA*	3,892
906	Gas Natural SDG SA	15,144
243	Gestevision Telecinco SA	2,784
880	Iberdrola Renovables SA	3,079
9,413	Iberdrola SA	66,405
5,577	Iberia Lineas Aereas de Espana SA*	18,963
185	Industria de Diseno Textil SA	12,232
1,947	Mapfre SA	6,423
459	Promotora de Informaciones SA*	1,310
52	Red Electrica Corporacion SA	2,276
4,531	Repsol YPF SA	106,873
461	Sacyr Vallehermoso SA*	2,366
8,157	Telefonica SA	185,121
115	Zardoya Otis SA	1,793
		989,632

	Sweden - 4.0%
330	Alfa Laval AB	$5,108
469	Assa Abloy AB, Class B	10,360
698	Atlas Copco AB, Class A	11,402
475	Atlas Copco AB, Class B	7,083
596	Boliden AB	7,077
643	Electrolux AB, Series B	14,319
562	Hennes & Mauritz AB, Class B	17,677
259	Holmen AB, Class B	6,789
591	Industrivarden AB, Class A	7,749
259	Industrivarden AB, Class C	3,238
1,475	Investor AB, Class B	27,767
62	Lundbergforetagen AB, Class B	3,219
544	NCC AB, Class B	9,624
7,245	Nordea Bank AB	72,352
181	Ratos AB, Class B	5,162
1,912	Sandvik AB	24,661
1,281	SAS AB*	4,642
1,238	Scania AB, Class B	22,792
792	Securitas AB, Class B	8,035
4,498	Skandinaviska Enskilda Banken AB, Class A	30,915
1,172	Skanska AB, Class B	19,793
783	SKF AB, Class B	14,935
465	SSAB AB, Class A	6,721
221	SSAB AB, Class B	2,838
1,788	Svenska Cellulosa AB, Class B	25,770
1,061	Svenska Handelsbanken AB, Class A	30,408
1,817	Swedbank AB, Class A*	20,747
743	Tele2 AB, Class B	13,155
5,122	Telefonaktiebolaget LM Ericsson, Class B	56,464
4,410	TeliaSonera AB	31,871
1,806	Volvo AB, Class A*	21,221
3,868	Volvo AB, Class B*	48,124
		592,018
	Switzerland - 6.6%
1,523	ABB Ltd.*	30,598
313	Adecco SA	15,886
122	Baloise Holding AG	9,731
23	BKW FMB Energie AG	1,583
729	Clariant AG*	9,615
421	Compagnie Financiere Richemont SA	16,357
2,054	Credit Suisse Group AG	93,134
829	GAM Holding Ltd.*	9,548
30	Geberit AG*	4,883
8	Givaudan SA	7,340
16	Helvetia Holding AG	4,940
433	Holcim Ltd.	28,805
219	Julius Baer Group Ltd.	7,630
54	Kuehne & Nagel International AG	5,765
3,346	Nestle SA	164,702
2,606	Novartis AG	125,910
90	Pargesa Holding SA	6,159
420	Petroplus Holdings AG*	6,479
787	Roche Holding AG	101,924
25	Schindler Holding AG	2,186
17	Schindler Holding AG Participant Certificates	1,518
5	SGS SA	6,992
23	Swatch Group AG-Bearer	7,092
70	Swatch Group AG-Registered	3,917
202	Swiss Life Holding AG*	21,141
1,126	Swiss Reinsurance Co. Ltd.	51,637
38	Swisscom AG	14,165
78	Syngenta AG	17,147
31	Synthes, Inc.	3,550
6,814	UBS AG*	115,928
359	Zurich Financial Services AG	83,449
		979,711
	United Kingdom - 30.6%
1,619	3i Group PLC	7,203
466	AMEC PLC	6,371
916	Amlin PLC	6,094
2,151	Anglo American PLC*	85,042
458	Antofagasta PLC	7,087
653	Arriva PLC	7,875
726	Associated British Foods PLC	11,677
2,489	AstraZeneca PLC	126,218
15,718	Aviva PLC	87,977
6,734	BAE Systems PLC	32,946
1,806	Balfour Beatty PLC	7,046
33,160	Barclays PLC	172,829
5,363	Barratt Developments PLC*	8,084
3,013	BG Group PLC	48,201
5,119	BHP Billiton PLC	156,449
52,005	BP PLC	330,626
1,518	Bradford & Bingley PLC*	0
2,421	British Airways PLC*	8,326
2,402	British American Tobacco PLC	82,533
1,619	British Land Co. PLC REIT	11,709
1,525	British Sky Broadcasting Group PLC	16,981
42,374	BT Group PLC	94,367
638	Bunzl PLC	6,894
5,929	Cable & Wireless Communications PLC	5,497
5,929	Cable & Wireless Worldwide PLC	6,198
478	Capita Group PLC (The)	5,382
999	Capital & Counties Properties PLC*	1,721
999	Capital Shopping Centres Group PLC REIT	5,359
1,343	Carnival PLC	48,375
10,055	Centrica PLC	47,856
3,017	Compass Group PLC	25,042
3,575	Diageo PLC	61,979
1,140	Drax Group PLC	6,856
27,189	DSG International PLC*	11,424
564	easyJet PLC*	3,531
4,242	Enterprise Inns PLC*	6,816
274	Eurasian Natural Resources Corp. PLC	3,890
843	Experian PLC	8,284
1,631	FirstGroup PLC	9,397
2,162	G4S PLC	8,756
5,028	GKN PLC*	10,638
9,483	GlaxoSmithKline PLC	164,998
1,211	Hammerson PLC REIT	7,366
3,342	Hays PLC	4,726
3,523	Home Retail Group PLC	13,187
31,418	HSBC Holdings PLC	317,856
1,274	ICAP PLC	8,001
1,256	Imperial Tobacco Group PLC	35,485
2,146	Inchcape PLC*	10,039
564	InterContinental Hotels Group PLC	9,743
3,123	International Power PLC	17,510
1,598	Investec PLC	12,388
8,966	ITV PLC*	7,260
5,807	J Sainsbury PLC	31,248
432	Johnson Matthey PLC	11,441

305	Kazakhmys PLC	$5,808
3,822	Kesa Electricals PLC	7,506
7,133	Kingfisher PLC	24,051
3,272	Ladbrokes PLC	6,938
1,921	Land Securities Group PLC REIT	18,427
21,912	Legal & General Group PLC	30,730
81,616	Lloyds Banking Group PLC*	88,527
4,789	Logica PLC	8,130
351	London Stock Exchange Group PLC	3,557
234	Lonmin PLC*	5,754
4,481	Man Group PLC	15,249
4,838	Marks & Spencer Group PLC	26,095
2,297	Mitchells & Butlers PLC*	11,220
1,637	Mondi PLC	11,550
1,814	National Express Group PLC*	6,631
6,341	National Grid PLC	50,597
306	Next PLC	10,303
19,461	Old Mutual PLC	36,817
1,489	Pearson PLC	23,074
655	Pennon Group PLC	6,052
1,613	Persimmon PLC*	8,920
5,257	Prudential PLC	45,652
6,361	Punch Taverns PLC*	7,307
555	Reckitt Benckiser Group PLC	27,162
1,078	Reed Elsevier PLC	9,319
3,694	Rentokil Initial PLC*	5,918
2,832	Rexam PLC	13,705
2,216	Rio Tinto PLC	114,682
1,981	Rolls-Royce Group PLC*	17,994
126,338	Royal Bank of Scotland Group PLC*	98,850
11,123	Royal Dutch Shell PLC, Class A	305,629
8,501	Royal Dutch Shell PLC, Class B	223,599
9,979	RSA Insurance Group PLC	19,942
1,131	SABMiller PLC	34,256
1,808	Sage Group PLC (The)	6,765
199	Schroders PLC	4,014
97	Schroders PLC NVTG	1,621
2,126	Scottish & Southern Energy PLC	36,891
1,356	Segro PLC REIT	5,946
623	Severn Trent PLC	12,781
711	Smith & Nephew PLC	6,174
653	Smiths Group PLC	11,413
2,025	Standard Chartered PLC	58,416
5,749	Standard Life PLC	18,205
944	TalkTalk Telecom Group PLC*	1,811
1,408	Tate & Lyle PLC	9,910
17,862	Taylor Wimpey PLC*	7,413
14,986	Tesco PLC	91,684
2,844	Thomas Cook Group PLC	8,097
3,057	Tomkins PLC	15,512
615	Travis Perkins PLC*	8,124
1,823	TUI Travel PLC	6,004
3,606	Unilever PLC	102,274
1,350	United Business Media Ltd.	11,639
2,409	United Utilities Group PLC	22,071
168	Vedanta Resources PLC	6,422
154,683	Vodafone Group PLC	360,345
410	Whitbread PLC	9,041
1,985	William Hill PLC	5,188
5,132	William Morrison Supermarkets PLC	21,299
1,088	Wolseley PLC*	24,502
3,012	WPP PLC	31,958
3,100	Xstrata PLC	49,302
16,143	Yell Group PLC*	6,070
		4,541,627
	Total Common Stocks and Other Equity Interests (Cost $16,533,102)	14,723,036

	Preferred Stocks - 0.7%
	Germany - 0.6%
20	Dyckerhoff AG	1,048
136	Fresenius SE	9,658
206	Henkel AG & Co. KGaA	10,221
356	ProSiebenSat.1 Media AG	6,233
593	Volkswagen AG	62,817
		89,977
	Italy - 0.1%
122	EXOR SpA	1,877
10,026	Unipol Gruppo Finanziario SpA	5,029
		6,906
	Total Preferred Stocks (Cost $88,021)	96,883

	Total Investments (Cost $16,621,123)(a)-99.9%	14,819,919
	Other assets less liabilities-0.1%	18,755
	Net Assets-100.0%	$14,838,674

Investment Abbreviations:

CVA	- Dutch Certificate
FDR	- Fiduciary Depositary Receipt
NVTG	- Non Voting
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $17,076,121. The net unrealized depreciation was $2,256,202 which consisted of aggregate gross unrealized appreciation of $753,273 and aggregate gross unrealized depreciation of $3,009,475.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares FTSE RAFI Japan Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 23.0%
1,200	Aisin Seiki Co. Ltd.	$33,441
2,400	Bridgestone Corp.	42,843
1,700	Canon Marketing Japan, Inc.	23,011
2,000	Casio Computer Co. Ltd.	14,378
1,300	Chofu Seisakusho Co. Ltd.	27,932
4,800	Daiei, Inc. (The)*	22,876
2,000	Denso Corp.	57,166
500	Dentsu, Inc.	12,422
600	Fast Retailing Co. Ltd.	89,522
8,000	Fuji Heavy Industries Ltd.*	44,034
5,200	Honda Motor Co. Ltd.	162,552
10,000	Isuzu Motors Ltd.	29,310
12,000	Mazda Motor Corp.	28,941
20,000	Mitsubishi Motors Corp.*	26,079
250	Nippon Television Network Corp.	34,849
15,300	Nissan Motor Co. Ltd.*	117,231
12,100	Panasonic Corp.	159,453
5,000	Sanyo Electric Co. Ltd.*	7,847
2,000	Sekisui House Ltd.	17,701
6,000	Sharp Corp.	65,567
4,514	Sony Corp.	140,900
2,600	Suzuki Motor Corp.	54,304
500	Toyota Industries Corp.	13,443
11,400	Toyota Motor Corp.	401,223
380	Yamada Denki Co. Ltd.	25,608
1,500	Yamaha Motor Co. Ltd.*	19,403
		1,672,036
	Consumer Staples - 4.5%
5,400	Aeon Co. Ltd.	57,639
3,000	Ajinomoto Co., Inc.	28,352
20	Japan Tobacco, Inc.	64,159
2,000	Kao Corp.	47,173
3,000	Kirin Holdings Co. Ltd.	39,949
2,500	Seven & I Holdings Co. Ltd.	59,688
3,500	UNY Co. Ltd.	26,979
		323,939
	Energy - 0.8%
18,000	Cosmo Oil Co. Ltd.	42,788
2,000	TonenGeneral Sekiyu K.K.	18,001
		60,789
	Financials - 13.8%
4,600	Aiful Corp.*	6,423
6,000	Bank of Yokohama Ltd. (The)	27,625
7,000	Chuo Mitsui Trust Holdings, Inc.	24,798
900	Credit Saison Co. Ltd.	11,403
4,000	Daiwa House Industry Co. Ltd.	39,326
9,000	Daiwa Securities Group, Inc.	38,842
2,000	Fukuoka Financial Group, Inc.	8,308
600	Hitachi Capital Corp.	7,948
2,000	Mitsubishi Estate Co. Ltd.	28,110
44,385	Mitsubishi UFJ Financial Group, Inc.	219,723
3,000	Mitsui Fudosan Co. Ltd.	44,311
46,534	Mizuho Financial Group, Inc.	75,713
1,000	MS&AD Insurance Group Holdings, Inc.	22,167
9,800	Nomura Holdings, Inc.	54,394
490	ORIX Corp.	38,449
2,450	Promise Co. Ltd.	19,451
2,100	Resona Holdings, Inc.	22,997
13,000	Shinsei Bank Ltd.*	12,001
5,100	Sumitomo Mitsui Financial Group, Inc.	157,485
1,000	Sumitomo Realty & Development Co. Ltd.	17,955
5,000	Sumitomo Trust & Banking Co. Ltd. (The)	27,752
1,650	T&D Holdings, Inc.	36,043
2,000	Tokio Marine Holdings, Inc.	54,604
1,000	Tokyu Land Corp.	3,623
		999,451
	Health Care - 3.1%
500	Alfresa Holdings Corp.	22,963
500	Astellas Pharma, Inc.	16,911
500	Chugai Pharmaceutical Co. Ltd.	8,724
1,700	Daiichi Sankyo Co. Ltd.	31,564
500	Eisai Co. Ltd.	17,009
1,000	Medipal Holdings Corp.	11,585
500	Ono Pharmaceutical Co. Ltd.	20,627
500	Suzuken Co. Ltd.	17,453
1,700	Takeda Pharmaceutical Co. Ltd.	77,781
		224,617
	Industrials - 19.6%
5,000	Asahi Glass Co. Ltd.	50,773
5	Central Japan Railway Co.	40,619
1,400	East Japan Railway Co.	89,984
500	FANUC Ltd.	58,908
6,000	Fuji Electric Holdings Co. Ltd.	16,617
5,000	Hankyu Hanshin Holdings, Inc.	22,559
3,000	Hanwa Co. Ltd.	12,082
7,000	IHI Corp.	12,278
5,700	ITOCHU Corp.	44,332
1,500	JS Group Corp.	30,170
3,500	JTEKT Corp.	33,885
9,000	Kajima Corp.	21,394
5,000	Kawasaki Heavy Industries Ltd.	12,463
5,000	Kawasaki Kisen Kaisha Ltd.*	21,290
11,000	Kintetsu Corp.	35,414
3,000	Komatsu Ltd.	62,866
3,000	Kubota Corp.	23,713
7,000	Marubeni Corp.	37,480
4,300	Mitsubishi Corp.	92,738
7,000	Mitsubishi Electric Corp.	60,824
14,000	Mitsubishi Heavy Industries Ltd.	52,343
5,800	Mitsui & Co. Ltd.	74,157
6,000	Mitsui OSK Lines Ltd.	40,503
20,000	Nagoya Railroad Co. Ltd.	59,312
10,000	Nippon Express Co. Ltd.	40,619
4,000	Nippon Sheet Glass Co. Ltd.	9,832
10,000	Nippon Yusen Kabushiki Kaisha	42,234
2,000	NSK Ltd.	14,193
4,000	Obayashi Corp.	17,032
3,000	Shimizu Corp.	11,320
35,325	Sojitz Corp.	55,845
4,800	Sumitomo Corp.	50,847
4,500	Sumitomo Electric Industries Ltd.	52,446
7,000	Taisei Corp.	13,974

5,000	Tokyu Corp.	$21,463
6,000	Toppan Printing Co. Ltd.	49,365
2,600	Toyota Tsusho Corp.	39,423
		1,425,297
	Information Technology - 13.8%
2,000	Alps Electric Co. Ltd.*	18,048
4,200	Canon, Inc.	182,472
400	Elpida Memory, Inc.*	6,000
1,900	FUJIFILM Holdings Corp.	59,197
11,000	Fujitsu Ltd.	78,064
37,000	Hitachi Ltd.*	150,288
1,000	HOYA Corp.	23,725
2,000	Konica Minolta Holdings, Inc.	21,002
700	Kyocera Corp.	62,278
500	Murata Manufacturing Co. Ltd.	24,636
27,000	NEC Corp.	72,594
500	Nintendo Co. Ltd.	139,395
1,400	OMRON Corp.	33,667
2,000	Ricoh Co. Ltd.	27,625
1,700	Seiko Epson Corp.	22,246
500	Sumco Corp.*	9,462
14,000	Toshiba Corp.*	73,021
		1,003,720
	Materials - 8.8%
8,000	Asahi Kasei Corp.	41,726
2,000	Hitachi Metals Ltd.	22,663
2,100	JFE Holdings, Inc.	64,822
1,300	JSR Corp.	22,712
19,000	Kobe Steel Ltd.	39,684
9,500	Mitsubishi Chemical Holdings Corp.	48,892
8,000	Mitsubishi Materials Corp.*	21,232
8,000	Mitsui Chemicals, Inc.	23,633
1,000	Nippon Paper Group, Inc.	26,575
22,000	Nippon Steel Corp.	74,890
10,000	Nisshin Steel Co. Ltd.	16,732
9,000	OJI Paper Co. Ltd.	43,411
500	Shin-Etsu Chemical Co. Ltd.	24,839
10,000	Sumitomo Chemical Co. Ltd.	43,273
13,000	Sumitomo Metal Industries Ltd.	31,353
1,000	Sumitomo Metal Mining Co. Ltd.	13,270
9,000	Taiheiyo Cement Corp.*	12,151
9,000	Teijin Ltd.	28,560
3,000	Toray Industries, Inc.	16,028
1,400	Toyo Seikan Kaisha Ltd.	22,407
		638,853
	Telecommunication Services - 5.1%
19	KDDI Corp.	92,194
3,500	Nippon Telegraph & Telephone Corp.	144,992
74	NTT DoCoMo, Inc.	117,413
600	SOFTBANK Corp.	17,897
		372,496
	Utilities - 7.5%
2,700	Chubu Electric Power Co., Inc.	66,737
4,300	Chugoku Electric Power Co., Inc. (The)	88,967
500	Electric Power Development Co. Ltd.	15,451
500	Hokuriku Electric Power Co.	11,037
2,900	Kansai Electric Power Co., Inc. (The)	70,074
2,200	Kyushu Electric Power Co., Inc.	49,631
15,000	Osaka Gas Co. Ltd.	55,216
5,000	Toho Gas Co. Ltd.	25,214
1,600	Tohoku Electric Power Co., Inc.	34,470
3,900	Tokyo Electric Power Co., Inc. (The)	106,793
5,000	Tokyo Gas Co. Ltd.	22,675
		546,265
	Total Investments (Cost $7,494,854)(a)-100.0%	7,267,463
	Liabilities in excess of other assets-0.0%	(372)
	Net Assets-100.0%	$7,267,091

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $7,527,246. The net unrealized depreciation was $259,783 which consisted of aggregate gross unrealized appreciation of $543,009 and aggregate gross unrealized depreciation of $802,792.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Global Agriculture Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Australia - 2.4%
36,443	GrainCorp Ltd.	$186,394
293,697	Incitec Pivot Ltd.	864,075
48,085	Nufarm Ltd.	166,280
		1,216,749
	Brazil - 3.4%
75,900	Cosan SA Industria e Comercio*	1,091,096
76,800	Fertilizantes Fosfatados SA*	669,667
		1,760,763
	Canada - 12.4%
28,946	Agrium, Inc.	1,818,346
38,047	Potash Corp. of Saskatchewan, Inc.	3,975,181
69,001	Viterra, Inc.*	539,306
		6,332,833
	Chile - 3.6%
48,435	Sociedad Quimica y Minera de Chile SA, Class B	1,837,254

	China - 1.1%
848,000	China Bluechemical Ltd., H-Shares	543,828

	Denmark - 1.3%
8,764	Danisco A/S	666,392

	Germany - 5.0%
35,224	K+S AG	1,869,551
34,855	Suedzucker AG	672,281
		2,541,832
	Hong Kong - 3.9%
574,960	Chaoda Modern Agriculture (Holdings) Ltd.	618,245
709,000	China Agri-Industries Holdings Ltd.	802,548
1,290,000	Sinofert Holdings Ltd.*	569,797
		1,990,590
	Indonesia - 1.2%
289,500	Astra Agro Lestari Tbk PT	630,860

	Israel - 6.5%
160,632	Israel Chemicals Ltd.	1,992,763
1,415	Israel Corp. Ltd. (The)*	1,062,981
79,904	Makhteshim-Agan Industries Ltd.	278,993
		3,334,737
	Malaysia - 8.8%
139,300	Genting Plantations Bhd	306,539
1,224,600	IOI Corp. Bhd	1,971,063
196,200	Kuala Lumpur Kepong Bhd	1,041,137
217,800	PPB Group Bhd	1,187,253
		4,505,992
	Netherlands - 0.8%
6,431	Nutreco NV	388,460

	Norway - 3.9%
53,679	Yara International ASA	2,024,022

	Singapore - 10.0%
2,230,760	Golden Agri-Resources Ltd.	943,464
909,000	Wilmar International Ltd.	4,185,459
		5,128,923
	South Africa - 0.2%
7,743	Astral Foods Ltd.	120,325

	Switzerland - 6.9%
16,101	Syngenta AG	3,539,527

	Taiwan - 1.0%
180,000	Taiwan Fertilizer Co. Ltd.	497,698

	United States - 27.5%
73,325	Archer-Daniels-Midland Co.	2,006,172
26,474	Bunge Ltd.	1,314,434
12,771	CF Industries Holdings, Inc.	1,036,877
13,820	Corn Products International, Inc.	460,759
15,301	Darling International, Inc.*	124,856
11,706	Fresh Del Monte Produce, Inc.*	243,953
13,812	Intrepid Potash, Inc.*	334,250
74,773	Monsanto Co.	4,324,870
76,570	Mosaic Co. (The)	3,648,561
12,254	Scotts Miracle-Gro Co. (The), Class A	591,256
		14,085,988
	Total Common Stocks (Cost $53,910,298)	51,146,773

	Money Market Fund - 0.1%
20,275	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $20,275)	20,275

	Total Investments (Cost $53,930,573)(a)-100.0%	51,167,048
	Other assets less liabilities-0.0%	20,099
	Net Assets-100.0%	$51,187,147

Notes to Schedule of Investments:

Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $54,558,423. The net unrealized depreciation was $3,391,375 which consisted of aggregate gross unrealized appreciation of $2,621,304 and aggregate gross unrealized depreciation of $6,012,679.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Global Biotech Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Australia - 8.0%
9,012	CSL Ltd.	$270,360

	Austria - 0.9%
1,492	Intercell AG*	30,731

	Denmark - 0.4%
1,382	Genmab A/S*	14,739

	France - 0.2%
2,198	NicOx SA*	6,343

	Netherlands - 1.4%
2,506	Crucell NV*	48,058

	Spain - 3.0%
6,557	Grifols SA	73,063
6,838	Zeltia SA*	29,933
		102,996
	Switzerland - 4.7%
3,549	Actelion Ltd.*	142,910
295	Basilea Pharmaceutica AG*	16,058
		158,968
	United Kingdom - 0.6%
1,836	Genus PLC	20,559

	United States - 80.7%
1,173	Acorda Therapeutics, Inc.*	37,935
2,539	Alexion Pharmaceuticals, Inc.*	138,020
2,918	Alkermes, Inc.*	37,642
1,287	Alnylam Pharmaceuticals, Inc.*	19,755
4,800	Amgen, Inc.*	261,744
4,399	Amylin Pharmaceuticals, Inc.*	83,229
4,912	Biogen Idec, Inc.*	274,483
3,100	BioMarin Pharmaceutical, Inc.*	67,735
2,522	Celera Corp.*	16,872
4,956	Celgene Corp.*	273,323
18,761	Cell Therapeutics, Inc.*	7,354
2,250	Cephalon, Inc.*	127,688
1,815	Cepheid, Inc.*	30,038
1,784	Cubist Pharmaceuticals, Inc.*	38,499
3,452	Dendreon Corp.*	113,605
2,705	Genzyme Corp.*	188,160
2,999	Geron Corp.*	16,884
7,751	Gilead Sciences, Inc.*	258,263
2,820	Halozyme Therapeutics, Inc.*	20,219
5,355	Human Genome Sciences, Inc.*	138,909
3,648	Incyte Corp.*	47,497
3,027	Isis Pharmaceuticals, Inc.*	29,937
1,024	Martek Biosciences Corp.*	21,187
1,031	Medivation, Inc.*	9,805
2,967	Myriad Genetics, Inc.*	43,051
1,912	Onyx Pharmaceuticals, Inc.*	49,712
3,683	PDL BioPharma, Inc.	22,908
2,513	Regeneron Pharmaceuticals, Inc.*	60,790
2,060	Savient Pharmaceuticals, Inc.*	28,222
3,094	Seattle Genetics, Inc.*	37,685
2,207	Theravance, Inc.*	32,686
1,680	United Therapeutics Corp.*	82,135
3,915	Vertex Pharmaceuticals, Inc.*	131,779
		2,747,751
	Total Common Stocks (Cost $3,606,506)	3,400,505

	Money Market Fund - 0.1%
2,719	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,719)	2,719

	Total Investments (Cost $3,609,225)(a)-100.0%	3,403,224
	Other assets less liabilities-0.0%	1,390
	Net Assets-100.0%	$3,404,614

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $3,674,623. The net unrealized depreciation was $271,399 which consisted of aggregate gross unrealized appreciation of $277,747 and aggregate gross unrealized depreciation of $549,146.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Global Clean Energy Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 0.5%
1,232,160	Infigen Energy	$870,022

	Austria - 1.7%
77,173	Verbund AG	2,737,729

	Belgium - 1.8%
2,729,872	Hansen Transmissions International NV*	2,913,584

	Bermuda - 2.1%
33,500,000	China WindPower Group Ltd.*	3,408,067

	Brazil - 2.8%
1,420,100	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA*	726,497
204,000	Cosan SA Industria e Comercio*	2,932,591
89,700	Sao Martinho SA	811,723
		4,470,811
	Canada - 0.4%
125,406	5N Plus, Inc.*	629,496

	Cayman Islands - 4.1%
10,610,000	GCL Poly Energy Holdings Ltd.*	2,459,371
1,113,500	Neo-Neon Holdings Ltd.	648,134
123,933	Trina Solar Ltd. ADR*	2,694,304
1,036,000	Wasion Group Holdings Ltd.	833,827
		6,635,636
	China - 9.7%
243,200	BYD Co. Ltd., H-Shares	1,673,969
1,439,000	China High Speed Transmission Equipment Group Co. Ltd.	3,291,091
3,251,000	China Longyuan Power Group Corp., H-Shares*	3,416,200
476,521	JA Solar Holdings Co. Ltd. ADR*	2,835,300
233,669	Suntech Power Holdings Co. Ltd. ADR*	2,322,670
212,302	Yingli Green Energy Holding Co. Ltd. ADR*	2,318,338
		15,857,568
	Denmark - 5.4%
22,919	Novozymes A/S, Class B	2,927,211
27,735	Rockwool International A/S, Class B	2,526,411
69,720	Vestas Wind Systems A/S*	3,388,756
		8,842,378
	Finland - 1.6%
112,431	Fortum Oyj	2,614,579

	France - 5.3%
94,011	EDF Energies Nouvelles SA	4,014,811
58,580	Saft Groupe SA	2,007,545
95,927	Sechilienne-Sidec	2,594,452
		8,616,808
	Germany - 8.0%
63,766	Centrotherm Photovoltaics AG*	2,587,764
95,929	Nordex SE*	980,189
16,815	Phoenix Solar AG	731,679
297,725	Q-Cells SE*	2,260,153
22,408	Roth & Rau AG*	741,505
21,083	SMA Solar Technology AG	2,605,237
25,506	Solar Millennium AG*	712,434
176,764	Solarworld AG	2,398,450
		13,017,411
	Ireland - 1.3%
307,736	Kingspan Group PLC*	2,156,940

	Japan - 4.8%
278,000	GS Yuasa Corp.	1,790,030
607,000	Meidensha Corp.	1,884,180
35,700	NPC, Inc.	715,977
1,403,000	Sanyo Electric Co. Ltd.*	2,201,800
306,000	Takuma Co. Ltd.*	720,332
42,300	Tanaka Chemical Corp.	524,723
		7,837,042
	New Zealand - 1.6%
622,016	Contact Energy Ltd.*	2,568,177

	Norway - 1.3%
781,980	Renewable Energy Corp. ASA*	2,152,817

	Philippines - 1.6%
26,321,250	Energy Development Corp.	2,554,115

	Spain - 10.2%
122,132	Abengoa SA	3,206,932
39,089	Acciona SA	3,444,575
522,386	EDP Renovaveis SA*	3,119,025
335,839	Gamesa Corp. Tecnologica SA*	2,930,581
956,565	Iberdrola Renovables SA	3,347,326
280,492	Solaria Energia y Medio Ambiente SA*	581,025
		16,629,464
	Switzerland - 2.1%
1,772	Gurit Holding AG	897,644
91,943	Meyer Burger Technology AG*	2,469,389
		3,367,033
	Taiwan - 1.9%
855,000	Epistar Corp.	2,350,727
326,000	Neo Solar Power Corp.*	754,886
		3,105,613
	United Kingdom - 0.8%
373,539	eaga PLC	620,099
729,931	PV Crystalox Solar PLC	677,313
		1,297,412
	United States - 30.9%
49,554	A.O. Smith Corp.	2,709,613
211,888	A123 Systems, Inc.*	2,284,153
165,091	Advanced Battery Technologies, Inc.*	584,422
110,705	American Superconductor Corp.*	3,337,756
62,579	Baldor Electric Co.	2,391,769
403,040	Broadwind Energy, Inc.*	1,201,059
993,485	Capstone Turbine Corp.*	983,550
149,848	Covanta Holding Corp.	2,258,209

36,375	Cree, Inc.*	$2,576,805
92,605	Echelon Corp.*	702,872
153,690	Ener1, Inc.*	502,566
101,907	Energy Conversion Devices, Inc.*	493,230
22,005	EnerNOC, Inc.*	733,647
18,673	First Solar, Inc.*	2,342,528
36,139	Fuel Systems Solutions, Inc.*	1,098,987
688,817	FuelCell Energy, Inc.*	902,350
396,812	GT Solar International, Inc.*	2,571,342
116,560	International Rectifier Corp.*	2,276,417
35,919	Itron, Inc.*	2,337,249
84,801	Johnson Controls, Inc.	2,443,117
46,792	Maxwell Technologies, Inc.*	591,451
205,699	MEMC Electronic Materials, Inc.*	1,966,482
91,191	Ormat Technologies, Inc.	2,536,934
89,241	Polypore International, Inc.*	2,191,759
73,941	Power Integrations, Inc.	2,613,814
97,585	Power-One, Inc.*	1,212,982
21,086	Rubicon Technology, Inc.*	637,851
163,114	SunPower Corp., Class A*	2,027,507
38,212	Universal Display Corp.*	787,549
96,746	Zoltek Cos., Inc.*	1,010,996
		50,308,966
	Total Common Stocks and Other Equity Interests (Cost $182,228,364)	162,591,668

	Money Market Fund - 0.0%
8,849	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $8,849)	8,849

	Total Investments (Cost $182,237,213)(a)-99.9%	162,600,517
	Other assets less liabilities-0.1%	121,230
	Net Assets-100.0%	$162,721,747

Investment Abbreviations:

ADR       - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $199,024,555. The net unrealized depreciation was $36,424,038 which consisted of aggregate gross unrealized appreciation of $20,388,796 and aggregate gross unrealized depreciation of $56,812,834.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Global Coal Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 18.3%
38,304	Aquila Resources Ltd.*	$256,593
46,648	Centennial Coal Co. Ltd.	252,524
6,666	Coal & Allied Industries Ltd.	585,337
22,670	Energy Resources of Australia Ltd.	282,793
27,943	Extract Resources Ltd.*	169,226
96,056	New Hope Corp. Ltd.	409,557
84,252	Paladin Energy Ltd.*	293,636
25,014	Riversdale Mining Ltd.*	231,647
		2,481,313
	Bermuda - 2.0%
725,000	Mongolia Energy Co. Ltd.*	273,553

	Canada - 9.3%
42,254	Cameco Corp.	1,074,042
69,854	Uranium One, Inc.*	189,226
		1,263,268
	China - 21.3%
380,000	China Coal Energy Co., H-Shares	530,456
261,000	China Shenhua Energy Co. Ltd., H-Shares	1,004,958
157,500	Inner Mongolia Yitai Coal Co., Class B	849,712
232,000	Yanzhou Coal Mining Co. Ltd., H-Shares	498,334
		2,883,460
	Indonesia - 15.1%
2,433,000	Adaro Energy Tbk PT	543,778
2,302,500	Bumi Resources Tbk PT	442,566
129,500	Indo Tambangraya Megah PT	542,689
273,500	Tambang Batubara Bukit Asam Tbk PT	510,415
		2,039,448
	Singapore - 1.5%
134,000	Straits Asia Resources Ltd.	204,023

	Thailand - 3.8%
26,650	Banpu PCL	515,247

	United States - 28.6%
4,326	Alliance Resource Partners LP	225,947
14,353	Alpha Natural Resources, Inc.*	550,151
19,311	Arch Coal, Inc.	457,478
23,626	CONSOL Energy, Inc.	885,502
12,071	Massey Energy Co.	369,131
10,800	Patriot Coal Corp.*	130,248
26,325	Peabody Energy Corp.	1,188,574
13,383	USEC, Inc.*	74,008
		3,881,039
	Total Common Stocks and Other Equity Interests (Cost $11,465,457)	13,541,351

	Money Market Fund - 0.1%
5,708	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $5,708)	5,708

	Total Investments (Cost $11,471,165)(a)-100.0%	13,547,059
	Other assets less liabilities-0.0%	5,408
	Net Assets-100.0%	$13,552,467

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $11,785,716. The net unrealized appreciation was $1,761,343 which consisted of aggregate gross unrealized appreciation of $2,527,093 and aggregate gross unrealized depreciation of $765,750.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Global Gold and Precious Metals Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 7.7%
15,641	Kingsgate Consolidated Ltd.	$138,475
382,093	Lihir Gold Ltd.	1,407,771
65,683	Newcrest Mining Ltd.	1,944,922
		3,491,168
	Bermuda - 0.7%
74,988	Aquarius Platinum Ltd.	319,903

	Canada - 42.8%
27,061	Agnico-Eagle Mines Ltd.	1,508,921
17,794	Alamos Gold, Inc.	267,268
25,875	Aurizon Mines Ltd.*	129,381
85,519	Barrick Gold Corp.	3,508,940
87,226	Eldorado Gold Corp.	1,414,315
18,461	Franco-Nevada Corp.	561,564
22,348	Gammon Gold, Inc.*	132,576
83,844	Goldcorp, Inc.	3,280,658
41,827	Golden Star Resources Ltd.*	170,565
59,818	IAMGOLD Corp.	941,453
13,664	Jaguar Mining, Inc.*	111,307
106,243	Kinross Gold Corp.	1,740,200
10,702	Minefinders Corp. Ltd.*	91,959
63,058	New Gold, Inc.*	311,020
47,200	Northgate Minerals Corp.*	139,774
35,776	NovaGold Resources, Inc.*	221,266
54,571	Osisko Mining Corp.*	688,794
17,333	Pan American Silver Corp.	398,342
37,625	Red Back Mining, Inc.*	950,534
40,700	SEMAFO, Inc.*	282,148
12,794	Silver Standard Resources, Inc.*	209,559
55,498	Silver Wheaton Corp.*	1,044,814
26,724	Silvercorp Metals, Inc.	175,401
118,926	Yamana Gold, Inc.	1,116,573
		19,397,332
	China - 2.0%
236,500	Zhaojin Mining Industry Co. Ltd., H-Shares	511,654
650,000	Zijin Mining Group Co. Ltd., H-Shares	419,360
		931,014
	Jersey Island - 2.9%
14,617	Randgold Resources Ltd.	1,311,693

	Mexico - 3.0%
64,445	Industrias Penoles SAB de CV	1,351,251

	Russia - 1.9%
64,754	Polymetal GDR*	848,925

	South Africa - 23.7%
37,181	Anglo Platinum Ltd.*	3,578,718
56,565	AngloGold Ashanti Ltd.	2,283,108
114,199	Gold Fields Ltd.	1,537,757
69,061	Harmony Gold Mining Co. Ltd.	690,724
76,261	Impala Platinum Holdings Ltd.	2,062,048
34,936	Mvelaphanda Resources Ltd.*	209,124
58,350	Northam Platinum Ltd.	351,516
		10,712,995
	United Kingdom - 6.0%
116,280	Fresnillo PLC	1,877,513
22,495	Gem Diamonds Ltd.*	77,012
31,310	Lonmin PLC*	769,843
		2,724,368
	United States - 9.3%
12,700	Coeur d’Alene Mines Corp.*	193,421
65,893	Newmont Mining Corp.	3,683,419
7,407	Royal Gold, Inc.	326,871
		4,203,711
	Total Common Stocks and Other Equity Interests (Cost $40,020,245)	45,292,360

	Money Market Fund - 0.1%
18,838	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $18,838)	18,838

	Total Investments (Cost $40,039,083)(a)-100.1%	45,311,198
	Liabilities in excess of other assets-(0.1%)	(26,826)
	Net Assets-100.0%	$45,284,372

Investment Abbreviations:

GDR        - Global Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $40,249,479. The net unrealized appreciation was $5,061,719 which consisted of aggregate gross unrealized appreciation of $6,171,312 and aggregate gross unrealized depreciation of $1,109,593.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Global Nuclear Energy Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 5.2%
59,328	Energy Resources of Australia Ltd.	$740,078
318,563	Paladin Energy Ltd.*	1,110,260
11,393	Silex Systems Ltd.*	47,649
		1,897,987
	Canada - 11.5%
45,209	Cameco Corp.	1,149,154
334,286	Denison Mines Corp.*	509,568
276,991	Equinox Minerals Ltd.*	1,253,243
485,947	Uranium One, Inc.*	1,316,367
		4,228,332
	France - 10.6%
6,463	Areva SA CI	3,071,613
17,516	Electricite de France SA	744,383
502	Sperian Protection	75,374
		3,891,370
	Germany - 5.1%
36,395	E.ON AG	1,085,575
8,747	RWE AG	617,527
4,866	SGL Carbon SE*	168,724
		1,871,826
	India - 1.9%
18,126	Larsen & Toubro Ltd. GDR	696,038

	Japan - 23.1%
231,000	Hitachi Ltd.*	938,288
3,400	Hokkaido Electric Power Co., Inc.	72,661
4,000	Hokuriku Electric Power Co.	88,299
33,000	Japan Steel Works Ltd. (The)	317,586
42,000	JGC Corp.	692,569
30,400	Kansai Electric Power Co., Inc. (The)	734,567
17,000	Kyushu Electric Power Co., Inc.	383,510
185,000	Mitsubishi Heavy Industries Ltd.	691,669
5,600	Shikoku Electric Power Co., Inc.	164,717
72,400	Sumitomo Electric Industries Ltd.	843,803
3,000	Taihei Dengyo Kaisha Ltd.	21,255
31,500	Tokyo Electric Power Co., Inc. (The)	862,561
350,000	Toshiba Corp.*	1,825,525
4,000	Toshiba Plant Systems & Services Corp.	47,450
216,000	Toyo Engineering Corp.	675,467
22,100	Yokogawa Electric Corp.	130,570
		8,490,497
	Netherlands - 0.6%
10,195	Chicago Bridge & Iron Co. NV*	229,489

	South Korea - 4.7%
11,372	Doosan Heavy Industries and Construction Co. Ltd.	741,104
7,497	KEPCO Engineering & Construction, Inc.	690,719
9,940	Korea Electric Power Corp.*	278,941
		1,710,764
	Switzerland - 0.1%
344	BKW FMB Energie AG	23,673

	United Kingdom - 1.2%
50,492	Serco Group PLC	437,683

	United States - 35.9%
10,898	AMETEK, Inc.	482,455
4,791	Belden, Inc.	114,457
1,749	CIRCOR International, Inc.	54,709
12,957	Constellation Energy Group, Inc.	409,441
4,699	Curtiss-Wright Corp.	142,333
42,984	Duke Energy Corp.	735,026
22,573	Emerson Electric Co.	1,118,266
4,470	Entergy Corp.	346,470
25,865	Exelon Corp.	1,081,933
6,350	Federal Signal Corp.	37,846
11,657	FirstEnergy Corp.	439,469
5,745	Flowserve Corp.	569,674
14,198	Fluor Corp.	685,621
5,339	General Cable Corp.*	141,697
55,040	General Electric Co.	887,245
5,537	Kirby Corp.*	212,842
962	Landauer, Inc.	60,385
10,005	Lightbridge Corp.*	62,031
23,683	McDermott International, Inc.*	556,787
3,108	Mine Safety Appliances Co.	77,855
5,133	MKS Instruments, Inc.*	110,154
6,924	NextEra Energy, Inc.	362,125
16,501	Parker Hannifin Corp.	1,025,042
12,592	Progress Energy, Inc.	530,249
29,982	SAIC, Inc.*	498,601
18,800	Shaw Group, Inc. (The)*	602,352
5,113	SPX Corp.	304,530
1,943	Team, Inc.*	27,591
20,024	Thermo Fisher Scientific, Inc.*	898,277
112,309	USEC, Inc.*	621,069
		13,196,532
	Total Common Stocks and Other Equity Interests (Cost $39,273,651)	36,674,191

	Money Market Fund - 0.0%
6,488	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $6,488)	6,488

	Total Investments (Cost $39,280,139)(a)-99.9%	36,680,679
	Other assets less liabilities-0.1%	24,335
	Net Assets-100.0%	$36,705,014

Investment Abbreviations:
CI	- Investment Certificate
GDR	- Global Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $43,522,441. The net unrealized depreciation was $6,841,762 which consisted of aggregate gross unrealized appreciation of $2,454,384 and aggregate gross unrealized depreciation of $9,296,146.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Global Progressive Transportation Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Canada - 7.6%
27,839	Bombardier, Inc., Class B	$125,957
2,111	Canadian National Railway Co.	132,930
7,355	Westport Innovations, Inc.*	146,291
		405,178
	Chile - 2.6%
3,693	Sociedad Quimica y Minera de Chile SA ADR	140,297

	China - 5.0%
15,000	BYD Co. Ltd., H-Shares	103,246
116,000	Dongfeng Motor Group Co. Ltd., H-Shares	161,929
		265,175
	Denmark - 2.5%
16	A P Moller - Maersk A/S, Class B	134,892

	France - 7.9%
2,693	Alstom SA	140,899
1,871	Faiveley Transport	142,913
3,915	Saft Groupe SA	134,167
		417,979
	Germany - 2.7%
4,086	SGL Carbon SE*	141,678

	Hong Kong - 2.8%
19,000	Orient Overseas International Ltd.*	148,518

	Italy - 4.9%
9,467	Ansaldo STS SpA	123,706
47,465	Piaggio & C. SpA	135,424
		259,130
	Japan - 6.8%
19,000	GS Yuasa Corp.	122,340
6,300	Keihin Corp.	113,627
27,000	Kinki Sharyo Co. Ltd. (The)	126,183
		362,150
	Netherlands - 2.4%
3,051	Koninklijke Boskalis Westminster NV	125,943

	South Korea - 2.7%
519	LG Chem Ltd.	144,328

	Spain - 2.5%
6,066	Telvent GIT SA*	130,601

	Switzerland - 5.2%
1,253	Kuehne + Nagel International AG	133,773
1,614	Panalpina Welttransport Holding AG*	144,932
		278,705
	Taiwan - 7.7%
56,000	Chinese Maritime Transport Ltd.	122,334
42,400	Giant Manufacturing Co. Ltd.	147,537
86,750	Merida Industry Co. Ltd.	141,048
		410,919
	United Kingdom - 6.9%
7,727	BG Group PLC	123,614
21,719	FirstGroup PLC	125,138
45,695	Stagecoach Group PLC	120,440
		369,192
	United States - 29.8%
114,626	Capstone Turbine Corp.*	113,480
7,617	Clean Energy Fuels Corp.*	143,809
2,448	CSX Corp.	129,059
42,399	Ener1, Inc.*	138,645
4,474	Fuel Systems Solutions, Inc.*	136,054
10,529	Maxwell Technologies, Inc.*	133,087
2,246	Norfolk Southern Corp.	126,382
3,306	Overseas Shipholding Group, Inc.	129,694
2,844	Reliance Steel & Aluminum Co.	111,712
1,735	Union Pacific Corp.	129,553
4,269	WABCO Holdings, Inc.*	165,125
2,894	Wabtec Corp.	129,101
		1,585,701
	Total Investments (Cost $4,900,374)(a)-100.0%	5,320,386
	Other assets less liabilities-0.0%	26
	Net Assets-100.0%	$5,320,412

Investment Abbreviations:

ADR       - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $4,948,859. The net unrealized appreciation was $371,527 which consisted of aggregate gross unrealized appreciation of $755,033 and aggregate gross unrealized depreciation of $383,506.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Global Steel Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Australia - 6.7%
48,303	BlueScope Steel Ltd.*	$103,631
82,311	Fortescue Metals Group Ltd.*	319,657
28,652	Mount Gibson Iron Ltd.*	43,056
11,602	Murchison Metals Ltd.*	19,220
35,330	OneSteel Ltd.	95,628
5,317	Sims Metal Management Ltd.	85,675
		666,867
	Austria - 1.4%
4,474	Voestalpine AG	143,095

	Brazil - 10.9%
40,200	Cia Siderurgica Nacional SA	666,325
13,200	Gerdau SA	139,785
12,600	MMX Mineracao e Metalicos SA*	85,015
6,700	Usinas Siderurgicas de Minas Gerais SA	194,649
		1,085,774
	Canada - 0.5%
6,135	Consolidated Thompson Iron Mines Ltd.*	49,082

	Chile - 1.5%
3,982	CAP SA	146,125

	China - 0.7%
28,000	Angang Steel Co. Ltd., H-Shares	42,259
46,000	Maanshan Iron & Steel Co. Ltd., H-Shares	25,650
		67,909
	Finland - 1.5%
4,850	Outokumpu Oyj	80,372
3,738	Rautaruukki Oyj	72,172
		152,544
	Germany - 5.2%
1,601	Salzgitter AG	106,959
13,710	ThyssenKrupp AG	406,703
		513,662
	Hong Kong - 0.4%
218,000	Shougang Concord International Enterprises Co. Ltd.*	36,776

	Japan - 20.1%
12,000	Daido Steel Co. Ltd.	57,189
10,000	Hitachi Metals Ltd.	113,316
16,400	JFE Holdings, Inc.	506,231
83,000	Kobe Steel Ltd.	173,356
2,500	Maruichi Steel Tube Ltd.	49,677
181,000	Nippon Steel Corp.	616,144
3,500	Nippon Yakin Kogyo Co. Ltd.*	11,147
27,000	Nisshin Steel Co. Ltd.	45,176
128,000	Sumitomo Metal Industries Ltd.	308,701
4,100	Tokyo Steel Manufacturing Co. Ltd.	48,920
1,900	Yamato Kogyo Co. Ltd.	46,217
5,000	Yodogawa Steel Works Ltd.	20,944
		1,997,018
	Luxembourg - 12.9%
25,515	ArcelorMittal	777,505
11,668	Evraz Group SA GDR*	310,952
5,342	Ternium SA ADR	190,977
		1,279,434
	Russia - 2.4%
11,092	Mechel ADR	241,584

	South Africa - 5.7%
11,878	ArcelorMittal South Africa Ltd.*	138,331
8,513	Kumba Iron Ore Ltd.	431,256
		569,587
	South Korea - 11.0%
1,650	Dongkuk Steel Mill Co. Ltd.	33,472
2,140	Hyundai Hysco	33,916
2,262	Hyundai Steel Co.	195,976
2,000	POSCO	831,731
		1,095,095
	Spain - 1.1%
6,643	Acerinox SA	114,110

	Sweden - 0.9%
6,416	SSAB AB, Class A	92,738

	Taiwan - 3.9%
360,738	China Steel Corp.	341,673
15,000	Feng Hsin Iron & Steel Co. Ltd.	21,463
25,495	Tung Ho Steel Enterprise Corp.	22,357
		385,493
	Turkey - 1.2%
42,636	Eregli Demir ve Celik Fabrikalari TAS*	118,866

	United States - 11.8%
2,928	AK Steel Holding Corp.	40,963
2,617	Allegheny Technologies, Inc.	124,595
1,172	Carpenter Technology Corp.	40,961
3,603	Cliffs Natural Resources, Inc.	203,822
3,008	Commercial Metals Co.	43,285
8,392	Nucor Corp.	328,463
1,967	Reliance Steel & Aluminum Co.	77,264
741	Schnitzer Steel Industries, Inc., Class A	33,953
5,765	Steel Dynamics, Inc.	82,555
3,820	United States Steel Corp.	169,340
2,110	Worthington Industries, Inc.	30,236
		1,175,437
	Total Common Stocks and Other Equity Interests (Cost $10,413,138)	9,931,196

	Money Market Fund - 0.1%
7,478	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $7,478)	7,478

	Total Investments (Cost $10,420,616)(a)-99.9%	9,938,674
	Other assets less liabilities-0.1%	11,862
	Net Assets-100.0%	$9,950,536

Investment Abbreviations:

ADR         - American Depositary Receipt

GDR         - Global Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $10,542,939. The net unrealized depreciation was $604,265 which consisted of aggregate gross unrealized appreciation of $515,380 and aggregate gross unrealized depreciation of $1,119,645.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Global Water Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Brazil - 2.1%
323,700	Cia de Saneamento Basico do Estado de Sao Paulo	$6,425,240

	Canada - 5.5%
314,084	GLV, Inc., Class A*	2,622,576
623,372	Stantec, Inc.*	14,646,927
		17,269,503
	Finland - 7.9%
1,064,978	Kemira Oyj	14,290,761
646,383	Uponor Oyj	10,458,972
		24,749,733
	France - 9.8%
843,534	Suez Environnement Co.	15,693,083
567,546	Veolia Environnement	15,065,244
		30,758,327
	Germany - 3.4%
15,878	KSB AG	10,731,817

	Hong Kong - 2.2%
13,663,909	Guangdong Investment Ltd.	6,844,799

	Italy - 2.3%
627,849	ACEA SpA*	7,214,418

	Japan - 9.8%
2,056,000	Ebara Corp.*	7,805,493
425,400	Kurita Water Industries Ltd.	11,795,940
1,739,000	Organo Corp.	11,117,078
		30,718,511
	Malaysia - 2.1%
7,609,200	Puncak Niaga Holding Bhd	6,649,977

	Netherlands - 5.8%
793,765	Arcadis NV	15,372,140
181,083	Wavin NV*	2,595,063
		17,967,203
	Singapore - 3.9%
5,098,000	Hyflux Ltd.	12,111,758

	Switzerland - 3.2%
61,410	Geberit AG	9,995,816

	United Kingdom - 10.2%
2,935,556	Halma PLC	12,757,710
568,823	Severn Trent PLC	11,669,918
822,555	United Utilities Group PLC	7,535,988
		31,963,616
	United States - 31.8%
310,791	American Water Works Co., Inc.	6,644,712
376,059	Aqua America, Inc.	7,329,390
311,245	Danaher Corp.	11,954,920
184,454	Itron, Inc.*	12,002,422
204,430	ITT Corp.	9,632,742
552,517	Nalco Holding Co.	13,475,890
293,397	Pentair, Inc.	10,034,177
699,660	Tetra Tech, Inc.*	14,671,870
191,426	Valmont Industries, Inc.	13,600,817
		99,346,940
	Total Investments (Cost $315,129,266)(a)-100.0%	312,747,658
	Other assets less liabilities-0.0%	41,910
	Net Assets-100.0%	$312,789,568

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $333,338,873. The net unrealized depreciation was $20,591,215 which consisted of aggregate gross unrealized appreciation of $20,918,525 and aggregate gross unrealized depreciation of $41,509,740.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Global Wind Energy Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 3.7%
1,575,298	Infigen Energy	$1,112,310

	Belgium - 3.1%
868,829	Hansen Transmissions International NV*	927,299

	Bermuda - 4.1%
12,170,000	China WindPower Group Ltd.*	1,238,095

	China - 13.6%
509,000	China High Speed Transmission Equipment Group Co. Ltd.	1,164,118
2,770,000	China Longyuan Power Group Corp., H-Shares*	2,910,758
		4,074,876
	Denmark - 10.8%
93,862	Greentech Energy Systems A/S*	241,238
61,334	Vestas Wind Systems A/S*	2,981,153
		3,222,391
	France - 4.7%
32,799	EDF Energies Nouvelles SA	1,400,706

	Germany - 11.8%
13,427	E.ON AG	400,495
124,367	Nordex SE*	1,270,764
86,813	PNE Wind AG*	228,462
7,746	Repower Systems AG*	1,180,703
4,540	Siemens AG	442,361
		3,522,785
	Greece - 3.5%
212,852	Terna Energy SA	1,048,207

	Italy - 1.1%
66,295	Enel SpA	325,396

	Japan - 2.4%
292	Japan Wind Development Co. Ltd.*	471,729
24,000	Mitsubishi Heavy Industries Ltd.	89,730
646	Mitsui & Co. Ltd. ADR	166,254
		727,713
	Spain - 25.9%
449	Acciona SA	39,567
518,483	EDP Renovaveis SA*	3,095,721
7,476	Endesa SA	185,006
123,099	Gamesa Corp. Tecnologica SA*	1,074,180
957,207	Iberdrola Renovables SA	3,349,572
		7,744,046
	Switzerland - 2.5%
16,422	ABB Ltd. ADR*	331,396
818	Gurit Holding AG	414,375
		745,771
	United Kingdom - 1.7%
36,242	Centrica PLC	172,489
426,216	Clipper Windpower PLC*	260,657
11,934	International Power PLC	66,910
		500,056
	United States - 11.0%
4,720	AES Corp. (The)*	48,663
39,056	American Superconductor Corp.*	1,177,538
207,720	Broadwind Energy, Inc.*	619,005
2,300	Edison International	76,245
26,692	General Electric Co.	430,275
2,919	NextEra Energy, Inc.	152,664
3,224	Xcel Energy, Inc.	70,896
67,008	Zoltek Cos., Inc.*	700,234
		3,275,520
	Total Investments (Cost $35,431,123)(a)-99.9%	29,865,171
	Other assets less liabilities-0.1%	23,954
	Net Assets-100.0%	$29,889,125

Investment Abbreviations:

ADR              - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $40,562,446. The net unrealized depreciation was $10,697,275 which consisted of aggregate gross unrealized appreciation of $2,562,561 and aggregate gross unrealized depreciation of $13,259,836.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares International Corporate Bond Portfolio

July 31, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds — 94.6%
	Australia — 7.6%
$100,000	National Australia Bank Ltd.	8.250%	05/20/13	$96,252
150,000	Westpac Banking Corp., Series E, MTN	4.250	09/22/16	206,506
				302,758
	Canada — 8.8%
125,000	Bank of Montreal, Series DPNT	3.930	04/27/15	126,233
125,000	Bank of Nova Scotia, Series DPNT	3.350	11/18/14	123,321
100,000	Toronto-Dominion Bank (The), Series DPNT	4.854	02/13/13	103,735
				353,289
	France — 11.3%
100,000	Electricite de France SA, Series EmTN, MTN	4.625	09/11/24	137,760
75,000	France Telecom SA, Series E, MTN	4.750	02/21/17	108,290
50,000	Societe Generale, Series E, MTN	3.750	08/21/14	68,048
100,000	Veolia Environnement, Series E, MTN	4.375	01/16/17	138,676
				452,774
	Germany — 1.9%
50,000	Deutsche Bank AG, Series E, MTN	5.125	08/31/17	73,418

	Italy — 6.7%
100,000	ENI SpA	4.125	09/16/19	134,851
100,000	Telecom Italia SpA, Series E, MTN	5.250	02/10/22	133,692
				268,543
	Luxembourg — 2.5%
100,000	Nestle Finance International Ltd., Series E, MTN	2.000	08/05/13	99,538

	Netherlands — 10.7%
100,000	Rabobank Nederland NV, Series E, MTN	3.000	02/16/15	133,780
100,000	RWE Finance BV, Series E, MTN	6.625	01/31/19	161,330
90,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.125	02/20/17	133,585
				428,695
	Spain — 1.7%
50,000	Telefonica Emisiones SAU, Series E, MTN	3.406	03/24/15	65,398

	Sweden — 1.7%
50,000	Volvo Treasury AB, Series E, MTN	5.000	05/31/17	68,951

	Switzerland — 6.7%
125,000	Credit Suisse/London, Series E, MTN	3.875	01/25/17	166,185
100,000	Swisscom AG	3.250	09/14/18	103,076
				269,261
	United Kingdom — 27.1%
250,000	Barclays Bank PLC, Series E, MTN	5.750	08/17/21	420,861
150,000	GlaxoSmithKline Capital PLC, Series E, MTN	5.250	12/19/33	237,973
100,000	HSBC Bank PLC, Series E, MTN	3.750	11/30/16	133,194
175,000	Lloyds TSB Bank PLC, Series E, MTN	6.375	04/15/14	294,266
				1,086,294
	United States — 7.9%
100,000	BMW US Capital LLC, Series E, MTN	5.000	05/28/15	144,555

$15,000,000	General Electric Capital Corp., Series E, MTN	1.000%	03/21/12	$173,010
				317,565
	Total Investments (Cost $3,510,752)(a)— 94.6%			3,786,484
	Other assets less liabilities—5.4%			217,871
	Net Assets—100.0%			$4,004,355

Investment Abbreviations:

MTN               - Medium-Term Note

Notes to Schedule of Investments:

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $3,510,752. The net unrealized appreciation was $275,732 which consisted of aggregate gross unrealized appreciation of $275,732 and aggregate gross unrealized depreciation of $0.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares MENA Frontier Countries Portfolio

July 31, 2010 (Unaudited)

Number of Shares				Value
	Common Stocks and Other Equity Interests - 101.4%
	Egypt - 19.7%
114,076	Commercial International Bank Egypt SAE			$788,988
5,649	Egyptian Co. for Mobile Services			159,076
53,689	Egyptian Financial Group-Hermes Holding SAE			264,254
119,578	Egyptian Kuwaiti Holding Co.			174,584
9,287	ElSewedy Electric Co.*			110,561
29,652	Ezz Steel*			94,038
18,157	Orascom Construction Industries			761,186
502,046	Orascom Telecom Holding SAE			454,404
96,598	Talaat Moustafa Group*			124,030
66,576	Telecom Egypt			200,627
				3,131,748
	Jordan - 9.4%
102,495	Arab Bank PLC			1,503,212

	Kuwait - 20.4%
66,000	Agility DGS			99,809
75,000	Boubyan Bank KSC*			135,581
45,000	Boubyan Petrochemicals Co.*			82,913
60,000	Burgan Bank SAK*			71,962
110,000	Gulf Bank KSC*			168,260
132,606	Kuwait Finance House KSC			479,438
299,500	Mobile Telecommunications Co. KSC			1,249,435
175,150	National Bank of Kuwait SAK			742,858
127,500	National Industries Group Holding*			130,758
12,500	National Mobile Telecommunication Co. KSC			79,958
				3,240,972
	Lebanon - 4.2%
32,325	Solidere, S Shares GDR			670,744

	Morocco - 15.9%
1,561	Alliances Developpement Immobilier SA			137,458
12,130	Banque Centrale Populaire			438,477
35,090	Douja Promotion Groupe Addoha SA*			470,888
48,360	Maroc Telecom			849,430
3,343	ONA SA			632,206
				2,528,459
	Oman - 2.0%
148,135	Bank Muscat SAOG			316,278

	Qatar - 7.4%
17,516	Commercial Bank of Qatar			338,332
118,920	Masraf Al Rayan*			460,708
172,209	Vodafone Qatar*			373,797
				1,172,837
	United Arab Emirates - 22.4%
312,000	Aabar Investments PJSC*			163,095
1,087,700	Air Arabia			250,237
325,000	Aldar Properties PJSC			217,672
188,281	Arabtec Holding Co.*			90,220
1,000,000	Dana Gas PJSC*			212,363
1,879,574	DP World Ltd.			911,593
512,703	Dubai Financial Market			203,800
180,546	Dubai Islamic Bank PJSC			96,345
945,567	Emaar Properties PJSC*			839,257
187,500	National Bank of Abu Dhabi PJSC			581,957
				3,566,539
	Total Common Stocks and Other Equity Interests (Cost $15,352,447)			16,130,789

	Rights - 0.0%
	Morocco - 0.0%
35,090	Douja Promotion Groupe Addoha SA, expiring 8/12/2010*			8,218

Principal Amount	Interest Rate		Maturity Date
	Convertible Bonds - 0.1%
	Oman - 0.1%
$3,199	Bank Muscat SAOG (Cost $8,310)	7.00%	03/20/14	8,725

	Total Investments (Cost $15,360,757)(a)-101.5%			16,147,732
	Liabilities in excess of other assets-(1.5%)			(241,369)
	Net Assets-100.0%			$15,906,363

Investment Abbreviations:

GDR            - Global Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $19,898,962. The net unrealized depreciation was $3,751,230 which consisted of aggregate gross unrealized appreciation of $1,536,190 and aggregate gross unrealized depreciation of $5,287,420.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares RiverFront Tactical Growth & Income Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Exchange Traded Funds - 100.0%
	Currency Fund - 2.0%
9,153	WisdomTree Dreyfus Brazilian Real Fund	$251,433

	Domestic Equity Funds - 34.8%
13,730	JPMorgan Alerian MLP Index ETN (The)	454,188
12,394	PowerShares Active U.S. Real Estate Fund(=)	523,290
84,269	PowerShares Dividend Achievers Portfolio(=)	1,065,160
17,618	PowerShares Dynamic Consumer Discretionary Sector Portfolio(=)	374,030
4,775	PowerShares Dynamic Consumer Staples Sector Portfolio(=)	125,009
10,952	PowerShares Dynamic Healthcare Sector Portfolio(=)	253,429
13,161	PowerShares Dynamic Industrials Sector Portfolio(=)	314,285
6,164	PowerShares Dynamic Mid Cap Portfolio(=)	133,081
22,843	PowerShares Dynamic Technology Sector Portfolio(=)*	495,419
76,915	PowerShares High Yield Equity Dividend Achievers Portfolio(=)	626,088
		4,363,979
	Fixed Income Fund - 6.9%
1,177	iShares Barclays Intermediate Credit Bond Fund	125,833
6,785	iShares Barclays Short Treasury Bond Fund	747,707
		873,540
	Fixed Income Funds - 40.2%
2,870	iShares iBoxx $ High Yield Corporate Bond Fund	254,339
24,470	PowerShares Active Low Duration Portfolio(=)	623,983
42,379	PowerShares Fundamental High Yield Corporate Bond Portfolio(=)	765,789
17,486	PowerShares VRDO Tax-Free Weekly Portfolio(=)	436,975
11,706	SPDR Barclays Capital 1-3 Month T-Bill ETF	536,720
9,555	SPDR Barclays Capital High Yield Bond ETF	376,754
26,388	Vanguard Short-Term Corporate Bond ETF	2,048,764
		5,043,324
	International Equity Funds - 16.1%
8,902	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	318,336
44,496	PowerShares FTSE RAFI Emerging Markets Portfolio(=)	1,007,834
13,439	PowerShares International Dividend Achievers Portfolio(=)	187,743
11,269	WisdomTree Emerging Markets SmallCap Dividend Fund	506,429
		2,020,342
	Total Exchange Traded Funds (Cost $12,151,874)	12,552,618

	Money Market Fund - 2.2%
278,009	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $278,009)	278,009

	Total Investments (Cost $12,429,883)(a)-102.2%	12,830,627
	Liabilities in excess of other assets-(2.2%)	(280,515)
	Net Assets-100.0%	$12,550,112

Investment Abbreviations:
ETF	-	Exchange-Traded Fund
ETN	-	Exchange-Traded Note

Notes to Schedule of Investments:

(=) The Fund and other PowerShares ETFs have the same investment adviser and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated ETFs for the nine months ended July 31, 2010.

* Non-income producing security.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	10/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	07/31/10	Income
PowerShares Active Low Duration Portfolio	$—	$641,890	$(6,850)	$(10,898)	$(159)	$623,983	$378
PowerShares Active U.S. Real Estate Fund	—	602,535	(123,727)	38,932	5,550	523,290	—
PowerShares Dividend Achievers Portfolio	—	1,557,047	(568,143)	54,817	21,439	1,065,160	—
PowerShares Dynamic Consumer Discretionary Sector Portfolio	—	357,493	(3,826)	20,176	187	374,030	—
PowerShares Dynamic Consumer Staples Sector Portfolio	—	124,344	—	665	—	125,009	—
PowerShares Dynamic Healthcare Sector Portfolio	—	260,382	(2,688)	(4,265)	—	253,429	—
PowerShares Dynamic Industrials Sector Portfolio	—	295,129	(2,671)	21,709	118	314,285	—
PowerShares Dynamic Mid Cap Portfolio	—	180,137	(54,073)	5,116	1,901	133,081	—
PowerShares Dynamic Technology Sector Portfolio	—	561,420	(97,269)	26,453	4,815	495,419	—
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	301,099	144,471	(106,864)	(14,587)	(5,783)	318,336	6,961
PowerShares FTSE RAFI Emerging Markets Portfolio	—	968,366	(5,569)	44,751	286	1,007,834	—
PowerShares Fundamental High Yield Corporate Bond Portfolio	—	746,050	(8,444)	27,953	230	765,789	5,091
PowerShares High Yield Equity Dividend Achievers Portfolio	—	785,643	(193,090)	26,151	7,384	626,088	2,477
PowerShares International Dividend Achievers Portfolio	—	180,109	(6,719)	14,027	326	187,743	—
PowerShares VRDO Tax-Free Weekly Portfolio	—	442,152	(4,821)	(350)	(6)	436,975	124
Total Investments in Affiliates	$301,099	$7,847,168	$(1,184,754)	$250,650	$36,288	$7,250,451	$15,031

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $13,040,133. The net unrealized depreciation was $209,506 which consisted of aggregate gross unrealized appreciation of $416,717 and aggregate gross unrealized depreciation of $626,223.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares RiverFront Tactical Balanced Growth Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Exchange Traded Funds - 100.1%
	Currency Fund - 1.0%
3,308	WisdomTree Dreyfus Brazilian Real Fund	$90,871

	Domestic Equity Funds - 60.1%
2,872	JPMorgan Alerian MLP Index ETN (The)	95,006
11,006	PowerShares Active U.S. Real Estate Fund(=)	464,687
30,560	PowerShares Dividend Achievers Portfolio(=)	386,278
11,832	PowerShares Dynamic Consumer Discretionary Sector Portfolio(=)	251,193
18,954	PowerShares Dynamic Energy Sector Portfolio(=)	545,686
16,940	PowerShares Dynamic Financial Sector Portfolio(=)	293,899
25,012	PowerShares Dynamic Food & Beverage Portfolio(=)	392,188
11,591	PowerShares Dynamic Healthcare Sector Portfolio(=)	268,216
6,272	PowerShares Dynamic Industrials Sector Portfolio(=)	149,775
27,419	PowerShares Dynamic Insurance Portfolio(=)	413,478
9,482	PowerShares Dynamic Large Cap Portfolio(=)	204,242
17,440	PowerShares Dynamic Networking Portfolio(=)*	354,904
5,628	PowerShares Dynamic Pharmaceuticals Portfolio(=)	108,114
49,544	PowerShares Dynamic Software Portfolio(=)*	1,058,755
8,286	PowerShares Dynamic Technology Sector Portfolio(=)*	179,707
19,618	PowerShares Dynamic Telecommunications & Wireless Portfolio(=)	276,922
		5,443,050
	Fixed Income Funds - 31.8%
7,267	iShares iBoxx $ High Yield Corporate Bond Fund	644,001
20,158	PowerShares Active Low Duration Portfolio(=)	514,027
10,868	PowerShares Fundamental High Yield Corporate Bond Portfolio(=)	196,385
23,338	PowerShares VRDO Tax-Free Weekly Portfolio(=)	583,217
3,490	SPDR Barclays Capital 1-3 Month T-Bill ETF	160,016
8,352	SPDR Barclays Capital High Yield Bond ETF	329,319
8,198	SPDR Barclays Capital Intermediate Term Credit Bond ETF	272,338
2,354	Vanguard Short-Term Corporate Bond ETF	182,765
		2,882,068
	International Equity Funds - 7.2%
2,608	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	93,262
4,128	PowerShares FTSE RAFI Emerging Markets Portfolio(=)	93,499
6,493	PowerShares International Dividend Achievers Portfolio(=)	90,707
7,413	SPDR S&P Emerging SmallCap ETF	370,206
		647,674
	Total Exchange Traded Funds (Cost $8,817,025)	9,063,663

	Money Market Fund - 0.0%
4,114	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $4,114)	4,114

	Total Investments (Cost $8,821,139)(a)-100.1%	9,067,777
	Liabilities in excess of other assets-(0.1%)	(9,947)
	Net Assets-100.0%	$9,057,830

Investment Abbreviations:
ETF	- Exchange-Traded Fund
ETN	- Exchange-Traded Note

Notes to Schedule of Investments:

(=) The Fund and other PowerShares ETFs have the same investment adviser and therefore, are considered to be affiliated.  The table below shows the transactions in and earnings from investments in affiliated ETFs for the nine months ended July 31, 2010.

				Change in
				Unrealized
	Value	Purchase	Proceeds	Appreciation	Realized	Value	Dividend
	10/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	07/31/10	Income
PowerShares Active Low Duration Portfolio	$—	$515,563	$—	$(1,536)	$—	$514,027	$55
PowerShares Active U.S. Real Estate Fund	—	436,983	—	27,704	—	464,687	—
PowerShares Dividend Achievers Portfolio	—	607,812	(252,891)	19,879	11,478	386,278	—
PowerShares Dynamic Consumer Discretionary Sector Portfolio	—	236,641	—	14,552	—	251,193	—
PowerShares Dynamic Energy Sector Portfolio	—	526,528	—	19,158	—	545,686	—
PowerShares Dynamic Financial Sector Portfolio	—	358,644	(82,682)	14,389	3,548	293,899	—
PowerShares Dynamic Food & Beverage Portfolio	—	388,889	—	3,299	—	392,188	—
PowerShares Dynamic Healthcare Sector Portfolio	—	363,036	(86,631)	(5,216)	(2,973)	268,216	—
PowerShares Dynamic Industrials Sector Portfolio	—	277,606	(153,249)	12,920	12,498	149,775	—
PowerShares Dynamic Insurance Portfolio	—	402,028	—	11,450	—	413,478	—
PowerShares Dynamic Large Cap Portfolio	447,952	574,078	(877,263)	79,118	(19,643)	204,242	3,391
PowerShares Dynamic Networking Portfolio	—	348,660	—	6,244	—	354,904	—
PowerShares Dynamic Pharmaceuticals Portfolio	—	104,366	—	3,748	—	108,114	—
PowerShares Dynamic Software Portfolio	—	1,054,656	—	4,099	—	1,058,755	—
PowerShares Dynamic Technology Sector Portfolio	—	434,398	(278,953)	9,595	14,667	179,707	—
PowerShares Dynamic Telecommunications & Wireless Portfolio	—	271,007	—	5,915	—	276,922	—
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	379,702	188,699	(463,414)	19,078	(30,803)	93,262	8,043
PowerShares FTSE RAFI Emerging Markets Portfolio	—	594,257	(554,375)	7,970	45,647	93,499	—
PowerShares Fundamental High Yield Corporate Bond Portfolio	—	264,485	(77,913)	7,266	2,547	196,385	1,862
PowerShares International Dividend Achievers Portfolio	—	171,212	(93,919)	6,776	6,638	90,707	—
PowerShares VRDO Tax-Free Weekly Portfolio	—	583,683	—	(466)	—	583,217	91
Total Investments in Affiliates	$827,654	$8,703,231	$(2,921,290)	$265,942	$43,604	$6,919,141	$13,442

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $9,235,051. The net unrealized depreciation was $167,274 which consisted of aggregate gross unrealized appreciation of $253,960 and aggregate gross unrealized depreciation of $421,234.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Ibbotson Alternative Completion Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Exchange Traded Funds - 96.1%
	Commodity Funds - 14.2%
8,442	PowerShares DB Agriculture Fund(/)*	$219,323
20,856	PowerShares DB Base Metals Fund(/)*	419,414
33,408	PowerShares DB Energy Fund(/)*	807,138
		1,445,875
	Currency Fund - 7.9%
34,680	PowerShares DB G10 Currency Harvest Fund(/)*	801,455

	Domestic Equity Funds - 12.1%
58,425	PowerShares Preferred Portfolio(=)	822,040
19,759	PowerShares S&P 500 BuyWrite Portfolio (The)(=)	406,284
		1,228,324
	Fixed Income Funds - 23.8%
3,692	iShares Barclays TIPS Bond Fund	392,718
7,476	PIMCO Broad U.S. Tips Index Fund	394,613
45,796	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	1,237,866
7,598	SPDR Barclays Capital TIPS ETF	399,123
		2,424,320
	International Equity Funds - 38.1%
19,935	PowerShares Emerging Markets Infrastructure Portfolio(=)	857,404
30,054	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(=)	627,828
26,550	PowerShares Global Agriculture Portfolio(=)	645,961
14,763	PowerShares Global Gold and Precious Metals Portfolio(=)	583,434
93,190	PowerShares MENA Frontier Countries Portfolio(=)	1,167,671
		3,882,298
	Total Exchange Traded Funds (Cost $9,389,981)	9,782,272

	Common Stocks - 3.9%
	Diversified Operations - 1.6%
430	Ackermans& van Haaren NV (Belgium)	29,428
500	Hal Trust (Netherlands)	53,512
2,125	Leucadia National Corp.*	46,941
534	Wendel (France)	30,183
		160,064
	Investment Companies - 1.2%
4,042	American Capital Ltd.*	20,978
2,662	Apollo Investment Corp.	26,886
2,243	Ares Capital Corp.	31,425
607	Eurazeo (France)	38,658
		117,947
	Investment Management/Advisor Services - 0.7%
1,279	Onex Corp. (Canada)	34,199
240	Partners Group Holding AG (Switzerland)	33,721
		67,920
	Venture Capital - 0.4%
10,323	3i Group PLC (United Kingdom)	45,930

	Total Common Stocks (Cost $353,543)	391,861

	Money Market Fund - 0.0%
1,426	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,426)	1,426

	Total Investments (Cost $9,744,950)(a)-100.0%	10,175,559
	Liabilities in excess of other assets-0.0%	(1,450)
	Net Assets-100.0%	$10,174,109

Investment Abbreviations:

ETF	- Exchange-Traded Fund
TIPS	- Treasury Inflation Protected Security

Notes to Schedule of Investments:

(/) Not considered to be affiliated.

* Non-income producing security.

(=) The Fund and other PowerShares ETFs have the same investment adviser and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated ETFs for the nine months ended July 31, 2010.

				Change in
				Unrealized
	Value	Purchase	Proceeds	Appreciation	Realized	Value	Dividend
	10/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	07/31/10	Income
PowerShares Emerging Markets Infrastructure Portfolio	$—	$820,196	$(52,809)	$89,950	$67	$857,404	$—
PowerShares Emerging Markets Sovereign Debt Portfolio	120,668	1,262,683	(188,499)	24,437	18,577	1,237,866	9,158
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	685,578	(58,726)	1,775	(799)	627,828	1,473
PowerShares Global Agriculture Portfolio	—	608,908	(39,116)	76,217	(48)	645,961	—
PowerShares Global Gold and Precious Metals Portfolio	—	649,855	(39,688)	(24,655)	(2,078)	583,434	—
PowerShares MENA Frontier Countries Portfolio	—	1,195,730	(76,099)	48,850	(810)	1,167,671	—
PowerShares Preferred Portfolio	—	848,293	(54,724)	28,319	152	822,040	4,557
PowerShares S&P 500 BuyWrite Portfolio	—	418,013	(19,577)	8,734	(886)	406,284	—
Total Investments in Affiliates	$120,668	$6,489,256	$(529,238)	$253,627	$14,175	$6,348,488	$15,188

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $10,334,737. The net unrealized depreciation was $159,178 which consisted of aggregate gross unrealized appreciation of $462,689 and aggregate gross unrealized depreciation of $621,867.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares 1-30 Laddered Treasury Portfolio

July 31, 2010 (Unaudited)

Principal Amount		Value
	United States Government Obligations - 97.4%
	United States Treasury Bonds - 72.6%
$1,862,000	8.875%, 02/15/19	$2,758,961
1,880,000	8.500%, 02/15/20	2,772,560
1,937,000	7.875%, 02/15/21	2,787,767
1,883,000	8.000%, 11/15/21	2,752,711
2,030,000	7.125%, 02/15/23	2,825,823
2,176,000	6.250%, 08/15/23	2,836,621
1,903,000	7.625%, 02/15/25	2,811,089
2,200,000	6.000%, 02/15/26	2,851,064
2,080,000	6.625%, 02/15/27	2,877,551
2,137,000	6.125%, 11/15/27	2,824,513
2,388,000	5.250%, 02/15/29	2,879,780
2,080,000	6.250%, 05/15/30	2,813,524
7,092,000	5.375%, 02/15/31	8,715,401
7,991,000	4.500%, 02/15/36	8,762,635
2,554,000	4.750%, 02/15/37	2,908,367
2,737,000	4.375%, 02/15/38	2,931,584
3,198,000	3.500%, 02/15/39	2,937,165
2,566,000	4.625%, 02/15/40	2,853,874
		62,900,990
	United States Treasury Notes - 24.8%
2,476,000	4.500%, 02/28/11	2,537,224
2,401,000	4.625%, 02/29/12	2,559,223
2,445,000	3.875%, 02/15/13	2,647,094
2,430,000	4.000%, 02/15/14	2,683,442
2,445,000	4.000%, 02/15/15	2,720,444
2,391,000	4.500%, 02/15/16	2,731,904
2,390,000	4.625%, 02/15/17	2,750,928
2,605,000	3.500%, 02/15/18	2,812,994
		21,443,253
	Total United States Government Obligations (Cost $81,537,956)	84,344,243

Number of Shares
	Money Market Fund - 1.0%
866,863	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $866,863)	866,863

	Total Investments (Cost $82,404,819)(a)-98.4%	85,211,106
	Other assets less liabilities-1.6%	1,356,888
	Net Assets - 100.0%	$86,567,994

Notes to Schedule of Investments:

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $82,445,767. The net unrealized appreciation was $2,765,339 which consisted of aggregate gross unrealized appreciation of $2,892,900 and aggregate gross unrealized depreciation of $127,561.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Build America Bond Portfolio

July 31, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 96.5%
	Ad Valorem Property Tax — 31.8%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,100,050
1,000,000	Beaumont California University School District Ser. 09 AGM	7.471	08/01/34	1,056,270
1,000,000	Bolingbrook Illinois Ref. Ser. 10B AGM	4.940	01/01/21	1,062,970
8,575,000	California State Ser. 09	7.300	10/01/39	9,366,901
3,135,000	California State Ser. 09	7.350	11/01/39	3,454,895
5,995,000	California State Ser. 10	5.950	03/01/18	6,330,840
4,175,000	California State Ser. 10	6.650	03/01/22	4,447,711
4,500,000	California State Ser. 10	7.950	03/01/36	4,820,220
2,500,000	California State Ser. 10	7.625	03/01/40	2,835,300
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	1,015,747
2,000,000	Channelview Texas Independent School District Ser. 10	5.926	08/15/35	2,064,000
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	1,993,820
1,500,000	Chicago Illinois Ser. 10C	6.207	01/01/36	1,493,745
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,660,290
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	1,822,678
1,500,000	Contra Costa California Community College District Ser. 10	6.504	08/01/34	1,582,425
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,664,960
1,500,000	Cook County Illinois Ser. 10D	6.229	11/15/34	1,499,640
1,000,000	Corona-Norco California University School District Ser. 09 AGM	7.343	08/01/35	1,060,910
200,000	Delaware State Ser. 09D	5.200	10/01/26	206,458
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	527,255
1,500,000	Detroit Michigan City School District Ser. 09B	7.747	05/01/39	1,677,585
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.270	09/01/35	1,064,570
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.370	09/01/41	1,067,320
1,000,000	Douglas County Nevada School District Ser. 10A	6.110	04/01/30	1,033,040
200,000	Edgewood Ohio City School District Ser. 09	7.500	12/01/37	209,664
1,750,000	Glenwood Illinois Ser. 10 AGM	7.030	12/01/28	1,758,733
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/30	1,051,450
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/43	1,965,900
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,046,980
1,000,000	Holland Michigan School District Qualified School Construction Bonds (School Building & Site) Ser. 10A	6.300	05/01/27	1,002,960
5,000,000	Illinois State Ser. 10	6.125	07/01/21	5,097,300
3,000,000	Illinois State Ser. 10	6.630	02/01/35	2,885,820
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	203,164
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	326,202
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,027,650
1,000,000	Las Vegas Valley Water District Nevada Ser. 09C	7.263	06/01/34	1,044,360
1,000,000	Las Virgenes California University School District (Election of 2006) Ser. 09B-1	7.262	08/01/34	1,073,780
500,000	Lewisville Texas Independent School District Ser. 10B	6.024	08/12/28	522,240
3,550,000	Lexington-Fayette Urban County Kentucky Government Ser. 10	5.100	09/01/24	3,714,081
3,000,000	Los Angeles California Community College District Ser. 10	6.600	08/01/42	3,114,720
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/27	515,525
1,000,000	Los Angeles California Unified School District Ser. 10	6.758	07/01/34	1,070,240
200,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	190,798

$200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450%	11/15/27	$206,332
500,000	Lubbock Texas Ser. 10B	6.032	02/15/30	515,850
4,300,000	Massachusetts State Ser. 10	4.480	05/01/24	4,183,513
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,040,500
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	3,180,870
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,069,990
3,000,000	New York City New York Ser. 10	4.908	06/01/21	3,039,570
9,000,000	New York City New York Ser. 10	5.968	03/01/36	9,122,400
200,000	New York City Ser. 09A-2	5.206	10/01/31	186,030
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,040,120
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/19	976,253
1,000,000	NYE County Nevada Ser. 10B AGC	6.300	08/01/35	1,007,360
1,000,000	NYE County Nevada Ser. 10B AGC	6.400	08/01/40	1,008,060
1,000,000	Peoria County Illinois (School District No. 150) Ser. 09D AGC	6.605	12/01/28	1,023,270
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,455,118
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	1,016,230
1,025,000	Pima County Arizona Unified School District No. 13 Tanque Verde (School Improvement Project of 2009) Ser. 10A-2	5.923	07/01/27	1,064,063
500,000	Pima County Arizona Unified School District No. 20 Vail Ser. 10 AGM	5.700	07/01/24	521,105
1,000,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.324	07/01/17	1,015,730
500,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.617	07/01/18	507,160
1,000,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.767	07/01/19	1,013,510
1,000,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.967	07/01/20	1,012,220
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/30	1,015,050
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,021,110
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	1,587,930
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	4,075,687
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,048,600
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.663	08/01/30	1,060,080
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.763	08/01/34	1,054,410
1,000,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	5.796	07/01/25	984,850
3,500,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	6.434	07/01/30	3,551,940
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	205,060
1,000,000	Tempe Arizona Ser. 10B	4.367	07/01/21	1,017,450
1,000,000	Tustin Unified School District School Facilities Improvement District No. 2008-1 (2008 Election) Sub-Ser. 10A-1	6.539	08/01/30	1,057,000
2,000,000	West Contra Costa California Unified School District Qualified School Construction (Election of 2005) Ser. 10D-1 AGM	6.555	08/01/24	2,048,860
2,000,000	Will County Illinois High School (District No. 204 Joliet) Ser. 10	6.204	01/01/30	2,071,020
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	694,251
				143,429,719
	College Revenue — 6.9%
500,000	Adams State College Colorado (Auxiliary Facilities) Rev. Ser. 09C	6.470	05/15/38	508,300
2,000,000	Bowling Green State University Ohio General Receipts Ser. 10	6.730	06/01/39	2,065,020
1,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	1,055,060
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	1,012,000
1,500,000	Fau Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.099	07/01/25	1,658,295
1,300,000	Fau Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.439	07/01/30	1,416,805
535,000	Florida State International University (Parking Facility) Rev. Ser. 09B	6.500	07/01/29	548,766
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	1,994,100

$1,500,000	Indiana University Rev. Ser. 10	5.636%	06/01/35	$1,489,170
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,192,036
5,000,000	Mesa State College Colorodo (Auxilary Facilities Enterprise) Rev. Ser. 10B	6.746	05/15/42	5,275,400
1,000,000	Michigan State University Rev. General Ser. 10A	6.173	02/15/50	1,032,560
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,042,380
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,035,960
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,066,660
500,000	Northern Arizona University System Rev. Ser. 09A	6.687	06/01/39	514,695
250,000	Oakland University Michigan Rev. Ser. 09B	7.150	03/01/39	258,162
1,000,000	Pennsylvania State Higher Educational Facilties Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,053,300
1,000,000	University of Cincinnati Ohio General Receipts Ser. 10C AGM	5.017	06/01/20	1,014,420
500,000	University of Colorado Enterprise System Rev. Sub-Ser. 09B-2	6.114	06/01/29	514,850
1,000,000	University of Idaho University Rev. General Ser. 10C	6.520	04/01/41	1,033,900
250,000	University of Michigan (University Rev.) Ser. 10A	5.513	04/01/30	265,455
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	506,320
1,500,000	Virginia College Building Auth. (Educational Facilities) Rev. Ser. 09F-2	5.625	02/01/28	1,522,575
250,000	Wayne State University Ser. 09B	6.536	11/15/39	253,543
				31,329,732
	Electric Power Revenue — 7.2%
200,000	Anchorage Alaska Electric Utilities Rev. Ser. 09B	6.558	12/01/39	206,706
750,000	Benton County Washington Public Utility (District No. 1 Electric) Rev. Ser. 10	6.546	11/01/30	786,157
6,500,000	Cowlitz County Washington Public Utility (District No. 1 Electric) Ser. 10	6.884	09/01/32	6,860,815
2,500,000	Grant County Washington Public Utility (District No. 2 Priest Rapids Hydro Electric) Ref. Ser. 10L	5.730	01/01/30	2,622,350
2,000,000	Grays Harbor County Washington Public Utility District No. 1 Electric Rev. Ser. 10A	6.707	07/01/40	2,173,220
500,000	JEA Florida Electric Systems Rev Ser. 09F	6.406	10/01/34	525,850
4,000,000	Los Angeles California Department Water & Power Rev. Ser. 10	5.716	07/01/39	4,008,480
2,000,000	Los Angeles California Department Water & Power Rev. Ser. 10	6.166	07/01/40	1,979,920
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	511,835
2,450,000	Modesto California Irrigation District Financing Auth. Electric System Rev. Ser. 10A	5.477	10/01/19	2,493,414
500,000	Municipal Electric Auth. of Georgia Ser. 10	6.655	04/01/57	489,810
1,000,000	Nothern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,053,500
1,000,000	Oklahoma State Municipal Power Auth. (Power Supply System) Rev. Ser. 10	6.440	01/01/45	1,009,550
1,000,000	Sacramento County California Municipal Utility District Electric Rev. Ser. 10	6.156	05/15/36	1,014,310
1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843	07/01/30	1,896,200
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	2,616,980
2,000,000	Tacoma Washington Electric System Rev. Ser. 10	5.966	01/01/35	2,078,400
				32,327,497
	Fuel Sales Tax Revenue — 3.6%
5,000,000	Cape Coral Florida Gas Tax Rev. Ser. 10B	7.147	10/01/30	5,286,700
1,000,000	Clark County Nevada Highway Improvement Rev. (Motor Vehicle Fuel) Ser. 10A-1	6.350	07/01/29	1,029,370
1,000,000	Oregon State Department of Transportation Highway User Tax Rev. (Sub-Lien) Ser. 10A	5.834	11/15/34	1,076,490
2,000,000	Washington State Ser. 10	5.090	08/01/33	1,999,860
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,505,448
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,348,200
				16,246,068

	General Fund — 1.1%
$2,675,000	California State Various Purpose Ser. 09	7.550%	04/01/39	$3,014,859
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/33	2,078,820
				5,093,679
	Highway Tolls Revenue — 5.1%
5,000,000	Bay Area Toll Auth. California (Toll Bridge) Rev. Ser. 10S-1	6.793	04/01/30	5,043,300
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	647,080
200,000	Illinois State Toll Highway Auth. Toll Highway Rev Ser. 09A	5.293	01/01/24	195,174
1,000,000	Missouri State Highway & Transportation Commission State Road Rev. Ser. 10	5.020	05/01/25	1,020,860
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	260,453
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	255,155
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.410	02/01/30	4,990,400
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.910	02/01/30	5,031,650
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	2,073,580
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	2,049,560
1,200,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	1,221,000
				22,788,212
	Hospital Revenue — 2.3%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,091,490
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/30	2,017,380
3,000,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/27	3,148,560
1,000,000	Medical Center Educational Building Corp. Mississippi Rev. Ser. 10	6.692	06/01/32	1,013,970
1,000,000	New Liberty Missouri Hospital District Hospital Rev. Ser. 10B	7.000	12/01/35	1,026,310
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	1,001,070
500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	515,225
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	529,845
				10,343,850
	Hotel Occupancy Tax — 0.9%
2,000,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10A-2	7.431	07/01/43	2,117,460
2,000,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10B	6.731	07/01/43	2,062,180
				4,179,640
	Income Tax Revenue — 0.1%
200,000	New York State Dormitory Auth. State (Personal Income Tax) Rev. Ser. 09F	5.292	03/15/25	206,622

	Lease Revenue — 9.2%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.674	06/01/30	301,764
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.774	06/01/40	1,006,570
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	1,997,540
2,000,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804	03/01/35	2,065,500
2,500,000	California State Public Works Board Lease Rev. (University of California Projects) Ser. 10C-2	7.004	03/01/35	2,581,400
500,000	California State Public Works Board Ser. 09-G-2	8.361	10/01/34	540,050
4,000,000	California State Public Works Board Ser. 10A-2	8.000	03/01/35	4,077,160
5,000,000	Colorado State Building Excellent Schools Today COP Ser. 10B	6.242	03/15/30	5,194,350
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,034,680
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.279	06/01/25	2,020,060
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.854	06/01/35	2,030,280

$280,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000%	06/01/17	$278,174
2,000,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	7.150	06/01/27	2,013,720
1,000,000	Franklin County Ohio Convention Facilities Auth Ser. 10	6.390	12/01/30	1,062,380
500,000	Las Vegas Nevada COP (City Hall Project) Ser. 09B	7.750	09/01/29	539,815
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	515,595
1,000,000	Menlo Park California Fire Protection District COP Ser. 09B	7.138	08/01/29	1,023,130
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	2,026,100
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,075,650
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	2,091,400
2,000,000	Ohio State Building Auth. State Facilities (Administration Building) Ser. 10B	6.103	10/01/29	2,011,820
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/31	1,006,550
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/29	512,535
1,000,000	Prescott Arizona Municipal Property Corp. Rev. Ser. 10	6.245	07/01/29	1,035,400
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	525,200
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	3,055,170
				41,621,993
	Miscellaneous Revenue — 5.1%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	519,200
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	516,190
5,000,000	Illinois State Ser. 10	4.550	07/01/14	5,127,550
1,500,000	Illinois State Ser. 10	7.350	07/01/35	1,561,350
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,052,970
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	3,688,860
500,000	Jacksonville Florida Special Rev. Ser. 09C-2	4.990	10/01/21	510,270
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	521,195
5,000,000	Mississippi Development Bank Special Obligation Ser. 10	6.413	01/01/40	5,326,600
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,051,180
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,049,110
				22,924,475
	Multiple Utility Revenue — 0.2%
1,000,000	Austin Texas Electric Utility System Rev. Ser. 10	4.536	11/15/20	1,021,840

	Parimutuel Betting — 0.9%
2,500,000	Florida State Board of Education Lottery Rev. Ser. 10	6.041	07/01/25	2,592,325
1,500,000	Florida State Board of Education Lottery Rev. Ser. 10	6.584	07/01/29	1,564,920
				4,157,245
	Port, Airport & Marina Revenue — 4.4%
5,000,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/38	5,077,450
5,000,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/40	5,232,850
2,000,000	Clark County Nevada Airport System Rev. Ser. 10C	6.820	07/01/45	2,133,880
1,500,000	Denver Colorado City & County Airport Rev. Ser. 09	6.414	11/15/39	1,557,450
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	253,380
5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365	01/01/40	5,705,350
				19,960,360
	Resource Recovery Revenue — 0.9%
3,905,000	Delaware State Solid Waste Auth. Solid Waste System Rev. Ser. 10B	4.970	06/01/19	3,971,736

	Sales Tax Revenue — 1.1%
1,000,000	Broward County Florida Half-Cent Sales Tax Rev. Ser. 10	5.764	10/01/25	1,005,560
1,000,000	Florida State Department Environmental Protection Preservation Rev. Ser. 10B	7.045	07/01/29	1,080,540
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	198,322

$250,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715%	08/15/39	$266,055
2,105,000	Sioux Falls South Dakota Sales Tax Rev. (Recovery Zone Economic Development) Ser. 09B-2	5.750	11/15/27	2,179,791
				4,730,268
	Sewer Revenue — 4.4%
500,000	Eagle River Colorado Water & Sanitation District Ser. 09B	6.790	12/01/39	510,660
1,500,000	East Baton Rouge Louisiana Sewerage Commission Rev. Ser. 10	6.087	02/01/45	1,510,410
500,000	Hollywood Florida Water & Sewer Improvement Rev. Ser. 10B	7.198	10/01/39	526,210
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,092,449
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,140,288
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,199,812
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,249,771
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	524,270
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	206,006
500,000	Metropolitan St. Louis Missouri Wastewater System Rev. Ser. 10B	5.856	05/01/39	538,415
1,000,000	Millbrae California Wastewater Rev. COP Ser. 09A	7.423	12/01/39	1,026,410
2,000,000	Sacramento County California Sanitation Districts Financing Auth. Rev. Ser. 10A	6.325	08/01/40	2,009,380
3,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.500	06/01/30	3,176,040
5,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.680	06/01/35	5,310,100
				20,020,221
	Tax Increment Revenue — 1.1%
2,375,000	Orlando Florida Community Redevelopment Agency Tax Increment Rev. (Orlando Community Redevelopement) Ser. 10B	7.784	09/01/40	2,486,839
500,000	Pensacola Florida Redevelopment Rev. Ser. 09B	7.263	04/01/33	530,300
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopement No. 1) Ser. 10B	7.930	08/01/30	1,032,680
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopement No. 1) Ser. 10B	8.180	08/01/39	1,034,430
				5,084,249
	Tobacco & Liquor Taxes — 0.2%
1,000,000	Ohio State Ser. 10	5.651	10/01/23	1,053,250

	Transit Revenue — 2.4%
1,000,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	1,017,290
2,000,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	2,058,060
5,000,000	Metropolitan Transportation Auth. New York Rev. (Transportation) Ser. 10C-1	4.969	11/15/18	5,039,800
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/39	1,021,930
500,000	Metropolitan Transportation Auth. New York Transportation Rev. Ser. 10A	6.668	11/15/39	512,435
1,000,000	New Jersey State Transportation Trust Fund Auth System Ser. 10B	6.561	12/15/40	1,076,400
				10,725,915
	Water Revenue — 7.6%
500,000	Arapahoe County Colorado Water & Wastewater Auth. Rev. Ser. 09A	6.680	12/01/39	515,675
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,510,845
2,000,000	Central Utah Water Conservancy District Rev. Ser. 10A	5.450	10/01/28	1,995,280
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	201,138
1,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/40	1,070,980
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,109,380
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,338,000
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,129,180
125,000	Kalamazoo Michigan Water Supply System Rev. Ser. 09	6.710	09/01/34	127,800

$500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381%	07/01/24	$518,905
2,500,000	Massachusetts State Water Pollution Abatement Trust Ser. 10	5.192	08/01/40	2,526,275
1,000,000	Moulton-Niguel California Water District COP Ser. 09	6.790	09/01/29	1,039,010
2,000,000	New York City Municipal Water Finance Auth. (Water & Sewer) Rev. Ser. 10	5.724	06/15/42	2,060,720
1,100,000	New York City Municipal Water Finance Auth. (Water & Sewer) Rev. Ser. 10	6.124	06/15/42	1,109,130
1,000,000	New York City Municipal Water Financing Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,025,710
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,046,910
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	535,250
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	533,935
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	525,265
500,000	San Diego County California Water Auth. (Financing Agency Water) Rev. Ser. 10B	6.138	05/01/49	536,820
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	2,989,920
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,083,460
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,071,000
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,285,353
2,500,000	Upper Eagle Regional Water Auth. Colorodo Rev. Ser. 10	6.518	12/01/39	2,602,250
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	546,175
				34,034,366
	Total Municipal Bonds (Cost $419,539,289)			435,250,937

Number of Shares
	Money Market Fund — 4.7%
21,312,683	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $21,312,683)			21,312,683

	Total Investments (Cost $440,851,972)(a)— 101.2%			456,563,620
	Liabilities in excess of other assets—(1.2)%			(5,281,020)
	Net Assets—100.0%			$451,282,600

Investment Abbreviations:
Auth.	- Authority
COP	- Certificate of Participation
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.

Notes to Schedule of Investments:

This table, as of July 31, 2010, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security,  it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	6.0%

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $440,851,972. The net unrealized appreciation was $15,711,648 which consisted of aggregate gross unrealized appreciation of $15,970,227 and aggregate gross unrealized depreciation of $258,579.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares CEF Income Composite Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Closed-End Funds - 100.0%
	Bond - 43.3%
665,433	AllianceBernstein Income Fund	$5,543,057
67,501	BlackRock Core Bond Trust	901,138
125,500	BlackRock Credit Allocation Income Trust II, Inc.	1,268,805
55,869	BlackRock Credit Allocation Income Trust III, Inc.	601,151
162,064	BlackRock Credit Allocation Income Trust IV	2,024,179
22,883	BlackRock Enhanced Government Fund, Inc.	383,061
94,362	BlackRock Income Opportunity Trust, Inc.	959,662
201,715	BlackRock Income Trust, Inc.	1,397,885
73,464	BlackRock Limited Duration Income Trust	1,232,726
45,343	Duff & Phelps Utility and Corporate Bond Trust, Inc.	562,707
52,094	Eaton Vance Short Duration Diversified Income Fund	891,849
14,593	Federated Enhanced Treasury Income Fund	272,014
70,141	Franklin Templeton Limited Duration Income Trust	900,610
19,058	Invesco Van Kampen Bond Fund(~)	383,256
136,376	MFS Charter Income Trust	1,298,300
45,817	MFS Government Markets Income Trust	349,126
224,236	MFS Intermediate Income Trust	1,551,713
215,369	MFS Multimarket Income Trust	1,481,739
28,496	Montgomery Street Income Securities, Inc.	458,786
22,594	Nuveen Global Government Enhanced Income Fund	378,901
26,643	Nuveen Mortgage Opportunity Term Fund	643,961
131,329	Nuveen Multi-Currency Short-Term Government Income Fund	1,862,245
311,208	Nuveen Multi-Strategy Income and Growth Fund	2,442,983
424,208	Nuveen Multi-Strategy Income and Growth Fund II	3,512,442
161,148	Nuveen Quality Preferred Income Fund	1,229,559
300,408	Nuveen Quality Preferred Income Fund II	2,415,280
56,528	Nuveen Quality Preferred Income Fund III	439,788
49,838	PIMCO Corporate Income Fund	772,489
27,010	PIMCO Income Opportunity Fund	686,324
91,770	Putnam Master Intermediate Income Trust	583,657
237,969	Putnam Premier Income Trust	1,587,253
50,612	Strategic Global Income Fund, Inc.	580,014
256,888	Templeton Global Income Fund	2,630,533
255,096	Wells Fargo Advantage Income Opportunities Fund	2,512,696
41,839	Western Asset Global Corporate Defined Opportunity Fund, Inc.	774,440
17,862	Western Asset Investment Grade Defined Opportunity Trust, Inc.	382,247
17,780	Western Asset Variable Rate Strategic Fund, Inc.	277,190
168,705	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	2,090,255
71,253	Western Asset/Claymore Inflation-Linked Securities & Income Fund	897,788
		49,161,809
	Bond/High Yield - 18.1%
210,305	AllianceBernstein Global High Income Fund, Inc.	3,049,423
66,440	BlackRock Corporate High Yield Fund III, Inc.	459,765
75,942	BlackRock Corporate High Yield Fund V, Inc.	878,649
54,009	BlackRock Corporate High Yield Fund, Inc.	373,742
262,879	BlackRock Debt Strategies Fund, Inc.	1,022,599
46,002	BlackRock Floating Rate Income	669,329
49,060	BlackRock Floating Rate Income Strategies Fund II, Inc.	675,556
92,204	BlackRock Floating Rate Income Strategies Fund, Inc.	1,419,020
110,387	BlackRock Senior High Income Fund, Inc.	429,405
123,399	Credit Suisse Asset Management Income Fund, Inc.	455,342
70,372	Eaton Vance Floating-Rate Income Trust	1,099,914
59,712	Global High Income Fund, Inc.	758,940
58,798	Morgan Stanley Emerging Markets Debt Fund, Inc.	633,843
56,403	New America High Income Fund, Inc.	549,929
88,485	PIMCO Corporate Opportunity Fund	1,519,288
129,351	Templeton Emerging Markets Income Fund	2,025,637
92,192	Western Asset Emerging Markets Debt Fund, Inc.	1,690,801
88,700	Western Asset Emerging Markets Income Fund, Inc.	1,171,727
111,155	Western Asset High Income Opportunity Fund, Inc.	698,053
66,162	Western Asset Managed High Income Fund, Inc.	416,159
40,425	Western Asset Worldwide Income Fund, Inc.	532,397
		20,529,518
	Option Income - 38.6%
32,193	Advent Claymore Enhanced Growth & Income Fund	357,020
16,394	BlackRock EcoSolutions Investment Trust	168,530
58,450	BlackRock Enhanced Capital and Income Fund, Inc.	835,251
115,467	BlackRock Enhanced Dividend Achievers Trust	953,758
73,416	BlackRock Global Energy and Resources Trust	1,720,137
134,049	BlackRock Global Opportunities Equity Trust	2,402,158
20,369	BlackRock Health Sciences Trust	505,355
202,916	BlackRock International Growth and Income Trust	2,085,977
104,376	BlackRock Real Asset Equity Trust	1,248,337
45,365	Dow 30 Enhanced Premium & Income Fund, Inc.	452,743
23,016	Dow 30 Premium & Dividend Income Fund, Inc.	314,168
77,802	Eaton Vance Enhanced Equity Income Fund	1,019,206
93,578	Eaton Vance Enhanced Equity Income Fund II	1,180,954

96,486	Eaton Vance Risk-Managed Diversified Equity Income Fund	$1,444,395
46,924	Eaton Vance Tax-Managed Buy-Write Income Fund	675,236
107,815	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,442,565
289,890	Eaton Vance Tax-Managed Diversified Equity Income Fund	3,443,893
208,492	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	2,501,904
593,894	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	6,295,276
62,729	First Trust Enhanced Equity Income Fund	700,683
20,161	ING Asia Pacific High Dividend Equity Income Fund	351,406
30,358	ING Global Advantage and Premium Opportunity Fund	398,297
138,132	ING Global Equity Dividend & Premium Opportunity Fund	1,524,977
30,617	ING Risk Managed Natural Resources Fund	470,890
59,240	Madison/Claymore Covered Call & Equity Strategy Fund	499,393
50,191	NASDAQ Premium Income & Growth Fund, Inc.	642,947
312,073	NFJ Dividend Interest & Premium Strategy Fund	4,599,956
14,220	Nicholas-Applegate International & Premium Strategy Fund	194,814
54,534	Nuveen Equity Premium Advantage Fund	702,943
39,851	Nuveen Equity Premium and Growth Fund	526,830
76,302	Nuveen Equity Premium Income Fund	977,429
160,619	Nuveen Equity Premium Opportunity Fund	2,043,074
37,812	Nuveen Global Value Opportunities Fund	667,004
28,025	Seligman Premium Technology Growth Fund, Inc.	517,061
		43,864,567
	Total Investments (Cost $114,564,783)(a)-100.0%	113,555,894
	Other assets less liabilities-0.0%	2,356
	Net Assets-100.0%	$113,558,250

Notes to Schedule of Investments:

(~) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Van Kampen Bond Fund is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Van Kampen Bond Fund for the nine months ended July 31, 2010.

	Value 10/31/09	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 07/31/10	Dividend Income
Invesco Van Kampen Bond Fund	$—	$497,598	$(120,630)	$9,413	$(3,125)	$383,256	$3,224

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $114,564,783. The net unrealized depreciation was $1,008,889 which consisted of aggregate gross unrealized appreciation of $1,955,118 and aggregate gross unrealized depreciation of $2,964,007.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Emerging Markets Sovereign Debt Portfolio

July 31, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations — 98.1%
	Brazil — 4.5%
$6,816,000	Republic of Brazil	10.125%	05/15/27	$10,615,920
8,800,000	Republic of Brazil	8.250	01/20/34	12,232,000
7,390,000	Republic of Brazil	7.125	01/20/37	9,200,550
				32,048,470
	Bulgaria — 4.3%
26,186,000	Republic of Bulgaria	8.250	01/15/15	30,310,295

	Colombia — 4.4%
4,100,000	Republic of Colombia	8.125	05/21/24	5,289,000
16,409,000	Republic of Colombia	7.375	09/18/37	20,511,250
4,975,000	Republic of Colombia	6.125	01/18/41	5,360,563
				31,160,813
	El Salvador — 4.3%
18,079,000	Republic of El Salvador	8.250	04/10/32	19,660,913
10,550,000	Republic of El Salvador	7.650	06/15/35	11,103,875
				30,764,788
	Hungary — 4.0%
13,835,000	Republic of Hungary	4.750	02/03/15	13,660,554
14,200,000	Republic of Hungary	6.250	01/29/20	14,477,440
				28,137,994
	Indonesia — 4.5%
16,563,000	Republic of Indonesia	8.500	10/12/35	22,918,223
6,950,000	Republic of Indonesia	7.750	01/17/38	8,948,125
				31,866,348
	Lithuania — 4.2%
12,775,000	Republic of Lithuania	6.750	01/15/15	13,781,031
14,800,000	Republic of Lithuania	7.375	02/11/20	16,224,500
				30,005,531
	Mexico — 4.6%
13,542,000	United Mexican States, MTN	8.300	08/15/31	18,789,525
6,250,000	United Mexican States, Series A, MTN	7.500	04/08/33	8,062,500
4,575,000	United Mexican States, Series A, MTN	6.750	09/27/34	5,467,125
				32,319,150
	Pakistan — 4.4%
12,357,000	Islamic Republic of Pakistan	7.125	03/31/16	11,947,501
20,673,000	Islamic Republic of Pakistan	6.875	06/01/17	19,432,620
				31,380,121
	Panama — 4.6%
4,370,000	Republic of Panama	7.250	03/15/15	5,140,212
6,660,000	Republic of Panama	7.125	01/29/26	8,141,850
13,993,000	Republic of Panama	8.875	09/30/27	19,555,218
				32,837,280
	Peru — 4.7%
4,200,000	Republic of Peru	8.375	05/03/16	5,281,500
6,700,000	Republic of Peru	7.350	07/21/25	8,408,500
13,854,000	Republic of Peru	8.750	11/21/33	19,811,220
				33,501,220
	Philippines — 4.7%
5,250,000	Republic of Philippines	10.625	03/16/25	8,019,375
12,046,000	Republic of Philippines	9.500	02/02/30	17,346,240
6,585,000	Republic of Philippines	7.750	01/14/31	8,198,325
				33,563,940

	Poland — 4.5%
$12,152,000	Republic of Poland	5.250%	01/15/14	$13,139,350
8,222,000	Republic of Poland	5.000	10/19/15	8,776,985
8,950,000	Republic of Poland	6.375	07/15/19	10,203,000
				32,119,335
	Qatar — 4.6%
6,725,000	State of Qatar	6.550	04/09/19	7,809,406
13,167,000	State of Qatar	9.750	06/15/30	19,750,500
4,900,000	State of Qatar	6.400	01/20/40	5,365,500
				32,925,406
	Russia — 4.4%
16,417,000	Russian Federation	11.000	07/24/18	23,086,406
5,200,000	Russian Foreign Bond - Eurobond	3.625	04/29/15	5,200,000
3,000,000	Russian Foreign Bond - Eurobond	5.000	04/29/20	3,037,500
				31,323,906
	South Africa — 4.4%
14,631,000	Republic of South Africa	6.875	05/27/19	17,319,446
4,900,000	Republic of South Africa	5.500	03/09/20	5,267,500
8,012,000	Republic of South Africa	5.875	05/30/22	8,914,151
				31,501,097
	South Korea — 4.5%
17,588,000	Republic of Korea	5.125	12/07/16	19,402,976
10,100,000	Republic of Korea	7.125	04/16/19	12,310,163
				31,713,139
	Turkey — 4.6%
6,650,000	Republic of Turkey	8.000	02/14/34	8,162,875
20,328,000	Republic of Turkey	6.875	03/17/36	22,106,700
2,200,000	Republic of Turkey	7.250	03/05/38	2,486,000
				32,755,575
	Ukraine — 4.8%
18,772,000	Ukraine Government	7.650	06/11/13	19,806,337
7,975,000	Ukraine Government	6.580	11/21/16	8,065,516
6,140,000	Ukraine Government	6.750	11/14/17	6,178,989
				34,050,842
	Uruguay — 4.5%
24,296,000	Republic of Uruguay	9.250	05/17/17	31,584,800

	Venezuela — 4.4%
7,900,000	Republic of Venezuela	8.500	10/08/14	6,478,000
10,250,000	Republic of Venezuela	5.750	02/26/16	7,072,500
18,943,000	Republic of Venezuela	13.625	08/15/18	17,569,633
				31,120,133
	Vietnam — 4.2%
20,747,000	Socialist Republic of Vietnam	6.875	01/15/16	23,075,436
6,000,000	Socialist Republic of Vietnam	6.750	01/29/20	6,630,000
				29,705,436
	Total Sovereign Debt Obligations (Cost $644,365,898)			696,695,619

Number of Shares
	Money Market Fund — 0.9%
6,545,638	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $6,545,638)			6,545,638

	Total Investments (Cost $650,911,536)(a)—99.0%			703,241,257
	Other assets less liabilities—1.0%			7,066,359
	Net Assets—100.0%			$710,307,616

Investment Abbreviations:

MTN      - Medium-Term Note

Notes to Schedule of Investments:

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $651,592,086. The net unrealized appreciation was $51,649,171 which consisted of aggregate gross unrealized appreciation of $53,595,442 and aggregate gross unrealized depreciation of $1,946,271.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Fundamental High Yield Corporate Bond Portfolio

July 31, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds — 97.7%
	Aerospace/Defense — 4.0%
$3,975,000	BE Aerospace, Inc.	8.500%	07/01/18	$4,332,750
4,287,000	L-3 Communications Corp., Series B	6.375	10/15/15	4,415,610
				8,748,360
	Apparel — 1.9%
4,050,000	Hanesbrands, Inc.	8.000	12/15/16	4,257,563

	Auto Manufacturers — 2.0%
4,200,000	Navistar International Corp.	8.250	11/01/21	4,462,500

	Auto Parts & Equipment — 2.0%
3,836,000	Goodyear Tire & Rubber Co. (The)	10.500	05/15/16	4,315,500

	Banks — 2.0%
4,450,000	Ally Financial, Inc.	8.000	11/01/31	4,366,563

	Beverages — 2.0%
4,291,000	Constellation Brands, Inc.	7.250	09/01/16	4,494,822

	Coal — 2.1%
4,200,000	Peabody Energy Corp.	7.375	11/01/16	4,599,000

	Computers — 2.0%
4,108,000	SunGard Data Systems, Inc.	10.250	08/15/15	4,333,940

	Diversified Financial Services — 3.9%
5,075,000	American General Finance Corp., MTN	6.900	12/15/17	4,351,813
3,990,000	Ford Motor Credit Co. LLC	7.000	10/01/13	4,156,714
				8,508,527
	Electric — 7.7%
4,233,000	AES Corp. (The)	8.000	10/15/17	4,513,436
4,969,000	Dynegy Holdings, Inc.	8.375	05/01/16	4,000,045
5,734,000	Edison Mission Energy	7.000	05/15/17	3,927,790
4,323,000	NRG Energy, Inc.	7.375	02/01/16	4,420,268
				16,861,539
	Food — 3.9%
4,340,000	Smithfield Foods, Inc.	7.750	07/01/17	4,258,625
4,372,000	SUPERVALU, Inc.	8.000	05/01/16	4,426,650
				8,685,275
	Hand/Machine Tools — 2.0%
4,062,000	Baldor Electric Co.	8.625	02/15/17	4,326,030

	Healthcare - Products — 4.0%
4,198,000	Bausch & Lomb, Inc.	9.875	11/01/15	4,449,880
3,939,000	Biomet, Inc.	11.625	10/15/17	4,436,299
				8,886,179
	Healthcare - Services — 3.9%
4,139,000	Community Health Systems, Inc.	8.875	07/15/15	4,345,950
3,949,000	HCA, Inc.	9.250	11/15/16	4,274,792
				8,620,742
	Holding Companies - Diversified — 2.0%
4,442,000	Leucadia National Corp.	7.125	03/15/17	4,442,000

	Household Products/Wares — 2.0%
$4,340,000	Jarden Corp.	7.500%	05/01/17	$4,481,050

	Iron/Steel — 2.0%
4,290,000	United States Steel Corp.	7.375	04/01/20	4,322,175

	Lodging — 3.7%
4,825,000	Harrah’s Operating Co., Inc.	10.000	12/15/18	4,083,156
4,916,000	MGM Resorts International	6.625	07/15/15	4,141,730
				8,224,886
	Machinery - Construction & Mining — 1.9%
4,306,000	Terex Corp.	8.000	11/15/17	4,198,350

	Media — 3.8%
5,075,000	Clear Channel Communications, Inc.	10.750	08/01/16	3,901,406
4,243,000	DISH DBS Corp.	7.125	02/01/16	4,380,898
				8,282,304
	Oil & Gas — 11.7%
4,413,000	Chesapeake Energy Corp.	6.500	08/15/17	4,512,293
4,000,000	Denbury Resources, Inc.	8.250	02/15/20	4,290,000
4,189,000	Forest Oil Corp.	7.250	06/15/19	4,262,307
4,150,000	Newfield Exploration Co.	7.125	05/15/18	4,367,875
4,186,000	Plains Exploration & Production Co.	7.750	06/15/15	4,269,720
4,577,000	Sabine Pass LNG LP	7.500	11/30/16	4,004,875
				25,707,070
	Packaging & Containers — 1.9%
4,049,000	Crown Americas LLC	7.750	11/15/15	4,271,695

	Pipelines — 2.0%
4,154,000	El Paso Corp.	7.000	06/15/17	4,367,981

	REITS — 2.0%
4,229,000	Host Hotels & Resorts LP, Series Q	6.750	06/01/16	4,313,580

	Retail — 3.7%
3,871,000	Dollar General Corp.	10.625	07/15/15	4,277,455
4,774,000	Rite Aid Corp.	9.500	06/15/17	3,926,615
				8,204,070
	Software — 1.8%
4,750,000	First Data Corp.	9.875	09/24/15	3,847,500

	Telecommunications — 15.8%
4,320,000	Cincinnati Bell, Inc.	8.250	10/15/17	4,298,400
4,250,000	Cricket Communications, Inc.	7.750	05/15/16	4,420,000
4,280,000	Frontier Communications Corp.	9.000	08/15/31	4,408,400
3,944,000	Intelsat Jackson Holdings SA (Bermuda)	11.250	06/15/16	4,279,240
4,625,000	Level 3 Financing, Inc.	8.750	02/15/17	4,127,812
4,680,000	Sprint Nextel Corp.	6.000	12/01/16	4,434,300
3,900,000	Virgin Media Finance PLC, Series 1 (United Kingdom)	9.500	08/15/16	4,407,000
4,166,000	Windstream Corp.	8.625	08/01/16	4,363,885
				34,739,037
	Total Corporate Bonds (Cost $200,693,704)			214,868,238

Number of Shares
	Money Market Fund — 0.9%
1,954,038	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,954,038)	$1,954,038

	Total Investments (Cost $202,647,742)(a)—98.6%	216,822,276
	Other assets less liabilities—1.4%	3,154,125
	Net Assets—100.0%	$219,976,401

Investment Abbreviations:

MTN	- Medium-Term Note
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $202,815,138. The net unrealized appreciation was $14,007,138 which consisted of aggregate gross unrealized appreciation of $16,007,486 and aggregate gross unrealized depreciation of $2,000,348.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Insured California Municipal Bond Portfolio

July 31, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 98.3%
	Ad Valorem Property Tax — 27.2%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE	5.250%	08/01/39	$1,394,617
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	513,370
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,024,700
1,000,000	Corona-Norco California Unified School District (Election of 2006) Ser. 09C AGM	5.500	08/01/39	1,036,580
500,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	512,740
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE	5.000	08/01/32	516,365
500,000	Los Angeles California Community College District Ref. (Election 2001) Ser. 05A AGM	5.000	08/01/25	535,020
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,544,702
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07-A-4 AGM	5.000	07/01/31	1,127,786
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	511,840
2,000,000	San Bernardino California Community College District (Election 2002) Ser. 08A	6.250	08/01/33	2,247,020
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	413,092
				11,377,832
	College Revenue — 4.6%
500,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	516,715
450,000	University of California General Revenue Ser. 03A AMBAC	5.000	05/15/36	458,618
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	952,059
				1,927,392
	Electric Power Revenue — 5.4%
800,000	Anaheim California Public Financing Auth. Rev. (Electric System Distribution Facilities) Ser. 02-A AGM	5.000	10/01/31	812,208
400,000	Los Angeles California Water & Power Rev. (Power System) Sub-Ser. 07A-1 AMBAC	5.000	07/01/39	413,184
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,032,610
				2,258,002
	Fuel Sales Tax Revenue — 3.3%
1,340,000	Puerto Rico Commonwealth Highways & Transportation Auth. Highway Rev. (Remarketed) Ser. 03AA-1 AGM	4.950	07/01/26	1,390,987

	General Fund — 0.8%
400,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	342,336

	Highway Tolls Revenue — 1.0%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	394,708

	Hospital Revenue — 10.9%
2,000,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	2,002,960
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,037,720
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,022,550
500,000	California Statewide Community Development Auth. Rev. (Sutter Health-Remarketed) Ser. 04C AGM	5.050%	08/15/38	$510,580
				4,573,810

	Lease Revenue — 15.5%
1,000,000	Carlsbad California University School District COP Ser. 09-A AGC	5.000	10/01/34	1,005,040
2,000,000	El Dorado California Irrigation District COP Ser. 09-A AGC	5.750	08/01/39	2,109,820
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	1,057,030
400,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Police Headquarters FAC Ser. 06A NATL RE	4.250	01/01/37	340,364
500,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Ser. 07B-1 NATL RE	4.750	08/01/37	473,095
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,084,670
400,000	Santa Clara Valley California Water District (CTFS Partner Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	412,328
				6,482,347
	Miscellaneous Revenue — 6.1%
2,500,000	Puerto Rico Commonwealth Infrastructure Financing Auth. Special Ser. 00A	5.500	10/01/32	2,546,025

	Sales Tax Revenue — 4.9%
1,500,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05-A AMBAC	5.000	07/01/35	1,562,805
500,000	San Mateo County California Transit District (Sales Tax) Rev. Ref. Ser. 05A NATL RE	4.750	06/01/34	501,465
				2,064,270
	Sewer Revenue — 5.4%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM	5.000	09/15/32	410,816
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	356,388
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	509,290
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	456,946
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	506,420
				2,239,860
	Special Assessment — 3.9%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,627,935

	Tax Increment Revenue — 0.8%
400,000	San Jose California Redevelopment Agency Tax Allocation Ref. (Merged Area Redevelopment Project) Ser. 06C NATL RE	4.250	08/01/30	338,304

	Water Revenue — 8.5%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE	5.000	06/01/32	1,065,300
500,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	520,600
500,000	Pomona California Public Financing (Water Facilities Project) Ser. 07AY AMBAC	5.000	05/01/47	487,645
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	504,670
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	501,225
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	486,740
				3,566,180
	Total Investments (Cost $40,099,355)(a)— 98.3%			41,129,988
	Other assets less liabilities—1.7%			722,551
	Net Assets—100.0%			$41,852,539

Investment Abbreviations:

Auth.	- Authority
COP	- Certificate of Participation

Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
NATL RE	- National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

This table, as of July 31, 2010, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security,  it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	32.4%
National Public Finance Guarantee Corp.	20.3
Assured Guaranty Corp.	20.3
American Municipal Bond Assurance Corp.	8.0

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $40,099,355. The net unrealized appreciation was $1,030,633 which consisted of aggregate gross unrealized appreciation of $1,293,874 and aggregate gross unrealized depreciation of $263,241.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Insured National Municipal Bond Portfolio

July 31, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 98.3%
	Ad Valorem Property Tax — 13.0%
$2,000,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000%	08/01/37	$2,053,480
2,150,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000	02/15/38	2,238,601
3,000,000	Beaver County Pennsylvania Ser. 09 AGM	5.550	11/15/31	3,271,230
2,000,000	Burleson Texas Independent School District (School Building) Ser. 09 AGC	5.000	08/01/39	2,062,820
3,000,000	California State Ser. 05 NATL RE	4.750	03/01/35	2,821,710
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/27	1,585,245
11,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/28	12,098,920
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/29	1,569,840
10,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	10,291,000
2,000,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	2,073,160
2,000,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	2,050,960
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,579,245
2,500,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC	5.500	06/01/34	2,646,650
2,000,000	Frisco Texas Independent School District (School Building) Ser. 09 AGC	5.250	08/15/36	2,133,220
2,000,000	Lexington Massachusetts Municipal Purpose Loan Ser. 10	2.000	02/15/11	2,018,660
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,565,950
2,500,000	Philadelphia Pennsylvania Ser. 09B AGC	7.125	07/15/38	2,899,750
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,104,610
2,600,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	2,742,818
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07-A-4 AGM	5.000	07/01/31	512,630
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	925,315
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	2,047,360
4,100,000	San Bernardino California Community College District (Election 2002) Ser. 08A	6.250	08/01/33	4,606,391
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM	5.250	08/01/32	2,558,700
3,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09-A AGC	5.000	08/01/34	3,594,360
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	2,627,908
				78,680,533
	Auto Parking Revenue — 0.7%
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	2,002,960
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/39	2,503,700
				4,506,660
	College Revenue — 2.6%
5,000,000	California State University Rev. Systemwide Ser. 09A AGC	5.250	11/01/38	5,294,150
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	3,064,530
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O	6.000	07/01/36	1,459,512

$250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000%	07/01/38	$260,595
2,750,000	University Houston (Texas University Rev. Ref-Consolidated) Ser. 08 AGM	5.000	02/15/38	2,867,288
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	453,361
2,000,000	University of California Rev. Ser. 05C NATL RE	4.750	05/15/37	2,012,240
				15,411,676
	Electric Power Revenue — 3.4%
3,000,000	Guam Power Auth. Rev. Ser. 10A (Guam) AGM	5.000	10/01/37	2,999,790
500,000	Indiana Municipal Power Agency Power Supply System Rev. Ser. 07A NATL RE	5.000	01/01/37	506,815
5,000,000	Indiana Municipal Power Agency Power Supply System Rev. Ser. 07A NATL RE	5.000	01/01/42	5,062,650
1,400,000	Kentucky State Municipal Power Agency System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000	09/01/37	1,415,736
6,000,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	6,672,060
2,065,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 07A NATL RE	5.000	01/01/42	2,055,171
1,000,000	Paducah Kentucky Electric Plant Board Rev. Ser. 09A AGC	5.250	10/01/35	1,065,780
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,032,610
				20,810,612
	Fuel Sales Tax Revenue — 1.1%
6,250,000	Puerto Rico Commonwealth Highways & Transportation Auth. Highway Rev. (Remarketed) Ser. 03AA-1 AGM	4.950	07/01/26	6,487,813

	General Fund — 0.1%
500,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	427,920

	Highway Tolls Revenue — 8.6%
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGC	5.000	01/01/40	7,720,950
7,000,000	Massachusetts State Federal Highway GAN Ser. 00A	5.750	06/15/15	7,136,290
500,000	Miami-Dade County Florida Expressway Auth. Toll System Rev. Ser. 06 AMBAC	5.000	07/01/37	505,070
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,523,190
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,248,800
16,000,000	North Texas Thruway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	17,374,880
8,000,000	Pennsylvania State Turnpike Common Turnpike Rev. Subordinate Ser. 08C AGC	6.250	06/01/38	9,060,800
1,500,000	Puerto Rico Highway & Transportation Auth. Highway Rev. Ref. Ser. 07CC AGM	5.250	07/01/33	1,617,105
				52,187,085
	Hospital Revenue — 14.2%
500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/34	544,215
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/39	2,709,825
500,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	500,740
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,037,720
1,500,000	California Statewide Community Development Auth. Rev. (Sutter Health-Remarketed) Ser. 04C AGM	5.050	08/15/38	1,531,740
500,000	Cape Girardeau County Missouri Industrial Development Auth. Health Care Facilities Rev. (St. Francis Medical Center) Ser. 09A	5.500	06/01/34	506,830
500,000	Cape Girardeau County Missouri Industrial Development Auth. Health Care Facilities Rev. (St. Francis Medical Center) Ser. 09A	5.750	06/01/39	520,300

$5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500%	02/01/36	$5,263,000
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub-Ser 05-B AMBAC	5.500	04/01/37	2,633,825
5,000,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	5,121,600
2,000,000	Colorado Health Facilities Auth. Rev. (Poudre Valley County Health Facilities Auth) Ser. 05A AGM	5.200	03/01/31	2,072,940
300,000	Connecticut State Health & Educational Facility Auth. (Yale - New Haven Hospital) Ser. 06J-1 AMBAC	5.000	07/01/31	302,736
1,570,000	District of Columbia Hospital Rev. (Children’s Hospital Obligation Group) Ser. 08 AGC	5.250	07/15/38	1,593,377
3,000,000	District of Columbia Rev. (Medlantic/Helix-Remarketed) Ser. 98C AGM	5.000	08/15/38	3,021,150
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	3,042,000
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	2,036,720
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	3,914,722
1,000,000	Illinois Financing Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	1,042,760
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM	5.250	05/15/41	1,734,527
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,655,300
5,500,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. (West Jefferson Medical Center) Ser. 98-B AGM	5.250	01/01/28	5,779,400
2,000,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM	5.250	10/01/36	2,067,340
485,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE	4.750	07/01/36	468,156
8,270,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	8,794,153
1,500,000	Minnesota Agricultural & Economic Development Board Rev. Health Care Essentia (Remarketed) Ser. 08C-1 AGC	5.000	02/15/30	1,520,415
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	10,621,200
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGC	5.250	11/15/35	1,018,300
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,509,850
4,000,000	South Carolina Jobs Economic Development Auth. Hospital Facilities Rev. (Ref-Palmetto Health-Remarketed) Ser. 08A AGM	5.000	08/01/35	4,012,640
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,049,770
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC	5.375	07/01/35	1,022,690
1,900,000	Waco Health Facilities Development Corporation (Hillcrest Health System Project) Ser. 06A NATL RE	5.000	08/01/31	1,873,267
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,125,297
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	888,598
				85,537,103
	Lease Revenue — 8.7%
3,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250	10/01/26	3,213,690
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.000	10/01/27	2,089,540
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250	10/01/28	2,111,440
1,925,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.000	10/01/29	1,970,334
3,000,000	Carlsbad California University School District COP Ser. 09-A AGC	5.000	10/01/34	3,015,120
3,500,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/33	3,513,230

$2,500,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000%	06/01/37	$2,492,500
2,000,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	2,109,820
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	7,399,210
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,169,071
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	520,565
3,000,000	Michigan State Building Auth. Rev. (Facilities Program) Ser. 09H AGM	5.000	10/15/26	3,116,340
1,335,000	Ohio State Higher Educational Facility Rev. (Case Western Reserve University Project) Ser. 06 NATL RE	5.000	12/01/44	1,360,992
2,950,000	Orange County Florida School Board COP Ser. 09A AGC	5.500	08/01/34	3,049,297
3,000,000	Palm Beach County Florida School Board COP Ser.00A FGIC	6.250	08/01/25	3,030,000
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,338,680
5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750	11/15/29	5,151,750
2,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,990,940
				52,642,519
	Miscellaneous Revenue — 5.2%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/28	7,784,775
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/29	7,738,275
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,602,075
4,550,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/38	4,705,291
1,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	887,490
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/33	1,071,370
3,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/38	3,200,070
2,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,229,920
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,141,080
				31,360,346
	Multiple Utility Revenue — 0.5%
2,990,000	Corpus Christi Texas Utility System Rev. Improvement Ser. 09 AGC	5.375	07/15/39	3,161,058

	Port, Airport & Marina Revenue — 7.7%
5,000,000	Chicago Illinois O’Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000	01/01/29	5,004,450
9,000,000	Clark County Nevada Airport Rev. Subordinate Lien Ser. 09-C AGM	5.000	07/01/25	9,421,110
2,000,000	Clark County Nevada Airport Rev. Subordinate Lien Ser. 09-C AGM	5.000	07/01/26	2,077,120
2,840,000	Clark County Nevada Passenger Facility Charge Rev. (Las Vegas McCarran International Airport) Ser. 10A AGM	5.250	07/01/39	2,877,744
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,526,070
1,000,000	Metropolitan Washington DC Airports Auth. System Ser. 09B BHAC	5.000	10/01/29	1,061,810
10,000,000	Miami-Dade County Florida Aviation Rev. Ser. 09B AGC	5.125	10/01/41	10,104,900
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	7,016,100
2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000	03/01/35	2,534,575
500,000	Portland Maine Airport Rev. General Ser. 10 AGM	5.000	01/01/40	502,585
3,000,000	Sacramento County California Airport System Ser. 08A AGM	5.000	07/01/41	3,009,570
1,500,000	St. Louis Missouri Airport Rev. Lambert - St. Louis International Airport Ser. 05 NATL RE	5.500	07/01/31	1,541,400
				46,677,434
	Recreational Revenue — 1.6%
5,000,000	Miami-Dade County Florida Professional Sports Franchise Facilities Tax Ser. 09C AGC	5.375	10/01/28	5,229,550
4,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	4,636,840
				9,866,390

	Sales Tax Revenue — 7.8%
$5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000%	10/01/35	$5,390,965
9,000,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/39	9,225,450
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM	5.000	11/01/34	1,574,160
400,000	Dallas Area Rapid Transit (SR Lien) Ser. 07 AMBAC	5.000	12/01/32	418,268
19,000,000	Fulton County Georgia School District Short-Term Construction Notes Ser. 10	1.500	12/30/10	19,099,750
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	299,097
3,000,000	Metropolitan Atlanta Rapid Transit Auth. Georgia Sales Tax Rev. Ref. (Third Indenture) Ser. 07B AGM	5.000	07/01/37	3,140,670
2,500,000	Puerto Rico Sales Tax Financing Corp. (Sales Tax) Rev. First Subordinate Ser. 10A AGM	5.000	08/01/40	2,522,575
1,000,000	Puerto Rico Sales Tax Financing Corp. (Sales Tax) Rev. First Subordinate Ser. 10C AGM	5.125	08/01/42	1,038,420
1,815,000	Regional Transit Auth. - Illinois Ser. 00-A NATL RE	6.500	07/01/30	2,283,415
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	1,045,490
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref-Measure A) Ser. 07A AMBAC	5.000	04/01/36	1,036,580
				47,074,840
	Sewer Revenue — 2.5%
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,675,400
2,250,000	Detroit Michigan Sewer Disposal Rev. (Senior Lien-Remarketed) Ser. 03B AGM	7.500	07/01/33	2,684,205
2,500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	2,546,450
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	506,420
1,400,000	Sacramento County California Sanitation District Financing Auth. Rev. (County Sanitation District 1) Ser. 05 NATL RE	5.000	08/01/35	1,443,596
5,000,000	Sacramento County California Sanitation District Financing Auth. Rev. (Sacramento Regional County Sanitation) Ser. 06 NATL RE	5.000	12/01/36	5,162,750
				15,018,821
	Special Assessment — 0.7%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,341,160

	Student Loan Revenue — 0.9%
5,000,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	5,518,800

	Tax Increment Revenue — 1.8%
1,100,000	Rancho Cucamonga Redevelopment Agency Tax Allocation (Rancho Redevelopment Housing Set Aside) Ser. 07A NATL RE	5.000	09/01/34	1,034,011
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,369,570
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,244,200
				10,647,781
	Transit Revenue — 3.2%
2,000,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750	11/15/32	2,087,860
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	415,444
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	16,675,500
				19,178,804

	Water Revenue — 14.0%
$2,900,000	Anchorage Water Rev. Ref. Ser. 07 NATL RE	5.000%	05/01/37	$2,995,236
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	10,033,235
11,000,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.375	11/01/39	11,458,480
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,064,950
250,000	Broward County Florida Water & Sewer Utility Rev. Ser. 09A	5.250	10/01/34	263,017
2,250,000	Chicago Illinois Water Rev. Ref. (Second Lien) AGM	5.250	11/01/33	2,377,665
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	6.250	07/01/36	2,165,880
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	7.000	07/01/36	2,295,460
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,508,310
1,000,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	1,041,200
3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000	11/15/35	4,045,988
4,500,000	Indianapolis Industry Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	4,923,990
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/27	1,054,540
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/29	20,790,400
3,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/39	3,079,170
5,000,000	North Fort Bend Water Auth. Texas Water System Rev. Ser. 09 AGC	5.250	12/15/34	5,323,000
1,200,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	1,222,680
1,000,000	Pomona California Public Financing (Water Facilities Project) Ser. 07AY AMBAC	5.000	05/01/47	975,290
4,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	4,037,360
2,790,000	Riverside California Water Rev. Ser. 08B AGM	5.000	10/01/38	2,888,069
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	501,225
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	486,740
				84,531,885
	Total Investments (Cost $568,135,576)(a)— 98.3%			594,069,240
	Other assets less liabilities—1.7%			10,274,317
	Net Assets—100.0%			$604,343,557

Investment Abbreviations:
Auth.	- Authority
COP	- Certificate of Participation
GAN	- Grant Anticipation Notes
RAC	- Revenue Anticipation Certificates
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
NATL RE	- National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

This table, as of July 31, 2010, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security,  it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Corp.	40.4%
Assured Guaranty Municipal Corp.	39.6
National Public Finance Guarantee Corp.	8.4

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $568,147,286. The net unrealized appreciation was $25,921,954 which consisted of aggregate gross unrealized appreciation of $26,773,426 and aggregate gross unrealized depreciation of $851,472.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Insured New York Municipal Bond Portfolio

July 31, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 97.6%
	Ad Valorem Property Tax — 6.4%
$300,000	Haverstraw Stony Point Central School District Rev. Ser. 07 AGM	5.000%	10/15/24	$323,445
700,000	New York NY (Fiscal 2008) Sub-Ser. 07C-1 AGM	5.000	10/01/24	763,630
1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	1,054,930
400,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07-A-4 AGM	5.000	07/01/31	410,104
				2,552,109
	College Revenue — 7.9%
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/28	535,345
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	521,190
1,000,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Pratt Institute) Ser. 09C AGC	5.125	07/01/39	1,058,960
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (St. John’s University) Insured Ser. 07A NATL RE	5.000	07/01/27	522,225
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt Mount Sinai School - Medical New York Ser. 07 NATL RE	5.000	07/01/35	503,750
				3,141,470
	Electric Power Revenue — 4.1%
500,000	Long Island Power Auth. Electric System Rev. Ser. 04A AMBAC	5.000	09/01/34	510,130
1,000,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	1,112,010
				1,622,140
	Fuel Sales Tax Revenue — 4.5%
1,750,000	Puerto Rico Commonwealth Highways & Transportation Auth. Highway Rev. (Remarketed) Ser. 03AA-1 AGM	4.950	07/01/26	1,816,587

	Highway Tolls Revenue — 10.6%
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/30	1,043,680
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/32	1,034,220
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000	01/01/37	618,696
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	394,708
1,100,000	Triborough Bridge & Tunnel Auth. Rev. Ref. Ser. 02 NATL RE	5.000	11/15/32	1,137,763
				4,229,067
	Hospital Revenue — 6.7%
600,000	New York State Dormitory Auth. Rev. Mental Health Services Facilities Improvement Ser. 05B AMBAC	5.000	02/15/30	623,118
1,000,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Health Quest Systems) Ser. 07B AGC	5.250	07/01/27	1,059,900
1,000,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser. 08A AGM	5.000	02/15/38	1,009,860
				2,692,878
	Hotel Occupancy Tax — 3.8%
1,500,000	New York Convention Center Development Corp. Rev. (Hotel Unit Fee Secured) Ser. 05 AMBAC	5.000	11/15/44	1,512,345

	Income Tax Revenue — 8.6%
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250	01/15/34	582,630

$1,685,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Rev. Ser. 05B AGM	5.000%	03/15/24	$1,808,848
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	509,995
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 09B-1	5.000	03/15/36	533,105
				3,434,578
	Lease Revenue — 6.4%
500,000	Erie County New York Industrial Development Agency School Facility Rev. (City School District of Buffalo Project) Ser. 03 AGM	5.750	05/01/23	527,680
350,000	Niagara Falls City School District Ref. (High School Facilities) Ser. 05 AGM	5.000	06/15/28	358,162
1,000,000	Puerto Rico Public Buildings Auth. Rev. Ref. (Government Facilities-Remarketed) Ser. 04K AGM	5.250	07/01/27	1,052,250
700,000	Rensselaer City School District Ser. 06 XLCA	5.000	06/01/36	635,873
				2,573,965
	Miscellaneous Revenue — 8.7%
500,000	Erie County New York Industrial Development Agency School Facility Rev. (City School District of the city of Buffalo Project) Ser. 03A AGM	5.750	05/01/28	548,130
1,100,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	976,239
1,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	1,114,960
750,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (School District Rev. Financing Program) Ser 08-D AGC	5.750	10/01/24	854,550
				3,493,879
	Port, Airport & Marina Revenue — 5.3%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/33	1,059,490
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/37	1,055,100
				2,114,590
	Recreational Revenue — 8.0%
1,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 06 AMBAC	5.000	01/01/46	885,670
1,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	1,159,210
600,000	New York City Trust for Cultural Resources Rev. (American Museum of National History) Ser. 04A NATL RE	5.000	07/01/44	621,048
500,000	New York City Trust for Cultural Resources Rev. Ref. (Museum of Modern Art) Ser. 08-1A	5.000	04/01/27	547,235
				3,213,163
	Sales Tax Revenue — 5.2%
2,000,000	Sales Tax Asset Receivables Corp. Ser. 04A AMBAC	5.000	10/15/32	2,094,560

	Transit Revenue — 2.8%
505,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750	11/15/32	527,185
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	596,328
				1,123,513
	Water Revenue — 8.6%
1,100,000	Nassau County New York Sewer & Storm Water Finance Auth. System Rev. Ser. 08A BHAC	5.375	11/01/28	1,233,947
600,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07A AGM	4.250	06/15/39	574,932
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. (2nd Generation Resolution) Ser. 08DD	6.000	06/15/40	1,146,820

$500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125%	07/01/47	$504,670
				3,460,369

	Total Investments
	(Cost $37,243,951)(a)— 97.6%			39,075,213
	Other assets less liabilities—2.4%			950,105
	Net Assets—100.0%			$40,025,318

Investment Abbreviations:
Auth.	- Authority
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
NATL RE	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance, Inc.

Notes to Schedule of Investments:

This table, as of July 31, 2010, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security,  it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	38.3%
Assured Guaranty Corp.	17.4
National Public Finance Guarantee Corp.	15.5
American Municipal Bond Assurance Corp.	14.4
Berkshire Hathaway Assurance Corp.	6.0

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $37,243,951. The net unrealized appreciation was $1,831,262 which consisted of aggregate gross unrealized appreciation of $2,052,071 and aggregate gross unrealized depreciation of $220,809.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares Preferred Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 99.9%
	Banks - 45.3%
2,715,849	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	$70,421,964
634,750	BB&T Capital Trust VI, 9.60%	17,347,718
254,806	BNY Capital V, 5.95%, Series F	6,344,669
828,544	Fifth Third Capital Trust VI, 7.25%	20,382,182
349,776	Goldman Sachs Group, Inc. (The), 6.20%, Series B	8,684,938
1,744,966	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	45,334,217
2,209,295	HSBC Holdings PLC, 8.13% (United Kingdom)	57,375,391
1,851,858	JPMorgan Chase & Co., 8.63%, Series J	50,870,540
492,317	KeyCorp Capital IX, 6.75%	11,840,224
355,000	Lloyds Banking Group PLC, 7.75% (United Kingdom)	9,048,950
811,813	National City Capital Trust II, 6.63%	19,653,993
413,809	PNC Capital Trust D, 6.13%	10,105,216
629,070	Santander Finance SA Unipersonal, 10.50%, Series 10 (Spain)	17,613,960
1,485,049	USB Capital XI, 6.60%	37,779,646
1,494,615	Wachovia Capital Trust IV, 6.38%	35,736,245
1,692,055	Wells Fargo & Co., 8.00%, Series J	45,939,294
1,949,291	Wells Fargo Capital IV, 7.00%	49,434,020
		513,913,167
	Chemicals - 0.2%
19,801	Ei Du Pont de Nemours & Co., 4.50%, Series B	1,673,581

	Diversified Financial Services - 26.3%
96,448	Ameriprise Financial, Inc., 7.75%	2,604,096
161,904	Capital One Capital II, 7.50%	4,096,171
703,479	Credit Suisse Guernsey, 7.90% (Switzerland)	18,346,732
1,261,617	Deutsche Bank Capital Funding Trust IX, 6.63%	29,610,151
245,500	Deutsche Bank Contingent Capital Trust III, 7.60%	6,137,500
1,589,786	Deutsche Bank Contingent Capital Trust V, 8.05%	41,000,581
1,683,915	General Electric Capital Corp., 6.10%	42,518,854
2,387,303	JPMorgan Chase Capital X, 7.00%(~)	62,165,370
531,415	JPMorgan Chase Capital XXIX, 6.70%	13,125,950
694,895	JPMorgan Chase Capital XXVIII, 7.20%	18,498,105
2,214,978	Morgan Stanley Capital Trust VII, 6.60%(~)	53,026,574
170,584	National Rural Utilities Cooperative Finance Corp., 5.95%	4,237,306
134,093	SLM Corp., 6.00%	2,386,855
		297,754,245
	Electric - 6.5%
982,907	Alabama Power Co., 5.88%, Series 07-B(~)	25,427,804
118,515	BGE Capital Trust II, 6.20%	2,909,543
23,202	Consolidated Edison Co. of New York, Inc., 5.00%, Series A	2,076,579
320,843	Dominion Resources, Inc., 8.38%, Series A	9,137,609
35,026	Entergy Louisiana LLC, 6.00%	892,463
222,519	Entergy Texas, Inc., 7.88%	6,348,467
632,070	FPL Group Capital, Inc., 6.60%, Series A	16,598,158
69,453	Interstate Power & Light Co., 8.38%, Series B	1,917,597
48,311	Pacific Gas & Electric Co., 6.00%, Series A	1,250,772
69,767	SCANA Corp., 7.70%	1,943,011
189,080	Xcel Energy, Inc., 7.60%	5,177,010
		73,679,013
	Insurance - 9.7%
1,415,806	Aegon NV, 6.38% (Netherlands)	28,528,491
915,862	Allianz SE, 8.38% (Germany)	24,070,044
152,690	Arch Capital Group Ltd., 8.00%, Series A	3,893,595
118,788	Berkley W.R. Capital Trust II, 6.75%	2,860,415
95,314	Endurance Specialty Holdings Ltd., 7.75%, Series A	2,316,130
144,315	Everest Re Capital Trust II, 6.20%, Series B	3,287,496
200,323	Lincoln National Capital VI, 6.75%, Series F	4,761,678
66,581	Markel Corp., 7.50%	1,782,373
696,160	MetLife, Inc., 6.50%, Series B	17,202,114
240,892	PartnerRe Ltd., 6.75%, Series C	5,822,360
257,089	Prudential PLC, 6.50% (United Kingdom)	6,249,834
299,817	RenaissanceRe Holdings Ltd., 6.60%, Series D	7,165,626
41,193	Selective Insurance Group, Inc., 7.50%	986,160
54,071	Torchmark Capital Trust III, 7.10%	1,354,478
		110,280,794
	Media - 3.9%
480,213	CBS Corp., 6.75%	11,909,282
933,516	Comcast Corp., 7.00%, Series B	24,056,707
340,308	Viacom, Inc., 6.85%	8,606,390
		44,572,379
	REITS - 6.1%
69,542	Equity Residential Properties, 6.48%, Series N	1,710,038
292,514	Kimco Realty Corp., 7.75%, Series G	7,649,241
137,254	PS Business Parks, Inc., 7.00%, Series H	3,368,213
1,547,429	Public Storage, 7.25%, Series I(~)	39,072,583
164,473	Realty Income Corp., 6.75%, Series E	4,120,048
226,284	Vornado Realty LP, 7.88%	5,899,224
323,958	Vornado Realty Trust, 6.63%, Series I	7,596,815
		69,416,162
	Telecommunications - 1.9%
555,797	AT&T, Inc., 6.38%	14,673,041
284,993	Telephone & Data Systems, Inc., 6.63%(~)	7,067,826
		21,740,867
	Total Preferred Stocks and Other Equity Interests (Cost $987,711,515)	1,133,030,208

	Money Market Fund - 0.7%
7,443,254	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $7,443,254)	7,443,254

	Total Investments (Cost $995,154,769)(a)-100.6%	1,140,473,462
	Liabilities in excess of other assets-(0.6%)	(6,408,405)
	Net Assets-100.0%	$1,134,065,057

Investment Abbreviations:

REIT          - Real Estate Investment Trust

Notes to Schedule of Investments:

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	16.7%

(~) Affiliated Investment. The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities.  The following is a summary of the transactions with affiliates for the nine months ended July 31, 2010.

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	10/31/09	Cost	Sales	Appreciation	Gain	07/31/10	Income
Alabama Power Co., 5.88%, Series 07-B	$19,908,211	$8,243,442	$(3,406,760)	$647,486	$35,425	$25,427,804	$1,007,103
JPMorgan Chase Capital X, 7.00%	55,677,620	19,548,894	(15,151,837)	1,650,890	439,803	62,165,370	3,084,258
Morgan Stanley Capital Trust VII, 6.60%	37,204,228	15,193,230	(3,382,899)	3,406,972	605,043	53,026,574	2,465,345
Public Storage, 7.25% Series I	28,827,924	11,701,737	(3,066,393)	1,353,869	255,446	39,072,583	1,890,370
Telephone & Data Systems, Inc., 6.63%	4,657,060	1,847,410	(204,329)	679,936	87,749	7,067,826	314,608
Total Investments in Affiliates	$146,275,043	$56,534,713	$(25,212,218)	$7,739,153	$1,423,466	$186,760,157	$8,761,684

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $998,804,612. The net unrealized appreciation was $141,668,850 which consisted of aggregate gross unrealized appreciation of $141,668,850 and aggregate gross unrealized depreciation of $0.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares VRDO Tax-Free Weekly Portfolio

July 31, 2010 (Unaudited)

Principal Amount		Interest Rate(!)	Maturity Date	Value
	Municipal Bonds (#) — 99.6%
	Ad Valorem Property Tax — 6.5%
$3,900,000	Chicago Illinois Board of Education Ser. 00B AGM	0.380%	03/01/32	$3,900,000
35,520,000	Chicago Illinois Board of Education Ser. 00D AGM	0.330	03/01/32	35,520,000
5,000,000	Luzerne County Pennsylvania Ser. 06A AGM	0.280	11/15/26	5,000,000
500,000	New York - City of New York Sub-Ser. 96-J3 (Remarketed)	0.240	02/15/16	500,000
2,000,000	North Carolina State Public Improvements Ser. 02D	0.200	06/01/19	2,000,000
1,700,000	Shelby County Tennessee Ser. 06C	0.300	12/01/31	1,700,000
				48,620,000
	College Revenue — 3.0%
2,280,000	Broward County Florida Educational Facilities Auth. Rev. (Nova Southeastern University) Ser. 02A	0.700	04/01/22	2,280,000
1,500,000	Charlottesville Virginia Industrial Development Auth. Educational Facilities Rev. (University of Virginia Foundation Projects) Ser. 06B	0.250	12/01/37	1,500,000
5,000,000	New York City Industrial Development Agency Civic Facility Rev. (New York Law School Project-Remarketed) Ser. 06B-2	0.450	07/01/36	5,000,000
5,000,000	Ohio State Higher Educational Facility Rev. Ref. (Case Western Reserve University Project) Ser. 08A	2.000	12/01/44	5,000,000
3,100,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A	0.300	04/01/35	3,100,000
4,900,000	Shelby County Health Educational & Housing Facilities Board Rev. (Southern College of Optometry Project) Ser. 01	2.250	06/01/26	4,900,000
1,025,000	Shelby County Tennessee Health Educational & Housing Facility Board Rev. (Memphis University School Project) Ser. 02	0.440	10/01/22	1,025,000
				22,805,000
	Economic Development Revenue — 0.8%
5,600,000	Lafayette Louisiana Economic Development Auth. Gulf Opportunity Zone Rev. (Stirling Lafayette, LLC Project) Ser. 08	1.250	02/01/38	5,600,000

	Electric Power Revenue — 6.9%
23,200,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 04 AGM	0.330	05/15/24	23,200,000
2,000,000	Long Island Power Auth. Electric System Rev. (Remarketed) Ser. 03I AGM	0.360	12/01/29	2,000,000
9,000,000	Long Island Power Auth. Electric System Rev. Ser. 03D AGM	0.300	12/01/29	9,000,000
7,600,000	Municipal Electric Auth. of Georgia (Project One-Remarketed) Ser. 94B AGM	0.330	01/01/16	7,600,000
3,000,000	Municipal Electric Auth. of Georgia Subordinated (Remarketed) Ser. 94D AGM	0.340	01/01/22	3,000,000
7,000,000	Piedmont Municipal Power Agency South Carolina Electric Rev. Ser. 08C AGC	0.340	01/01/34	7,000,000
				51,800,000
	Highway Tolls Revenue — 11.6%
4,800,000	Delaware River Joint Toll Bridge Commission Pennsylvania Bridge Rev. Ser. 07B-1	0.280	07/01/32	4,800,000
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.280	01/01/16	1,800,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.280	01/01/17	1,400,000
37,300,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 03C-1 AGM	0.300	01/01/24	37,300,000
14,850,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 03C-2 AGM	0.300	01/01/24	14,850,000
700,000	New Jersey Turnpike Auth. Turnpike Rev. Ser. 91-D NATL RE	0.290	01/01/18	700,000
1,000,000	Orlando & Orange County Expressway Auth. (Florida Expressway) Ref. Rev. Ser. 03-C-2 AGM	0.270	07/01/25	1,000,000
5,000,000	Orlando & Orange County Expressway Auth. (Florida Expressway) Rev. Ref. Sub-Ser. 08B-1	0.310	07/01/40	5,000,000
17,350,000	Triborough Bridge & Tunnel Auth. New York Rev. (General Remarketed) Ser. 01C	0.300	01/01/32	17,350,000

$2,910,000	Triborough Bridge & Tunnel Auth. New York Rev. Ser. 05A	0.300%	11/01/35	$2,910,000
				87,110,000
	Hospital Revenue — 21.6%
2,000,000	Chesterfield County Virginia Economic Development Auth. Rev. Bon Secours Health System Ser. 08-C1 AGM	0.320	11/01/42	2,000,000
43,900,000	Harris County Texas Health Facilities Development Corp. Hospital Rev. Ref. (Memorial Hermann Healthcare System) Ser. 08A AGM	0.340	06/01/27	43,900,000
8,050,000	Henrico County Virginia Economic Development Auth. Rev. (Bon Secours Health System) Ser. 08B1 AGC	0.330	11/01/42	8,050,000
15,585,000	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) Ser. 08E	0.380	01/01/48	15,585,000
20,235,000	Indiana Health & Educational Facility Financing Auth. Rev. (Clarian Health Obligated Group) Ser. 05-B AGM	0.320	02/15/21	20,235,000
4,130,000	Kalamazoo Michigan Hospital Finance Auth. Hospital Facility Rev. (Bronson Methodist Hospital) Ser. 06 AGM	0.320	05/15/36	4,130,000
14,700,000	New Hampshire Health & Education Facilities Auth. Rev. (Dartmouth Hitchcock Obligation) Ser. 01A AGM	0.350	08/01/31	14,700,000
5,800,000	Russell Kentucky Rev. (Bon Secours Health System Obligated Group) Ser. 02-B AGM	0.320	11/01/26	5,800,000
25,000,000	Springfield Tennessee Health Educational Facilities Board Rev. Ref. (Northcrest Medical Center Project) Ser. 08	1.250	08/01/33	25,000,000
23,395,000	White County Industrial Hospital Association Lease Rental Rev. Ser. 06	1.250	10/01/38	23,395,000
				162,795,000
	Industrial Revenue — 5.8%
2,000,000	Fairfax County Virginia Economic Development Auth. Rev. (NISH Project) Ser. 02	0.700	08/01/32	2,000,000
7,000,000	Louisiana Local Government Environmental Facilities Community Development Auth. Rev. (Laship, LLC Project) Ser. 06	1.250	09/01/36	7,000,000
2,500,000	Louisiana Public Facilities Auth. Rev. (Bluebonnet Hotel Ventures, LLC Project) Ser. 08	1.300	05/01/38	2,500,000
3,500,000	Mississippi Business Financing Corp. Rev. (DDR Gulfport Promenade LLC Project) Ser. 07	1.250	12/01/37	3,500,000
8,345,000	Rensselaer County New York Industrial Development Agency Civic Facility Rev. (Rensselaer Polytech Institute Project) Ser. 97-A	0.290	02/01/22	8,345,000
20,000,000	Washington County Alabama Industrial Development Auth. Rev. (Bay Gas Storage Co. Ltd. Project) Ser. 07	1.000	08/01/37	20,000,000
				43,345,000
	Lease Revenue — 5.7%
1,900,000	Broward County Florida School Board COP Ser. 04D AGM	0.280	07/01/29	1,900,000
5,000,000	Broward County Florida School Board COP Ser. 05 AGM	0.270	07/01/21	5,000,000
3,315,000	San Francisco California City & County Finance Corp. Lease Rev. Ref. (Moscone Center) Ser. 08-1	0.250	04/01/30	3,315,000
22,365,000	University of South Florida Financing Corp. COP (University of South Florida College of Medicine Health Facilities) Ser. 07	0.450	07/01/37	22,365,000
10,535,000	USF Financing Corp Florida COP (College of Medicine Facilities Lease Program) Ser. 06-A-2	0.450	07/01/36	10,535,000
				43,115,000
	Local Housing Revenue — 1.0%
1,260,000	Alabama Housing Financing Auth. Ref. Ser. 89	1.400	04/01/14	1,260,000
3,575,000	Colorado Housing & Financing Auth. (Multi-Family Project) Class I Ser. 05A2	0.290	04/01/36	3,575,000
2,800,000	New Hampshire State Housing Financing Auth. Multifamily Rev. (Ref. EQR Board Partnership Project) Ser. 96	0.230	09/15/26	2,800,000
				7,635,000
	Miscellaneous Revenue — 12.7%
400,000	Baltimore Maryland Industrial Development Auth. (Baltimore Capital Acquisition) Ser. 86	0.350	08/01/16	400,000
1,500,000	Blount County Public Building Authority	1.100	06/01/32	1,500,000
20,000,000	California State Sub-Ser. 05B-5	1.000	05/01/40	20,000,000
4,575,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99	0.350	06/01/29	4,575,000
2,000,000	Connecticut State Special Tax Obligation Rev. (Second Lien) Transportation Infrastructure Purposes Ser. 90-1 AGM	0.280	12/01/10	2,000,000

$2,600,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 85A	0.340%	12/01/18	$2,600,000
15,000,000	Delaware Valley Regional Finance Auth. Local Government Rev. Ser. 85C	0.340	12/01/20	15,000,000
11,500,000	Delaware Valley Regional Finance Auth. Local Government Rev. Ser. 86-1	0.300	08/01/16	11,500,000
10,000,000	Illinois State Ser. 03B	2.770	10/01/33	10,000,000
10,000,000	Massachusetts Bay Transportation Auth. (General Transportation System) Ser. 00	0.280	03/01/30	10,000,000
1,600,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95	0.350	03/01/25	1,600,000
10,575,000	New York State Local Government Assistance Corp. Ref. (Subordinate Lien) Ser. 03A-4V AGM	0.350	04/01/22	10,575,000
500,000	North Carolina State Public Improvements Ser. 02D	0.300	05/01/21	500,000
5,165,000	Southern California Public Power Auth. Transmission Project Rev. (Southern Transmission Project) Ser. 01-A AGM	0.350	07/01/21	5,165,000
				95,415,000
	Multiple Utility Revenue — 2.6%
19,350,000	Colorado Springs Colorado Utilities Rev. (Sub-Lien Improvement) Ser. 06B	0.400	11/01/36	19,350,000

	Port, Airport & Marina Revenue — 5.4%
5,000,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-B-2 NATL RE	2.280	01/01/30	5,000,000
5,000,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-B-3 NATL RE	2.280	01/01/30	5,000,000
5,000,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-C-2 NATL RE	2.280	01/01/30	5,000,000
17,210,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-C-3 NATL RE	2.280	01/01/30	17,210,000
4,085,000	Metropolitan Washington DC Airport Auth. System Sub-Ser. 09-A-1	0.450	10/01/39	4,085,000
4,500,000	Metropolitan Washington DC Airport Auth. System Sub-Ser. 09A-2	0.450	10/01/39	4,500,000
				40,795,000
	Sales Tax Revenue — 0.3%
2,000,000	New York State Local Assistance Corp. Ser. 94B	0.320	04/01/23	2,000,000
500,000	State of California Economic Recovery Ser. 04-C-15 AGM	0.390	07/01/23	500,000
				2,500,000
	Tax Increment Revenue — 0.2%
1,695,000	Denver Colorado Urban Renewal Auth. Tax Increment Rev. Ref. (South Broadway Urban Renewal Project) Ser. 02	3.050	12/01/15	1,695,000

	Transit Revenue — 7.7%
500,000	Bi-State Development Agency Missouri-Illinois Metropolitan District Rev. (Metrolink Project) Ser. 05A	0.280	10/01/35	500,000
900,000	California Transit Finance Auth. Ser. 97 AGM	0.300	10/01/27	900,000
3,050,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund Ser. 02-B AGM	0.380	11/01/22	3,050,000
49,190,000	Metropolitan Transportation Auth. New York Rev. Ref. Ser. 02D-1 AGM	0.330	11/01/29	49,190,000
4,550,000	Metropolitan Transportation Auth. of New York Rev. Ref. Ser. 02D-2 AGM	0.330	11/01/32	4,550,000
				58,190,000
	Water Revenue — 7.8%
1,800,000	California State Department of Water Resources Power Supply Rev. Sub-Ser. 05G-3 AGM	0.280	05/01/16	1,800,000
6,070,000	California State Department Water Resource Power Supply Rev. Sub-Ser. 05G-5 AGM	0.290	05/01/16	6,070,000
4,700,000	Charleston South Carolina Waterworks & Sewer Rev. (Capital Improvement) Ser. 06B	0.240	01/01/35	4,700,000
15,000,000	Forsyth County Georgia Water & Sewage Auth. Rev. Ser. 05B	0.350	04/01/35	15,000,000
5,000,000	Massachusetts State Water Resources Auth. Ref. Subordinated Ser. 08A	0.280	08/01/37	5,000,000
10,160,000	Massachusetts State Water Resources Auth. Ref. Subordinated Ser. 08C	0.280	11/01/26	10,160,000
5,900,000	Massachusetts State Water Resources Auth. Ref. Subordinated Ser. 08D	0.280	08/01/11	5,900,000
2,000,000	Metropolitan Water District Southern California Rev. Ser. 00B-2	0.350	07/01/35	2,000,000

$8,000,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.350%	07/01/37	$8,000,000
				58,630,000
	Total Investments
	(Cost $749,396,900)(a)— 99.6%			749,400,000
	Other assets less liabilities—0.4%			3,076,380
	Net Assets—100.0%			$752,476,380

Investment Abbreviations:
Auth.	- Authority
COP	- Certificate of Participation
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
NATL RE	- National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(#)	Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.
(!)	Variable rate coupon. Stated interest rate was in effect at July 31, 2010.

This table, as of July 31, 2010, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security,  it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Percentage of
Entities	Total Investments
Assured Guaranty Municipal Corp.	43.6%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $749,396,900. The net unrealized appreciation was $3,100 which consisted of aggregate gross unrealized appreciation of $3,100 and aggregate gross unrealized depreciation of $0.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares S&P SmallCap Consumer Discretionary Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace/Defense - 0.7%
434	National Presto Industries, Inc.	$44,264

	Apparel - 17.2%
5,370	Carter’s, Inc.*	130,169
7,757	Crocs, Inc.*	99,522
3,497	Deckers Outdoor Corp.*	177,962
6,527	Iconix Brand Group, Inc.*	107,434
2,447	K-Swiss, Inc., Class A*	29,242
2,012	Maidenform Brands, Inc.*	49,958
1,255	Oxford Industries, Inc.	28,112
929	Perry Ellis International, Inc.*	20,800
11,652	Quiksilver, Inc.*	52,085
3,086	Skechers U.S.A., Inc., Class A*	114,460
2,297	True Religion Apparel, Inc.*	56,460
1,499	Volcom, Inc.*	24,389
4,485	Wolverine World Wide, Inc.	128,226
		1,018,819
	Auto Parts & Equipment - 1.0%
2,918	Spartan Motors, Inc.	12,518
1,678	Standard Motor Products, Inc.	16,445
2,098	Superior Industries International, Inc.	30,190
		59,153
	Beverages - 0.8%
1,204	Peet’s Coffee & Tea, Inc.*	48,919

	Building Materials - 0.6%
1,710	Drew Industries, Inc.*	36,132

	Commercial Services - 13.4%
1,661	American Public Education, Inc.*	74,180
2,406	Arbitron, Inc.	69,533
1,320	Capella Education Co.*	122,654
2,867	Coinstar, Inc.*	130,449
5,630	Hillenbrand, Inc.	124,367
12,970	Live Nation Entertainment, Inc.*	119,713
1,269	Midas, Inc.*	11,167
1,795	Monro Muffler Brake, Inc.	73,667
607	Pre-Paid Legal Services, Inc.*	29,780
1,854	Universal Technical Institute, Inc.	37,766
		793,276
	Distribution/Wholesale - 1.7%
4,473	Pool Corp.	98,987

	Entertainment - 1.7%
5,474	Pinnacle Entertainment, Inc.*	59,393
4,843	Shuffle Master, Inc.*	42,570
		101,963
	Home Builders - 2.4%
1,676	M/I Homes, Inc.*	17,682
2,901	Meritage Homes Corp.*	51,000
604	Skyline Corp.	12,128
8,957	Standard Pacific Corp.*	35,828
2,630	Winnebago Industries, Inc.*	27,483
		144,121
	Home Furnishings - 1.9%
1,652	Audiovox Corp., Class A*	12,307
2,369	Ethan Allen Interiors, Inc.	36,340
4,660	La-Z-Boy, Inc.*	39,890
1,234	Universal Electronics, Inc.*	21,669
		110,206
	Household Products/Wares - 1.8%
537	Blyth, Inc.	21,238
2,772	Helen of Troy Ltd.*	66,417
1,914	Kid Brands, Inc.*	15,925
		103,580
	Internet - 2.1%
1,311	Blue Nile, Inc.*	66,730
2,836	NutriSystem, Inc.	55,472
		122,202
	Leisure Time - 7.2%
1,088	Arctic Cat, Inc.*	10,826
8,003	Brunswick Corp.	135,411
5,821	Callaway Golf Co.	39,292
3,599	Interval Leisure Group, Inc.*	50,062
2,436	Multimedia Games, Inc.*	10,231
1,833	Nautilus, Inc.*	3,629
2,994	Polaris Industries, Inc.	178,742
		428,193
	Lodging - 0.6%
1,889	Marcus Corp.	23,046
1,004	Monarch Casino & Resort, Inc.*	10,692
		33,738
	Media - 0.4%
2,727	E.W. Scripps Co. (The), Class A*	21,434

	Miscellaneous Manufacturing - 0.7%
1,630	Movado Group, Inc.*	18,517
1,728	Sturm Ruger & Co., Inc.	24,192
		42,709
	Retail - 43.6%
1,969	Big 5 Sporting Goods Corp.	27,054
110	Biglari Holdings, Inc.*	31,955
1,930	BJ’s Restaurants, Inc.*	49,215
3,924	Brown Shoe Co., Inc.	57,369
2,321	Buckle, Inc. (The)	63,943
1,641	Buffalo Wild Wings, Inc.*	69,972
3,673	Cabela’s, Inc., Class A*	57,262
2,221	California Pizza Kitchen, Inc.*	39,845
2,676	Cato Corp. (The), Class A	62,297
1,986	CEC Entertainment, Inc.*	68,974
2,507	Children’s Place Retail Stores, Inc. (The)*	104,918
3,238	Christopher & Banks Corp.	23,929
2,131	Cracker Barrel Old Country Store, Inc.	104,376
1,394	DineEquity, Inc.*	50,825
4,914	Finish Line, Inc. (The), Class A	70,319
3,553	Fred’s, Inc., Class A	38,514
2,173	Genesco, Inc.*	59,301
2,219	Group 1 Automotive, Inc.*	61,511
2,672	Gymboree Corp.*	115,698
1,700	Haverty Furniture Cos., Inc.	20,604
2,610	Hibbett Sports, Inc.*	69,087

4,023	Hot Topic, Inc.*	$21,282
3,630	HSN, Inc.*	106,722
4,976	Jack in the Box, Inc.*	102,655
2,470	Jo-Ann Stores, Inc.*	103,468
1,660	Jos. A. Bank Clothiers, Inc.*	97,409
733	Landry’s Restaurants, Inc.*	17,951
1,892	Lithia Motors, Inc., Class A	16,650
8,545	Liz Claiborne, Inc.*	40,503
1,410	Lumber Liquidators Holdings, Inc.*	34,996
1,957	MarineMax, Inc.*	14,873
4,737	Men’s Wearhouse, Inc. (The)	92,182
1,674	O’Charley’s, Inc.*	11,668
7,668	OfficeMax, Inc.*	109,576
2,094	P.F. Chang’s China Bistro, Inc.	86,692
1,908	Papa John’s International, Inc.*	48,330
4,222	Pep Boys - Manny, Moe & Jack (The)	40,531
2,080	PetMed Express, Inc.	33,176
1,410	Red Robin Gourmet Burgers, Inc.*	30,089
5,830	Ruby Tuesday, Inc.*	59,583
2,539	Ruth’s Hospitality Group, Inc.*	10,258
3,614	Sonic Automotive, Inc., Class A*	35,742
5,531	Sonic Corp.*	48,673
3,469	Stage Stores, Inc.	38,159
2,394	Stein Mart, Inc.*	18,482
4,714	Texas Roadhouse, Inc.*	63,545
2,791	Tuesday Morning Corp.*	12,169
2,115	Zale Corp.*	3,722
1,907	Zumiez, Inc.*	34,898
		2,580,952
	Textiles - 1.0%
1,298	UniFirst Corp.	57,060

	Toys/Games/Hobbies - 1.2%
2,522	JAKKS Pacific, Inc.*	39,797
1,946	RC2 Corp.*	32,206
		72,003
	Total Common Stocks (Cost $6,282,240)	5,917,711

	Money Market Fund - 0.0%
1,440	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,440)	1,440

	Total Investments (Cost $6,283,680)(a)-100.0%	5,919,151
	Other assets less liabilities-0.0%	1,100
	Net Assets-100.0%	$5,920,251

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $6,283,680. The net unrealized depreciation was $364,529 which consisted of aggregate gross unrealized appreciation of $71,613 and aggregate gross unrealized depreciation of $436,142.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares S&P SmallCap Consumer Staples Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agriculture - 7.4%
38,350	Alliance One International, Inc.*	$144,580
7,130	Andersons, Inc. (The)	245,058
		389,638
	Beverages - 4.2%
3,237	Boston Beer Co., Inc., Class A*	224,518

	Commercial Services - 3.3%
5,745	Medifast, Inc.*	173,729

	Environmental Control - 4.4%
28,716	Darling International, Inc.*	234,323

	Food - 57.6%
5,107	Calavo Growers, Inc.	107,860
5,436	Cal-Maine Foods, Inc.	171,723
5,916	Diamond Foods, Inc.	263,499
11,918	Great Atlantic & Pacific Tea Co., Inc. (The)*	41,236
9,837	Hain Celestial Group, Inc. (The)*	207,167
5,099	J & J Snack Foods Corp.	212,679
11,821	Lance, Inc.	249,778
5,411	Nash Finch Co.	212,761
6,998	Sanderson Farms, Inc.	327,156
9,694	Spartan Stores, Inc.	139,206
12,454	TreeHouse Foods, Inc.*	593,931
15,471	United Natural Foods, Inc.*	521,837
		3,048,833
	Household Products/Wares - 9.6%
24,952	Central Garden & Pet Co., Class A*	252,264
6,966	WD-40 Co.	253,284
		505,548
	Pharmaceuticals - 0.3%
6,729	Mannatech, Inc.*	18,303

	Retail - 13.2%
18,239	Casey’s General Stores, Inc.	697,642

	Total Investments (Cost $5,199,607)(a)-100.0%	5,292,534
	Other assets less liabilities-0.0%	2,295
	Net Assets-100.0%	$5,294,829

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $5,199,607. The net unrealized appreciation was $92,927 which consisted of aggregate gross unrealized appreciation of $226,188 and aggregate gross unrealized depreciation of $133,261.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares S&P SmallCap Energy Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Oil & Gas - 35.3%
12,310	Holly Corp.	$329,046
13,355	Penn Virginia Corp.	253,745
8,358	Petroleum Development Corp.*	243,552
23,031	PetroQuest Energy, Inc.*	152,926
23,488	Pioneer Drilling Co.*	155,491
5,130	Seahawk Drilling, Inc.*	50,941
20,729	SM Energy Co.	858,595
18,302	Stone Energy Corp.*	215,232
10,050	Swift Energy Co.*	260,596
		2,520,124
	Oil & Gas Services - 52.9%
10,033	Basic Energy Services, Inc.*	94,009
4,334	CARBO Ceramics, Inc.	347,587
9,973	Dril-Quip, Inc.*	521,388
6,212	Gulf Island Fabrication, Inc.	111,567
10,080	Hornbeck Offshore Services, Inc.*	169,646
54,868	ION Geophysical Corp.*	240,871
7,500	Lufkin Industries, Inc.	308,325
11,423	Matrix Service Co.*	110,689
16,517	Oil States International, Inc.*	758,791
7,434	SEACOR Holdings, Inc.*	615,684
8,029	Superior Well Services, Inc.*	149,099
32,853	TETRA Technologies, Inc.*	342,328
		3,769,984
	Retail - 7.2%
19,581	World Fuel Services Corp.	510,085

	Transportation - 4.6%
9,901	Bristow Group, Inc.*	330,991

	Total Common Stocks (Cost $7,623,359)	7,131,184

	Money Market Fund - 0.0%
1,334	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,334)	1,334

	Total Investments (Cost $7,624,693)(a)-100.0%	7,132,518
	Liabilities in excess of other assets-0.0%	(1,005)
	Net Assets-100.0%	$7,131,513

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $7,624,693. The net unrealized depreciation was $492,175 which consisted of aggregate gross unrealized appreciation of $102,876 and aggregate gross unrealized depreciation of $595,051.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares S&P SmallCap Financials Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Banks - 33.4%
691	Bank Mutual Corp.	$4,063
195	Bank of the Ozarks, Inc.	7,303
1,119	Boston Private Financial Holdings, Inc.	7,397
240	City Holding Co.	7,068
597	Columbia Banking System, Inc.	10,913
496	Community Bank System, Inc.	12,276
2,227	East West Bancorp, Inc.	34,719
1,154	First BanCorp.*	652
1,167	First Commonwealth Financial Corp.	6,185
756	First Financial Bancorp	12,020
316	First Financial Bankshares, Inc.	15,490
1,110	First Midwest Bancorp, Inc.	13,964
1,080	Glacier Bancorp, Inc.	17,258
427	Hancock Holding Co.	13,028
1,539	Hanmi Financial Corp.*	2,170
326	Home BancShares, Inc.	7,834
321	Independent Bank Corp.	7,643
507	Nara Bancorp, Inc.*	3,635
1,885	National Penn Bancshares, Inc.	12,554
523	NBT Bancorp, Inc.	11,548
1,306	Old National Bancorp	13,739
508	Pinnacle Financial Partners, Inc.*	5,126
891	PrivateBancorp, Inc.	11,022
367	S&T Bancorp, Inc.	7,450
615	Signature Bank*	23,641
234	Simmons First National Corp., Class A	6,166
3,277	South Financial Group, Inc. (The)*	910
407	Sterling Bancorp	3,972
1,550	Sterling Bancshares, Inc.	8,044
1,947	Susquehanna Bancshares, Inc.	16,842
118	Tompkins Financial Corp.	4,926
1,169	TrustCo Bank Corp. NY	6,804
450	UMB Financial Corp.	16,929
1,722	Umpqua Holdings Corp.	21,577
574	United Bankshares, Inc.	14,654
1,261	United Community Banks, Inc.*	3,909
1,443	Whitney Holding Corp.	11,717
297	Wilshire Bancorp, Inc.	2,236
467	Wintrust Financial Corp.	14,533
		401,917
	Commercial Services - 0.2%
134	Rewards Network, Inc.	1,861

	Diversified Financial Services - 9.0%
621	Interactive Brokers Group, Inc., Class A*	10,278
662	Investment Technology Group, Inc.*	10,400
643	LaBranche & Co., Inc.*	2,437
648	National Financial Partners Corp.*	6,953
645	optionsXpress Holdings, Inc.*	10,062
264	Piper Jaffray Cos.*	8,234
255	Portfolio Recovery Associates, Inc.*	17,768
535	Stifel Financial Corp.*	24,792
432	SWS Group, Inc.	3,767
496	TradeStation Group, Inc.*	3,170
240	World Acceptance Corp.*	9,943
		107,804
	Insurance - 13.6%
125	American Physicians Capital, Inc.	5,119
287	AMERISAFE, Inc.*	5,155
715	Delphi Financial Group, Inc., Class A	18,554
358	eHealth, Inc.*	3,974
649	Employers Holdings, Inc.	10,086
588	Horace Mann Educators Corp.	9,890
198	Infinity Property & Casualty Corp.	9,512
197	Navigators Group, Inc. (The)*	8,398
315	Presidential Life Corp.	3,090
489	ProAssurance Corp.*	29,100
260	RLI Corp.	14,427
231	Safety Insurance Group, Inc.	9,055
799	Selective Insurance Group, Inc.	12,433
279	Stewart Information Services Corp.	2,787
673	Tower Group, Inc.	14,503
337	United Fire & Casualty Co.	7,225
		163,308
	Real Estate - 0.7%
553	Forestar Group, Inc.*	8,909

	REITS - 38.6%
599	Acadia Realty Trust	11,106
1,708	BioMed Realty Trust, Inc.	30,812
839	Cedar Shopping Centers, Inc.	5,202
1,053	Colonial Properties Trust	16,974
2,320	DiamondRock Hospitality Co.*	21,530
404	EastGroup Properties, Inc.	14,653
700	Entertainment Properties Trust	29,218
1,312	Extra Space Storage, Inc.	20,349
1,015	Franklin Street Properties Corp.	12,393
937	Healthcare Realty Trust, Inc.	21,991
547	Home Properties, Inc.	27,170
1,094	Inland Real Estate Corp.	9,080
787	Kilroy Realty Corp.	26,428
961	Kite Realty Group Trust	4,459
1,050	LaSalle Hotel Properties	24,906
1,685	Lexington Realty Trust	10,835
355	LTC Properties, Inc.	8,751
1,670	Medical Properties Trust, Inc.	16,600
453	Mid-America Apartment Communities, Inc.	25,585
1,253	National Retail Properties, Inc.	28,969
329	Parkway Properties, Inc.	5,498
748	Pennsylvania Real Estate Investment Trust	9,193
731	Post Properties, Inc.	18,626
272	PS Business Parks, Inc.	15,795
414	Sovran Self Storage, Inc.	15,235
609	Tanger Factory Outlet Centers, Inc.	27,222
328	Urstadt Biddle Properties, Inc., Class A	5,848
		464,428
	Retail - 3.3%
444	Cash America International, Inc.	14,874
739	EZCORP, Inc., Class A*	14,706
402	First Cash Financial Services, Inc.*	9,640
		39,220

	Savings & Loans - 1.1%
898	Brookline Bancorp, Inc.	$8,692
389	Dime Community Bancshares	5,096
		13,788
	Total Investments (Cost $1,296,761)(a)-99.9%	1,201,235
	Other assets less liabilities-0.1%	871
	Net Assets-100.0%	$1,202,106

Investment Abbreviations:

REIT             - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $1,296,761. The net unrealized depreciation was $95,526 which consisted of aggregate gross unrealized appreciation of $10,051 and aggregate gross unrealized depreciation of $105,577.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares S&P SmallCap Health Care Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising - 1.6%
13,852	inVentiv Health, Inc.*	$359,321

	Biotechnology - 7.8%
11,532	ArQule, Inc.*	49,242
11,989	Cambrex Corp.*	42,561
23,869	Cubist Pharmaceuticals, Inc.*	515,093
6,851	Emergent Biosolutions, Inc.*	127,223
13,662	Enzo Biochem, Inc.*	62,845
13,614	Martek Biosciences Corp.*	281,674
26,449	Regeneron Pharmaceuticals, Inc.*	639,801
		1,718,439
	Commercial Services - 10.1%
13,397	AMN Healthcare Services, Inc.*	80,650
9,333	Chemed Corp.	493,902
2,915	CorVel Corp.*	115,988
12,674	Cross Country Healthcare, Inc.*	112,545
11,098	HMS Holdings Corp.*	625,040
6,089	Kendle International, Inc.*	74,956
3,838	Landauer, Inc.	240,911
23,855	PAREXEL International Corp.*	489,743
		2,233,735
	Distribution/Wholesale - 1.2%
5,018	MWI Veterinary Supply, Inc.*	264,248

	Electronics - 3.5%
5,268	Analogic Corp.	239,536
7,202	Dionex Corp.*	543,751
		783,287
	Healthcare-Products - 31.4%
9,025	Abaxis, Inc.*	180,951
26,601	Align Technology, Inc.*	461,527
30,808	American Medical Systems Holdings, Inc.*	688,867
5,295	Cantel Medical Corp.	84,085
11,927	CONMED Corp.*	229,356
19,036	Cooper Cos., Inc. (The)	739,739
11,711	CryoLife, Inc.*	62,771
9,766	Cyberonics, Inc.*	232,626
9,493	Greatbatch, Inc.*	214,352
10,434	Haemonetics Corp.*	576,479
13,070	Hanger Orthopedic Group, Inc.*	224,150
4,740	ICU Medical, Inc.*	176,375
8,535	Integra LifeSciences Holdings Corp.*	308,370
13,237	Invacare Corp.	315,438
3,977	Kensey Nash Corp.*	93,460
7,628	LCA-Vision, Inc.*	39,589
16,606	Meridian Bioscience, Inc.	319,001
11,521	Merit Medical Systems, Inc.*	194,935
5,744	Micrus Endovascular Corp.*	133,605
11,641	Natus Medical, Inc.*	170,890
7,397	Osteotech, Inc.*	28,035
7,570	Palomar Medical Technologies, Inc.*	84,481
23,366	PSS World Medical, Inc.*	439,748
7,116	SurModics, Inc.*	93,362
14,695	Symmetry Medical, Inc.*	142,982
13,593	West Pharmaceutical Services, Inc.	493,970
8,761	Zoll Medical Corp.*	231,816
		6,960,960
	Healthcare-Services - 22.4%
4,483	Air Methods Corp.*	142,335
3,300	Almost Family, Inc.*	86,724
11,673	Amedisys, Inc.*	306,650
21,133	AMERIGROUP Corp.*	755,716
12,639	AmSurg Corp., Class A*	231,547
9,770	Bio-Reference Labs, Inc.*	204,877
20,053	Centene Corp.*	427,329
4,492	Ensign Group, Inc. (The)	80,856
7,160	Genoptix, Inc.*	123,725
12,164	Gentiva Health Services, Inc.*	250,943
20,130	Healthspring, Inc.*	378,444
13,940	Healthways, Inc.*	198,506
5,571	IPC The Hospitalist Co., Inc.*	143,453
6,297	LHC Group, Inc.*	144,768
13,626	Magellan Health Services, Inc.*	573,518
7,549	MedCath Corp.*	66,884
5,469	Molina Healthcare, Inc.*	163,031
13,718	Odyssey HealthCare, Inc.*	367,094
10,148	RehabCare Group, Inc.*	215,036
10,456	Res-Care, Inc.*	102,678
		4,964,114
	Internet - 0.6%
17,353	eResearchTechnology, Inc.*	140,559

	Pharmaceuticals - 14.5%
15,902	Catalyst Health Solutions, Inc.*	549,891
3,944	Hi-Tech Pharmacal Co., Inc.*	69,336
9,220	Neogen Corp.*	275,309
14,331	Par Pharmaceutical Cos., Inc.*	378,338
12,525	PharMerica Corp.*	163,577
23,273	Salix Pharmaceuticals Ltd.*	987,008
27,592	Savient Pharmaceuticals, Inc.*	378,010
31,806	ViroPharma, Inc.*	418,885
		3,220,354
	Software - 6.9%
3,992	Computer Programs & Systems, Inc.	179,520
23,482	Eclipsys Corp.*	462,830
13,283	Omnicell, Inc.*	163,647
17,880	Phase Forward, Inc.*	300,384
7,792	Quality Systems, Inc.	427,937
		1,534,318
	Total Common Stocks (Cost $24,314,907)	22,179,335

	Money Market Fund - 0.0%
3,073	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $3,073)	3,073

	Total Investments (Cost $24,317,980)(a)-100.0%	22,182,408
	Other assets less liabilities-0.0%	536
	Net Assets-100.0%	$22,182,944

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $24,317,980. The net unrealized depreciation was $2,135,572 which consisted of aggregate gross unrealized appreciation of $541,240 and aggregate gross unrealized depreciation of $2,676,812.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares S&P SmallCap Industrials Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace/Defense - 15.5%
1,387	AAR Corp.*	$23,301
534	Aerovironment, Inc.*	12,768
551	Cubic Corp.	22,326
1,630	Curtiss-Wright Corp.	49,373
1,069	Esterline Technologies Corp.*	54,872
1,818	GenCorp, Inc.*	9,563
921	Kaman Corp.	21,036
1,615	Moog, Inc., Class A*	57,833
2,048	Orbital Sciences Corp.*	29,983
1,289	Teledyne Technologies, Inc.*	52,888
585	Triumph Group, Inc.	44,401
		378,344
	Airlines - 2.0%
538	Allegiant Travel Co.	23,882
1,988	SkyWest, Inc.	24,750
		48,632
	Auto Parts & Equipment - 0.7%
718	ATC Technology Corp.*	17,218

	Building Materials - 5.5%
446	AAON, Inc.	11,088
999	Apogee Enterprises, Inc.	11,249
1,358	Comfort Systems USA, Inc.	15,495
1,081	Gibraltar Industries, Inc.*	11,664
598	NCI Building Systems, Inc.*	5,663
1,346	Quanex Building Products Corp.	23,676
1,369	Simpson Manufacturing Co., Inc.	35,306
688	Universal Forest Products, Inc.	21,307
		135,448
	Commercial Services - 9.8%
1,665	ABM Industries, Inc.	36,130
809	Administaff, Inc.	21,083
455	CDI Corp.	7,644
399	Consolidated Graphics, Inc.*	17,145
1,749	Geo Group, Inc. (The)*	37,743
1,556	Healthcare Services Group, Inc.	34,761
624	Heidrick & Struggles International, Inc.	12,542
945	Kelly Services, Inc., Class A*	13,986
1,301	On Assignment, Inc.*	6,284
1,855	SFN Group, Inc.*	13,894
1,567	TrueBlue, Inc.*	20,167
734	Viad Corp.	14,607
432	Volt Information Sciences, Inc.*	3,858
		239,844
	Computers - 0.9%
1,432	Sykes Enterprises, Inc.*	22,697

	Distribution/Wholesale - 5.0%
573	School Specialty, Inc.*	10,985
862	United Stationers, Inc.*	46,677
1,152	Watsco, Inc.	64,178
		121,840
	Electrical Components & Equipment - 3.1%
1,662	Belden, Inc.	39,705
679	Encore Wire Corp.	14,449
314	Powell Industries, Inc.*	10,318
700	Vicor Corp.	11,018
		75,490
	Electronics - 6.7%
320	American Science & Engineering, Inc.	25,338
533	Badger Meter, Inc.	20,872
1,870	Brady Corp., Class A	52,005
919	II-VI, Inc.*	31,503
1,046	Watts Water Technologies, Inc., Class A	33,681
		163,399
	Engineering & Construction - 5.9%
1,381	Dycom Industries, Inc.*	12,498
2,361	EMCOR Group, Inc.*	61,410
495	Exponent, Inc.*	16,340
1,395	Insituform Technologies, Inc., Class A*	31,945
579	Stanley, Inc.*	21,626
		143,819
	Environmental Control - 1.9%
2,194	Tetra Tech, Inc.*	46,008

	Hand/Machine Tools - 2.3%
1,498	Baldor Electric Co.	57,254

	Household Products/Wares - 0.1%
454	Standard Register Co. (The)	1,507

	Housewares - 2.5%
1,155	Toro Co. (The)	60,118

	Machinery-Construction & Mining - 0.9%
707	Astec Industries, Inc.*	22,164

	Machinery-Diversified - 5.9%
981	Albany International Corp., Class A	18,001
1,324	Applied Industrial Technologies, Inc.	37,072
1,779	Briggs & Stratton Corp.	33,748
328	Cascade Corp.	12,520
446	Lindsay Corp.	15,512
1,171	Robbins & Myers, Inc.	27,776
		144,629
	Media - 0.5%
1,083	Dolan Co. (The)*	12,660

	Metal Fabricate/Hardware - 4.1%
607	CIRCOR International, Inc.	18,987
1,189	Kaydon Corp.	45,170
143	Lawson Products, Inc.	2,547
1,339	Mueller Industries, Inc.	33,100
		99,804
	Miscellaneous Manufacturing - 14.7%
816	A.O. Smith Corp.	44,619
2,419	Actuant Corp., Class A	49,880
442	AZZ, Inc.	19,240
1,545	Barnes Group, Inc.	28,397
904	Ceradyne, Inc.*	21,018
1,796	CLARCOR, Inc.	67,386

731	EnPro Industries, Inc.*	$21,894
940	ESCO Technologies, Inc.	28,021
2,203	Federal Signal Corp.	13,130
1,568	Griffon Corp.*	21,262
1,001	John Bean Technologies Corp.	15,726
609	Lydall, Inc.*	4,354
443	Standex International Corp.	13,299
746	Tredegar Corp.	12,876
		361,102
	Office Furnishings - 1.0%
2,007	Interface, Inc., Class A	24,947

	Software - 0.7%
1,425	Bowne & Co., Inc.	16,117

	Storage/Warehousing - 0.9%
1,293	Mobile Mini, Inc.*	22,162

	Telecommunications - 0.4%
477	Applied Signal Technology, Inc.	9,903

	Textiles - 0.6%
663	G&K Services, Inc., Class A	15,428

	Transportation - 8.4%
899	Arkansas Best Corp.	20,291
1,030	Forward Air Corp.	29,911
1,870	Heartland Express, Inc.	29,957
1,351	Hub Group, Inc., Class A*	43,435
2,077	Knight Transportation, Inc.	43,451
994	Old Dominion Freight Line, Inc.*	39,193
		206,238
	Total Investments (Cost $2,546,851)(a)-100.0%	2,446,772
	Other assets less liabilities-0.0%	454
	Net Assets-100.0%	$2,447,226

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $2,546,851. The net unrealized depreciation was $100,079 which consisted of aggregate gross unrealized appreciation of $62,291 and aggregate gross unrealized depreciation of $162,370.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares S&P SmallCap Information Technology Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Commercial Services - 5.5%
486	Forrester Research, Inc.*	$15,688
1,236	Heartland Payment Systems, Inc.	19,504
571	MAXIMUS, Inc.	34,368
390	StarTek, Inc.*	1,802
1,044	TeleTech Holdings, Inc.*	14,512
1,267	Wright Express Corp.*	44,332
		130,206
	Computers - 10.1%
656	Agilysys, Inc.	5,202
988	CACI International, Inc., Class A*	46,456
2,261	CIBER, Inc.*	7,529
747	Compellent Technologies, Inc.*	10,017
763	Hutchinson Technology, Inc.*	2,899
1,510	Insight Enterprises, Inc.*	22,001
572	Integral Systems, Inc.*	4,324
742	Manhattan Associates, Inc.*	19,930
773	Mercury Computer Systems, Inc.*	10,204
534	MTS Systems Corp.	15,449
227	NCI, Inc., Class A*	5,348
1,148	NetScout Systems, Inc.*	18,196
921	Radiant Systems, Inc.*	13,087
786	RadiSys Corp.*	7,758
670	Stratasys, Inc.*	15,216
1,107	Synaptics, Inc.*	34,649
		238,265
	Distribution/Wholesale - 1.8%
2,301	Brightpoint, Inc.*	18,224
877	ScanSource, Inc.*	24,188
		42,412
	Electrical Components & Equipment - 1.9%
1,087	Advanced Energy Industries, Inc.*	19,142
716	Littelfuse, Inc.*	25,497
		44,639
	Electronics - 14.1%
380	Bel Fuse, Inc., Class B	8,960
2,059	Benchmark Electronics, Inc.*	34,385
1,290	Checkpoint Systems, Inc.*	25,761
1,522	Cogent, Inc.*	13,683
1,110	CTS Corp.	10,379
983	Cymer, Inc.*	32,714
1,127	Daktronics, Inc.*	9,602
901	Electro Scientific Industries, Inc.*	10,343
527	FARO Technologies, Inc.*	10,840
1,241	FEI Co.*	24,274
443	Keithley Instruments, Inc.	4,780
599	LoJack Corp.*	2,114
1,216	Methode Electronics, Inc.	12,987
1,198	Newport Corp.*	15,251
596	OSI Systems, Inc.*	16,563
672	Park Electrochemical Corp.	18,440
1,318	Plexus Corp.*	38,486
515	Rogers Corp.*	15,939
1,001	Sonic Solutions, Inc.*	7,878
1,347	Technitrol, Inc.	5,375
1,412	TTM Technologies, Inc.*	14,473
		333,227
	Home Furnishings - 0.8%
568	DTS, Inc.*	20,289

	Internet - 7.6%
1,392	Blue Coat Systems, Inc.*	30,485
810	comScore, Inc.*	16,046
1,317	DealerTrack Holdings, Inc.*	20,558
1,171	InfoSpace, Inc.*	9,169
1,476	j2 Global Communications, Inc.*	34,730
982	Knot, Inc. (The)*	8,082
623	PC-Tel, Inc.*	3,944
1,002	Perficient, Inc.*	8,667
345	Stamps.com, Inc.*	3,774
2,846	United Online, Inc.	17,987
1,411	Websense, Inc.*	26,188
		179,630
	Machinery-Diversified - 2.3%
1,296	Cognex Corp.	24,171
822	Gerber Scientific, Inc.*	4,718
1,614	Intermec, Inc.*	16,947
728	Intevac, Inc.*	8,008
		53,844
	Media - 1.3%
807	DG Fastchannel, Inc.*	30,771

	Semiconductors - 24.4%
857	Actel Corp.*	12,564
1,029	ATMI, Inc.*	15,270
2,123	Brooks Automation, Inc.*	16,198
772	Cabot Microelectronics Corp.*	25,237
770	Cohu, Inc.	12,074
5,355	Cypress Semiconductor Corp.*	56,763
1,146	Diodes, Inc.*	20,261
756	DSP Group, Inc.*	5,277
1,431	Exar Corp.*	10,003
706	Hittite Microwave Corp.*	32,448
2,176	Kopin Corp.*	8,203
2,291	Kulicke & Soffa Industries, Inc.*	15,395
1,408	Micrel, Inc.	13,686
2,712	Microsemi Corp.*	43,283
1,636	MKS Instruments, Inc.*	35,109
828	Pericom Semiconductor Corp.*	7,568
1,019	Rudolph Technologies, Inc.*	8,804
881	Sigma Designs, Inc.*	9,021
732	Standard Microsystems Corp.*	16,119
423	Supertex, Inc.*	10,973
1,640	Tessera Technologies, Inc.*	27,847
5,070	TriQuint Semiconductor, Inc.*	35,135
782	Ultratech, Inc.*	14,131
2,437	Varian Semiconductor Equipment Associates, Inc.*	68,870
1,324	Veeco Instruments, Inc.*	57,329
		577,568
	Software - 18.0%
944	Avid Technology, Inc.*	12,206
1,464	Blackbaud, Inc.	34,682

1,410	CommVault Systems, Inc.*	$26,113
1,417	Concur Technologies, Inc.*	65,579
1,112	CSG Systems International, Inc.*	20,972
814	Digi International, Inc.*	6,764
1,019	Ebix, Inc.*	16,926
1,547	Epicor Software Corp.*	11,974
1,077	EPIQ Systems, Inc.	14,023
422	Interactive Intelligence, Inc.*	6,828
1,198	JDA Software Group, Inc.*	28,153
296	MicroStrategy, Inc., Class A*	24,565
1,146	Phoenix Technologies Ltd.*	3,541
1,378	Progress Software Corp.*	41,202
997	Smith Micro Software, Inc.*	9,801
691	SYNNEX Corp.*	18,235
2,762	Take-Two Interactive Software, Inc.*	28,311
1,267	Taleo Corp., Class A*	31,168
2,213	THQ, Inc.*	10,091
903	Tyler Technologies, Inc.*	14,836
		425,970
	Telecommunications - 12.2%
3,933	ADPT Corp.*	11,996
924	Anixter International, Inc.*	44,648
4,142	Arris Group, Inc.*	38,603
573	Black Box Corp.	17,442
925	Comtech Telecommunications Corp.*	19,952
500	EMS Technologies, Inc.*	8,320
3,166	Harmonic, Inc.*	22,067
1,150	NETGEAR, Inc.*	27,600
982	Network Equipment Technologies, Inc.*	3,064
1,021	Novatel Wireless, Inc.*	6,841
1,433	Symmetricom, Inc.*	7,638
2,232	Tekelec*	31,561
413	Tollgrade Communications, Inc.*	2,746
1,303	ViaSat, Inc.*	47,090
		289,568
	Total Investments (Cost $2,413,937)(a)-100.0%	2,366,389
	Liabilities in excess of other assets-0.0%	(494)
	Net Assets-100.0%	$2,365,895

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $2,413,937. The net unrealized depreciation was $47,548 which consisted of aggregate gross unrealized appreciation of $62,549 and aggregate gross unrealized depreciation of $110,097.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares S&P SmallCap Materials Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Materials - 12.2%
6,277	Eagle Materials, Inc.	$153,536
3,972	Texas Industries, Inc.	131,870
		285,406
	Chemicals - 40.4%
4,571	A. Schulman, Inc.	89,546
3,016	American Vanguard Corp.	25,787
3,593	Arch Chemicals, Inc.	123,132
4,092	Balchem Corp.	108,234
7,000	H.B. Fuller Co.	143,080
4,415	OM Group, Inc.*	119,205
1,650	Penford Corp.*	9,141
13,268	PolyOne Corp.*	136,793
1,619	Quaker Chemical Corp.	57,086
1,119	Stepan Co.	73,865
3,109	Zep, Inc.	59,195
		945,064
	Energy-Alternate Sources - 1.3%
8,774	Headwaters, Inc.*	30,358

	Environmental Control - 4.1%
7,343	Calgon Carbon Corp.*	97,221

	Forest Products & Paper - 19.9%
5,697	Buckeye Technologies, Inc.*	64,661
1,666	Clearwater Paper Corp.*	102,676
1,560	Deltic Timber Corp.	71,417
2,135	Neenah Paper, Inc.	38,302
2,627	Schweitzer-Mauduit International, Inc.	139,047
7,116	Wausau Paper Corp.*	48,602
		464,705
	Metal Fabricate/Hardware - 7.8%
2,431	A.M. Castle & Co.*	35,906
1,311	Olympic Steel, Inc.	33,338
3,997	RTI International Metals, Inc.*	113,435
		182,679
	Mining - 11.4%
3,640	AMCOL International Corp.	109,054
2,944	Brush Engineered Materials, Inc.*	70,215
8,340	Century Aluminum Co.*	86,986
		266,255
	Miscellaneous Manufacturing - 2.9%
2,527	LSB Industries, Inc.*	36,616
4,100	Myers Industries, Inc.	32,431
		69,047
	Total Investments (Cost $2,620,750)(a)-100.0%	2,340,735
	Liabilities in excess of other assets-0.0%	(96)
	Net Assets-100.0%	$2,340,639

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $2,620,750. The net unrealized depreciation was $280,015 which consisted of aggregate gross unrealized appreciation of $47,690 and aggregate gross unrealized depreciation of $327,705.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares S&P SmallCap Utilities Portfolio

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Electric - 33.4%
1,572	ALLETE, Inc.	$56,686
2,729	Avista Corp.	57,091
1,194	Central Vermont Public Service Corp.	25,361
1,372	CH Energy Group, Inc.	57,350
2,726	El Paso Electric Co.*	58,609
2,061	NorthWestern Corp.	58,120
2,098	UIL Holdings Corp.	57,170
1,771	Unisource Energy Corp.	57,168
		427,555
	Gas - 46.1%
1,631	Laclede Group, Inc. (The)	56,987
2,908	New Jersey Resources Corp.	108,556
1,871	Northwest Natural Gas Co.	88,704
5,052	Piedmont Natural Gas Co., Inc.	134,484
2,104	South Jersey Industries, Inc.	98,299
3,195	Southwest Gas Corp.	102,783
		589,813
	Telecommunications - 15.9%
2,708	Cbeyond, Inc.*	41,243
4,448	General Communication, Inc., Class A*	37,719
3,293	Neutral Tandem, Inc.*	35,235
2,984	NTELOS Holdings Corp.	55,830
2,206	USA Mobility, Inc.	32,715
		202,742
	Water - 4.5%
1,639	American States Water Co.	57,824

	Total Investments (Cost $1,268,037)(a)-99.9%	1,277,934
	Other assets less liabilities-0.1%	1,399
	Net Assets-100.0%	$1,279,333

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $1,268,037. The net unrealized appreciation was $9,898 which consisted of aggregate gross unrealized appreciation of $39,174 and aggregate gross unrealized depreciation of $29,276.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total

PowerShares DWA Developed Markets Technical Leaders Portfolio
Equity Securities	$28,658,116	$—	$—	$28,658,116

PowerShares DWA Emerging Markets Technical Leaders Portfolio
Equity Securities	61,910,214	12,265	—	61,922,479

PowerShares Dynamic Developed International Opportunities Portfolio
Equity Securities	29,229,252	—	0	29,229,252

PowerShares Emerging Markets Infrastructure Portfolio
Equity Securities	142,100,650	—	—	142,100,650

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	38,758,886	584	0	38,759,470
Money Market Fund	1,097	—	—	1,097
Total Investments	38,759,983	584	0	38,760,567

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	145,548,434	251	0	145,548,685

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	43,586,510	39,445	0	43,625,955

PowerShares FTSE RAFI Emerging Markets Portfolio
Equity Securities	368,185,581	1,491,617	—	369,677,197

PowerShares FTSE RAFI Europe Portfolio
Equity Securities	14,819,919	—	0	14,819,919

PowerShares FTSE RAFI Japan Portfolio
Equity Securities	7,267,463	—	—	7,267,463

PowerShares Global Agriculture Portfolio
Equity Securities	51,146,773		—	51,146,773
Money Market	20,275		—	20,275
Total Investments	51,167,048	—	—	51,167,048

PowerShares Global Biotech Portfolio
Equity Securities	3,400,505		—	3,400,505
Money Market	2,719		—	2,719
Total Investments	3,403,224	—	—	3,403,224

PowerShares Global Clean Energy Portfolio
Equity Securities	162,591,668		—	162,591,668
Money Market	8,849		—	8,849
Total Investments	162,600,517	—	—	162,600,517

PowerShares Global Coal Portfolio
Equity Securities	13,541,351		—	13,541,351
Money Market	5,708		—	5,708
Total Investments	13,547,059	—	—	13,547,059

PowerShares Global Gold and Precious Metals Portfolio
Equity Securities	45,292,360	—	—	45,292,360
Money Market Fund	18,838	—	—	18,838
Total Investments	45,311,198	—	—	45,311,198

PowerShares Global Nuclear Energy Portfolio
Equity Securities	36,674,191	—	—	36,674,191
Money Market Fund	6,488	—	—	6,488
Total Investments	36,680,679	—	—	36,680,679

PowerShares Global Progressive Transportation Portfolio
Equity Securities	5,320,386	—	—	5,320,386

PowerShares Global Steel Portfolio
Equity Securities	9,931,196	—	—	9,931,196
Money Market Fund	7,478	—	—	7,478
Total Investments	9,938,674	—	—	9,938,674

PowerShares Global Water Portfolio
Equity Securities	312,747,658	—	—	312,747,658

PowerShares Global Wind Energy Portfolio
Equity Securities	29,865,171	—	—	29,865,171

PowerShares International Corporate Bond Portfolio
Corporate Debt Securities	—	3,786,484	—	3,786,484

PowerShares MENA Frontier Countries Portfolio
Equity Securities	16,139,007	—	—	16,139,007
Foreign Government Debt Securities	8,725	—	—	8,725
Total Investments	16,147,732	—	—	16,147,732

PowerShares RiverFront Tactical Growth & Income Portfolio
Equity Securities	12,552,618	—	—	12,552,618
Money Market Fund	278,009	—	—	278,009
Total Investments	12,830,627	—	—	12,830,627

PowerShares RiverFront Tactical Balanced Growth Portfolio
Equity Securities	9,063,663	—	—	9,063,663
Money Market Fund	4,114	—	—	4,114
Total Investments	9,067,777	—	—	9,067,777

PowerShares Ibbotson Alternative Completion Portfolio
Equity Securities	10,174,133	—	—	10,174,133
Money Market Fund	1,426	—	—	1,426
Total Investments	10,175,559	—	—	10,175,559

PowerShares 1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	—	84,344,243	—	84,344,243
Money Market Fund	866,863	—	—	866,863
Total Investments	866,863	84,344,243	—	85,211,106

PowerShares Build America Bond Portfolio
Municipal Obligations	—	435,250,937	—	435,250,937
Money Market Fund	21,312,683	—	—	21,312,683
Total Investments	21,312,683	435,250,937	—	456,563,620

PowerShares CEF Income Composite Portfolio
Equity Securities	113,555,894	—	—	113,555,894

PoweShares Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	—	696,695,619	—	696,695,619
Money Market Fund	6,545,638	—	—	6,545,638
Total Investments	6,545,638	696,695,619	—	703,241,257

PowerShares Fundamental High Yield Corporate Bond Portfolio
Corporate Debt Securities	—	214,868,238	—	214,868,238
Money Market Fund	1,954,038	—	—	1,954,038
Total Investments	1,954,038	214,868,238	—	216,822,276

PowerShares Insured California Municipal Bond Portfolio
Municipal Obligations	—	41,129,988	—	41,129,988

PowerShares Insured National Municipal Bond Portfolio
Municipal Obligations	—	594,069,240	—	594,069,240

PowerShares Insured New York Municipal Bond Portfolio
Municipal Obligations	—	39,075,213	—	39,075,213

PowerShares Preferred Portfolio
Equity Securities	1,108,960,164	24,070,044	—	1,133,030,208
Money Market Fund	7,443,254	—	—	7,443,254
Total Investments	1,116,403,418	24,070,044	—	1,140,473,462

PowerShares VRDO Tax-Free Weekly Portfolio
Municipal Obligations	—	749,400,000	—	749,400,000

PowerShares S&P SmallCap Consumer Discretionary Portfolio
Equity Securities	5,917,711	—	—	5,917,711
Money Market Fund	1,440	—	—	1,440
Total Investments	5,919,151	—	—	5,919,151

PowerShares S&P SmallCap Consumer Staples Portfolio
Equity Securities	5,292,534	—	—	5,292,534

PowerShares S&P SmallCap Energy Portfolio
Equity Securities	7,131,184	—	—	7,131,184
Money Market Fund	1,334	—	—	1,334
Total Investments	7,132,518	—	—	7,132,518

PowerShares S&P SmallCap Financials Portfolio
Equity Securities	1,201,235	—	—	1,201,235

PowerShares S&P SmallCap Health Care Portfolio
Equity Securities	22,179,335	—	—	22,179,335
Money Market Fund	3,073	—	—	3,073
Total Investments	22,182,408	—	—	22,182,408

PowerShares S&P SmallCap Industrials Portfolio
Equity Securities	2,446,771	—	—	2,446,771
Money Market Fund	513	—	—	513
Total Investments	2,447,284	—	—	2,447,284

PowerShares S&P SmallCap Information Technology Portfolio
Equity Securities	2,366,389	—	—	2,366,389

PowerShares S&P SmallCap Materials Portfolio
Equity Securities	2,340,735	—	—	2,340,735

PowerShares S&P SmallCap Utilities Portfolio
Equity Securities	1,277,934	—	—	1,277,934

Item 2.    Controls and Procedures.

(a)          The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 28, 2010

By:	/s/ Bruce T. Duncan
Bruce T. Duncan
Treasurer

Date:	September 28, 2010